UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06318

Morgan Stanley Pathway Funds

(Formerly known as Consulting Group Capital Markets Funds)

(Exact name of registrant as specified in charter)

2000 Westchester Avenue, Purchase, NY 10577

(Address of principal executive offices) (Zip code)

CT Corp.

155 Federal Street, Suite 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (800) 869-3326

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS

MORGAN STANLEY PATHWAY FUNDS

Large Cap Equity Fund

Small-Mid Cap Equity Fund

International Equity Fund

Emerging Markets Equity Fund

Core Fixed Income Fund

High Yield Fund

International Fixed Income Fund

Municipal Bond Fund

Inflation-Linked Fixed Income Fund

Ultra-Short Term Fixed Income Fund

Alternative Strategies Fund

FORM N-Q

November 30, 2018

Schedules of Investments

November 30, 2018

(unaudited)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 92.0%
COMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 2.0%
481,028	AT&T Inc.	$15,027,315
29,787	CenturyLink Inc.	559,996
275,930	Verizon Communications Inc.	16,638,579
6,495	Zayo Group Holdings Inc.*	170,948

	Total Diversified Telecommunication Services	32,396,838

Entertainment - 1.6%
65,144	Activision Blizzard Inc.	3,249,383
3,505	Cinemark Holdings Inc.	134,487
76,958	Electronic Arts Inc.*	6,469,859
896	Liberty Media Corp-Liberty Formula One, Class A Shares*	25,823
6,003	Liberty Media Corp-Liberty Formula One, Class C Shares*	179,009
1,912	Lions Gate Entertainment Corp., Class A Shares	37,112
3,040	Lions Gate Entertainment Corp., Class B Shares	54,811
4,275	Live Nation Entertainment Inc.*	238,032
549	Madison Square Garden Co. (The), Class A Shares*	148,241
12,666	Netflix Inc.*	3,624,123
3,519	Take-Two Interactive Software Inc.*	385,929
31,381	Twenty-First Century Fox Inc., Class A Shares	1,552,418
15,143	Twenty-First Century Fox Inc., Class B Shares	742,461
11,314	Viacom Inc., Class B Shares	349,150
67,416	Walt Disney Co. (The)	7,785,874
26,531	Zynga Inc., Class A Shares*	96,042

	Total Entertainment	25,072,754

Interactive Media & Services - 3.3%
18,819	Alphabet Inc., Class A Shares*	20,882,503
12,722	Alphabet Inc., Class C Shares*	13,923,338
126,269	Facebook Inc., Class A Shares*	17,754,684
2,321	IAC/InterActiveCorp.*	413,045
1,759	Match Group Inc.*(a)	70,835
3,112	TripAdvisor Inc.*	199,355
21,330	Twitter Inc.*	670,829
2,020	Zillow Group Inc., Class A Shares*	73,185
3,267	Zillow Group Inc., Class C Shares*	119,409

	Total Interactive Media & Services	54,107,183

Media - 0.8%
1,421	AMC Networks Inc., Class A Shares*	85,061
137	Cable One Inc.	123,203
10,239	CBS Corp., Class B Shares	554,749
5,253	Charter Communications Inc., Class A Shares*	1,729,288
203,307	Comcast Corp., Class A Shares	7,931,006
4,661	Discovery Inc., Class A Shares*	143,186
10,517	Discovery Inc., Class C Shares*	293,740
6,899	DISH Network Corp., Class A Shares*	226,011
3,326	GCI Liberty Inc., Class A Shares*	159,216
11,665	Interpublic Group of Cos., Inc. (The)	274,127
1,383	John Wiley & Sons Inc., Class A Shares	76,466
790	Liberty Broadband Corp., Class A Shares*	67,253
2,970	Liberty Broadband Corp., Class C Shares*	252,004
2,894	Liberty Media Corp-Liberty Sirius XM, Class A Shares*	115,152
5,260	Liberty Media Corp-Liberty Sirius XM, Class C Shares*	211,031
11,011	News Corp., Class A Shares	142,923
4,110	News Corp., Class B Shares	55,074
6,536	Omnicom Group Inc.	503,076
40,300	Sirius XM Holdings Inc.(a)	251,069
3,006	Tribune Media Co., Class A Shares	121,021

	Total Media	13,314,656

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATION SERVICES - 7.8% - (continued)
Wireless Telecommunication Services - 0.1%
18,626	Sprint Corp.*	$116,971
2,906	Telephone & Data Systems Inc.	103,831
9,533	T-Mobile US Inc.*	652,534
511	United States Cellular Corp.*	28,545

	Total Wireless Telecommunication Services	901,881

	TOTAL COMMUNICATION SERVICES	125,793,312

CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.5%
32,126	Adient PLC	760,744
59,868	Aptiv PLC	4,304,509
6,432	BorgWarner Inc.	254,579
2,301	Garrett Motion Inc.*	26,462
7,402	Gentex Corp.	166,693
83,102	Goodyear Tire & Rubber Co. (The)	1,924,642
2,030	Lear Corp.	276,587
16,227	Tenneco Inc., Class A Shares	547,661
1,026	Visteon Corp.*	75,739

	Total Auto Components	8,337,616

Automobiles - 0.3%
117,218	Ford Motor Co.	1,103,022
39,504	General Motors Co.	1,499,177
5,117	Harley-Davidson Inc.	216,398
4,115	Tesla Inc.*	1,442,225
1,451	Thor Industries Inc.	98,392

	Total Automobiles	4,359,214

Distributors - 0.1%
4,443	Genuine Parts Co.	460,783
9,587	LKQ Corp.*	266,902
1,276	Pool Corp.	207,363

	Total Distributors	935,048

Diversified Consumer Services - 0.2%
1,740	Bright Horizons Family Solutions Inc.*	211,723
2,038	frontdoor Inc.*	47,465
148	Graham Holdings Co., Class B Shares	97,526
1,358	Grand Canyon Education Inc.*	166,165
6,158	H&R Block Inc.	166,327
31,785	New Oriental Education & Technology Group Inc., ADR*	1,816,831
5,664	Service Corp. International	261,677
4,077	ServiceMaster Global Holdings Inc.*	180,489

	Total Diversified Consumer Services	2,948,203

Hotels, Restaurants & Leisure - 1.2%
7,618	Aramark	289,941
16,533	Caesars Entertainment Corp.*	140,861
12,227	Carnival Corp.	737,166
4,010	Chipotle Mexican Grill Inc., Class A Shares*	1,897,572
1,151	Choice Hotels International Inc.	89,628
3,863	Darden Restaurants Inc.	427,016
1,318	Domino’s Pizza Inc.	365,508
2,597	Dunkin’ Brands Group Inc.	192,178
5,326	Extended Stay America Inc.	96,933
3,173	Hilton Grand Vacations Inc.*	101,726
8,091	Hilton Worldwide Holdings Inc.	611,194
1,262	Hyatt Hotels Corp., Class A Shares	89,993
3,112	International Game Technology PLC	53,558
11,053	Las Vegas Sands Corp.	607,252
8,801	Marriott International Inc., Class A Shares	1,012,379
23,710	McDonald’s Corp.	4,469,572
14,794	MGM Resorts International	398,846

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 9.5% - (continued)
Hotels, Restaurants & Leisure - 1.2% - (continued)
6,403	Norwegian Cruise Line Holdings Ltd.*	$328,602
4,950	Royal Caribbean Cruises Ltd.	559,696
2,377	Six Flags Entertainment Corp.	145,853
40,009	Starbucks Corp.	2,669,400
1,254	Vail Resorts Inc.	350,092
5,249	Wendy’s Co. (The)	94,115
2,883	Wyndham Destinations Inc.	119,558
3,004	Wyndham Hotels & Resorts Inc.	150,591
3,187	Wynn Resorts Ltd.	348,658
66,178	Yum China Holdings Inc.	2,371,158
9,423	Yum! Brands Inc.	868,989

	Total Hotels, Restaurants & Leisure	19,588,035

Household Durables - 0.3%
10,852	DR Horton Inc.	403,911
3,482	Garmin Ltd.	232,110
3,928	Leggett & Platt Inc.	152,171
8,886	Lennar Corp., Class A Shares	379,699
600	Lennar Corp., Class B Shares	20,736
1,946	Mohawk Industries Inc.*	249,205
12,956	Newell Brands Inc.	303,170
98	NVR Inc.*	240,100
7,657	PulteGroup Inc.	203,064
1,233	Tempur Sealy International Inc.*	62,858
4,274	Toll Brothers Inc.	140,914
21,635	Whirlpool Corp.	2,728,823

	Total Household Durables	5,116,761

Internet & Direct Marketing Retail - 3.5%
32,411	Alibaba Group Holding Ltd., ADR*	5,213,634
18,948	Amazon.com Inc.*	32,025,341
2,896	Booking Holdings Inc.*	5,478,885
233,585	eBay Inc.*	6,972,512
3,754	Expedia Group Inc.	453,446
2,814	GrubHub Inc.*	220,308
6,295	MercadoLibre Inc.	2,215,651
150,552	Qurate Retail Inc., Class A Shares*	3,345,265
1,705	Wayfair Inc., Class A Shares*	181,071

	Total Internet & Direct Marketing Retail	56,106,113

Leisure Products - 0.0%
2,461	Brunswick Corp.	130,531
3,539	Hasbro Inc.	322,049
9,893	Mattel Inc.*	137,513
1,767	Polaris Industries Inc.	171,399

	Total Leisure Products	761,492

Multiline Retail - 0.7%
8,026	Dollar General Corp.	890,806
101,016	Dollar Tree Inc.*	8,765,158
5,227	Kohl’s Corp.	351,098
9,512	Macy’s Inc.	325,501
3,586	Nordstrom Inc.	189,592
16,390	Target Corp.	1,163,034

	Total Multiline Retail	11,685,189

Specialty Retail - 2.1%
2,198	Advance Auto Parts Inc.	390,607
1,994	AutoNation Inc.*	74,037
785	AutoZone Inc.*	635,120
7,534	Best Buy Co., Inc.	486,621
2,087	Burlington Stores Inc.*	345,941
5,519	CarMax Inc.*	364,640
2,169	Dick’s Sporting Goods Inc.	78,041
1,295	Floor & Decor Holdings Inc., Class A Shares*	42,903

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 9.5% - (continued)
Specialty Retail - 2.1% - (continued)
3,531	Foot Locker Inc.	$199,149
6,549	Gap Inc. (The)	178,722
48,074	Home Depot Inc. (The)	8,668,704
6,940	L Brands Inc.	229,783
173,926	Lowe’s Cos., Inc.	16,413,397
3,798	Michaels Cos., Inc. (The)*(a)	64,452
2,377	O’Reilly Automotive Inc.*	824,296
714	Penske Automotive Group Inc.	31,130
11,243	Ross Stores Inc.	984,887
3,850	Tiffany & Co.	350,350
38,474	TJX Cos., Inc. (The)	1,879,455
3,802	Tractor Supply Co.	361,684
1,780	Ulta Beauty Inc.*	530,066
2,081	Urban Outfitters Inc.*	79,265
2,290	Williams-Sonoma Inc.	129,683

	Total Specialty Retail	33,342,933

Textiles, Apparel & Luxury Goods - 0.6%
25,335	Canada Goose Holdings Inc.*(a)	1,706,312
1,369	Carter’s Inc.	126,632
970	Columbia Sportswear Co.	88,590
10,105	Hanesbrands Inc.	160,771
3,078	lululemon athletica Inc.*	407,989
4,486	Michael Kors Holdings Ltd.*	196,263
73,749	NIKE Inc., Class B Shares	5,540,025
2,413	PVH Corp.	266,661
1,628	Ralph Lauren Corp., Class A Shares	181,359
3,866	Skechers U.S.A. Inc., Class A Shares*	104,382
9,014	Tapestry Inc.	350,915
5,514	Under Armour Inc., Class A Shares*	131,674
6,058	Under Armour Inc., Class C Shares*	135,275
9,666	V.F. Corp.	785,749

	Total Textiles, Apparel & Luxury Goods	10,182,597

	TOTAL CONSUMER DISCRETIONARY	153,363,201

CONSUMER STAPLES - 6.5%
Beverages - 2.6%
27,590	Anheuser-Busch InBev SA, ADR(a)	2,120,843
1,869	Brown-Forman Corp., Class A Shares	90,852
8,584	Brown-Forman Corp., Class B Shares	409,629
537,278	Coca-Cola Co. (The)	27,078,811
4,740	Constellation Brands Inc., Class A Shares	927,902
5,206	Keurig Dr Pepper Inc.	140,562
82,371	Molson Coors Brewing Co., Class B Shares	5,417,541
11,885	Monster Beverage Corp.*	709,297
43,259	PepsiCo Inc.	5,275,002

	Total Beverages	42,170,439

Food & Staples Retailing - 1.0%
1,052	Casey’s General Stores Inc.	136,203
29,589	Costco Wholesale Corp.	6,843,344
23,814	Kroger Co. (The)	706,323
4,088	Sprouts Farmers Market Inc.*	94,106
14,415	Sysco Corp.	971,571
6,223	US Foods Holding Corp.*	206,479
25,893	Walgreens Boots Alliance Inc.	2,192,360
43,606	Walmart Inc.	4,258,126

	Total Food & Staples Retailing	15,408,512

Food Products - 1.7%
189,136	Archer-Daniels-Midland Co.	8,704,039
4,383	Bunge Ltd.	250,138
5,377	Campbell Soup Co.(a)	210,778
14,193	Conagra Brands Inc.	459,002

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 6.5% - (continued)
Food Products - 1.7% - (continued)
5,576	Flowers Foods Inc.	$110,349
17,666	General Mills Inc.	747,448
3,315	Hain Celestial Group Inc. (The)*	68,621
4,116	Hershey Co. (The)	445,763
8,507	Hormel Foods Corp.	383,581
2,246	Ingredion Inc.	234,617
3,431	J.M. Smucker Co. (The)	358,574
7,766	Kellogg Co.	494,306
18,205	Kraft Heinz Co. (The)	930,640
4,583	Lamb Weston Holdings Inc.	351,516
13,462	McCormick & Co., Inc.	2,019,300
234,284	Mondelez International Inc., Class A Shares	10,538,094
1,992	Pilgrim’s Pride Corp.*	39,521
1,977	Post Holdings Inc.*	191,275
9	Seaboard Corp.	33,498
1,514	TreeHouse Foods Inc.*	79,636
9,071	Tyson Foods Inc., Class A Shares	534,735

	Total Food Products	27,185,431

Household Products - 0.7%
7,167	Church & Dwight Co., Inc.	474,384
3,818	Clorox Co. (The)	632,337
26,109	Colgate-Palmolive Co.	1,658,443
1,671	Energizer Holdings Inc.	74,911
10,543	Kimberly-Clark Corp.	1,216,346
76,068	Procter & Gamble Co. (The)	7,189,187
1,255	Spectrum Brands Holdings Inc.	61,972

	Total Household Products	11,307,580

Personal Products - 0.1%
14,122	Coty Inc., Class A Shares	117,777
6,602	Estee Lauder Cos., Inc. (The), Class A Shares	941,841
3,468	Herbalife Nutrition Ltd.*	198,543
1,779	Nu Skin Enterprises Inc., Class A Shares	117,361

	Total Personal Products	1,375,522

Tobacco - 0.4%
57,618	Altria Group Inc.	3,159,195
47,311	Philip Morris International Inc.	4,093,821

	Total Tobacco	7,253,016

	TOTAL CONSUMER STAPLES	104,700,500

ENERGY - 5.3%
Energy Equipment & Services - 1.0%
2,705	Apergy Corp.*	92,727
15,345	Baker Hughes a GE Co., Class A Shares	350,173
254,414	Halliburton Co.	7,996,232
3,284	Helmerich & Payne Inc.	199,011
11,171	Nabors Industries Ltd.	36,082
119,881	National Oilwell Varco Inc.	3,849,379
7,182	Patterson-UTI Energy Inc.	99,686
1,750	RPC Inc.	22,890
79,096	Schlumberger Ltd.	3,567,230
12,753	Transocean Ltd.*(a)	118,348
33,712	Weatherford International PLC*(a)	19,283

	Total Energy Equipment & Services	16,351,041

Oil, Gas & Consumable Fuels - 4.3%
15,459	Anadarko Petroleum Corp.	817,781
7,956	Antero Resources Corp.*	104,462
11,848	Apache Corp.	416,220
12,899	Cabot Oil & Gas Corp.	324,539
6,066	Centennial Resource Development Inc., Class A Shares*	94,144
7,153	Cheniere Energy Inc.*	437,191
28,989	Chesapeake Energy Corp.*(a)	84,648

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 5.3% - (continued)
Oil, Gas & Consumable Fuels - 4.3% - (continued)
58,136	Chevron Corp.	$6,914,696
2,897	Cimarex Energy Co.	237,496
5,685	CNX Resources Corp.*	78,680
5,850	Concho Resources Inc.*	762,489
148,730	ConocoPhillips	9,842,951
2,618	Continental Resources Inc.*	119,695
15,735	Devon Energy Corp.	425,317
4,753	Diamondback Energy Inc.	524,636
60,634	EOG Resources Inc.	6,264,098
8,215	EQT Corp.	153,703
6,572	Equitrans Midstream Corp.*	146,687
4,350	Extraction Oil & Gas Inc.*	24,795
129,334	Exxon Mobil Corp.	10,282,053
8,246	Hess Corp.	444,377
5,048	HollyFrontier Corp.	315,349
57,199	Kinder Morgan Inc.	976,387
7,953	Kosmos Energy Ltd.*	42,787
412,026	Marathon Oil Corp.	6,876,714
20,235	Marathon Petroleum Corp.	1,318,513
4,815	Murphy Oil Corp.	153,598
5,429	Newfield Exploration Co.*	92,022
14,882	Noble Energy Inc.	353,299
127,967	Occidental Petroleum Corp.	8,992,241
12,352	ONEOK Inc.	758,783
7,871	Parsley Energy Inc., Class A Shares*	158,443
3,452	PBF Energy Inc., Class A Shares	133,523
12,686	Phillips 66	1,186,395
20,871	Pioneer Natural Resources Co.	3,083,690
8,260	QEP Resources Inc.*	66,328
5,829	Range Resources Corp.	84,812
3,814	SM Energy Co.	77,806
103,526	Suncor Energy Inc.	3,342,854
6,885	Targa Resources Corp.	307,278
12,982	Valero Energy Corp.	1,037,262
2,895	Whiting Petroleum Corp.*	87,632
36,776	Williams Cos., Inc. (The)	931,168
12,309	WPX Energy Inc.*	171,711

	Total Oil, Gas & Consumable Fuels	69,049,253

	TOTAL ENERGY	85,400,294

FINANCIALS - 11.6%
Banks - 3.4%
4,919	Associated Banc-Corp.	113,973
283,959	Bank of America Corp.	8,064,436
1,161	Bank of Hawaii Corp.	92,590
3,251	Bank OZK	88,102
3,359	BankUnited Inc.	116,020
185,427	BB&T Corp.	9,475,320
861	BOK Financial Corp.	72,582
3,727	CIT Group Inc.	173,045
76,578	Citigroup Inc.	4,961,489
14,124	Citizens Financial Group Inc.	513,549
5,051	Comerica Inc.	399,938
3,017	Commerce Bancshares Inc.	190,131
1,713	Cullen/Frost Bankers Inc.	171,848
4,522	East West Bancorp Inc.	242,786
20,676	Fifth Third Bancorp	577,481
252	First Citizens BancShares Inc., Class A Shares	108,226
3,308	First Hawaiian Inc.	86,074
10,040	First Horizon National Corp.	165,560
4,998	First Republic Bank	495,552

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 11.6% - (continued)
Banks - 3.4% - (continued)
9,560	FNB Corp.	$117,206
34,698	Huntington Bancshares Inc.	506,244
102,253	JPMorgan Chase & Co.	11,369,511
33,061	KeyCorp	606,339
4,502	M&T Bank Corp.	760,883
3,800	PacWest Bancorp	152,912
10,705	People’s United Financial Inc.	180,486
2,442	Pinnacle Financial Partners Inc.	140,049
14,002	PNC Financial Services Group Inc. (The)	1,901,191
3,077	Popular Inc.	173,543
2,023	Prosperity Bancshares Inc.	140,376
34,106	Regions Financial Corp.	561,044
1,601	Signature Bank	197,451
7,280	Sterling Bancorp	140,504
14,083	SunTrust Banks Inc.	882,863
1,650	SVB Financial Group*	420,436
3,573	Synovus Financial Corp.	135,095
4,735	TCF Financial Corp.	106,490
1,299	Texas Capital Bancshares Inc.*	77,498
7,070	Umpqua Holdings Corp.	136,027
46,846	US Bancorp	2,551,233
2,778	Webster Financial Corp.	167,152
132,412	Wells Fargo & Co.	7,187,323
2,917	Western Alliance Bancorp*	136,720
1,791	Wintrust Financial Corp.	138,534
6,099	Zions Bancorporation	296,777

	Total Banks	55,292,589

Capital Markets - 3.1%
17,465	Affiliated Managers Group Inc.	1,940,711
39,749	Ameriprise Financial Inc.	5,157,433
183,730	Bank of New York Mellon Corp. (The)	9,427,186
8,152	BGC Partners Inc., Class A Shares	85,922
8,690	BlackRock Inc., Class A Shares	3,719,407
3,479	Cboe Global Markets Inc.	374,410
147,159	Charles Schwab Corp. (The)	6,592,723
10,772	CME Group Inc., Class A Shares	2,047,542
7,365	E*Trade Financial Corp.	385,116
3,381	Eaton Vance Corp.	137,708
1,341	Evercore Inc., Class A Shares	110,713
1,149	FactSet Research Systems Inc.	269,429
8,914	Franklin Resources Inc.	302,096
10,738	Goldman Sachs Group Inc. (The)	2,047,629
2,390	Interactive Brokers Group Inc., Class A Shares	138,262
17,381	Intercontinental Exchange Inc.	1,420,375
12,635	Invesco Ltd.	257,122
3,594	Lazard Ltd., Class A Shares	144,191
2,837	Legg Mason Inc.	82,188
2,603	LPL Financial Holdings Inc.	167,035
1,110	MarketAxess Holdings Inc.	241,680
4,960	Moody’s Corp.	788,987
37,046	Morgan Stanley(b)	1,644,472
653	Morningstar Inc.	77,146
14,431	MSCI Inc., Class A Shares	2,266,966
3,631	Nasdaq Inc.	331,583
6,453	Northern Trust Corp.	640,331
4,085	Raymond James Financial Inc.	325,697
35,119	S&P Global Inc.	6,421,860
4,156	SEI Investments Co.	223,177
11,348	State Street Corp.	828,631
6,924	T. Rowe Price Group Inc.	687,969

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 11.6% - (continued)
Capital Markets - 3.1% - (continued)
8,777	TD Ameritrade Holding Corp.	$472,290
1,319	Virtu Financial Inc., Class A Shares	33,199

	Total Capital Markets	49,791,186

Consumer Finance - 0.5%
13,453	Ally Financial Inc.	358,926
40,731	American Express Co.	4,572,870
14,215	Capital One Financial Corp.	1,274,801
329	Credit Acceptance Corp.*	134,699
10,508	Discover Financial Services	749,221
8,694	Navient Corp.	99,981
2,099	OneMain Holdings Inc., Class A Shares*	61,438
3,956	Santander Consumer USA Holdings Inc.	76,944
12,082	SLM Corp.*	124,082
22,987	Synchrony Financial	597,202

	Total Consumer Finance	8,050,164

Diversified Financial Services - 0.8%
4,208	AXA Equitable Holdings Inc.	82,814
59,234	Berkshire Hathaway Inc., Class B Shares*	12,927,228
9,273	Jefferies Financial Group Inc.	202,615
4,334	Voya Financial Inc.	194,813

	Total Diversified Financial Services	13,407,470

Insurance - 3.7%
133,378	Aflac Inc.	6,100,710
461	Alleghany Corp.	290,905
96,675	Allstate Corp. (The)	8,622,443
2,214	American Financial Group Inc.	226,625
212,194	American International Group Inc.	9,177,391
167	American National Insurance Co.	21,311
7,376	Aon PLC	1,217,851
11,939	Arch Capital Group Ltd.*	341,694
5,251	Arthur J. Gallagher & Co.	404,695
2,050	Aspen Insurance Holdings Ltd.	85,813
19,759	Assurant Inc.	1,921,365
3,199	Assured Guaranty Ltd.	130,583
4,755	Athene Holding Ltd., Class A Shares*	206,795
2,381	Axis Capital Holdings Ltd.	131,788
3,134	Brighthouse Financial Inc.*	126,175
6,932	Brown & Brown Inc.	201,167
14,195	Chubb Ltd.	1,898,439
4,787	Cincinnati Financial Corp.	391,242
1,018	CNA Financial Corp.	47,765
851	Erie Indemnity Co., Class A Shares	116,459
1,226	Everest Re Group Ltd.	272,270
8,297	Fidelity National Financial Inc.	278,779
3,257	First American Financial Corp.	157,411
1,263	Hanover Insurance Group Inc. (The)	144,879
10,996	Hartford Financial Services Group Inc. (The)	485,913
70,530	Lincoln National Corp.	4,441,274
8,772	Loews Corp.	421,582
423	Markel Corp.*	483,971
112,491	Marsh & McLennan Cos., Inc.	9,977,952
987	Mercury General Corp.	55,914
25,676	MetLife Inc.	1,145,920
9,171	Old Republic International Corp.	206,806
8,842	Principal Financial Group Inc.	436,087
17,574	Progressive Corp. (The)	1,164,980
12,602	Prudential Financial Inc.	1,181,564
2,031	Reinsurance Group of America Inc., Class A Shares	303,391
1,189	RenaissanceRe Holdings Ltd.	157,673
3,348	Torchmark Corp.	289,301

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 11.6% - (continued)
Insurance - 3.7% - (continued)
8,192	Travelers Cos., Inc. (The)	$1,067,991
6,396	Unum Group	229,680
103	White Mountains Insurance Group Ltd.	95,661
33,987	Willis Towers Watson PLC	5,419,227
2,957	WR Berkley Corp.	232,953

	Total Insurance	60,312,395

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
13,489	AGNC Investment Corp.	238,755
36,884	Annaly Capital Management Inc.	370,315
5,995	Chimera Investment Corp.	115,044
13,603	MFA Financial Inc.	98,622
10,072	New Residential Investment Corp.	173,239
8,560	Starwood Property Trust Inc.	191,487
6,824	Two Harbors Investment Corp.	98,129

	Total Mortgage Real Estate Investment Trusts (REITs)	1,285,591

Thrifts & Mortgage Finance - 0.0%
14,234	New York Community Bancorp Inc.	151,307
501	TFS Financial Corp.	8,026

	Total Thrifts & Mortgage Finance	159,333

	TOTAL FINANCIALS	188,298,728

HEALTH CARE - 16.2%
Biotechnology - 2.4%
46,197	AbbVie Inc.	4,354,991
1,705	Agios Pharmaceuticals Inc.*	112,189
44,598	Alexion Pharmaceuticals Inc.*	5,492,244
4,562	Alkermes PLC*	166,239
2,756	Alnylam Pharmaceuticals Inc.*	223,677
19,747	Amgen Inc.	4,112,313
13,760	Biogen Inc.*	4,591,987
18,838	BioMarin Pharmaceutical Inc.*	1,809,013
1,699	Bluebird Bio Inc.*	208,790
49,881	Celgene Corp.*	3,602,406
25,824	Exact Sciences Corp.*	2,013,755
8,510	Exelixis Inc.*	172,838
39,361	Gilead Sciences Inc.	2,831,630
5,473	Incyte Corp.*	351,640
3,706	Ionis Pharmaceuticals Inc.*	216,023
2,786	Neurocrine Biosciences Inc.*	245,920
6,181	Regeneron Pharmaceuticals Inc.*	2,260,083
1,376	Sage Therapeutics Inc.*	158,639
1,910	Sarepta Therapeutics Inc.*	247,288
3,187	Seattle Genetics Inc.*	199,442
1,323	TESARO Inc.*	61,361
1,250	United Therapeutics Corp.*	147,625
25,226	Vertex Pharmaceuticals Inc.*	4,560,609

	Total Biotechnology	38,140,702

Health Care Equipment & Supplies - 3.4%
173,466	Abbott Laboratories	12,845,157
1,315	ABIOMED Inc.*	437,474
9,621	Align Technology Inc.*	2,211,772
28,508	Baxter International Inc.	1,954,223
8,116	Becton Dickinson and Co.	2,051,319
41,534	Boston Scientific Corp.*	1,564,586
1,242	Cantel Medical Corp.	106,663
1,496	Cooper Cos., Inc. (The)	417,130
18,698	Danaher Corp.	2,048,179
6,924	DENTSPLY SIRONA Inc.	261,589
2,720	DexCom Inc.*	352,485
17,755	Edwards Lifesciences Corp.*	2,876,488
2,045	Hill-Rom Holdings Inc.	198,283

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 16.2% - (continued)
Health Care Equipment & Supplies - 3.4% - (continued)
8,392	Hologic Inc.*	$372,689
406	ICU Medical Inc.*	97,639
14,779	IDEXX Laboratories Inc.*	3,011,369
1,710	Insulet Corp.*	143,520
1,951	Integra LifeSciences Holdings Corp.*	104,632
3,435	Intuitive Surgical Inc.*	1,823,538
1,513	Masimo Corp.*	167,065
187,569	Medtronic PLC	18,293,605
858	Penumbra Inc.*	119,451
4,368	ResMed Inc.	488,299
2,591	STERIS PLC	308,536
10,365	Stryker Corp.	1,818,643
1,414	Teleflex Inc.	389,444
2,829	Varian Medical Systems Inc.*	349,070
2,269	West Pharmaceutical Services Inc.	248,592
6,072	Zimmer Biomet Holdings Inc.	710,545

	Total Health Care Equipment & Supplies	55,771,985

Health Care Providers & Services - 5.0%
2,958	Acadia Healthcare Co., Inc.*	100,483
4,691	AmerisourceBergen Corp., Class A Shares	417,030
33,230	Anthem Inc.	9,639,026
172,469	Cardinal Health Inc.	9,456,475
6,124	Centene Corp.*	871,139
446	Chemed Corp.	141,284
7,135	Cigna Corp.	1,593,816
155,188	CVS Health Corp.	12,446,078
3,640	DaVita Inc.*	240,458
2,976	Encompass Health Corp.	223,825
106,450	Express Scripts Holding Co.*	10,801,482
64,687	HCA Healthcare Inc.	9,314,281
4,761	Henry Schein Inc.*	424,681
4,196	Humana Inc.	1,382,456
3,154	Laboratory Corp. of America Holdings*	459,349
5,935	McKesson Corp.	738,908
3,105	MEDNAX Inc.*	124,821
1,894	Molina Healthcare Inc.*	264,611
1,786	Premier Inc., Class A Shares*	70,833
80,495	Quest Diagnostics Inc.	7,129,442
52,654	UnitedHealth Group Inc.	14,814,729
2,623	Universal Health Services Inc., Class B Shares	361,948
1,522	WellCare Health Plans Inc.*	387,927

	Total Health Care Providers & Services	81,405,082

Health Care Technology - 0.1%
1,174	athenahealth Inc.*	156,259
9,849	Cerner Corp.*	570,356
3,741	Veeva Systems Inc., Class A Shares*	359,735

	Total Health Care Technology	1,086,350

Life Sciences Tools & Services - 0.9%
9,990	Agilent Technologies Inc.	722,777
579	Bio-Rad Laboratories Inc., Class A Shares*	158,912
1,139	Bio-Techne Corp.	183,857
2,575	Bruker Corp.	85,336
1,534	Charles River Laboratories International Inc.*	206,860
14,262	Illumina Inc.*	4,813,425
4,834	IQVIA Holdings Inc.*	604,588
770	Mettler-Toledo International Inc.*	490,228
3,473	PerkinElmer Inc.	302,359
1,697	PRA Health Sciences Inc.*	198,108
6,992	QIAGEN NV*	247,797
22,985	Thermo Fisher Scientific Inc.	5,735,907

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 16.2% - (continued)
Life Sciences Tools & Services - 0.9% - (continued)
2,395	Waters Corp.*	$475,599

	Total Life Sciences Tools & Services	14,225,753

Pharmaceuticals - 4.4%
10,372	Allergan PLC	1,624,255
96,698	Bristol-Myers Squibb Co.	5,169,475
4,437	Catalent Inc.*	175,927
28,948	Eli Lilly & Co.	3,434,391
1,826	Jazz Pharmaceuticals PLC*	276,091
156,130	Johnson & Johnson	22,935,497
194,924	Merck & Co., Inc.	15,465,270
16,005	Mylan NV*	541,929
4,870	Nektar Therapeutics, Class A Shares*	196,699
4,013	Perrigo Co. PLC	249,930
378,886	Pfizer Inc.	17,515,900
43,876	Zoetis Inc., Class A Shares	4,118,640

	Total Pharmaceuticals	71,704,004

	TOTAL HEALTH CARE	262,333,876

INDUSTRIALS - 8.3%
Aerospace & Defense - 2.1%
13,493	Arconic Inc.	289,830
16,548	Boeing Co. (The)	5,738,184
2,964	BWX Technologies Inc.	134,032
1,234	Curtiss-Wright Corp.	136,234
7,919	General Dynamics Corp.	1,464,144
3,690	Harris Corp.	527,485
1,065	HEICO Corp.	90,014
2,458	HEICO Corp., Class A Shares	165,964
2,703	Hexcel Corp.	166,694
1,354	Huntington Ingalls Industries Inc.	291,787
2,448	L3 Technologies Inc.	448,694
7,562	Lockheed Martin Corp.	2,271,852
33,190	Northrop Grumman Corp.	8,625,417
51,996	Raytheon Co.	9,116,979
3,276	Spirit AeroSystems Holdings Inc., Class A Shares	268,239
1,089	Teledyne Technologies Inc.*	244,568
7,704	Textron Inc.	432,502
1,514	TransDigm Group Inc.*	547,568
24,618	United Technologies Corp.	2,999,457

	Total Aerospace & Defense	33,959,644

Air Freight & Logistics - 0.4%
4,312	CH Robinson Worldwide Inc.	398,127
5,413	Expeditors International of Washington Inc.	411,875
7,546	FedEx Corp.	1,728,034
38,034	United Parcel Service Inc., Class B Shares	4,384,940
3,722	XPO Logistics Inc.*	282,351

	Total Air Freight & Logistics	7,205,327

Airlines - 0.2%
3,733	Alaska Air Group Inc.	273,480
12,263	American Airlines Group Inc.	492,482
1,072	Copa Holdings SA, Class A Shares	91,152
19,417	Delta Air Lines Inc.	1,178,806
9,776	JetBlue Airways Corp.*	190,827
15,934	Southwest Airlines Co.	870,156
7,336	United Continental Holdings Inc.*	709,391

	Total Airlines	3,806,294

Building Products - 0.8%
2,958	Allegion PLC	270,923
4,462	AO Smith Corp.	211,409
109,781	Armstrong World Industries Inc.*	7,354,229
4,411	Fortune Brands Home & Security Inc.	193,202

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 8.3% - (continued)
Building Products - 0.8% - (continued)
127,747	Johnson Controls International PLC	$4,443,041
1,136	Lennox International Inc.	256,634
9,664	Masco Corp.	306,252
3,620	Owens Corning	188,783
3,836	Resideo Technologies Inc.*	79,137
2,345	USG Corp.	100,929

	Total Building Products	13,404,539

Commercial Services & Supplies - 0.7%
3,641	ADT Inc.(a)	28,436
2,594	Cintas Corp.	486,064
1,632	Clean Harbors Inc.*	105,313
6,363	Copart Inc.*	325,658
4,223	KAR Auction Services Inc.	241,302
6,826	Republic Services Inc., Class A Shares	527,923
2,862	Rollins Inc.	181,909
2,433	Stericycle Inc.*	116,954
104,874	Waste Management Inc.	9,831,938

	Total Commercial Services & Supplies	11,845,497

Construction & Engineering - 0.1%
48,039	AECOM*	1,544,934
1,494	Arcosa Inc.*	40,846
4,297	Fluor Corp.	175,876
3,996	Jacobs Engineering Group Inc.	262,417
4,325	Quanta Services Inc.*	151,808
712	Valmont Industries Inc.	92,945

	Total Construction & Engineering	2,268,826

Electrical Equipment - 0.3%
1,231	Acuity Brands Inc.	160,055
7,072	AMETEK Inc.	519,297
13,282	Eaton Corp. PLC	1,021,917
18,826	Emerson Electric Co.	1,271,132
1,240	GrafTech International Ltd.	19,604
1,654	Hubbell Inc., Class B Shares	182,205
4,861	nVent Electric PLC	121,622
1,395	Regal Beloit Corp.	109,061
3,598	Rockwell Automation Inc.	627,275
5,280	Sensata Technologies Holding PLC*	244,253

	Total Electrical Equipment	4,276,421

Industrial Conglomerates - 0.8%
17,370	3M Co.	3,611,570
1,829	Carlisle Cos., Inc.	192,996
262,475	General Electric Co.	1,968,563
38,851	Honeywell International Inc.	5,701,384
3,039	Roper Technologies Inc.	904,376

	Total Industrial Conglomerates	12,378,889

Machinery - 1.5%
1,882	AGCO Corp.	112,318
3,635	Allison Transmission Holdings Inc.	171,245
29,121	Caterpillar Inc.	3,950,846
2,964	Colfax Corp.*	73,922
1,502	Crane Co.	129,728
4,551	Cummins Inc.	687,474
9,824	Deere & Co.	1,521,541
3,969	Donaldson Co., Inc.	222,423
4,480	Dover Corp.	380,307
4,008	Flowserve Corp.	194,428
8,840	Fortive Corp.	672,459
3,533	Gardner Denver Holdings Inc.*	87,442
1,535	Gates Industrial Corp. PLC*	22,611
5,044	Graco Inc.	222,188

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 8.3% - (continued)
Machinery - 1.5% - (continued)
2,398	IDEX Corp.	$329,485
10,029	Illinois Tool Works Inc.	1,394,532
7,338	Ingersoll-Rand PLC	759,630
2,637	ITT Inc.	146,222
88,465	Kennametal Inc.	3,699,606
2,019	Lincoln Electric Holdings Inc.	173,533
1,701	Middleby Corp. (The)*	205,464
1,778	Nordson Corp.	214,089
2,203	Oshkosh Corp.	157,140
10,095	PACCAR Inc.	628,111
3,981	Parker-Hannifin Corp.	684,891
4,761	Pentair PLC	203,295
1,756	Snap-on Inc.	291,917
4,617	Stanley Black & Decker Inc.	604,134
1,856	Terex Corp.	61,359
2,241	Timken Co. (The)	89,976
3,216	Toro Co. (The)	199,360
4,485	Trinity Industries Inc.	106,878
1,386	WABCO Holdings Inc.*	168,330
46,552	Wabtec Corp.	4,403,819
4,028	Welbilt Inc.*	55,667
5,595	Xylem Inc.	408,323

	Total Machinery	23,434,693

Marine - 0.0%
1,791	Kirby Corp.*	136,725

Professional Services - 0.3%
1,114	CoStar Group Inc.*	411,500
1,232	Dun & Bradstreet Corp. (The)	176,841
3,722	Equifax Inc.	382,138
34,923	IHS Markit Ltd.*	1,863,841
1,973	ManpowerGroup Inc.	160,168
11,093	Nielsen Holdings PLC	301,397
3,697	Robert Half International Inc.	228,585
5,748	TransUnion	371,148
4,724	Verisk Analytics Inc., Class A Shares*	582,564

	Total Professional Services	4,478,182

Road & Rail - 0.6%
239	AMERCO	82,801
28,082	Avis Budget Group Inc.*	822,522
24,737	CSX Corp.	1,796,648
1,810	Genesee & Wyoming Inc., Class A Shares*	150,737
30,110	Hertz Global Holdings Inc.*	563,358
2,713	JB Hunt Transport Services Inc.	288,555
3,171	Kansas City Southern	326,772
4,281	Knight-Swift Transportation Holdings Inc., Class A Shares	148,379
1,220	Landstar System Inc.	133,078
8,516	Norfolk Southern Corp.	1,454,022
2,053	Old Dominion Freight Line Inc.	280,707
1,485	Ryder System Inc.	84,006
1,355	Schneider National Inc., Class B Shares	30,257
22,553	Union Pacific Corp.	3,468,200

	Total Road & Rail	9,630,042

Trading Companies & Distributors - 0.5%
55,011	AerCap Holdings NV*	2,908,432
2,908	Air Lease Corp., Class A Shares	113,005
8,948	Fastenal Co.	530,258
5,558	HD Supply Holdings Inc.*	221,764
1,443	MSC Industrial Direct Co., Inc., Class A Shares	127,835
2,608	United Rentals Inc.*	305,475

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 8.3% - (continued)
Trading Companies & Distributors - 0.5% - (continued)
3,689	Univar Inc.*	$79,904
1,043	Watsco Inc.	160,309
997	WESCO International Inc.*	53,250
10,049	WW Grainger Inc.	3,155,788

	Total Trading Companies & Distributors	7,656,020

Transportation Infrastructure - 0.0%
2,697	Macquarie Infrastructure Corp.	112,465

	TOTAL INDUSTRIALS	134,593,564

INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 2.7%
1,773	Arista Networks Inc.*	422,825
4,674	ARRIS International PLC*	144,427
640,381	Cisco Systems Inc.	30,655,038
57,805	CommScope Holding Co., Inc.*	1,046,271
1,572	EchoStar Corp., Class A Shares*	65,772
1,907	F5 Networks Inc.*	327,947
10,728	Juniper Networks Inc.	308,001
65,820	Motorola Solutions Inc.	8,638,875
12,614	Palo Alto Networks Inc.*	2,181,591
655	Ubiquiti Networks Inc.(a)	71,382

	Total Communications Equipment	43,862,129

Electronic Equipment, Instruments & Components - 0.6%
8,577	Amphenol Corp., Class A Shares	754,261
29,361	Arrow Electronics Inc.*	2,259,916
3,624	Avnet Inc.	158,804
4,630	CDW Corp.	429,108
44,271	Cognex Corp.	1,948,809
823	Coherent Inc.*	113,706
24,698	Corning Inc.	795,769
1,889	Dolby Laboratories Inc., Class A Shares	132,986
149,769	Flex Ltd.*	1,310,479
4,031	FLIR Systems Inc.	184,862
1,045	IPG Photonics Corp.*	148,547
4,463	Jabil Inc.	111,441
5,843	Keysight Technologies Inc.*	361,214
806	Littelfuse Inc.	154,228
3,560	National Instruments Corp.	174,298
11,244	Tech Data Corp.*	1,011,398
7,773	Trimble Inc.*	295,607
1,646	Zebra Technologies Corp., Class A Shares*	295,951

	Total Electronic Equipment, Instruments & Components	10,641,384

IT Services - 3.5%
19,673	Accenture PLC, Class A Shares	3,236,602
39,342	Akamai Technologies Inc.*	2,704,763
1,503	Alliance Data Systems Corp.	301,141
4,447	Amdocs Ltd.	288,655
13,375	Automatic Data Processing Inc.	1,971,742
4,273	Black Knight Inc.*	193,738
4,229	Booz Allen Hamilton Holding Corp., Class A Shares	216,990
3,428	Broadridge Financial Solutions Inc.	362,922
17,570	Cognizant Technology Solutions Corp., Class A Shares	1,251,511
5,600	Conduent Inc.*	71,792
2,331	CoreLogic Inc.*	94,312
8,704	DXC Technology Co.	548,700
1,514	EPAM Systems Inc.*	197,199
1,457	Euronet Worldwide Inc.*	171,358
9,799	Fidelity National Information Services Inc.	1,057,802
16,232	First Data Corp., Class A Shares*	309,707
12,319	Fiserv Inc.*	974,802
2,521	FleetCor Technologies Inc.*	487,561

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 19.3% - (continued)
IT Services - 3.5% - (continued)
2,760	Gartner Inc.*	$422,804
4,402	Genpact Ltd.	133,733
4,918	Global Payments Inc.	549,882
4,616	GoDaddy Inc., Class A Shares*	301,240
27,982	International Business Machines Corp.	3,477,323
2,409	Jack Henry & Associates Inc.	336,537
4,467	Leidos Holdings Inc.	281,421
28,078	MasterCard Inc., Class A Shares	5,645,643
2,489	Okta Inc., Class A Shares*	158,425
9,414	Paychex Inc.	666,135
91,687	PayPal Holdings Inc.*	7,867,661
8,217	Sabre Corp.	210,109
40,905	Square Inc., Class A Shares*	2,856,805
1,129	Switch Inc., Class A Shares	8,772
5,633	Total System Services Inc.	492,155
2,115	Twilio Inc., Class A Shares*(a)	199,846
3,292	VeriSign Inc.*	513,750
101,036	Visa Inc., Class A Shares	14,317,812
155,563	Western Union Co. (The)	2,913,695
1,228	WEX Inc.*	190,303
9,102	Worldpay Inc., Class A Shares*	781,043

	Total IT Services	56,766,391

Semiconductors & Semiconductor Equipment - 4.8%
27,193	Advanced Micro Devices Inc.*	579,211
180,189	Analog Devices Inc.	16,562,973
72,997	Applied Materials Inc.	2,721,328
32,320	Broadcom Inc.	7,673,091
10,661	Cypress Semiconductor Corp.	148,188
2,693	First Solar Inc.*	119,704
316,138	Intel Corp.	15,588,765
4,865	KLA-Tencor Corp.	479,494
4,878	Lam Research Corp.	765,651
17,061	Marvell Technology Group Ltd.	274,853
8,677	Maxim Integrated Products Inc.	485,218
73,038	Microchip Technology Inc.(a)	5,477,850
35,083	Micron Technology Inc.*	1,352,800
1,547	MKS Instruments Inc.	121,378
1,199	Monolithic Power Systems Inc.	158,352
35,051	NVIDIA Corp.	5,728,385
10,335	NXP Semiconductors NV	861,629
13,021	ON Semiconductor Corp.*	249,743
3,914	Qorvo Inc.*	257,580
80,343	QUALCOMM Inc.	4,680,783
94,815	Skyworks Solutions Inc.	6,899,687
5,768	Teradyne Inc.	205,860
49,125	Texas Instruments Inc.	4,905,131
1,426	Universal Display Corp.	130,964
3,279	Versum Materials Inc.	113,585
7,650	Xilinx Inc.	707,472

	Total Semiconductors & Semiconductor Equipment	77,249,675

Software - 5.5%
1,824	2U Inc.*	106,503
40,060	Adobe Inc.*	10,050,653
2,595	ANSYS Inc.*	420,442
2,158	Aspen Technology Inc.*	186,235
2,815	Atlassian Corp. PLC, Class A Shares*	241,921
6,531	Autodesk Inc.*	943,730
8,698	Cadence Design Systems Inc.*	391,758
4,018	CDK Global Inc.	202,507
758	Ceridian HCM Holding Inc.*(a)	30,411

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 19.3% - (continued)
Software - 5.5% - (continued)
4,212	Citrix Systems Inc.*	$458,982
5,989	Dell Technologies Inc., Class V Shares*	631,720
833	DocuSign Inc., Class A Shares*	34,786
777	Fair Isaac Corp.*	154,336
6,180	FireEye Inc.*	123,662
4,356	Fortinet Inc.*	321,647
2,492	Guidewire Software Inc.*	231,656
7,374	Intuit Inc.	1,581,944
1,467	LogMeIn Inc.	135,301
2,089	Manhattan Associates Inc.*	103,468
279,797	Microsoft Corp.	31,026,689
7,894	Nuance Communications Inc.*	126,225
29,109	Nutanix Inc., Class A Shares*	1,301,463
310,186	Oracle Corp.	15,124,669
1,513	Paycom Software Inc.*	200,881
1,247	Pegasystems Inc.	67,326
1,473	Proofpoint Inc.*	142,896
3,564	PTC Inc.*	308,250
1,789	RealPage Inc.*	92,277
17,261	Red Hat Inc.*	3,082,124
1,975	RingCentral Inc., Class A Shares*	163,728
45,844	salesforce.com Inc.*	6,544,689
21,629	ServiceNow Inc.*	4,007,205
48,337	Splunk Inc.*	5,400,693
6,444	SS&C Technologies Holdings Inc.	310,279
19,269	Symantec Corp.	426,038
4,602	Synopsys Inc.*	423,108
2,063	Tableau Software Inc., Class A Shares*	257,132
3,109	Teradata Corp.*	116,992
1,169	Tyler Technologies Inc.*	225,336
900	Ultimate Software Group Inc. (The)*	237,528
11,169	VMware Inc., Class A Shares*	1,869,021
4,526	Workday Inc., Class A Shares*	742,264
3,093	Zendesk Inc.*	183,817

	Total Software	88,732,292

Technology Hardware, Storage & Peripherals - 2.2%
165,409	Apple Inc.	29,538,739
46,922	Hewlett Packard Enterprise Co.	703,830
48,012	HP Inc.	1,104,276
41,174	NCR Corp.*	1,140,932
8,116	NetApp Inc.	542,717
5,550	Pure Storage Inc., Class A Shares*	104,950
60,916	Western Digital Corp.	2,764,977
6,890	Xerox Corp.	185,479

	Total Technology Hardware, Storage & Peripherals	36,085,900

	TOTAL INFORMATION TECHNOLOGY	313,337,771

MATERIALS - 3.2%
Chemicals - 2.0%
6,444	Air Products & Chemicals Inc.	1,036,646
3,410	Albemarle Corp.	328,451
2,072	Ashland Global Holdings Inc.	169,676
6,581	Axalta Coating Systems Ltd.*	164,722
1,625	Cabot Corp.	79,950
45,277	Celanese Corp., Class A Shares	4,569,808
7,268	CF Industries Holdings Inc.	306,637
5,480	Chemours Co. (The)	156,070
198,711	DowDuPont Inc.	11,495,431
4,418	Eastman Chemical Co.	348,227
22,504	Ecolab Inc.	3,611,667
4,166	FMC Corp.	344,695

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 3.2% - (continued)
Chemicals - 2.0% - (continued)
6,701	Huntsman Corp.	$135,494
3,082	International Flavors & Fragrances Inc.	436,504
29,182	Linde PLC	4,641,397
9,614	LyondellBasell Industries NV, Class A Shares	897,082
10,937	Mosaic Co. (The)	393,732
254	NewMarket Corp.	106,802
4,873	Olin Corp.	104,916
6,679	Platform Specialty Products Corp.*	78,612
7,264	PPG Industries Inc.	794,173
4,084	RPM International Inc.	269,340
1,364	Scotts Miracle-Gro Co. (The)	103,637
2,522	Sherwin-Williams Co. (The)	1,069,505
5,222	Valvoline Inc.	110,132
1,227	Westlake Chemical Corp.	88,945
1,990	WR Grace & Co.	127,042

	Total Chemicals	31,969,293

Construction Materials - 0.5%
1,545	Eagle Materials Inc.	112,785
1,951	Martin Marietta Materials Inc.	372,036
77,183	Vulcan Materials Co.	8,159,015

	Total Construction Materials	8,643,836

Containers & Packaging - 0.4%
1,936	AptarGroup Inc.	201,441
871	Ardagh Group SA, Class A Shares	11,332
2,661	Avery Dennison Corp.	256,521
10,219	Ball Corp.	501,855
2,799	Bemis Co., Inc.	136,479
3,850	Berry Global Group Inc.*	193,732
42,512	Crown Holdings Inc.*	2,180,015
10,314	Graphic Packaging Holding Co.	123,665
12,181	International Paper Co.	562,640
50,199	Owens-Illinois Inc.*	923,160
2,894	Packaging Corp. of America	283,091
4,284	Sealed Air Corp.	156,495
1,551	Silgan Holdings Inc.	39,938
2,921	Sonoco Products Co.	168,074
7,867	WestRock Co.	370,614

	Total Containers & Packaging	6,109,052

Metals & Mining - 0.3%
5,826	Alcoa Corp.*	185,325
45,069	Freeport-McMoRan Inc.	538,124
16,520	Newmont Mining Corp.	534,257
9,393	Nucor Corp.	567,431
2,070	Reliance Steel & Aluminum Co.	166,532
2,121	Royal Gold Inc.	155,151
2,827	Southern Copper Corp.	94,648
74,251	Steel Dynamics Inc.	2,613,635
5,189	United States Steel Corp.	119,658

	Total Metals & Mining	4,974,761

Paper & Forest Products - 0.0%
1,609	Domtar Corp.	70,120

	TOTAL MATERIALS	51,767,062

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.3%
3,239	Alexandria Real Estate Equities Inc.	403,255
3,805	American Campus Communities Inc.	166,773
8,272	American Homes 4 Rent, Class A Shares	172,306
13,384	American Tower Corp.	2,201,534
4,836	Apartment Investment & Management Co., Class A Shares	227,727
7,347	Apple Hospitality REIT Inc.	116,597

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 2.4% - (continued)
Equity Real Estate Investment Trusts (REITs) - 2.3% - (continued)
4,266	AvalonBay Communities Inc.	$812,972
4,771	Boston Properties Inc.	625,955
5,954	Brandywine Realty Trust	84,964
10,105	Brixmor Property Group Inc.	166,732
4,863	Brookfield Property REIT Inc., Class A Shares	87,583
2,732	Camden Property Trust	259,977
15,766	Colony Capital Inc.	97,119
2,928	Columbia Property Trust Inc.	62,864
1,209	CoreSite Realty Corp.	117,829
2,886	Corporate Office Properties Trust	70,620
12,484	Crown Castle International Corp.	1,434,412
5,631	CubeSmart	175,349
2,903	CyrusOne Inc.	162,800
6,055	Digital Realty Trust Inc.	696,567
4,678	Douglas Emmett Inc.	172,712
11,082	Duke Realty Corp.	315,394
2,850	Empire State Realty Trust Inc., Class A Shares	46,141
2,164	EPR Properties	153,276
7,469	Equinix Inc.	2,877,656
2,877	Equity Commonwealth	91,402
2,401	Equity LifeStyle Properties Inc.	238,972
131,555	Equity Residential	9,373,294
2,029	Essex Property Trust Inc.	532,633
3,783	Extra Space Storage Inc.	363,092
2,244	Federal Realty Investment Trust	296,410
7,016	Forest City Realty Trust Inc., Class A Shares	177,505
6,268	Gaming and Leisure Properties Inc.	215,807
14,596	HCP Inc.	427,079
6,097	Healthcare Trust of America Inc., Class A Shares	171,448
3,315	Highwoods Properties Inc.	143,772
4,714	Hospitality Properties Trust	126,524
22,798	Host Hotels & Resorts Inc.	433,162
4,784	Hudson Pacific Properties Inc.	147,634
8,858	Invitation Homes Inc.	190,093
8,835	Iron Mountain Inc.	300,125
3,340	JBG SMITH Properties	133,834
2,901	Kilroy Realty Corp.	203,331
12,660	Kimco Realty Corp.	206,991
2,524	Lamar Advertising Co., Class A Shares	191,420
4,487	Liberty Property Trust	203,216
1,227	Life Storage Inc.	119,804
4,219	Macerich Co. (The)	212,173
11,192	Medical Properties Trust Inc.	193,286
3,499	Mid-America Apartment Communities Inc.	362,356
4,502	National Retail Properties Inc.	225,370
5,934	Omega Healthcare Investors Inc.	225,136
4,774	Outfront Media Inc.	99,204
7,238	Paramount Group Inc.	103,286
6,160	Park Hotels & Resorts Inc.	189,851
18,647	Prologis Inc.	1,255,689
4,431	Public Storage	944,955
4,316	Rayonier Inc.	136,515
8,984	Realty Income Corp.	575,785
4,696	Regency Centers Corp.	298,947
7,235	Retail Properties of America Inc., Class A Shares	91,089
538	Retail Value Inc.*	15,597
3,534	SBA Communications Corp., Class A Shares*	603,643
7,903	Senior Housing Properties Trust	108,745
9,358	Simon Property Group Inc.	1,737,687
5,387	SITE Centers Corp.	67,014

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 2.4% - (continued)
Equity Real Estate Investment Trusts (REITs) - 2.3% - (continued)
2,583	SL Green Realty Corp.	$249,053
14,385	Spirit Realty Capital Inc.	106,737
5,833	STORE Capital Corp.	174,757
2,367	Sun Communities Inc.	246,405
1,860	Taubman Centers Inc.	98,468
8,163	UDR Inc.	347,907
4,745	Uniti Group Inc.	94,568
10,589	Ventas Inc.	672,296
30,444	VEREIT Inc.	232,897
11,485	VICI Properties Inc.(c)	250,028
5,329	Vornado Realty Trust	383,475
3,316	Weingarten Realty Investors	95,700
11,137	Welltower Inc.	805,539
23,551	Weyerhaeuser Co.	621,982
3,163	WP Carey Inc.	214,293

	Total Equity Real Estate Investment Trusts (REITs)	38,037,095

Real Estate Management & Development - 0.1%
9,896	CBRE Group Inc., Class A Shares*	432,257
1,168	Howard Hughes Corp. (The)*	129,368
1,355	Jones Lang LaSalle Inc.	194,036
3,371	Realogy Holdings Corp.(a)	64,925

	Total Real Estate Management & Development	820,586

	TOTAL REAL ESTATE	38,857,681

UTILITIES - 1.9%
Electric Utilities - 1.3%
7,164	Alliant Energy Corp.	325,174
14,934	American Electric Power Co., Inc.	1,160,969
1,954	Avangrid Inc.	98,443
21,860	Duke Energy Corp.	1,936,140
145,997	Edison International	8,076,554
5,652	Entergy Corp.	492,063
8,027	Evergy Inc.	476,563
9,882	Eversource Energy	675,336
29,260	Exelon Corp.	1,357,371
14,845	FirstEnergy Corp.	561,586
3,142	Hawaiian Electric Industries Inc.	120,402
14,517	NextEra Energy Inc.	2,637,884
5,952	OGE Energy Corp.	235,818
16,114	PG&E Corp.*	425,087
3,503	Pinnacle West Capital Corp.	313,028
20,713	PPL Corp.	633,611
30,869	Southern Co. (The)	1,461,030
15,804	Xcel Energy Inc.	828,920

	Total Electric Utilities	21,815,979

Gas Utilities - 0.0%
3,336	Atmos Energy Corp.	319,155
2,321	National Fuel Gas Co.	124,986
5,387	UGI Corp.	309,483

	Total Gas Utilities	753,624

Independent Power and Renewable Electricity Producers - 0.1%
20,733	AES Corp.	321,154
9,037	NRG Energy Inc.	347,292
12,711	Vistra Energy Corp.*	298,454

	Total Independent Power and Renewable Electricity Producers	966,900

Multi-Utilities - 0.5%
7,526	Ameren Corp.	516,434
13,462	CenterPoint Energy Inc.	377,071
8,798	CMS Energy Corp.	458,288
9,377	Consolidated Edison Inc.	753,442
19,717	Dominion Energy Inc.	1,468,917

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units		Security	Value
UTILITIES - 1.9% - (continued)
Multi-Utilities - 0.5% - (continued)
5,377		DTE Energy Co.	$643,842
5,807		MDU Resources Group Inc.	153,711
11,483		NiSource Inc.	303,381
15,192		Public Service Enterprise Group Inc.	849,233
4,154		SCANA Corp.	193,826
8,233		Sempra Energy	948,606
2,466		Vectren Corp.	177,083
9,771		WEC Energy Group Inc.	708,202

		Total Multi-Utilities	7,552,036

Water Utilities - 0.0%
5,545		American Water Works Co., Inc.	529,048
5,458		Aqua America Inc.	187,155

		Total Water Utilities	716,203

		TOTAL UTILITIES	31,804,742

		TOTAL COMMON STOCKS (Cost - $1,023,004,164)	1,490,250,731

CLOSED END MUTUAL FUND SECURITY - 4.9%
FINANCIALS - 4.9%
Capital Markets - 4.9%
1,440,000		iShares Core S&P U.S. Value, Common Class(a) (Cost - $81,849,456)	78,710,400

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,104,853,620)	1,568,961,131

Face Amount†
SHORT-TERM INVESTMENTS (d) - 3.0%
MONEY MARKET FUND - 0.6%
$9,151,558		Invesco STIT - Government & Agency Portfolio, 2.802%, Institutional Class(e) (Cost - $9,151,558)	9,151,558

TIME DEPOSITS - 2.4%
11,038,042		ANZ National Bank - London, 1.540% due 12/3/18	11,038,042
14,357,313		Banco Santander SA - Frankfurt, 1.540% due 12/3/18	14,357,313
14,293	CAD	BBH - Grand Cayman, 0.830% due 12/3/18	10,756
12,862,799		BNP Paribas - Paris, 1.540% due 12/3/18	12,862,799
716,088		Citibank - New York, 1.540% due 12/3/18	716,088

		TOTAL TIME DEPOSITS (Cost - $38,984,998)	38,984,998

		TOTAL SHORT-TERM INVESTMENTS (Cost - $48,136,556)	48,136,556

		TOTAL INVESTMENTS - 99.9% (Cost - $1,152,990,176)	1,617,097,687

		Other Assets in Excess of Liabilities - 0.1%	1,979,452

		TOTAL NET ASSETS - 100.0%	$1,619,077,139

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Affiliated security. As at November 30, 2018, total cost and total market value of affiliated securities amounted to $894,994 and $1,644,472, respectively.

Underlying Security	Beginning Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/(Depreciation)	Dividend/Interest Income	Ending Value as of November 30, 2018
Morgan Stanley	$1,898,462	—	(84,354)	$40,070	$(209,706)	$11,422	$1,644,472

(c)	Illiquid security.
(d)	Inclusive of all short-term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.4%.
(e)	Represents investment of collateral received from securities lending transactions.

At November 30, 2018, for Large Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Large Cap Equity Fund	$1,152,990,176	$512,334,589	$(48,625,564)	$463,709,025

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	19.4%
Financials	16.5
Health Care	16.2
Consumer Discretionary	9.5
Industrials	8.3
Communication Services	7.8
Consumer Staples	6.5
Energy	5.3
Materials	3.2
Real Estate	2.4
Utilities	1.9
Short-Term Investments	3.0

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

At November 30, 2018, Large Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
S&P 500 E-mini Index December Futures	87	12/18	$12,351,276	$11,998,388	$(352,888)
S&P MidCap 400 E-mini Index December Futures	5	12/18	985,348	939,750	(45,598)

					$(398,486)

At November 30, 2018, Large Cap Equity Fund had deposited cash of $557,984 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:

CAD	—	Canadian Dollar

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.0%
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.1%
380	ATN International Inc.	$32,133
1,656	Cincinnati Bell Inc.*	20,568
1,560	Cogent Communications Holdings Inc.	75,644
2,628	Consolidated Communications Holdings Inc.	36,161
3,297	Frontier Communications Corp.	11,770
1,733	Intelsat SA*	43,100
3,585	Iridium Communications Inc.*	85,610
695	Ooma Inc.*	10,383
2,858	ORBCOMM Inc.*	27,094
314	pdvWireless Inc.*	13,640
8,263	Vonage Holdings Corp.*	87,505
1,458	Windstream Holdings Inc.*(a)	4,389
7,382	Zayo Group Holdings Inc.*	194,294

	Total Diversified Telecommunication Services	642,291

Entertainment - 0.7%
4,932	Activision Blizzard Inc.	246,008
1,941	AMC Entertainment Holdings Inc., Class A Shares	26,495
4,033	Cinemark Holdings Inc.	154,746
5,436	Electronic Arts Inc.*	457,004
1,081	Eros International PLC*	9,870
3,833	Glu Mobile Inc.*	28,402
2,050	IMAX Corp.*	38,048
367	Liberty Media Corp-Liberty Braves, Class A Shares*	9,179
1,122	Liberty Media Corp-Liberty Braves, Class C Shares*	28,050
1,078	Liberty Media Corp-Liberty Formula One, Class A Shares*	31,068
7,369	Liberty Media Corp-Liberty Formula One, Class C Shares*	219,744
1,836	Lions Gate Entertainment Corp., Class A Shares	35,637
3,615	Lions Gate Entertainment Corp., Class B Shares	65,178
5,222	Live Nation Entertainment Inc.*	290,761
198	LiveXLive Media Inc.*(a)	1,008
4,968	Madison Square Garden Co. (The), Class A Shares*	1,341,459
708	Marcus Corp. (The)	30,062
9,682	Pandora Media Inc.*	84,137
609	Reading International Inc., Class A Shares*	9,299
699	Rosetta Stone Inc.*	11,680
1,589	World Wrestling Entertainment Inc., Class A Shares	117,522
28,701	Zynga Inc., Class A Shares*	103,898

	Total Entertainment	3,339,255

Interactive Media & Services - 0.2%
735	Care.com Inc.*	13,171
1,836	Cargurus Inc., Class A Shares*	71,439
2,685	Cars.com Inc.*	69,461
2,712	Liberty TripAdvisor Holdings Inc., Class A Shares*	51,609
1,938	Match Group Inc.*(a)	78,043
2,635	Meet Group Inc. (The)*	10,619
1,298	QuinStreet Inc.*	20,950
118	Travelzoo*	1,064
3,906	TripAdvisor Inc.*	250,218
3,426	TrueCar Inc.*	35,665
911	XO Group Inc.*	31,430
3,058	Yelp Inc., Class A Shares*	102,963
2,165	Zillow Group Inc., Class A Shares*	78,438
4,542	Zillow Group Inc., Class C Shares*	166,010

	Total Interactive Media & Services	981,080

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATION SERVICES - 1.9% - (continued)
Media - 0.8%
1,661	AMC Networks Inc., Class A Shares*	$99,427
444	Beasley Broadcast Group Inc., Class A Shares	2,282
110	Boston Omaha Corp., Class A Shares*	2,703
161	Cable One Inc.	144,786
175	Cardlytics Inc.*	2,517
3,403	Central European Media Enterprises Ltd., Class A Shares*	11,162
1,440	Clear Channel Outdoor Holdings Inc., Class A Shares	7,358
16,500	Criteo SA, ADR*	384,450
40	Daily Journal Corp.*(a)	9,440
930	Emerald Expositions Events Inc.	10,881
4,792	Entercom Communications Corp., Class A Shares	31,292
2,760	Entravision Communications Corp., Class A Shares	8,915
1,633	EW Scripps Co. (The), Class A Shares	28,790
636	Fluent Inc.*	2,251
4,236	Gannett Co., Inc.	43,927
3,851	GCI Liberty Inc., Class A Shares*	184,347
2,986	Gray Television Inc.*	55,211
634	Hemisphere Media Group Inc., Class A Shares*	8,794
14,296	Interpublic Group of Cos., Inc. (The)	335,956
1,615	John Wiley & Sons Inc., Class A Shares	89,293
1,708	Liberty Latin America Ltd., Class A Shares*	31,171
4,230	Liberty Latin America Ltd., Class C Shares*	78,213
523	Loral Space & Communications Inc.*	22,233
2,388	MDC Partners Inc., Class A Shares*	6,304
1,471	Meredith Corp.(a)	84,230
17,535	MSG Networks Inc., Class A Shares*	469,587
2,889	National CineMedia Inc.	19,963
2,250	New Media Investment Group Inc.	29,700
4,925	New York Times Co. (The), Class A Shares	132,138
11,155	Nexstar Media Group Inc., Class A Shares	921,849
152	Saga Communications Inc., Class A Shares	5,639
1,049	Scholastic Corp.	48,474
2,686	Sinclair Broadcast Group Inc., Class A Shares	84,475
802	TechTarget Inc.*	11,541
8,091	TEGNA Inc.	107,529
3,338	Tribune Media Co., Class A Shares	134,388
653	Tribune Publishing Co.*	9,527
1,084	WideOpenWest Inc.*	10,125

	Total Media	3,670,868

Wireless Telecommunication Services - 0.1%
1,519	Boingo Wireless Inc.*	38,036
2,411	Gogo Inc.*	10,199
3,326	NII Holdings Inc.*	17,994
1,742	Shenandoah Telecommunications Co.	87,030
703	Spok Holdings Inc.	10,243
3,654	Telephone & Data Systems Inc.	130,557
482	United States Cellular Corp.*	26,924

	Total Wireless Telecommunication Services	320,983

	TOTAL COMMUNICATION SERVICES	8,954,477

CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.7%
3,509	Adient PLC	83,093
4,182	American Axle & Manufacturing Holdings Inc.*	52,066
48,858	Cooper Tire & Rubber Co.	1,670,944
673	Cooper-Standard Holdings Inc.*	49,210
5,465	Dana Inc.	79,297
1,006	Dorman Products Inc.*	88,387
1,351	Fox Factory Holding Corp.*	86,072
9,946	Gentex Corp.	223,984
1,379	Gentherm Inc.*	64,027

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.1% - (continued)
Auto Components - 0.7% - (continued)
8,742	Goodyear Tire & Rubber Co. (The)	$202,465
912	LCI Industries	70,571
1,855	Modine Manufacturing Co.*	24,208
14,971	Motorcar Parts of America Inc.*	268,729
448	Shiloh Industries Inc.*	3,570
746	Standard Motor Products Inc.	39,292
1,018	Stoneridge Inc.*	27,231
815	Superior Industries International Inc.	5,998
1,901	Tenneco Inc., Class A Shares	64,159
706	Tower International Inc.	19,853
1,108	Visteon Corp.*	81,793

	Total Auto Components	3,204,949

Automobiles - 0.1%
6,192	Harley-Davidson Inc.	261,860
1,882	Thor Industries Inc.	127,618
1,156	Winnebago Industries Inc.	28,935

	Total Automobiles	418,413

Distributors - 0.2%
1,708	Core-Mark Holding Co., Inc.	44,886
400	Funko Inc., Class A Shares*	6,012
28,845	LKQ Corp.*	803,045
1,461	Pool Corp.	237,427
241	Weyco Group Inc.	7,982

	Total Distributors	1,099,352

Diversified Consumer Services - 1.0%
2,214	Adtalem Global Education Inc.*	127,836
599	American Public Education Inc.*	18,953
12,168	Bright Horizons Family Solutions Inc.*	1,480,602
318	Cambium Learning Group Inc.*	4,605
2,550	Career Education Corp.*	34,400
581	Carriage Services Inc., Class A Shares	9,900
3,977	Chegg Inc.*	111,157
2,546	frontdoor Inc.*	59,296
159	Graham Holdings Co., Class B Shares	104,775
1,773	Grand Canyon Education Inc.*	216,944
7,674	H&R Block Inc.	207,275
3,761	Houghton Mifflin Harcourt Co.*	37,422
1,507	K12 Inc.*	35,957
3,176	Laureate Education Inc., Class A Shares*	46,846
1,282	Regis Corp.*	23,422
6,460	Service Corp. International	298,452
34,049	ServiceMaster Global Holdings Inc.*	1,507,349
1,390	Sotheby’s*	55,586
782	Strategic Education Inc.	106,735
1,437	Weight Watchers International Inc.*	71,879

	Total Diversified Consumer Services	4,559,391

Hotels, Restaurants & Leisure - 2.6%
21,434	Aramark	815,778
2,447	BBX Capital Corp., Class A Shares	16,444
3,356	Belmond Ltd., Class A Shares*	61,079
4	Biglari Holdings Inc., Class A Shares*	2,795
43	Biglari Holdings Inc., Class B Shares*	6,151
765	BJ’s Restaurants Inc.	41,555
3,172	Bloomin’ Brands Inc.	62,013
324	Bluegreen Vacations Corp.	4,497
577	Bojangles’ Inc.*	9,284
3,071	Boyd Gaming Corp.	76,222
1,637	Brinker International Inc.	83,618
21,909	Caesars Entertainment Corp.*	186,665
1,274	Carrols Restaurant Group Inc.*	14,039

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.1% - (continued)
Hotels, Restaurants & Leisure - 2.6% - (continued)
1,025	Century Casinos Inc.*	$7,647
1,594	Cheesecake Factory Inc. (The)	75,221
1,264	Choice Hotels International Inc.	98,428
439	Churchill Downs Inc.*	121,937
618	Chuy’s Holdings Inc.*	13,225
696	Cracker Barrel Old Country Store Inc.(a)	125,844
18,836	Dave & Buster’s Entertainment Inc.	1,071,015
1,362	Del Frisco’s Restaurant Group Inc.*	9,357
1,108	Del Taco Restaurants Inc.*	11,867
2,343	Denny’s Corp.*	38,753
625	Dine Brands Global Inc.	55,738
1,575	Domino’s Pizza Inc.	436,779
2,117	Drive Shack Inc.*	9,886
3,078	Dunkin’ Brands Group Inc.	227,772
983	El Pollo Loco Holdings Inc.*	15,010
48,534	Eldorado Resorts Inc.*	2,134,525
24	Empire Resorts Inc.*	302
7,096	Extended Stay America Inc.	129,147
893	Fiesta Restaurant Group Inc.*	16,833
660	Golden Entertainment Inc.*	11,939
705	Habit Restaurants Inc. (The), Class A Shares*	8,813
3,621	Hilton Grand Vacations Inc.*	116,089
1,562	Hyatt Hotels Corp., Class A Shares	111,386
3,696	International Game Technology PLC	63,608
978	International Speedway Corp., Class A Shares	41,409
603	J Alexander’s Holdings Inc.*	6,163
970	Jack in the Box Inc.	86,029
125,072	Lindblad Expeditions Holdings Inc.*	1,610,927
1,450	Marriott Vacations Worldwide Corp.	117,740
451	Monarch Casino & Resort Inc.*	18,040
109	Nathan’s Famous Inc.	7,997
502	Noodles & Co., Class A Shares*	3,971
842	Papa John’s International Inc.(a)	40,408
4,009	Penn National Gaming Inc.*	88,639
3,301	Planet Fitness Inc., Class A Shares*	182,281
872	PlayAGS Inc.*	19,576
807	Potbelly Corp.*	8,215
336	RCI Hospitality Holdings Inc.	8,407
657	Red Lion Hotels Corp.*	5,926
462	Red Robin Gourmet Burgers Inc.*	16,027
2,593	Red Rock Resorts Inc., Class A Shares	67,833
1,095	Ruth’s Hospitality Group Inc.	26,795
2,051	Scientific Games Corp., Class A Shares*	39,953
20,952	SeaWorld Entertainment Inc.*	596,713
921	Shake Shack Inc., Class A Shares*	51,162
2,708	Six Flags Entertainment Corp.	166,163
1,331	Sonic Corp.	57,832
346	Speedway Motorsports Inc.	6,013
7,641	Texas Roadhouse Inc., Class A Shares	504,535
677	Town Sports International Holdings Inc.*	4,813
1,501	Vail Resorts Inc.	419,049
7,116	Wendy’s Co. (The)	127,590
1,109	Wingstop Inc.	72,773
3,659	Wyndham Destinations Inc.	151,739
3,730	Wyndham Hotels & Resorts Inc.	186,985
13,334	Yum! Brands Inc.	1,229,661

	Total Hotels, Restaurants & Leisure	12,262,625

Household Durables - 0.8%
339	Bassett Furniture Industries Inc.	7,129
1,313	Beazer Homes USA Inc.*	14,784

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.1% - (continued)
Household Durables - 0.8% - (continued)
319	Cavco Industries Inc.*	$52,495
1,036	Century Communities Inc.*	21,311
861	Ethan Allen Interiors Inc.	17,892
295	Flexsteel Industries Inc.	7,322
4,000	GoPro Inc., Class A Shares*	20,320
917	Green Brick Partners Inc.*	7,611
230	Hamilton Beach Brands Holding Co., Class A Shares	5,209
1,000	Helen of Troy Ltd.*	143,030
439	Hooker Furniture Corp.	13,227
5,152	Hovnanian Enterprises Inc., Class A Shares*	6,543
821	Installed Building Products Inc.*	31,797
1,010	iRobot Corp.*	96,354
3,194	KB Home	67,425
1,745	La-Z-Boy Inc.	51,006
4,807	Leggett & Platt Inc.	186,223
711	LGI Homes Inc.*	32,820
440	Lifetime Brands Inc.	5,254
1,108	M/I Homes Inc.*	26,082
1,749	MDC Holdings Inc.	51,508
1,431	Meritage Homes Corp.*	54,736
10,248	Mohawk Industries Inc.*	1,312,359
522	New Home Co., Inc. (The)*	3,816
119	NVR Inc.*	291,550
9,691	PulteGroup Inc.	257,005
1,616	Roku Inc., Class A Shares*	65,852
710	Skyline Champion Corp.	15,989
708	Sonos Inc.*(a)	8,694
4,161	Taylor Morrison Home Corp., Class A Shares*	70,363
11,140	Tempur Sealy International Inc.*	567,917
5,342	Toll Brothers Inc.	176,126
1,323	TopBuild Corp.*	67,407
5,621	TRI Pointe Group Inc.*	70,150
1,911	Tupperware Brands Corp.	72,542
230	Turtle Beach Corp.*(a)	3,724
483	Universal Electronics Inc.*	16,654
1,091	Vuzix Corp.*	6,044
1,194	William Lyon Homes, Class A Shares*	14,841
1,005	ZAGG Inc.*	10,100

	Total Household Durables	3,951,211

Internet & Direct Marketing Retail - 0.3%
954	1-800-Flowers.com Inc., Class A Shares*	11,934
317	Duluth Holdings Inc., Class B Shares*	9,947
4,502	Etsy Inc.*	243,288
379	Gaia Inc., Class A Shares*	4,942
16,469	Groupon Inc., Class A Shares*	50,560
3,373	GrubHub Inc.*	264,072
409	Lands’ End Inc.*	8,683
584	Leaf Group Ltd.*	4,760
2,036	Liberty Expedia Holdings Inc., Class A Shares*	85,329
1,072	Liquidity Services Inc.*	6,947
1,102	Nutrisystem Inc.	40,983
774	Overstock.com Inc.*(a)	15,139
829	PetMed Express Inc.	19,971
2,988	Quotient Technology Inc.*	36,722
1,245	Remark Holdings Inc.*	1,643
1,232	Shutterfly Inc.*	61,588
703	Shutterstock Inc.	26,862
647	Stamps.com Inc.*	110,935
2,164	Wayfair Inc., Class A Shares*	229,817

	Total Internet & Direct Marketing Retail	1,234,122

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.1% - (continued)
Leisure Products - 0.2%
1,386	Acushnet Holdings Corp.	$31,670
2,082	American Outdoor Brands Corp.*	25,359
3,206	Brunswick Corp.	170,046
3,529	Callaway Golf Co.	60,452
457	Clarus Corp.	5,173
544	Escalade Inc.	6,446
187	Johnson Outdoors Inc., Class A Shares	13,333
768	Malibu Boats Inc., Class A Shares*	37,187
338	Marine Products Corp.	7,348
618	MasterCraft Boat Holdings Inc.*	16,012
13,040	Mattel Inc.*	181,256
1,140	Nautilus Inc.*	14,718
2,179	Polaris Industries Inc.	211,363
630	Sturm Ruger & Co., Inc.	33,774
2,132	Vista Outdoor Inc.*	24,305

	Total Leisure Products	838,442

Multiline Retail - 0.5%
1,434	Big Lots Inc.	62,465
441	Dillard’s Inc., Class A Shares(a)	30,601
13,560	Dollar General Corp.	1,505,024
11,493	JC Penney Co., Inc.*(a)	16,435
6,233	Kohl’s Corp.	418,671
4,386	Nordstrom Inc.	231,888
1,822	Ollie’s Bargain Outlet Holdings Inc.*	161,611

	Total Multiline Retail	2,426,695

Specialty Retail - 3.2%
2,627	Aaron’s Inc.	122,944
2,540	Abercrombie & Fitch Co., Class A Shares	53,111
5,775	Advance Auto Parts Inc.	1,026,275
54,574	American Eagle Outfitters Inc.	1,142,234
225	America’s Car-Mart Inc.*	16,697
769	Asbury Automotive Group Inc.*	53,153
6,121	Ascena Retail Group Inc.*	18,485
1,694	At Home Group Inc.*	48,279
2,082	AutoNation Inc.*	77,305
1,751	Barnes & Noble Education Inc.*	11,679
2,335	Barnes & Noble Inc.	17,676
5,064	Bed Bath & Beyond Inc.	65,224
625	Big 5 Sporting Goods Corp.	2,306
1,060	Boot Barn Holdings Inc.*	23,998
1,051	Buckle Inc. (The)(a)	20,074
5,149	Burlington Stores Inc.*	853,498
1,574	Caleres Inc.	47,582
1,173	Camping World Holdings Inc., Class A Shares(a)	22,135
8,760	Carvana Co., Class A Shares*(a)	379,220
835	Cato Corp. (The), Class A Shares	12,617
48,784	Chico’s FAS Inc.	263,434
597	Children’s Place Inc. (The)	77,395
480	Citi Trends Inc.	9,840
779	Conn’s Inc.*	21,742
934	Container Store Group Inc. (The)*	5,072
2,772	Dick’s Sporting Goods Inc.	99,737
2,618	DSW Inc., Class A Shares	72,623
37,757	Express Inc.*	235,604
2,058	Five Below Inc.*	215,658
1,435	Floor & Decor Holdings Inc., Class A Shares*	47,542
4,307	Foot Locker Inc.	242,915
1,321	Francesca’s Holdings Corp.*	2,629
3,747	GameStop Corp., Class A Shares(a)	51,184
723	Genesco Inc.*	30,192

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.1% - (continued)
Specialty Retail - 3.2% - (continued)
3,513	GNC Holdings Inc., Class A Shares*	$10,012
741	Group 1 Automotive Inc.	41,644
2,151	Guess? Inc.	51,194
781	Haverty Furniture Cos., Inc.	16,003
705	Hibbett Sports Inc.*	10,920
1,489	Hudson Ltd., Class A Shares*	30,897
421	J. Jill Inc.*	2,598
609	Kirkland’s Inc.*	6,608
863	Lithia Motors Inc., Class A Shares	71,508
1,030	Lumber Liquidators Holdings Inc.*	13,009
799	MarineMax Inc.*	16,963
4,095	Michaels Cos., Inc. (The)*(a)	69,492
1,194	Monro Inc.	97,096
1,086	Murphy USA Inc.*	87,988
12,519	National Vision Holdings Inc.*	460,324
171,459	Office Depot Inc.	553,813
4,679	O’Reilly Automotive Inc.*	1,622,584
49,545	Party City Holdco Inc.*	592,063
1,339	Penske Automotive Group Inc.	58,380
2,593	Pier 1 Imports Inc.	3,734
1,547	Rent-A-Center Inc.*	22,710
719	RH*	83,505
41,614	Ross Stores Inc.	3,645,386
22,397	RTW RetailWinds Inc.*	75,030
4,583	Sally Beauty Holdings Inc.*	96,747
395	Shoe Carnival Inc.	14,982
2,201	Signet Jewelers Ltd.	115,993
1,230	Sleep Number Corp.*	47,158
847	Sonic Automotive Inc., Class A Shares	13,374
1,261	Sportsman’s Warehouse Holdings Inc.*	5,674
1,856	Tailored Brands Inc.	42,502
1,600	Tile Shop Holdings Inc.	9,456
492	Tilly’s Inc., Class A Shares	5,663
2,991	Ulta Beauty Inc.*	890,690
2,707	Urban Outfitters Inc.*	103,110
3,148	Williams-Sonoma Inc.	178,271
88	Winmark Corp.	13,051
770	Zumiez Inc.*	15,184

	Total Specialty Retail	14,585,375

Textiles, Apparel & Luxury Goods - 1.5%
24,210	Carter’s Inc.	2,239,425
1,158	Columbia Sportswear Co.	105,760
12,318	Crocs Inc.*	342,441
446	Culp Inc.	9,139
1,114	Deckers Outdoor Corp.*	148,429
1,703	Fossil Group Inc.*	32,919
1,624	G-III Apparel Group Ltd.*	65,090
13,588	Hanesbrands Inc.	216,185
5,211	Michael Kors Holdings Ltd.*	227,981
558	Movado Group Inc.	21,003
629	Oxford Industries Inc.	50,565
17,448	PVH Corp.	1,928,179
2,061	Ralph Lauren Corp., Class A Shares	229,595
212	Rocky Brands Inc.	5,489
4,980	Skechers U.S.A. Inc., Class A Shares*	134,460
3,261	Steven Madden Ltd.	105,102
332	Superior Group of Cos., Inc.	6,102
13,850	Under Armour Inc., Class A Shares*	330,738
636	Unifi Inc.*	17,662
769	Vera Bradley Inc.*	8,474

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.1% - (continued)
Textiles, Apparel & Luxury Goods - 1.5% - (continued)
22,723	Wolverine World Wide Inc.	$786,216

	Total Textiles, Apparel & Luxury Goods	7,010,954

	TOTAL CONSUMER DISCRETIONARY	51,591,529

CONSUMER STAPLES - 1.5%
Beverages - 0.1%
314	Boston Beer Co., Inc. (The), Class A Shares*	86,205
3,526	Castle Brands Inc.*(a)	3,171
541	Celsius Holdings Inc.*	2,121
169	Coca-Cola Bottling Co. Consolidated	35,916
473	Craft Brew Alliance Inc.*	7,606
495	MGP Ingredients Inc.(a)	33,655
438	National Beverage Corp.	38,224
1,024	Primo Water Corp.*	14,868

	Total Beverages	221,766

Food & Staples Retailing - 0.5%
46,296	Andersons Inc. (The)	1,530,546
2,664	BJ’s Wholesale Club Holdings Inc.*	62,231
1,344	Casey’s General Stores Inc.	174,008
772	Chefs’ Warehouse Inc. (The)*	29,421
459	Ingles Markets Inc., Class A Shares	13,352
321	Natural Grocers by Vitamin Cottage Inc.*	6,076
3,830	Performance Food Group Co.*	131,982
825	PriceSmart Inc.	55,184
39,237	Rite Aid Corp.*(a)	43,553
986	Smart & Final Stores Inc.*	6,251
1,330	SpartanNash Co.	24,937
4,745	Sprouts Farmers Market Inc.*	109,230
1,879	United Natural Foods Inc.*	40,605
7,993	US Foods Holding Corp.*	265,208
361	Village Super Market Inc., Class A Shares	9,852
366	Weis Markets Inc.	16,763

	Total Food & Staples Retailing	2,519,199

Food Products - 0.7%
87	Alico Inc.	2,875
2,468	B&G Foods Inc.(a)	74,855
616	Calavo Growers Inc.	60,541
1,164	Cal-Maine Foods Inc.	54,382
6,124	Darling Ingredients Inc.*	133,993
3,413	Dean Foods Co.	17,202
410	Farmer Brothers Co.*	9,984
6,727	Flowers Foods Inc.	133,127
1,145	Fresh Del Monte Produce Inc.	38,529
937	Freshpet Inc.*	30,921
18,773	Hain Celestial Group Inc. (The)*	388,601
3,693	Hostess Brands Inc., Class A Shares*	43,024
2,626	Ingredion Inc.	274,312
561	J&J Snack Foods Corp.	88,004
338	John B Sanfilippo & Son Inc.	21,030
5,482	Lamb Weston Holdings Inc.	420,469
706	Lancaster Colony Corp.	127,306
1,096	Landec Corp.*	16,889
443	Limoneira Co.	10,694
1,985	Pilgrim’s Pride Corp.*	39,382
2,457	Post Holdings Inc.*	237,715
761	Sanderson Farms Inc.	86,115
10	Seaboard Corp.	37,220
217	Seneca Foods Corp., Class A Shares*	7,263
2,266	Simply Good Foods Co.*	46,045
593	Tootsie Roll Industries Inc.(a)	20,761

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 1.5% - (continued)
Food Products - 0.7% - (continued)
13,043	TreeHouse Foods Inc.*	$686,062

	Total Food Products	3,107,301

Household Products - 0.1%
1,941	Central Garden & Pet Co., Class A Shares*	61,490
2,214	Energizer Holdings Inc.	99,253
141	Oil-Dri Corp. of America	4,144
1,494	Spectrum Brands Holdings Inc.	73,774
481	WD-40 Co.	84,021

	Total Household Products	322,682

Personal Products - 0.1%
2,015	Edgewell Personal Care Co.*	84,227
820	elf Beauty Inc.*	10,463
4,115	Herbalife Nutrition Ltd.*	235,584
654	Inter Parfums Inc.	40,398
437	Medifast Inc.	64,895
236	Natural Health Trends Corp.(a)	5,046
462	Nature’s Sunshine Products Inc.*	4,250
2,091	Nu Skin Enterprises Inc., Class A Shares	137,943
325	Revlon Inc., Class A Shares*	8,122
475	USANA Health Sciences Inc.*	58,130

	Total Personal Products	649,058

Tobacco - 0.0%
3,975	22nd Century Group Inc.*(a)	12,084
423	Pyxus International Inc.*(a)	6,045
290	Turning Point Brands Inc.	8,642
936	Universal Corp.	59,342
3,799	Vector Group Ltd.	47,868

	Total Tobacco	133,981

	TOTAL CONSUMER STAPLES	6,953,987

ENERGY - 2.9%
Energy Equipment & Services - 0.9%
2,910	Apergy Corp.*	99,755
4,770	Archrock Inc.	48,654
733	Basic Energy Services Inc.*	4,603
1,221	Bristow Group Inc.*(a)	4,786
2,415	C&J Energy Services Inc.*	41,490
1,367	Cactus Inc., Class A Shares*	39,479
891	CARBO Ceramics Inc.*	4,081
1,456	Covia Holdings Corp.*	8,590
992	Dawson Geophysical Co.*	3,690
2,433	Diamond Offshore Drilling Inc.*	30,656
8,366	Dril-Quip Inc.*	328,449
852	Era Group Inc.*	8,571
1,217	Exterran Corp.*	27,383
26,641	Forum Energy Technologies Inc.*	178,228
2,779	Frank’s International NV*	20,426
1,003	FTS International Inc.*	9,910
5,278	Helix Energy Solutions Group Inc.*	43,280
3,946	Helmerich & Payne Inc.	239,128
1,645	Independence Contract Drilling Inc.*	5,560
10,738	ION Geophysical Corp.*	95,031
1,904	Keane Group Inc.*	21,172
146,733	Key Energy Services Inc.*	855,453
750	KLX Energy Services Holdings Inc.*	15,143
1,734	Liberty Oilfield Services Inc., Class A Shares(a)	30,033
319	Mammoth Energy Services Inc.	8,026
1,063	Matrix Service Co.*	21,728
21,658	McDermott International Inc.*	188,641
12,842	Nabors Industries Ltd.	41,480
415	Natural Gas Services Group Inc.*	8,188

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 2.9% - (continued)
Energy Equipment & Services - 0.9% - (continued)
258	NCS Multistage Holdings Inc.*	$1,883
3,194	Newpark Resources Inc.*	24,562
612	Nine Energy Service Inc.*	17,246
9,245	Noble Corp. PLC*	38,552
2,036	Ocean Rig UDW Inc., Class A Shares*	56,458
3,697	Oceaneering International Inc.*	62,073
13,033	Oil States International Inc.*	292,200
23,215	Patterson-UTI Energy Inc.	322,224
474	PHI Inc.*	1,673
2,797	Pioneer Energy Services Corp.*	7,076
1,399	Profire Energy Inc.*	2,742
2,658	ProPetro Holding Corp.*	43,113
429	RigNet Inc.*	7,799
4,769	Rowan Cos. PLC, Class A Shares*	66,098
2,146	RPC Inc.	28,070
691	SEACOR Holdings Inc.*	28,704
616	SEACOR Marine Holdings Inc.*	11,082
1,697	Select Energy Services Inc., Class A Shares*	16,427
1,101	Smart Sand Inc.*(a)	3,589
887	Solaris Oilfield Infrastructure Inc., Class A Shares*	11,646
36,044	Superior Energy Services Inc.*	196,440
59,051	TETRA Technologies Inc.*	136,998
997	Tidewater Inc.*	23,709
16,119	Transocean Ltd.*(a)	149,584
1,955	Unit Corp.*	40,664
2,925	US Silica Holdings Inc.(a)	41,506
37,390	Weatherford International PLC*	21,387

	Total Energy Equipment & Services	4,085,119

Oil, Gas & Consumable Fuels - 2.0%
6,058	Abraxas Petroleum Corp.*	9,875
128	Adams Resources & Energy Inc.	5,184
3,586	Alta Mesa Resources Inc., Class A Shares*	5,487
9,045	Antero Resources Corp.*	118,761
1,790	Approach Resources Inc.*(a)	2,363
662	Arch Coal Inc., Class A Shares(a) (b)	53,801
1,070	Ardmore Shipping Corp.*	6,302
484	Berry Petroleum Corp.(b)	5,997
704	Bonanza Creek Energy Inc.*	18,677
1,685	California Resources Corp.*	40,339
8,338	Callon Petroleum Co.*	71,290
29,564	Carrizo Oil & Gas Inc.*	505,840
51,540	Centennial Resource Development Inc., Class A Shares*	799,901
33,569	Chesapeake Energy Corp.*	98,021
5,163	Clean Energy Fuels Corp.*	11,514
3,108	Cloud Peak Energy Inc.*	2,603
7,754	CNX Resources Corp.*	107,315
3,342	Concho Resources Inc.*	435,596
1,047	CONSOL Energy Inc.*	35,975
564	CVR Energy Inc.	21,285
3,113	Delek US Holdings Inc.	123,866
16,689	Denbury Resources Inc.*	37,717
3,544	DHT Holdings Inc.	16,019
1,083	Dorian LPG Ltd.*	7,614
660	Earthstone Energy Inc., Class A Shares*	4,534
3,105	Eclipse Resources Corp.*(a)	3,478
3,416	Energy Fuels Inc.*	11,204
1,831	EP Energy Corp., Class A Shares*	2,014
969	Evolution Petroleum Corp.	8,440
4,151	Extraction Oil & Gas Inc.*	23,661
2,760	Frontline Ltd.*(a)	20,038

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 2.9% - (continued)
Oil, Gas & Consumable Fuels - 2.0% - (continued)
1,515	GasLog Ltd.	$31,451
3,536	Golar LNG Ltd.	94,199
224	Goodrich Petroleum Corp.*	3,230
1,393	Green Plains Inc.	22,636
6,515	Gulfport Energy Corp.*	55,508
5,421	Halcon Resources Corp.*(a)	15,179
658	Hallador Energy Co.	3,790
4,080	HighPoint Resources Corp.*	13,301
6,030	HollyFrontier Corp.	376,694
782	International Seaways Inc.*	15,077
19	Isramco Inc.*	2,300
2,401	Jagged Peak Energy Inc.*	27,467
8,917	Kosmos Energy Ltd.*	47,973
5,807	Laredo Petroleum Inc.*	25,377
2,021	Lilis Energy Inc.*	4,163
4,031	Matador Resources Co.*	91,907
530	Midstates Petroleum Co., Inc.*	4,404
6,111	Murphy Oil Corp.	194,941
193	NACCO Industries Inc., Class A Shares	6,776
7,559	Newfield Exploration Co.*	128,125
5,132	Nordic American Tankers Ltd.	15,139
7,513	Northern Oil and Gas Inc.*	19,083
9,918	Oasis Petroleum Inc.*	70,815
1,628	Overseas Shipholding Group Inc., Class A Shares*	3,484
616	Panhandle Oil and Gas Inc., Class A Shares	10,164
1,083	Par Pacific Holdings Inc.*	18,324
9,860	Parsley Energy Inc., Class A Shares*	198,482
26,424	PBF Energy Inc., Class A Shares	1,022,080
2,472	PDC Energy Inc.*	83,900
2,870	Peabody Energy Corp.	89,372
463	Penn Virginia Corp.*	26,923
11,113	Pioneer Natural Resources Co.	1,641,946
8,863	QEP Resources Inc.*	71,170
7,906	Range Resources Corp.	115,032
1,338	Renewable Energy Group Inc.*	36,059
795	Resolute Energy Corp.*	28,270
235	REX American Resources Corp.*	16,354
2,143	Ring Energy Inc.*	14,980
2,632	Sanchez Energy Corp.*(a)	1,843
1,143	SandRidge Energy Inc.*	11,201
11,053	Scorpio Tankers Inc.	22,880
3,087	SemGroup Corp., Class A Shares	50,102
3,167	Ship Finance International Ltd.	41,108
220	SilverBow Resources Inc.*	5,383
4,190	SM Energy Co.	85,476
21,959	Southwestern Energy Co.*	105,842
9,034	SRC Energy Inc.*	52,126
715	Talos Energy Inc.*	13,814
8,278	Targa Resources Corp.	369,447
2,597	Teekay Corp.(a)	11,453
7,025	Teekay Tankers Ltd., Class A Shares	7,938
3,016	Tellurian Inc.*(a)	21,806
5,946	Ultra Petroleum Corp.*	7,551
5,949	Uranium Energy Corp.*(a)	7,853
3,477	W&T Offshore Inc.*	20,201
3,329	Whiting Petroleum Corp.*	100,769
1,002	WildHorse Resource Development Corp.*	18,517
2,492	World Fuel Services Corp.	64,269
78,313	WPX Energy Inc.*	1,092,466
2,293	Zion Oil & Gas Inc.*(a)	1,040

	Total Oil, Gas & Consumable Fuels	9,373,871

	TOTAL ENERGY	13,458,990

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 11.2%
Banks - 5.3%
350	1st Constitution Bancorp	$6,923
591	1st Source Corp.	28,581
624	Access National Corp.	16,499
203	ACNB Corp.	7,326
409	Allegiance Bancshares Inc.*	15,513
405	Amalgamated Bank, Class A Shares	8,651
317	American National Bankshares Inc.	11,422
1,640	Ameris Bancorp	70,241
319	Ames National Corp.	8,760
444	Arrow Financial Corp.	15,438
6,362	Associated Banc-Corp.	147,408
987	Atlantic Capital Bancshares Inc.*	18,171
57	Auburn National Bancorporation Inc.	2,171
1,610	Banc of California Inc.	27,692
676	BancFirst Corp.	37,734
179,874	Bancorp Inc. (The)*	1,789,746
3,579	BancorpSouth Bank	110,197
558	Bank of Commerce Holdings	6,752
1,547	Bank of Hawaii Corp.	123,373
486	Bank of Marin Bancorp	20,747
20,858	Bank of NT Butterfield & Son Ltd. (The)	827,645
221	Bank of Princeton (The)	6,497
4,608	Bank OZK	124,877
40,143	BankUnited Inc.	1,386,539
177	Bankwell Financial Group Inc.	5,252
1,191	Banner Corp.	71,460
625	Bar Harbor Bankshares	16,081
434	Baycom Corp.*	10,030
374	BCB Bancorp Inc.	4,380
1,515	Berkshire Hills Bancorp Inc.	51,737
866	Blue Hills Bancorp Inc.	20,559
1,216	BOK Financial Corp.	102,509
3,124	Boston Private Financial Holdings Inc.	39,644
626	Bridge Bancorp Inc.	18,480
2,968	Brookline Bancorp Inc.	45,945
765	Bryn Mawr Bank Corp.	30,080
342	Business First Bancshares Inc.	8,649
613	Byline Bancorp Inc.*	12,714
102	C&F Financial Corp.	5,363
2,795	Cadence BanCorp, Class A Shares	57,325
125	Cambridge Bancorp	10,930
658	Camden National Corp.	27,208
375	Capital City Bank Group Inc.	10,095
374	Capstar Financial Holdings Inc.	6,126
739	Carolina Financial Corp.	25,392
2,934	Cathay General Bancorp	116,098
231	CB Financial Services Inc.	6,041
702	CBTX Inc.	24,212
3,476	CenterState Bank Corp.	86,935
1,053	Central Pacific Financial Corp.	29,526
304	Central Valley Community Bancorp	6,186
86	Century Bancorp Inc., Class A Shares	7,030
2,706	Chemical Financial Corp.	127,723
124	Chemung Financial Corp.	5,357
28,666	CIT Group Inc.	1,330,962
468	Citizens & Northern Corp.	12,453

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 11.2% - (continued)
Banks - 5.3% - (continued)
562	City Holding Co.	$43,122
400	Civista Bancshares Inc.	8,524
561	CNB Financial Corp.	14,956
331	Codorus Valley Bancorp Inc.	7,947
2,720	Columbia Banking System Inc.	110,650
5,600	Comerica Inc.	443,408
3,664	Commerce Bancshares Inc.	230,905
1,869	Community Bank System Inc.	122,719
856	Community Bankers Trust Corp.*	7,079
155	Community Financial Corp. (The)	4,669
582	Community Trust Bancorp Inc.	26,894
1,134	ConnectOne Bancorp Inc.	22,839
155	County Bancorp Inc.	3,317
2,099	Cullen/Frost Bankers Inc.	210,572
1,036	Customers Bancorp Inc.*	20,212
4,348	CVB Financial Corp.	101,048
1,186	Eagle Bancorp Inc.*	68,361
40,696	East West Bancorp Inc.	2,184,968
361	Enterprise Bancorp Inc.	12,339
863	Enterprise Financial Services Corp.	38,567
503	Equity Bancshares Inc., Class A Shares*	18,998
279	Esquire Financial Holdings Inc.*	6,997
187	Evans Bancorp Inc.	7,574
335	Farmers & Merchants Bancorp Inc.	13,758
1,013	Farmers National Banc Corp.	14,202
547	FB Financial Corp.	21,142
1,604	FCB Financial Holdings Inc., Class A Shares*	63,583
112	Fidelity D&D Bancorp Inc.(a)	6,843
793	Fidelity Southern Corp.	18,818
611	Financial Institutions Inc.	18,379
8,003	First Bancorp	72,427
400	First Bancorp Inc.	11,372
1,109	First Bancorp.M	44,382
477	First Bancshares Inc. (The)	16,800
727	First Bank	8,695
1,631	First Busey Corp.	46,793
370	First Business Financial Services Inc.	7,936
246	First Choice Bancorp	5,508
298	First Citizens BancShares Inc., Class A Shares	127,982
3,782	First Commonwealth Financial Corp.	52,721
616	First Community Bancshares Inc.	21,418
338	First Community Corp.	7,936
3,556	First Financial Bancorp	99,284
2,427	First Financial Bankshares Inc.(a)	159,017
447	First Financial Corp.	20,870
226	First Financial Northwest Inc.	3,440
1,299	First Foundation Inc.*	20,797
192	First Guaranty Bancshares Inc.	4,259
4,058	First Hawaiian Inc.	105,589
12,101	First Horizon National Corp.	199,545
341	First Internet Bancorp	8,474
1,223	First Interstate BancSystem Inc., Class A Shares	53,115
1,967	First Merchants Corp.	82,693
450	First Mid-Illinois Bancshares Inc.	16,664
3,816	First Midwest Bancorp Inc.	90,019
347	First Northwest Bancorp	5,372
879	First of Long Island Corp. (The)	19,004
21,711	First Republic Bank	2,152,646
88	First Savings Financial Group Inc.	5,044
327	First United Corp.	5,896

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 11.2% - (continued)
Banks - 5.3% - (continued)
1,034	Flushing Financial Corp.	$24,165
12,062	FNB Corp.	147,880
495	Franklin Financial Network Inc.*	16,682
6,545	Fulton Financial Corp.	113,948
798	German American Bancorp Inc.	25,169
3,170	Glacier Bancorp Inc.	149,687
404	Great Southern Bancorp Inc.	21,929
2,199	Great Western Bancorp Inc.	82,067
902	Green Bancorp Inc.	18,347
921	Guaranty Bancorp	23,587
257	Guaranty Bancshares Inc.	7,841
3,221	Hancock Whitney Corp.	129,549
1,185	Hanmi Financial Corp.	26,591
472	HarborOne Bancorp Inc.*	8,369
1,101	Heartland Financial USA Inc.	60,225
1,597	Heritage Commerce Corp.	22,821
1,442	Heritage Financial Corp.	50,427
2,724	Hilltop Holdings Inc.	53,227
5,978	Home BancShares Inc.	117,229
709	HomeTrust Bancshares Inc.	18,427
4,818	Hope Bancorp Inc.	73,234
1,465	Horizon Bancorp	25,491
590	Howard Bancorp Inc.*	9,381
34,300	Huntington Bancshares Inc.	500,437
2,100	IBERIABANK Corp.	156,975
1,885	Independent Bank Corp.	101,626
789	Independent Bank Group Inc.	45,147
2,080	International Bancshares Corp.	79,851
334	Investar Holding Corp.	8,393
9,332	Investors Bancorp Inc.	114,597
1,723	Lakeland Bancorp Inc.	28,481
910	Lakeland Financial Corp.	42,133
324	LCNB Corp.	5,197
1,778	LegacyTexas Financial Group Inc.	69,004
960	Live Oak Bancshares Inc.	17,194
1,056	Macatawa Bank Corp.	10,708
3,107	MB Financial Inc.	142,549
806	MBT Financial Corp.	9,205
594	Mercantile Bank Corp.	18,972
239	Metropolitan Bank Holding Corp.*	8,599
210	Mid Penn Bancorp Inc.	5,500
99	Middlefield Banc Corp.	4,507
799	Midland States Bancorp Inc.	20,734
423	MidSouth Bancorp Inc.	5,592
467	MidWestOne Financial Group Inc.	13,422
179	MutualFirst Financial Inc.	6,335
362	MVB Financial Corp.	6,806
1,076	National Bank Holdings Corp., Class A Shares	40,059
251	National Bankshares Inc.	10,866
705	National Commerce Corp.*	29,145
1,588	NBT Bancorp Inc.	61,884
315	Nicolet Bankshares Inc.*	16,364
318	Northeast Bancorp	5,921
262	Northrim BanCorp Inc.	9,555
201	Norwood Financial Corp.	7,138
304	Oak Valley Bancorp	5,694
1,615	OFG Bancorp	29,361
134	Ohio Valley Banc Corp.	4,978
604	Old Line Bancshares Inc.	18,325
5,712	Old National Bancorp	106,986

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 11.2% - (continued)
Banks - 5.3% - (continued)
1,221	Old Second Bancorp Inc.	$17,912
708	Opus Bank	15,293
613	Origin Bancorp Inc.	22,914
279	Orrstown Financial Services Inc.	5,753
473	Pacific City Financial Corp.	7,615
487	Pacific Mercantile Bancorp*	3,896
1,698	Pacific Premier Bancorp Inc.*	52,417
4,513	PacWest Bancorp	181,603
494	Park National Corp.	47,241
284	Parke Bancorp Inc.	5,393
636	Peapack Gladstone Financial Corp.	18,196
169	Penns Woods Bancorp Inc.	7,309
713	Peoples Bancorp Inc.	24,884
165	Peoples Bancorp of North Carolina Inc.	4,698
268	Peoples Financial Services Corp.	11,393
13,160	People’s United Financial Inc.	221,878
540	People’s Utah Bancorp	17,447
2,805	Pinnacle Financial Partners Inc.	160,867
3,791	Popular Inc.	213,812
561	Preferred Bank	28,734
390	Premier Financial Bancorp Inc.	7,258
2,530	Prosperity Bancshares Inc.	175,557
510	QCR Holdings Inc.	18,794
515	RBB Bancorp	11,191
417	Reliant Bancorp Inc.	9,808
1,787	Renasant Corp.	65,315
398	Republic Bancorp Inc., Class A Shares	17,221
1,597	Republic First Bancorp Inc.*	12,057
1,290	S&T Bancorp Inc.	54,528
1,289	Sandy Spring Bancorp Inc.	46,430
331	SB One Bancorp	8,017
1,725	Seacoast Banking Corp. of Florida*	50,025
486	Select Bancorp Inc.*	6,143
1,735	ServisFirst Bancshares Inc.	68,307
449	Shore Bancshares Inc.	7,184
590	Sierra Bancorp	16,756
2,050	Signature Bank	252,826
3,374	Simmons First National Corp., Class A Shares	99,196
437	SmartFinancial Inc.*	9,024
1,299	South State Corp.	94,255
257	Southern First Bancshares Inc.*	9,699
756	Southern National Bancorp of Virginia Inc.	11,990
1,245	Southside Bancshares Inc.	42,492
1,408	State Bank Financial Corp.	33,933
8,446	Sterling Bancorp	163,008
810	Stock Yards Bancorp Inc.	25,394
395	Summit Financial Group Inc.	8,311
4,272	Synovus Financial Corp.	161,524
44,915	TCF Financial Corp.	1,010,138
8,458	Texas Capital Bancshares Inc.*	504,604
550	Tompkins Financial Corp.	44,973
2,457	Towne Bank	70,295
949	TriCo Bancshares	36,489
828	TriState Capital Holdings Inc.*	20,791
898	Triumph Bancorp Inc.*	34,375
2,506	Trustmark Corp.	81,044
1,721	UMB Financial Corp.	116,460
8,298	Umpqua Holdings Corp.	159,654
2,463	Union Bankshares Corp.	87,190
178	Union Bankshares Inc.(a)	8,010

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 11.2% - (continued)
Banks - 5.3% - (continued)
3,782	United Bankshares Inc.	$136,795
2,914	United Community Banks Inc.	75,327
508	United Security Bancshares	5,121
281	Unity Bancorp Inc.	6,244
1,085	Univest Corp. of Pennsylvania	27,667
12,083	Valley National Bancorp	130,738
883	Veritex Holdings Inc.*	22,684
564	Washington Trust Bancorp Inc.	29,666
16,686	Webster Financial Corp.	1,003,997
1,951	WesBanco Inc.	84,829
580	West Bancorporation Inc.	11,890
960	Westamerica Bancorporation	60,672
3,613	Western Alliance Bancorp*	169,341
2,024	Wintrust Financial Corp.	156,556
7,074	Zions Bancorp N.A.	344,221

	Total Banks	24,490,255

Capital Markets - 2.4%
1,084	Arlington Asset Investment Corp., Class A Shares(a)	9,312
1,802	Artisan Partners Asset Management Inc., Class A Shares	49,069
56	Associated Capital Group Inc., Class A Shares	2,379
722	B. Riley Financial Inc.	13,119
9,831	BGC Partners Inc., Class A Shares	103,619
1,751	Blucora Inc.*	54,211
3,065	BrightSphere Investment Group PLC	40,366
839	Cohen & Steers Inc.	31,345
1,071	Cowen Inc., Class A Shares*	17,040
134	Diamond Hill Investment Group Inc.	22,552
1,232	Donnelley Financial Solutions Inc.*	20,525
4,252	Eaton Vance Corp.	173,184
9,623	Evercore Inc., Class A Shares	794,475
1,398	FactSet Research Systems Inc.	327,817
3,613	Federated Investors Inc., Class B Shares	95,672
726	Focus Financial Partners Inc., Class A Shares*	22,448
1,172	GAIN Capital Holdings Inc.	8,614
48,898	Greenhill & Co., Inc.(a)	1,150,570
14,190	Hamilton Lane Inc., Class A Shares	536,666
1,264	Houlihan Lokey Inc., Class A Shares	53,467
575	INTL. FCStone Inc.*	22,402
1,223	Investment Technology Group Inc.	36,849
3,952	Ladenburg Thalmann Financial Services Inc.	11,303
4,408	Lazard Ltd., Class A Shares	176,849
2,962	Legg Mason Inc.	85,809
31,618	LPL Financial Holdings Inc.	2,028,927
1,365	MarketAxess Holdings Inc.	297,201
1,638	Moelis & Co., Class A Shares	66,208
3,006	Moody’s Corp.	478,164
699	Morningstar Inc.	82,580
9,309	Nasdaq Inc.	850,098
365	Oppenheimer Holdings Inc., Class A Shares	10,406
551	Piper Jaffray Cos.	39,325
749	PJT Partners Inc., Class A Shares	35,375
873	Pzena Investment Management Inc., Class A Shares	8,913
10,197	Raymond James Financial Inc.	813,007
723	Safeguard Scientifics Inc.*	6,478
41,864	SEI Investments Co.	2,248,097
236	Silvercrest Asset Management Group Inc., Class A Shares	3,297
2,594	Stifel Financial Corp.	125,212
1,466	Virtu Financial Inc., Class A Shares	36,899
262	Virtus Investment Partners Inc.	24,890
3,005	Waddell & Reed Financial Inc., Class A Shares	61,182

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 11.2% - (continued)
Capital Markets - 2.4% - (continued)
331	Westwood Holdings Group Inc.	$12,982
4,377	WisdomTree Investments Inc.	31,033

	Total Capital Markets	11,119,936

Consumer Finance - 0.4%
428	Credit Acceptance Corp.*	175,232
460	Curo Group Holdings Corp.*	6,132
578	Elevate Credit Inc.*	2,798
977	Encore Capital Group Inc.*	27,336
1,245	Enova International Inc.*	27,564
1,791	EZCORP Inc., Class A Shares*	17,050
1,607	FirstCash Inc.	143,103
8,764	Green Dot Corp., Class A Shares*	730,392
11,818	LendingClub Corp.*	40,536
9,818	Navient Corp.	112,907
698	Nelnet Inc., Class A Shares	38,006
2,870	OneMain Holdings Inc., Class A Shares*	84,005
1,667	PRA Group Inc.*	50,877
359	Regional Management Corp.*	9,750
4,346	Santander Consumer USA Holdings Inc.	84,530
16,551	SLM Corp.*	169,979
247	World Acceptance Corp.*	26,908

	Total Consumer Finance	1,747,105

Diversified Financial Services - 0.1%
1,188	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	20,790
2,535	Cannae Holdings Inc.*	44,185
5,328	FGL Holdings*	42,677
329	Marlin Business Services Corp.	8,357
2,018	On Deck Capital Inc.*	15,821
5,959	Voya Financial Inc.	267,857

	Total Diversified Financial Services	399,687

Insurance - 2.2%
536	Alleghany Corp.	338,232
1,243	Ambac Financial Group Inc.*	21,728
3,343	American Equity Investment Life Holding Co.	114,097
2,699	American Financial Group Inc.	276,270
279	American National Insurance Co.	35,603
716	AMERISAFE Inc.	46,246
8,476	Aon PLC	1,399,472
1,212	Argo Group International Holdings Ltd.	84,016
2,212	Aspen Insurance Holdings Ltd.	92,594
1,967	Assurant Inc.	191,271
4,044	Assured Guaranty Ltd.	165,076
3,044	Axis Capital Holdings Ltd.	168,485
4,445	Brighthouse Financial Inc.*	178,956
8,612	Brown & Brown Inc.	249,920
1,750	Citizens Inc., Class A Shares*(a)	13,825
6,181	CNO Financial Group Inc.	113,112
50,385	Crawford & Co., Class A Shares	454,977
7,059	Crawford & Co., Class B Shares	64,096
276	Donegal Group Inc., Class A Shares	3,974
676	eHealth Inc.*	26,040
293	EMC Insurance Group Inc.	9,370
1,210	Employers Holdings Inc.	54,390
448	Enstar Group Ltd.*	78,924
919	Erie Indemnity Co., Class A Shares	125,765
1,509	Everest Re Group Ltd.	335,119
374	FBL Financial Group Inc., Class A Shares	26,303
416	FedNat Holding Co.	9,102
36,714	Fidelity National Financial Inc.	1,233,590
4,070	First American Financial Corp.	196,703

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 11.2% - (continued)
Insurance - 2.2% - (continued)
18,826	Genworth Financial Inc., Class A Shares*	$87,729
296	Global Indemnity Ltd.	10,141
371	Goosehead Insurance Inc., Class A Shares*	9,431
1,274	Greenlight Capital Re Ltd., Class A Shares*	13,492
546	Hallmark Financial Services Inc.*	6,224
1,572	Hanover Insurance Group Inc. (The)	180,324
301	HCI Group Inc.	16,359
425	Health Insurance Innovations Inc., Class A Shares*	15,649
749	Heritage Insurance Holdings Inc.	12,021
1,536	Horace Mann Educators Corp.	61,870
313	Independence Holding Co.	12,047
44	Investors Title Co.	8,188
971	James River Group Holdings Ltd.	36,956
15,737	Kemper Corp.	1,197,586
245	Kingstone Cos., Inc.	3,866
740	Kinsale Capital Group Inc.	46,035
2,473	Maiden Holdings Ltd.	6,257
3,314	MBIA Inc.*	30,853
1,020	Mercury General Corp.	57,783
2,305	National General Holdings Corp.	61,198
93	National Western Life Group Inc., Class A Shares	28,570
774	Navigators Group Inc. (The)	53,770
380	NI Holdings Inc.*	6,015
10,604	Old Republic International Corp.	239,120
1,634	Primerica Inc.	194,250
1,980	ProAssurance Corp.	86,585
420	Protective Insurance Corp., Class B Shares	8,774
2,369	Reinsurance Group of America Inc., Class A Shares	353,881
1,476	RenaissanceRe Holdings Ltd.	195,732
1,468	RLI Corp.	111,304
554	Safety Insurance Group Inc.	48,652
2,165	Selective Insurance Group Inc.	143,691
660	State Auto Financial Corp.	23,100
876	Stewart Information Services Corp.	36,845
3,021	Third Point Reinsurance Ltd.*	31,177
1,343	Tiptree Inc.	7,360
3,909	Torchmark Corp.	337,777
899	Trupanion Inc.*(a)	26,907
792	United Fire Group Inc.	42,665
966	United Insurance Holdings Corp.	18,740
1,191	Universal Insurance Holdings Inc.	52,273
118	White Mountains Insurance Group Ltd.	109,593
3,584	WR Berkley Corp.	282,348

	Total Insurance	10,420,394

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
1,163	AG Mortgage Investment Trust Inc.	21,120
19,376	AGNC Investment Corp.	342,955
4,060	Anworth Mortgage Asset Corp.	18,229
4,604	Apollo Commercial Real Estate Finance Inc.	87,200
1,208	Arbor Realty Trust Inc.	14,315
1,117	Ares Commercial Real Estate Corp.	15,951
1,541	ARMOUR Residential REIT Inc.	34,118
4,206	Blackstone Mortgage Trust Inc., Class A Shares	147,631
3,473	Capstead Mortgage Corp.	26,846
405	Cherry Hill Mortgage Investment Corp.	7,699
6,756	Chimera Investment Corp.	129,648
3,145	Colony Credit Real Estate Inc.	53,371
2,047	Dynex Capital Inc.	12,343
1,104	Exantas Capital Corp.	12,332
1,556	Granite Point Mortgage Trust Inc.	29,502

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 11.2% - (continued)
Mortgage Real Estate Investment Trusts (REITs) - 0.4% - (continued)
536	Great Ajax Corp.	$6,930
4,195	Invesco Mortgage Capital Inc.	65,526
602	KKR Real Estate Finance Trust Inc.	11,739
3,255	Ladder Capital Corp., Class A Shares	57,451
16,759	MFA Financial Inc.	121,503
13,472	New Residential Investment Corp.	231,718
5,824	New York Mortgage Trust Inc.	36,109
1,954	Orchid Island Capital Inc., Class A Shares	13,229
2,228	PennyMac Mortgage Investment Trust	46,899
582	Ready Capital Corp.	8,672
3,290	Redwood Trust Inc.	54,910
9,781	Starwood Property Trust Inc.	218,801
1,202	TPG RE Finance Trust Inc.	23,691
8,982	Two Harbors Investment Corp.	129,161
1,737	Western Asset Mortgage Capital Corp.	17,526

	Total Mortgage Real Estate Investment Trusts (REITs)	1,997,125

Thrifts & Mortgage Finance - 0.4%
2,269	Axos Financial Inc.*	70,793
626	BankFinancial Corp.	9,346
2,570	Beneficial Bancorp Inc.	39,784
322	BSB Bancorp Inc.*	10,571
4,795	Capitol Federal Financial Inc.	67,322
1,856	Columbia Financial Inc.*	29,251
1,178	Dime Community Bancshares Inc.	21,498
280	Entegra Financial Corp.*	6,479
294	ESSA Bancorp Inc.	4,719
3,604	Essent Group Ltd.*	138,970
335	Federal Agricultural Mortgage Corp., Class C Shares	22,130
739	First Defiance Financial Corp.	20,825
1,104	Flagstar Bancorp Inc.*	35,825
92	FS Bancorp Inc.	4,403
75	Greene County Bancorp Inc.	2,548
52	Hingham Institution for Savings	11,554
296	Home Bancorp Inc.	11,242
941	HomeStreet Inc.*	25,049
439	Impac Mortgage Holdings Inc.*	1,690
3,642	Kearny Financial Corp.	48,220
290	LendingTree Inc.*(a)	75,499
693	Luther Burbank Corp.	7,207
238	Malvern Bancorp Inc.*	4,974
605	Merchants Bancorp	14,453
1,800	Meridian Bancorp Inc.	29,430
1,131	Meta Financial Group Inc.	25,855
13,386	MGIC Investment Corp.*	156,750
1,026	Mr Cooper Group Inc.*	15,523
17,966	New York Community Bancorp Inc.	190,979
2,329	NMI Holdings Inc., Class A Shares*	45,509
1,652	Northfield Bancorp Inc.	23,277
3,558	Northwest Bancshares Inc.	63,795
1,779	OceanFirst Financial Corp.	45,845
4,389	Ocwen Financial Corp.*	9,261
581	OP Bancorp*	5,636
1,493	Oritani Financial Corp.	23,276
546	PCSB Financial Corp.	10,854
270	PDL Community Bancorp*	3,548
186	Provident Bancorp Inc.*	5,055
2,302	Provident Financial Services Inc.	59,115
276	Prudential Bancorp Inc.	4,899
8,094	Radian Group Inc.	148,930
886	Riverview Bancorp Inc.	7,212

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 11.2% - (continued)
Thrifts & Mortgage Finance - 0.4% - (continued)
314	SI Financial Group Inc.	$4,274
265	Southern Missouri Bancorp Inc.	9,627
551	Sterling Bancorp Inc.	4,645
291	Territorial Bancorp Inc.	8,104
1,841	TFS Financial Corp.	29,493
287	Timberland Bancorp Inc.	8,122
3,578	TrustCo Bank Corp. NY	28,230
1,873	United Community Financial Corp.	17,925
1,912	United Financial Bancorp Inc.	31,319
1,033	Walker & Dunlop Inc.	48,789
3,137	Washington Federal Inc.	90,377
871	Waterstone Financial Inc.	14,598
950	Western New England Bancorp Inc.	9,434
1,128	WSFS Financial Corp.	47,455

	Total Thrifts & Mortgage Finance	1,911,493

	TOTAL FINANCIALS	52,085,995

HEALTH CARE - 15.3%
Biotechnology - 3.5%
1,193	Abeona Therapeutics Inc.*	9,783
3,659	ACADIA Pharmaceuticals Inc.*	69,741
19,291	Acceleron Pharma Inc.*	1,021,073
1,385	Achaogen Inc.*(a)	2,230
5,051	Achillion Pharmaceuticals Inc.*	14,597
1,621	Acorda Therapeutics Inc.*	33,117
828	Adamas Pharmaceuticals Inc.*	8,479
686	ADMA Biologics Inc.*	3,615
2,384	Aduro Biotech Inc.*	5,912
2,372	Adverum Biotechnologies Inc.*	8,515
700	Aeglea BioTherapeutics Inc.*	5,894
3,576	Agenus Inc.*	8,618
358	AgeX Therapeutics Inc.*	1,933
1,929	Agios Pharmaceuticals Inc.*	126,928
1,611	Aimmune Therapeutics Inc.*	38,261
1,901	Akebia Therapeutics Inc.*	15,360
391	Albireo Pharma Inc.*	10,342
2,171	Alder Biopharmaceuticals Inc.*	29,048
751	Aldeyra Therapeutics Inc.*	6,736
12,081	Alkermes PLC*	440,232
321	Allakos Inc.*	18,910
391	Allena Pharmaceuticals Inc.*	3,664
3,394	Alnylam Pharmaceuticals Inc.*	275,457
1,286	AMAG Pharmaceuticals Inc.*	23,212
7,075	Amicus Therapeutics Inc.*	78,108
700	AnaptysBio Inc.*	52,206
23,993	Apellis Pharmaceuticals Inc.*	368,053
511	Aptinyx Inc.*	11,349
1,232	Arbutus Biopharma Corp.*	5,372
64	Arcus Biosciences Inc.*	731
1,549	Ardelyx Inc.*	4,213
1,848	Arena Pharmaceuticals Inc.*	75,786
3,300	ArQule Inc.*	12,243
7,593	Array BioPharma Inc.*	120,957
3,245	Arrowhead Pharmaceuticals Inc.*(a)	47,117
345	Arsanis Inc.*	1,342
15,570	Ascendis Pharma AS, ADR*	1,051,131
1,514	Atara Biotherapeutics Inc.*	60,484
1,563	Athenex Inc.*	20,663
4,761	Athersys Inc.*	9,141
1,191	Audentes Therapeutics Inc.*	29,120
4,468	AVEO Pharmaceuticals Inc.*(a)	9,249

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.3% - (continued)
Biotechnology - 3.5% - (continued)
2,191	Avid Bioservices Inc.*	$11,612
241	Avrobio Inc.*	6,456
1,777	Bellicum Pharmaceuticals Inc.*	8,121
3,529	BioCryst Pharmaceuticals Inc.*	32,396
1,017	Biohaven Pharmaceutical Holding Co., Ltd.*	34,568
11,151	BioMarin Pharmaceutical Inc.*	1,070,831
189	BioSpecifics Technologies Corp.*	11,599
3,583	BioTime Inc.*(a)	5,124
2,032	Bluebird Bio Inc.*	249,713
9,440	Blueprint Medicines Corp.*	541,573
935	Calithera Biosciences Inc.*	4,610
114	Calyxt Inc.*	1,313
1,009	Cara Therapeutics Inc.*	18,344
1,093	CareDx Inc.*	31,992
1,628	CASI Pharmaceuticals Inc.*	7,049
618	Catalyst Biosciences Inc.*	6,600
3,568	Catalyst Pharmaceuticals Inc.*	9,045
171	Celcuity Inc.*	4,600
508	Cellular Biomedicine Group Inc.*(a)	10,124
765	ChemoCentryx Inc.*	7,688
1,495	Chimerix Inc.*	4,919
1,772	Clovis Oncology Inc.*	30,496
949	Cohbar Inc.*	3,881
1,744	Coherus Biosciences Inc.*	19,289
791	Concert Pharmaceuticals Inc.*	11,335
2,062	Corbus Pharmaceuticals Holdings Inc.*(a)	14,228
528	Corvus Pharmaceuticals Inc.*	3,157
272	Crinetics Pharmaceuticals Inc.*(a)	9,504
2,213	CTI BioPharma Corp.*	3,718
519	Cue Biopharma Inc.*	2,429
1,707	Cytokinetics Inc.*	13,417
1,436	CytomX Therapeutics Inc.*	19,817
236	Deciphera Pharmaceuticals Inc.*	6,153
1,726	Denali Therapeutics Inc.*	33,087
1,638	Dicerna Pharmaceuticals Inc.*	24,423
2,299	Dynavax Technologies Corp.*(a)	25,979
387	Eagle Pharmaceuticals Inc.*	19,505
1,698	Editas Medicine Inc.*	52,910
1,694	Emergent BioSolutions Inc.*	123,391
624	Enanta Pharmaceuticals Inc.*	49,383
2,067	Epizyme Inc.*	15,337
852	Esperion Therapeutics Inc.*	45,292
11,500	Exact Sciences Corp.*	896,770
10,992	Exelixis Inc.*	223,248
34,490	Fate Therapeutics Inc.*	529,766
590	Fennec Pharmaceuticals Inc.*	3,953
2,824	FibroGen Inc.*	122,449
1,231	Five Prime Therapeutics Inc.*	15,806
1,238	Flexion Therapeutics Inc.*	20,192
630	Fortress Biotech Inc.*	769
760	G1 Therapeutics Inc.*	29,055
768	Genomic Health Inc.*	60,710
5,922	Geron Corp.*	9,534
1,861	Global Blood Therapeutics Inc.*	58,696
1,202	GlycoMimetics Inc.*	13,811
138	GTx Inc.*(a)	200
4,642	Halozyme Therapeutics Inc.*	76,639
2,604	Heron Therapeutics Inc.*	74,813
313	Homology Medicines Inc.*	6,883
752	Idera Pharmaceuticals Inc.*	5,166

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.3% - (continued)
Biotechnology - 3.5% - (continued)
1,142	Immune Design Corp.*	$1,827
5,447	ImmunoGen Inc.*	30,013
5,361	Immunomedics Inc.*	107,703
6,573	Incyte Corp.*	422,315
3,158	Inovio Pharmaceuticals Inc.*	16,895
2,851	Insmed Inc.*	51,061
1,137	Insys Therapeutics Inc.*(a)	6,833
1,237	Intellia Therapeutics Inc.*	22,155
818	Intercept Pharmaceuticals Inc.*	90,724
2,583	Intrexon Corp.*(a)	25,313
2,365	Invitae Corp.*	32,944
4,733	Ionis Pharmaceuticals Inc.*	275,887
3,062	Iovance Biotherapeutics Inc.*	29,610
63,632	Ironwood Pharmaceuticals Inc., Class A Shares*	879,394
747	Jounce Therapeutics Inc.*	3,227
3,071	Kadmon Holdings Inc.*	7,493
1,804	Karyopharm Therapeutics Inc.*	18,762
3,508	Keryx Biopharmaceuticals Inc.*(a)	10,559
967	Kindred Biosciences Inc.*	13,151
262	Kiniksa Pharmaceuticals Ltd., Class A Shares*	5,298
927	Kura Oncology Inc.*	11,773
798	La Jolla Pharmaceutical Co.*	11,547
1,501	Lexicon Pharmaceuticals Inc.*	12,158
779	Ligand Pharmaceuticals Inc.*	122,903
1,028	Loxo Oncology Inc.*	144,352
1,457	MacroGenics Inc.*	25,075
262	Madrigal Pharmaceuticals Inc.*	30,300
6,214	MannKind Corp.*(a)	11,061
1,587	MediciNova Inc.*(a)	15,807
363	Mersana Therapeutics Inc.*	1,924
1,140	Minerva Neurosciences Inc.*	9,017
837	Miragen Therapeutics Inc.*	2,913
675	Mirati Therapeutics Inc.*	26,048
21,680	Momenta Pharmaceuticals Inc.*	256,691
393	Mustang Bio Inc.*	1,576
2,589	Myriad Genetics Inc.*	83,469
1,428	NantKwest Inc.*	2,442
1,054	Natera Inc.*	18,255
7,073	Neurocrine Biosciences Inc.*	624,334
1,206	NewLink Genetics Corp.*	2,279
14,174	Novavax Inc.*	29,340
1,230	Nymox Pharmaceutical Corp.*(a)	2,251
12,198	OPKO Health Inc.*	45,621
3,528	Organovo Holdings Inc.*	3,419
364	Ovid therapeutics Inc.*	1,467
8,666	Palatin Technologies Inc.*	7,014
5,689	PDL BioPharma Inc.*	17,465
479	Pfenex Inc.*	1,983
1,923	Pieris Pharmaceuticals Inc.*	6,519
389	PolarityTE Inc.*(a)	5,757
2,424	Portola Pharmaceuticals Inc.*	52,964
2,980	Progenics Pharmaceuticals Inc.*	15,466
683	Proteostasis Therapeutics Inc.*	3,463
1,617	Prothena Corp. PLC*	19,420
1,700	PTC Therapeutics Inc.*	60,384
1,084	Puma Biotechnology Inc.*	25,192
491	Ra Pharmaceuticals Inc.*	7,743
1,502	Radius Health Inc.*	25,038
719	Recro Pharma Inc.*	4,724
1,196	REGENXBIO Inc.*	71,652

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.3% - (continued)
Biotechnology - 3.5% - (continued)
1,451	Repligen Corp.*	$93,836
296	Replimune Group Inc.*	4,437
1,487	Retrophin Inc.*	36,491
454	Rhythm Pharmaceuticals Inc.*	13,407
6,137	Rigel Pharmaceuticals Inc.*	17,368
759	Rocket Pharmaceuticals Inc.*	12,228
484	Rubius Therapeutics Inc.*	10,348
1,703	Sage Therapeutics Inc.*	196,339
3,776	Sangamo Therapeutics Inc.*	46,709
2,508	Sarepta Therapeutics Inc.*	324,711
1,075	Savara Inc.*	9,643
247	Scholar Rock Holding Corp.*	6,017
13,088	Seattle Genetics Inc.*	819,047
737	Selecta Biosciences Inc.*	4,444
629	Seres Therapeutics Inc.*	5,252
374	Solid Biosciences Inc.*	11,661
3,107	Sorrento Therapeutics Inc.*(a)	10,750
1,183	Spark Therapeutics Inc.*	49,840
3,689	Spectrum Pharmaceuticals Inc.*	53,343
135	Spero Therapeutics Inc.*	1,104
465	Spring Bank Pharmaceuticals Inc.*	5,227
965	Stemline Therapeutics Inc.*	10,605
408	Surface Oncology Inc.*	3,297
683	Syndax Pharmaceuticals Inc.*	3,483
10,024	Synergy Pharmaceuticals Inc.*	3,873
671	Synlogic Inc.*	5,710
832	Syros Pharmaceuticals Inc.*	5,666
1,148	T2 Biosystems Inc.*	5,097
21,096	TESARO Inc.*	978,433
2,202	TG Therapeutics Inc.*	11,098
505	Tocagen Inc.*	6,515
1,807	Tyme Technologies Inc.*	7,083
1,779	Ultragenyx Pharmaceutical Inc.*	95,479
1,625	United Therapeutics Corp.*	191,913
1,909	Vanda Pharmaceuticals Inc.*	47,801
905	Veracyte Inc.*	11,077
2,630	Verastem Inc.*(a)	13,413
1,274	Vericel Corp.*	22,397
1,544	Viking Therapeutics Inc.*(a)	17,432
1,343	Vital Therapies Inc.*	425
798	Voyager Therapeutics Inc.*	9,097
1,720	Xencor Inc.*	72,257
153	XOMA Corp.*	2,300
965	Zafgen Inc.*	4,864
5,622	ZIOPHARM Oncology Inc.*(a)	18,834

	Total Biotechnology	16,044,711

Health Care Equipment & Supplies - 5.0%
1,544	ABIOMED Inc.*	513,658
103,861	Accuray Inc.*	425,830
1,005	Align Technology Inc.*	231,039
1,366	AngioDynamics Inc.*	29,355
514	Anika Therapeutics Inc.*	17,707
5,210	Antares Pharma Inc.*	18,808
18,527	AtriCure Inc.*	620,469
53	Atrion Corp.	40,981
1,748	Avanos Medical Inc.*	83,397
1,248	AxoGen Inc.*	41,783
13,055	Becton Dickinson and Co.	3,299,651
7,635	Cantel Medical Corp.	655,694
1,215	Cardiovascular Systems Inc.*	37,507

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.3% - (continued)
Health Care Equipment & Supplies - 5.0% - (continued)
4,849	Cerus Corp.*	$25,457
982	CONMED Corp.	66,737
7,449	Cooper Cos., Inc. (The)	2,077,005
1,338	CryoLife Inc.*	40,568
829	CryoPort Inc.*(a)	8,970
530	Cutera Inc.*	10,865
965	CytoSorbents Corp.*	10,075
3,268	DexCom Inc.*	423,500
5,035	Edwards Lifesciences Corp.*	815,720
3,122	Endologix Inc.*	2,657
232	FONAR Corp.*	5,111
1,947	GenMark Diagnostics Inc.*	10,144
1,232	Glaukos Corp.*	81,164
2,673	Globus Medical Inc., Class A Shares*	129,079
9,315	Haemonetics Corp.*	999,313
724	Helius Medical Technologies Inc., Class A Shares*(a)	6,009
238	Heska Corp.*	24,747
2,513	Hill-Rom Holdings Inc.	243,661
599	ICU Medical Inc.*	144,054
658	Inogen Inc.*	96,963
5,833	Insulet Corp.*	489,564
1,180	Integer Holdings Corp.*	104,524
23,891	Integra LifeSciences Holdings Corp.*	1,281,274
271	IntriCon Corp.*	9,385
1,278	Invacare Corp.	7,029
889	iRhythm Technologies Inc.*	65,857
1,390	Lantheus Holdings Inc.*	26,063
591	LeMaitre Vascular Inc.	16,483
1,817	LivaNova PLC*	183,862
7,879	Masimo Corp.*	869,999
1,541	Meridian Bioscience Inc.	29,187
4,967	Merit Medical Systems Inc.*	313,169
54,665	Natus Medical Inc.*	1,934,048
1,904	Neogen Corp.*	123,493
259	Neuronetics Inc.*	4,621
1,084	Nevro Corp.*	44,997
21,695	Novocure Ltd.*	744,572
1,931	NuVasive Inc.*	122,985
598	Nuvectra Corp.*	11,942
2,451	NxStage Medical Inc.*	69,216
2,247	OraSure Technologies Inc.*	28,537
654	Orthofix Medical Inc.*	39,404
263	OrthoPediatrics Corp.*	8,224
1,049	Oxford Immunotec Global PLC*	15,798
1,159	Penumbra Inc.*	161,356
392	Pulse Biosciences Inc.*	4,916
1,225	Quidel Corp.*	74,505
1,804	Rockwell Medical Inc.*(a)	5,971
2,021	RTI Surgical Inc.*	8,428
587	SeaSpine Holdings Corp.*	11,540
2,836	Senseonics Holdings Inc.*(a)	9,642
870	Sientra Inc.*	14,790
1,593	STAAR Surgical Co.*	60,550
12,323	STERIS PLC	1,467,423
547	Surmodics Inc.*	33,143
649	Tactile Systems Technology Inc.*	36,500
1,922	Tandem Diabetes Care Inc.*	70,768
2,856	Teleflex Inc.	786,600
5,829	TransEnterix Inc.*(a)	18,128
119	Utah Medical Products Inc.	11,292

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.3% - (continued)
Health Care Equipment & Supplies - 5.0% - (continued)
66,594	Varex Imaging Corp.*	$1,754,752
1,856	ViewRay Inc.*(a)	12,454
2,740	West Pharmaceutical Services Inc.	300,194
20,790	Wright Medical Group NV*	581,288

	Total Health Care Equipment & Supplies	23,206,151

Health Care Providers & Services - 1.8%
454	AAC Holdings Inc.*	894
24,688	Acadia Healthcare Co., Inc.*	838,651
367	Addus HomeCare Corp.*	27,239
1,010	Amedisys Inc.*	137,612
385	American Renal Associates Holdings Inc.*	6,387
1,761	AMN Healthcare Services Inc.*	112,176
155	Apollo Medical Holdings Inc.*	2,778
4,442	BioScrip Inc.*	17,546
1,214	BioTelemetry Inc.*	86,121
204,005	Brookdale Senior Living Inc.*	1,744,243
879	Capital Senior Living Corp.*	7,911
582	Chemed Corp.	184,366
596	Civitas Solutions Inc.*	8,272
2,871	Community Health Systems Inc.*(a)	13,637
326	CorVel Corp.*	22,722
1,325	Cross Country Healthcare Inc.*	12,018
2,118	Diplomat Pharmacy Inc.*	32,787
3,674	Encompass Health Corp.	276,322
1,843	Ensign Group Inc. (The)	83,617
2,272	Genesis Healthcare Inc., Class A Shares*	3,612
2,049	HealthEquity Inc.*	181,726
11,770	Laboratory Corp. of America Holdings*	1,714,183
1,069	LHC Group Inc.*	112,106
918	Magellan Health Inc.*	50,049
3,464	MEDNAX Inc.*	139,253
7,196	Molina Healthcare Inc.*	1,005,353
333	National HealthCare Corp.	27,789
417	National Research Corp.	16,626
2,277	Owens & Minor Inc.	17,374
19,794	Patterson Cos., Inc.	502,174
351	PetIQ Inc., Class A Shares*	10,951
1,959	Premier Inc., Class A Shares*	77,694
424	Providence Service Corp. (The)*	30,023
1,325	Quorum Health Corp.*	5,843
3,861	R1 RCM Inc.*	35,367
1,490	RadNet Inc.*	19,206
4,060	Select Medical Holdings Corp.*	78,683
730	Surgery Partners Inc.*	10,475
3,122	Tenet Healthcare Corp.*	81,391
1,493	Tivity Health Inc.*	61,153
825	Triple-S Management Corp., Class B Shares*	15,741
469	US Physical Therapy Inc.	55,806
1,862	WellCare Health Plans Inc.*	474,587

	Total Health Care Providers & Services	8,342,464

Health Care Technology - 0.6%
78,038	Allscripts Healthcare Solutions Inc.*	796,768
1,510	athenahealth Inc.*	200,981
2,904	Castlight Health Inc., Class B Shares*	7,579
431	Computer Programs & Systems Inc.	11,499
20,508	Evolent Health Inc., Class A Shares*	527,056
1,089	HealthStream Inc.	26,833
3,130	HMS Holdings Corp.*	111,866
2,702	Inovalon Holdings Inc., Class A Shares*	35,937
281	Inspire Medical Systems Inc.*	12,909

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.3% - (continued)
Health Care Technology - 0.6% - (continued)
2,198	Medidata Solutions Inc.*	$169,708
1,079	NantHealth Inc.*(a)	961
1,992	NextGen Healthcare Inc.*	34,960
1,448	Omnicell Inc.*	111,829
445	Simulations Plus Inc.	8,820
647	Tabula Rasa HealthCare Inc.*	48,835
2,531	Teladoc Health Inc.*	158,061
4,478	Veeva Systems Inc., Class A Shares*	430,604
1,101	Vocera Communications Inc.*	43,754

	Total Health Care Technology	2,738,960

Life Sciences Tools & Services - 3.0%
917	Accelerate Diagnostics Inc.*(a)	13,544
35,960	Agilent Technologies Inc.	2,601,706
5,379	Bio-Rad Laboratories Inc., Class A Shares*	1,476,320
1,409	Bio-Techne Corp.	227,441
3,811	Bruker Corp.	126,297
1,231	Cambrex Corp.*	58,879
13,690	Charles River Laboratories International Inc.*	1,846,096
1,815	ChromaDex Corp.*(a)	6,443
1,898	Codexis Inc.*	41,604
1,486	Enzo Biochem Inc.*	4,577
103,324	Fluidigm Corp.*	847,257
1,600	Harvard Bioscience Inc.*	6,320
9,940	ICON PLC*	1,438,517
1,042	Illumina Inc.*	351,675
22,254	Luminex Corp.	653,600
826	Medpace Holdings Inc.*	51,138
28,914	NanoString Technologies Inc.*	499,345
2,458	NeoGenomics Inc.*	40,311
4,526	Pacific Biosciences of California Inc.*	35,393
4,190	PerkinElmer Inc.	364,781
9,524	PRA Health Sciences Inc.*	1,111,832
27,737	QIAGEN NV*	982,999
136	Quanterix Corp.*	2,549
2,395	Syneos Health Inc., Class A Shares*	123,869
3,439	Waters Corp.*	682,917

	Total Life Sciences Tools & Services	13,595,410

Pharmaceuticals - 1.4%
988	Aclaris Therapeutics Inc.*	9,208
1,324	Aerie Pharmaceuticals Inc.*	52,814
602	Akcea Therapeutics Inc.*(a)	20,402
3,486	Akorn Inc.*	23,914
43,346	Amneal Pharmaceuticals Inc.*	767,658
1,323	Amphastar Pharmaceuticals Inc.*	28,736
2,443	Ampio Pharmaceuticals Inc.*	1,554
338	ANI Pharmaceuticals Inc.*	18,789
1,861	Aratana Therapeutics Inc.*	12,097
679	Assembly Biosciences Inc.*	17,505
2,423	Assertio Therapeutics Inc.*	12,079
16,237	Catalent Inc.*	643,797
988	Clearside Biomedical Inc.*	1,452
1,099	Collegium Pharmaceutical Inc.*	21,090
3,649	Corcept Therapeutics Inc.*	50,831
860	Corium International Inc.*(c)	155
135,230	Correvio Pharma Corp.*(a)	474,657
33,914	Cymabay Therapeutics Inc.*	302,852
1,234	Dermira Inc.*	14,327
509	Dova Pharmaceuticals Inc.*	7,584
6,490	Durect Corp.*	5,768
785	Eloxx Pharmaceuticals Inc.*	12,222

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.3% - (continued)
Pharmaceuticals - 1.4% - (continued)
8,364	Endo International PLC*	$100,619
2,421	Endocyte Inc.*	57,208
219	Evolus Inc.*	3,276
6,187	Horizon Pharma PLC*	123,616
804	Innovate Biopharmaceuticals Inc.*(a)	2,090
2,598	Innoviva Inc.*	47,439
28,326	Intersect ENT Inc.*	850,063
1,669	Intra-Cellular Therapies Inc.*	24,117
2,198	Jazz Pharmaceuticals PLC*	332,338
426	Kala Pharmaceuticals Inc.*	2,684
1,196	Lannett Co., Inc.*(a)	7,056
14,403	Mallinckrodt PLC*	342,647
1,359	Marinus Pharmaceuticals Inc.*	6,347
34,393	Medicines Co. (The)*	761,117
551	Melinta Therapeutics Inc.*	1,168
265	Menlo Therapeutics Inc.*	1,593
1,284	MyoKardia Inc.*	79,698
3,998	Nektar Therapeutics, Class A Shares*	161,479
1,067	Neos Therapeutics Inc.*	2,091
1,095	Ocular Therapeutix Inc.*	7,293
285	Odonate Therapeutics Inc.*	4,492
1,707	Omeros Corp.*(a)	23,813
534	Optinose Inc.*	4,203
1,491	Pacira Pharmaceuticals Inc.*	72,060
1,169	Paratek Pharmaceuticals Inc.*(a)	8,849
756	Phibro Animal Health Corp., Class A Shares	25,628
1,994	Prestige Consumer Healthcare Inc.*	77,407
706	Reata Pharmaceuticals Inc., Class A Shares*	44,584
1,220	Revance Therapeutics Inc.*	24,937
333	scPharmaceuticals Inc.*	1,562
627	Sienna Biopharmaceuticals Inc.*	6,339
2,526	SIGA Technologies Inc.*	15,762
1,822	Supernus Pharmaceuticals Inc.*	86,399
1,542	Teligent Inc.*(a)	3,177
2,531	Tetraphase Pharmaceuticals Inc.*	4,530
6,253	TherapeuticsMD Inc.*	31,453
1,603	Theravance Biopharma Inc.*(a)	44,259
447	Tricida Inc.*	13,343
657	WaVe Life Sciences Ltd.*	31,437
259	Xeris Pharmaceuticals Inc.*	5,390
17,388	Zogenix Inc.*	714,473

	Total Pharmaceuticals	6,657,527

	TOTAL HEALTH CARE	70,585,223

INDUSTRIALS - 18.5%
Aerospace & Defense - 2.9%
1,214	AAR Corp.	53,040
2,608	Aerojet Rocketdyne Holdings Inc.*	91,828
792	Aerovironment Inc.*	60,667
796	Astronics Corp.*	25,838
2,166	Axon Enterprise Inc.*	94,156
12,302	BWX Technologies Inc.	556,296
25,296	Cubic Corp.	1,547,862
1,637	Curtiss-Wright Corp.	180,725
435	Ducommun Inc.*	17,065
637	Engility Holdings Inc.*	19,919
955	Esterline Technologies Corp.*	113,387
1,439	HEICO Corp.	121,624
16,645	HEICO Corp., Class A Shares	1,123,870
45,763	Hexcel Corp.	2,822,204
1,585	Huntington Ingalls Industries Inc.	341,568

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 18.5% - (continued)
Aerospace & Defense - 2.9% - (continued)
68,620	KEYW Holding Corp. (The)*	$670,417
3,298	Kratos Defense & Security Solutions Inc.*	43,863
2,113	Maxar Technologies Ltd.	34,991
12,154	Mercury Systems Inc.*	629,699
1,197	Moog Inc., Class A Shares	104,678
208	National Presto Industries Inc.	26,724
249	Sparton Corp.*	3,576
15,353	Spirit AeroSystems Holdings Inc., Class A Shares	1,257,104
8,533	Teledyne Technologies Inc.*	1,916,341
1,822	Triumph Group Inc.	30,628
416	Vectrus Inc.*	10,080
154,162	Wesco Aircraft Holdings Inc.*	1,467,622

	Total Aerospace & Defense	13,365,772

Air Freight & Logistics - 0.1%
2,185	Air Transport Services Group Inc.*	40,488
884	Atlas Air Worldwide Holdings Inc.*	47,073
1,050	Echo Global Logistics Inc.*	26,639
1,094	Forward Air Corp.	71,416
1,170	Hub Group Inc., Class A Shares*	51,995
1,739	Radiant Logistics Inc.*	9,460

	Total Air Freight & Logistics	247,071

Airlines - 0.4%
4,507	Alaska Air Group Inc.	330,183
484	Allegiant Travel Co., Class A Shares	65,055
1,176	Copa Holdings SA, Class A Shares	99,995
1,834	Hawaiian Holdings Inc.	73,617
42,758	JetBlue Airways Corp.*	834,636
1,899	SkyWest Inc.	109,534
2,556	Spirit Airlines Inc.*	163,891

	Total Airlines	1,676,911

Building Products - 1.1%
1,542	AAON Inc.	58,519
1,403	Advanced Drainage Systems Inc.	38,260
3,533	Allegion PLC	323,587
527	American Woodmark Corp.*	35,251
12,453	AO Smith Corp.	590,023
1,036	Apogee Enterprises Inc.	37,762
764	Armstrong Flooring Inc.*	11,949
1,690	Armstrong World Industries Inc.*	113,213
4,225	Builders FirstSource Inc.*	57,164
952	Caesarstone Ltd.(a)	14,899
1,402	Continental Building Products Inc.*	40,069
597	CSW Industrials Inc.*	31,623
5,222	Fortune Brands Home & Security Inc.	228,724
1,193	Gibraltar Industries Inc.*	43,139
1,354	Griffon Corp.	16,465
677	Insteel Industries Inc.	18,645
20,671	JELD-WEN Holding Inc.*	393,989
1,339	Lennox International Inc.	302,493
1,050	Masonite International Corp.*	56,353
107,591	NCI Building Systems Inc.*	1,221,158
4,108	Owens Corning	214,232
891	Patrick Industries Inc.*	35,391
1,837	PGT Innovations Inc.*	35,399
1,226	Quanex Building Products Corp.	19,359
1,545	Simpson Manufacturing Co., Inc.	90,382
13,611	Trex Co., Inc.*	867,429
2,100	Universal Forest Products Inc.	58,086
3,069	USG Corp.	132,090

	Total Building Products	5,085,653

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 18.5% - (continued)
Commercial Services & Supplies - 2.3%
2,470	ABM Industries Inc.	$78,250
3,975	ACCO Brands Corp.	32,277
3,976	ADT Inc.(a)	31,053
2,711	Advanced Disposal Services Inc.*	73,061
1,753	Brady Corp., Class A Shares	76,361
987	BrightView Holdings Inc.*	12,436
1,875	Brink’s Co. (The)	132,787
1,496	Casella Waste Systems Inc., Class A Shares*	48,844
973	CECO Environmental Corp.*	8,086
822	Cimpress NV*	99,183
6,267	Cintas Corp.	1,174,310
14,363	Clean Harbors Inc.*	926,844
66,114	Covanta Holding Corp.	1,094,848
1,776	Deluxe Corp.	89,422
941	Ennis Inc.	18,378
1,527	Essendant Inc.	19,301
2,760	Healthcare Services Group Inc.(a)	130,272
554	Heritage-Crystal Clean Inc.*	15,518
2,237	Herman Miller Inc.	75,745
1,623	HNI Corp.	62,567
2,221	Interface Inc., Class A Shares	35,980
12,769	KAR Auction Services Inc.	729,621
1,321	Kimball International Inc., Class B Shares	20,158
1,826	Knoll Inc.	35,370
1,267	LSC Communications Inc.	12,695
38,556	Matthews International Corp., Class A Shares	1,624,364
907	McGrath RentCorp.	48,461
1,660	Mobile Mini Inc.	67,097
10,596	MSA Safety Inc.	1,154,858
570	Multi-Color Corp.	25,308
157	NL Industries Inc.*	666
787	PICO Holdings Inc.*	7,673
7,016	Pitney Bowes Inc.	59,215
1,140	Quad/Graphics Inc.	18,673
3,628	Rollins Inc.	230,596
2,962	RR Donnelley & Sons Co.	18,749
853	SP Plus Corp.*	25,854
3,181	Steelcase Inc., Class A Shares	51,532
14,108	Stericycle Inc.*	678,172
1,065	Team Inc.*(a)	17,796
2,085	Tetra Tech Inc.	127,102
532	UniFirst Corp.	82,146
824	US Ecology Inc.	57,408
765	Viad Corp.	38,518
286	VSE Corp.	8,331
17,462	Waste Connections Inc.	1,370,418

	Total Commercial Services & Supplies	10,746,304

Construction & Engineering - 2.5%
5,988	AECOM*	192,574
1,206	Aegion Corp., Class A Shares*	23,035
595	Ameresco Inc., Class A Shares*	9,353
58,533	Arcosa Inc.*	1,600,292
546	Argan Inc.	23,735
1,372	Comfort Systems USA Inc.	72,250
1,143	Dycom Industries Inc.*	75,735
27,424	EMCOR Group Inc.	1,998,113
5,260	Fluor Corp.	215,292
39,540	Granite Construction Inc.	2,001,910
2,140	Great Lakes Dredge & Dock Corp.*	15,857
1,890	HC2 Holdings Inc.*	5,972

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 18.5% - (continued)
Construction & Engineering - 2.5% - (continued)
295	IES Holdings Inc.*	$5,180
781	Infrastructure & Energy Alternatives Inc.*	6,810
45,043	Jacobs Engineering Group Inc.	2,957,974
85,155	KBR Inc.	1,581,328
2,420	MasTec Inc.*	109,118
570	MYR Group Inc.*	17,841
371	Northwest Pipe Co.*	8,752
367	NV5 Global Inc.*	26,934
1,240	Orion Group Holdings Inc.*	5,406
1,565	Primoris Services Corp.	37,795
5,605	Quanta Services Inc.*	196,735
1,080	Sterling Construction Co., Inc.*	13,900
1,359	Tutor Perini Corp.*	25,291
3,325	Valmont Industries Inc.	434,046
1,228	Willscot Corp., Class A Shares*	16,922

	Total Construction & Engineering	11,678,150

Electrical Equipment - 1.2%
1,512	Acuity Brands Inc.	196,590
249	Allied Motion Technologies Inc.	11,780
1,484	Atkore International Group Inc.*	30,303
37,258	AZZ Inc.	1,778,697
168,547	Babcock & Wilcox Enterprises Inc.*	149,265
761	Encore Wire Corp.	38,020
872	Energous Corp.*(a)	7,124
1,570	EnerSys	137,171
3,177	Enphase Energy Inc.*(a)	17,156
3,943	FuelCell Energy Inc.*(a)	2,778
2,265	Generac Holdings Inc.*	128,924
2,297	GrafTech International Ltd.	36,316
2,034	Hubbell Inc., Class B Shares	224,065
6,040	nVent Electric PLC	151,121
7,711	Plug Power Inc.*(a)	13,494
305	Powell Industries Inc.	9,324
102	Preformed Line Products Co.	6,544
1,585	Regal Beloit Corp.	123,915
2,838	Rockwell Automation Inc.	494,777
6,225	Sensata Technologies Holding PLC*	287,968
3,558	Sunrun Inc.*	52,125
68,042	Thermon Group Holdings Inc.*	1,537,069
577	TPI Composites Inc.*	15,689
644	Vicor Corp.*	23,055
1,359	Vivint Solar Inc.*	7,434

	Total Electrical Equipment	5,480,704

Industrial Conglomerates - 0.6%
13,722	Carlisle Cos., Inc.	1,447,945
1,342	Raven Industries Inc.	54,150
4,932	Roper Technologies Inc.	1,467,714

	Total Industrial Conglomerates	2,969,809

Machinery - 3.9%
24,246	Actuant Corp., Class A Shares	620,698
2,429	AGCO Corp.	144,963
369	Alamo Group Inc.	30,557
1,076	Albany International Corp., Class A Shares	77,859
4,239	Allison Transmission Holdings Inc.	199,699
2,254	Altra Industrial Motion Corp.	71,114
275	American Railcar Industries Inc.	19,324
854	Astec Industries Inc.	30,462
1,742	Barnes Group Inc.	104,607
514	Blue Bird Corp.*	9,833
1,741	Briggs & Stratton Corp.	25,976

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 18.5% - (continued)
Machinery - 3.9% - (continued)
1,153	Chart Industries Inc.*	$73,285
600	CIRCOR International Inc.*	19,860
3,296	Colfax Corp.*	82,202
829	Columbus McKinnon Corp.	28,849
1,068	Commercial Vehicle Group Inc.*	7,455
1,875	Crane Co.	161,944
536	DMC Global Inc.	19,510
4,868	Donaldson Co., Inc.	272,803
833	Douglas Dynamics Inc.	31,046
203	Eastern Co. (The)	5,542
1,250	Energy Recovery Inc.*(a)	10,212
774	EnPro Industries Inc.	54,474
957	ESCO Technologies Inc.	67,258
2,829	Evoqua Water Technologies Corp.*	25,857
2,229	Federal Signal Corp.	52,292
24,066	Flowserve Corp.	1,167,442
1,735	Franklin Electric Co., Inc.	78,509
365	FreightCar America Inc.*	3,482
4,745	Gardner Denver Holdings Inc.*	117,439
1,671	Gates Industrial Corp. PLC*	24,614
303	Gencor Industries Inc.*	3,433
808	Global Brass & Copper Holdings Inc.	26,155
669	Gorman-Rupp Co. (The)	22,398
6,171	Graco Inc.	271,832
303	Graham Corp.	7,551
1,183	Greenbrier Cos., Inc. (The)	57,860
18,109	Harsco Corp.*	484,416
2,345	Hillenbrand Inc.	103,907
226	Hurco Cos., Inc.	8,635
376	Hyster-Yale Materials Handling Inc.	24,617
18,025	IDEX Corp.	2,476,635
12,979	ITT Inc.	719,686
1,167	John Bean Technologies Corp.	96,324
411	Kadant Inc.	37,434
3,041	Kennametal Inc.	127,175
341	LB Foster Co., Class A Shares*	6,598
10,144	Lincoln Electric Holdings Inc.	871,877
438	Lindsay Corp.	44,308
12,018	Lydall Inc.*	265,958
950	Manitex International Inc.*	6,925
106,534	Manitowoc Co., Inc. (The)*	2,104,046
3,147	Meritor Inc.*	51,925
2,070	Middleby Corp. (The)*	250,035
2,719	Milacron Holdings Corp.*	38,746
418	Miller Industries Inc.	11,729
2,119	Mueller Industries Inc.	50,475
5,786	Mueller Water Products Inc., Class A Shares	60,927
1,837	Navistar International Corp.*	58,857
948	NN Inc.	6,807
2,171	Nordson Corp.	261,410
102	Omega Flex Inc.	5,651
2,759	Oshkosh Corp.	196,799
375	Park-Ohio Holdings Corp.	13,522
5,886	Pentair PLC	251,332
1,046	Proto Labs Inc.*	134,610
883	RBC Bearings Inc.*	135,117
1,127	REV Group Inc.(a)	13,749
3,906	Rexnord Corp.*	110,579
5,025	Snap-on Inc.	835,356
1,194	Spartan Motors Inc.	9,612

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 18.5% - (continued)
Machinery - 3.9% - (continued)
1,612	SPX Corp.*	$47,683
38,344	SPX FLOW Inc.*	1,439,050
478	Standex International Corp.	38,097
1,070	Sun Hydraulics Corp.	44,598
668	Tennant Co.	39,980
2,495	Terex Corp.	82,485
2,629	Timken Co. (The)	105,554
1,809	Titan International Inc.	11,777
3,818	Toro Co. (The)	236,678
1,718	TriMas Corp.*	49,873
5,377	Trinity Industries Inc.	128,134
10,919	Twin Disc Inc.*	190,537
2,217	Wabash National Corp.	34,452
1,960	WABCO Holdings Inc.*	238,042
9,843	Wabtec Corp.	931,148
961	Watts Water Technologies Inc., Class A Shares	70,883
5,018	Welbilt Inc.*	69,349
2,000	Woodward Inc.	167,360

	Total Machinery	17,829,855

Marine - 0.1%
1,817	Costamare Inc.	9,630
34,600	Danaos Corp.*	36,676
1,848	Eagle Bulk Shipping Inc.*	8,649
660	Genco Shipping & Trading Ltd.*	5,511
2,212	Kirby Corp.*	168,864
9,330	Matson Inc.	367,136
2,124	Safe Bulkers Inc.*	4,227
1,967	Scorpio Bulkers Inc.	12,018

	Total Marine	612,711

Professional Services - 0.7%
721	Acacia Research Corp.*	2,293
1,909	ASGN Inc.*	132,198
296	Barrett Business Services Inc.	20,824
266	BG Staffing Inc.	6,592
1,940	CBIZ Inc.*	40,915
296	CRA International Inc.	14,430
1,393	Dun & Bradstreet Corp. (The)	199,951
1,843	Exponent Inc.	92,740
391	Forrester Research Inc.	18,275
544	Franklin Covey Co.*	12,887
1,403	FTI Consulting Inc.*	98,561
467	GP Strategies Corp.*	6,183
684	Heidrick & Struggles International Inc.	25,075
829	Huron Consulting Group Inc.*	46,150
678	ICF International Inc.	47,480
1,497	InnerWorkings Inc.*	6,317
1,433	Insperity Inc.	143,357
1,169	Kelly Services Inc., Class A Shares	26,794
870	Kforce Inc.	27,570
2,111	Korn/Ferry International	103,376
2,389	ManpowerGroup Inc.	193,939
87,692	Mistras Group Inc.*	1,507,426
1,679	Navigant Consulting Inc.	43,016
1,126	Resources Connection Inc.	18,962
4,476	Robert Half International Inc.	276,751
1,629	TriNet Group Inc.*	74,787
1,534	TrueBlue Inc.*	38,734
1,430	WageWorks Inc.*	47,662
345	Willdan Group Inc.*	13,003

	Total Professional Services	3,286,248

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 18.5% - (continued)
Road & Rail - 0.9%
262	AMERCO	$90,770
975	ArcBest Corp.	39,254
16,856	Avis Budget Group Inc.*	493,712
438	Covenant Transportation Group Inc., Class A Shares*	9,978
1,485	Daseke Inc.*	5,970
2,225	Genesee & Wyoming Inc., Class A Shares*	185,298
1,755	Heartland Express Inc.	36,416
31,645	Hertz Global Holdings Inc.*	592,078
23,241	Knight-Swift Transportation Holdings Inc., Class A Shares	805,533
1,504	Landstar System Inc.	164,056
1,454	Marten Transport Ltd.	28,324
82	PAM Transportation Services Inc.*	4,236
22,434	Ryder System Inc.	1,269,091
958	Saia Inc.*	57,777
1,778	Schneider National Inc., Class B Shares	39,703
346	Universal Logistics Holdings Inc.	8,086
859	US Xpress Enterprises Inc., Class A Shares*	7,070
367	USA Truck Inc.*	7,527
1,636	Werner Enterprises Inc.	55,395
1,308	YRC Worldwide Inc.*	7,403

	Total Road & Rail	3,907,677

Trading Companies & Distributors - 1.8%
62,500	Air Lease Corp., Class A Shares	2,428,750
2,230	Aircastle Ltd.	41,589
1,424	Applied Industrial Technologies Inc.	92,888
14,561	Beacon Roofing Supply Inc.*	507,596
285	BlueLinx Holdings Inc.*(a)	7,724
2,608	BMC Stock Holdings Inc.*	44,362
658	CAI International Inc.*	16,128
575	DXP Enterprises Inc.*	20,832
170	EnviroStar Inc.(a)	6,018
425	Foundation Building Materials Inc.*	4,157
1,405	GATX Corp.	117,332
295	General Finance Corp.*	4,027
1,213	GMS Inc.*	22,792
1,193	H&E Equipment Services Inc.	26,425
21,014	HD Supply Holdings Inc.*	838,459
898	Herc Holdings Inc.*	32,032
986	Kaman Corp.	55,975
239	Lawson Products Inc.*	7,361
3,142	MRC Global Inc.*	49,424
1,676	MSC Industrial Direct Co., Inc., Class A Shares	148,477
1,121	Nexeo Solutions Inc.*	10,907
4,030	NOW Inc.*	54,365
25,637	Rush Enterprises Inc., Class A Shares	976,770
192	Rush Enterprises Inc., Class B Shares	7,428
1,491	SiteOne Landscape Supply Inc.*	91,905
460	Systemax Inc.	12,829
139,472	Textainer Group Holdings Ltd.*	1,555,113
779	Titan Machinery Inc.*	13,656
1,954	Triton International Ltd.	66,592
37,478	Univar Inc.*	811,773
446	Veritiv Corp.*	13,536
1,206	Watsco Inc.	185,362
1,776	WESCO International Inc.*	94,856
210	Willis Lease Finance Corp.*	7,736

	Total Trading Companies & Distributors	8,375,176

Transportation Infrastructure - 0.0%
2,982	Macquarie Infrastructure Corp.	124,349

	TOTAL INDUSTRIALS	85,386,390

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 2.0%
16,062	Acacia Communications Inc.*	$688,739
1,799	ADTRAN Inc.	22,398
1,137	Aerohive Networks Inc.*	4,161
693	Applied Optoelectronics Inc.*	14,269
76,908	ARRIS International PLC*	2,376,457
1,299	CalAmp Corp.*	22,992
1,568	Calix Inc.*	15,131
1,060	Casa Systems Inc.*	16,483
84,446	Ciena Corp.*	2,754,628
411	Clearfield Inc.*	5,072
7,192	CommScope Holding Co., Inc.*	130,175
860	Comtech Telecommunications Corp.	21,964
937	Digi International Inc.*	11,094
1,845	EchoStar Corp., Class A Shares*	77,195
4,296	Extreme Networks Inc.*	28,268
4,287	Finisar Corp.*	100,101
3,335	Harmonic Inc.*	18,743
92,865	Infinera Corp.*	400,248
1,291	InterDigital Inc.	97,161
659	KVH Industries Inc.*	7,427
2,356	Lumentum Holdings Inc.*	104,771
1,166	NETGEAR Inc.*	64,596
2,924	NetScout Systems Inc.*	78,305
6,283	Oclaro Inc.*	50,704
1,626	Palo Alto Networks Inc.*	281,217
1,200	Plantronics Inc.	54,924
1,254	Quantenna Communications Inc.*	18,785
51,114	Ribbon Communications Inc.*	272,949
723	Ubiquiti Networks Inc.(a)	78,792
2,070	ViaSat Inc.*(a)	143,120
114,241	Viavi Solutions Inc.*	1,158,404

	Total Communications Equipment	9,119,273

Electronic Equipment, Instruments & Components - 2.3%
9,410	Amphenol Corp., Class A Shares	827,515
1,105	Anixter International Inc.*	70,676
502	Arlo Technologies Inc.*(a)	6,039
3,227	Arrow Electronics Inc.*	248,382
4,391	Avnet Inc.	192,414
1,764	AVX Corp.	29,088
1,070	Badger Meter Inc.	59,385
335	Bel Fuse Inc., Class B Shares	7,541
1,531	Belden Inc.	85,399
1,777	Benchmark Electronics Inc.	42,364
5,531	CDW Corp.	512,613
6,148	Cognex Corp.	270,635
929	Coherent Inc.*	128,351
1,000	Control4 Corp.*	21,770
1,231	CTS Corp.	35,711
1,375	Daktronics Inc.	12,306
2,360	Dolby Laboratories Inc., Class A Shares	166,144
1,132	Electro Scientific Industries Inc.*	33,281
510	ePlus Inc.*	41,693
1,346	Fabrinet*	70,975
629	FARO Technologies Inc.*	31,274
7,720	Fitbit Inc., Class A Shares*	42,537
5,048	FLIR Systems Inc.	231,501
9,908	II-VI Inc.*	370,757
1,311	Insight Enterprises Inc.*	58,444
974	Iteris Inc.*	4,451
14,001	Itron Inc.*	758,294

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 18.8% - (continued)
Electronic Equipment, Instruments & Components - 2.3% - (continued)
6,077	Jabil Inc.	$151,743
2,078	KEMET Corp.	42,557
55,137	Keysight Technologies Inc.*	3,408,569
988	Kimball Electronics Inc.*	17,428
3,266	Knowles Corp.*	49,774
903	Littelfuse Inc.	172,789
60,947	Maxwell Technologies Inc.*(a)	152,977
136	Mesa Laboratories Inc.	30,102
1,349	Methode Electronics Inc.	40,875
672	MTS Systems Corp.	34,574
505	Napco Security Technologies Inc.*	8,353
4,184	National Instruments Corp.	204,849
236	nLight Inc.*	4,508
1,228	Novanta Inc.*	79,734
7,529	OSI Systems Inc.*	545,100
518	PAR Technology Corp.*	10,293
608	Park Electrochemical Corp.	10,828
440	PC Connection Inc.	13,790
1,221	Plexus Corp.*	74,530
686	Rogers Corp.*	88,261
2,550	Sanmina Corp.*	68,952
941	ScanSource Inc.*	35,796
1,576	SYNNEX Corp.	127,246
1,426	Tech Data Corp.*	128,269
9,279	Trimble Inc.*	352,880
3,508	TTM Technologies Inc.*	41,710
4,945	Vishay Intertechnology Inc.	103,103
461	Vishay Precision Group Inc.*	15,642
1,971	Zebra Technologies Corp., Class A Shares*	354,386

	Total Electronic Equipment, Instruments & Components	10,729,158

IT Services - 5.0%
16,495	Black Knight Inc.*	747,883
5,176	Booz Allen Hamilton Holding Corp., Class A Shares	265,581
1,218	Brightcove Inc.*	8,745
917	CACI International Inc., Class A Shares*	151,222
1,216	Carbonite Inc.*	34,449
1,483	Cardtronics PLC, Class A Shares*	48,109
450	Cass Information Systems Inc.	29,705
54,215	Conduent Inc.*	695,036
770	ConvergeOne Holdings Inc.	9,640
24,956	CoreLogic Inc.*	1,009,720
1,241	CSG Systems International Inc.	43,522
15,384	DXC Technology Co.	969,807
2,660	Endurance International Group Holdings Inc.*	22,078
1,905	EPAM Systems Inc.*	248,126
30,746	Euronet Worldwide Inc.*	3,616,037
2,518	Everi Holdings Inc.*	16,921
2,281	EVERTEC Inc.	62,340
669	Evo Payments Inc., Class A Shares*	17,521
1,441	Exela Technologies Inc.*	6,542
1,249	ExlService Holdings Inc.*	72,392
2,947	Gartner Inc.*	451,451
85,002	Genpact Ltd.	2,582,361
16,352	Global Payments Inc.	1,828,317
5,956	GoDaddy Inc., Class A Shares*	388,689
1,608	GTT Communications Inc.*(a)	54,125
920	Hackett Group Inc. (The)	16,238
335	I3 Verticals Inc., Class A Shares*	7,548
1,769	Information Services Group Inc.*	7,341
1,044	Internap Corp.*	6,233

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 18.8% - (continued)
IT Services - 5.0% - (continued)
30,227	InterXion Holding NV*	$1,882,235
6,048	Jack Henry & Associates Inc.	844,906
5,322	Leidos Holdings Inc.	335,286
3,663	Limelight Networks Inc.*	12,051
17,825	LiveRamp Holdings Inc.*	843,123
989	ManTech International Corp., Class A Shares	55,681
2,342	MAXIMUS Inc.	166,563
1,105	MoneyGram International Inc.*	2,409
2,405	NIC Inc.	31,265
3,248	Okta Inc., Class A Shares*	206,735
1,297	Perficient Inc.*	32,827
5,357	Perspecta Inc.	113,086
464	PFSweb Inc.*	2,854
1,104	Presidio Inc.	15,544
695	PRGX Global Inc.*	6,484
10,381	Sabre Corp.	265,442
1,591	Science Applications International Corp.	110,606
2,674	ServiceSource International Inc.*	3,530
1,263	Switch Inc., Class A Shares	9,814
1,481	Sykes Enterprises Inc.*	40,905
4,721	Travelport Worldwide Ltd.	72,137
530	TTEC Holdings Inc.	15,503
384	Tucows Inc., Class A Shares*	22,287
2,713	Twilio Inc., Class A Shares*(a)	256,351
30,479	Unisys Corp.*	412,076
1,054	Virtusa Corp.*	46,724
12,515	WEX Inc.*	1,939,450
13,160	WNS Holdings Ltd., ADR*	642,734
17,106	Worldpay Inc., Class A Shares*	1,467,866

	Total IT Services	23,274,153

Semiconductors & Semiconductor Equipment - 3.5%
237	ACM Research Inc., Class A Shares*	2,643
839	Adesto Technologies Corp.*	4,455
12,383	Advanced Energy Industries Inc.*	582,496
34,038	Advanced Micro Devices Inc.*	725,009
854	Alpha & Omega Semiconductor Ltd.*	9,411
1,208	Ambarella Inc.*(a)	48,308
3,847	Amkor Technology Inc.*	26,352
675	Aquantia Corp.*	6,581
1,262	Axcelis Technologies Inc.*	25,139
1,335	AXT Inc.*	7,356
2,595	Brooks Automation Inc.	78,784
1,066	Cabot Microelectronics Corp.	114,574
11,408	CEVA Inc.*	296,494
2,229	Cirrus Logic Inc.*	83,454
1,423	Cohu Inc.	27,891
3,758	Cree Inc.*	165,878
68,165	Cypress Semiconductor Corp.	947,494
1,493	Diodes Inc.*	52,001
14,601	Entegris Inc.	429,269
3,074	First Solar Inc.*	136,639
2,735	FormFactor Inc.*	45,100
948	Ichor Holdings Ltd.*(a)	17,254
11,327	Impinj Inc.*(a)	240,586
13,895	Inphi Corp.*	554,272
4,812	Integrated Device Technology Inc.*	230,687
1,891	Kopin Corp.*	3,139
3,804	Lam Research Corp.	597,076
4,433	Lattice Semiconductor Corp.*	25,977
37,742	MACOM Technology Solutions Holdings Inc.*	670,675

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 18.8% - (continued)
Semiconductors & Semiconductor Equipment - 3.5% - (continued)
65,109	Marvell Technology Group Ltd.	$1,048,906
2,340	MaxLinear Inc., Class A Shares*	47,736
16,200	Mellanox Technologies Ltd.*	1,503,846
2,029	MKS Instruments Inc.	159,195
10,320	Monolithic Power Systems Inc.	1,362,962
843	Nanometrics Inc.*	27,077
1,517	NeoPhotonics Corp.*	11,681
168	NVE Corp.	16,051
15,789	ON Semiconductor Corp.*	302,833
1,169	PDF Solutions Inc.*	10,813
2,553	Photronics Inc.*	24,764
1,007	Power Integrations Inc.	63,804
15,475	Qorvo Inc.*	1,018,410
67,293	Rambus Inc.*	586,795
1,165	Rudolph Technologies Inc.*	24,721
21,626	Semtech Corp.*	1,153,531
1,604	Silicon Laboratories Inc.*	141,746
373	SMART Global Holdings Inc.*	12,790
2,393	SunPower Corp., Class A Shares*(a)	16,392
1,293	Synaptics Inc.*	49,729
6,954	Teradyne Inc.	248,188
35,550	Ultra Clean Holdings Inc.*	334,170
6,630	Universal Display Corp.	608,899
41,830	Veeco Instruments Inc.*	366,431
4,077	Versum Materials Inc.	141,227
8,760	Xilinx Inc.	810,125
1,826	Xperi Corp.	25,747

	Total Semiconductors & Semiconductor Equipment	16,273,563

Software - 5.8%
7,840	2U Inc.*	457,778
3,392	8x8 Inc.*	66,856
2,126	A10 Networks Inc.*	13,394
4,215	ACI Worldwide Inc.*	121,729
597	Agilysys Inc.*	9,845
7,741	Alarm.com Holdings Inc.*	393,630
1,164	Altair Engineering Inc., Class A Shares*	37,609
1,063	Alteryx Inc., Class A Shares*	63,971
934	Amber Road Inc.*	8,144
948	American Software Inc., Class A Shares	9,859
553	Appfolio Inc., Class A Shares*	33,893
1,264	Apptio Inc., Class A Shares*	48,234
2,650	Aspen Technology Inc.*	228,695
461	Asure Software Inc.*	2,623
352	Avalara Inc.*	11,260
4,013	Avaya Holdings Corp.*	62,482
744	Benefitfocus Inc.*	37,274
1,800	Blackbaud Inc.	131,850
1,365	Blackline Inc.*	58,518
1,505	Bottomline Technologies de Inc.*	82,880
4,682	Box Inc., Class A Shares*	87,975
10,449	Cadence Design Systems Inc.*	470,623
265	Carbon Black Inc.*	4,317
885	Ceridian HCM Holding Inc.*(a)	35,506
950	ChannelAdvisor Corp.*	10,212
2,100	Cision Ltd.*	26,292
39,361	Cloudera Inc.*	485,715
5,793	CommVault Systems Inc.*	341,439
1,995	Cornerstone OnDemand Inc.*	108,967
2,014	Coupa Software Inc.*	129,762
435	Digimarc Corp.*	8,752

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 18.8% - (continued)
Software - 5.8% - (continued)
964	DocuSign Inc., Class A Shares*	$40,257
899	Ebix Inc.	42,451
547	eGain Corp.*	4,064
1,274	Ellie Mae Inc.*	85,702
1,649	Envestnet Inc.*	90,101
1,091	Everbridge Inc.*	59,754
3,356	Fair Isaac Corp.*	666,602
59,067	FireEye Inc.*	1,181,931
2,120	Five9 Inc.*	90,906
1,080	ForeScout Technologies Inc.*	29,322
5,179	Fortinet Inc.*	382,417
776	Fusion Connect Inc.*	1,746
10,476	Guidewire Software Inc.*	973,849
2,565	Hortonworks Inc.*	41,296
1,353	HubSpot Inc.*	188,108
1,305	Imperva Inc.*	72,441
1,172	Instructure Inc.*	44,266
1,745	j2 Global Inc.	128,798
2,111	LivePerson Inc.*	39,835
1,952	LogMeIn Inc.	180,033
2,491	Manhattan Associates Inc.*	123,379
353	MicroStrategy Inc., Class A Shares*	45,763
1,606	MINDBODY Inc., Class A Shares*	44,583
1,166	Mitek Systems Inc.*	11,159
2,542	MobileIron Inc.*	12,354
950	Model N Inc.*	13,043
1,560	Monotype Imaging Holdings Inc.	26,910
1,678	New Relic Inc.*	146,305
6,570	Nice Ltd., ADR*	763,040
139,687	Nuance Communications Inc.*	2,233,595
17,462	Nutanix Inc., Class A Shares*	780,726
24,151	OneSpan Inc.*	409,842
673	Park City Group Inc.*	5,465
1,880	Paycom Software Inc.*	249,608
1,118	Paylocity Holding Corp.*	74,995
1,410	Pegasystems Inc.	76,126
937	Pluralsight Inc., Class A Shares*	22,572
1,690	Progress Software Corp.	59,420
10,305	Proofpoint Inc.*	999,688
1,215	PROS Holdings Inc.*	39,087
4,379	PTC Inc.*	378,740
1,368	Q2 Holdings Inc.*	74,269
358	QAD Inc., Class A Shares	15,190
1,280	Qualys Inc.*	100,813
1,452	Rapid7 Inc.*	46,174
2,735	RealPage Inc.*	141,071
2,571	RingCentral Inc., Class A Shares*	213,136
1,986	SailPoint Technologies Holding Inc.*	51,696
44,600	Seachange International Inc.*	74,928
333	SecureWorks Corp., Class A Shares*	5,997
1,103	SendGrid Inc.*	50,308
5,073	ServiceNow Inc.*	939,875
231	ShotSpotter Inc.*	8,799
9,530	Smartsheet Inc., Class A Shares*	256,357
8,042	Splunk Inc.*	898,533
639	SPS Commerce Inc.*	54,462
40,185	SS&C Technologies Holdings Inc.	1,934,908
10,892	Tableau Software Inc., Class A Shares*	1,357,579
2,052	Telaria Inc.*	6,156
816	Telenav Inc.*	3,411

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 18.8% - (continued)
Software - 5.8% - (continued)
498	Tenable Holdings Inc.*	$14,183
4,534	Teradata Corp.*	170,614
55,208	TiVo Corp.	546,559
1,224	Trade Desk Inc. (The), Class A Shares*	174,359
1,393	Tyler Technologies Inc.*	268,515
5,718	Ultimate Software Group Inc. (The)*	1,509,095
587	Upland Software Inc.*	16,483
1,040	Varonis Systems Inc.*	60,226
41,381	Verint Systems Inc.*	1,879,939
172	Veritone Inc.*	1,017
1,758	VirnetX Holding Corp.*(a)	5,573
5,418	Workday Inc., Class A Shares*	888,552
1,097	Workiva Inc., Class A Shares*	41,039
3,031	Yext Inc.*	44,010
3,956	Zendesk Inc.*	235,105
1,934	Zix Corp.*	12,880
521	Zscaler Inc.*	20,454

	Total Software	26,572,628

Technology Hardware, Storage & Peripherals - 0.2%
4,081	3D Systems Corp.*	50,523
908	Avid Technology Inc.*	5,847
1,511	Cray Inc.*	39,603
39,939	Diebold Nixdorf Inc.(a)	130,600
787	Eastman Kodak Co.*(a)	3,101
1,662	Electronics for Imaging Inc.*	46,004
1,136	Immersion Corp.*	10,781
4,539	NCR Corp.*	125,776
6,170	Pure Storage Inc., Class A Shares*	116,675
13,350	Quantum Corp.*	31,906
1,902	Stratasys Ltd.*	40,684
1,815	USA Technologies Inc.*	9,021
8,257	Xerox Corp.	222,278

	Total Technology Hardware, Storage & Peripherals	832,799

	TOTAL INFORMATION TECHNOLOGY	86,801,574

MATERIALS - 5.1%
Chemicals - 1.9%
1,140	A. Schulman Inc.*(b)(c)#	2,177
1,149	AdvanSix Inc.*	32,988
1,201	AgroFresh Solutions Inc.*	5,056
19,152	Albemarle Corp.	1,844,721
1,039	American Vanguard Corp.	17,372
1,175	Amyris Inc.*	5,804
2,335	Ashland Global Holdings Inc.	191,213
7,785	Axalta Coating Systems Ltd.*	194,858
1,197	Balchem Corp.	103,780
2,274	Cabot Corp.	111,881
8,700	CF Industries Holdings Inc.	367,053
299	Chase Corp.	33,688
6,531	Chemours Co. (The)	186,003
3,153	Ferro Corp.*	60,853
2,004	Flotek Industries Inc.*	2,786
15,086	FMC Corp.	1,248,216
1,023	FutureFuel Corp.	17,667
2,679	GCP Applied Technologies Inc.*	73,137
399	Hawkins Inc.	16,654
1,892	HB Fuller Co.	91,270
8,181	Huntsman Corp.	165,420
12,064	Ingevity Corp.*	1,182,393
731	Innophos Holdings Inc.	20,278
956	Innospec Inc.	70,495

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 5.1% - (continued)
Chemicals - 1.9% - (continued)
3,591	Intrepid Potash Inc.*	$11,922
864	Koppers Holdings Inc.*	16,105
1,160	Kraton Corp.*	30,392
1,093	Kronos Worldwide Inc.	13,520
973	LSB Industries Inc.*	7,463
1,702	Marrone Bio Innovations Inc.*(a)	2,587
1,381	Minerals Technologies Inc.	77,723
290	NewMarket Corp.	121,939
6,313	Olin Corp.	135,919
1,668	OMNOVA Solutions Inc.*	13,594
8,348	Platform Specialty Products Corp.*	98,256
2,977	PolyOne Corp.	100,087
1,372	PQ Group Holdings Inc.*	21,060
491	Quaker Chemical Corp.	101,264
1,951	Rayonier Advanced Materials Inc.	28,777
4,924	RPM International Inc.	324,738
1,513	Scotts Miracle-Gro Co. (The)	114,958
1,543	Sensient Technologies Corp.	99,153
2,318	Sherwin-Williams Co. (The)	982,994
756	Stepan Co.	61,100
792	Trecora Resources*	7,366
977	Tredegar Corp.	16,277
1,620	Trinseo SA	81,859
3,494	Tronox Ltd., Class A Shares	36,966
599	Valhi Inc.	1,228
6,951	Valvoline Inc.	146,597
2,507	WR Grace & Co.	160,047

	Total Chemicals	8,859,654

Construction Materials - 0.4%
1,769	Eagle Materials Inc.	129,137
749	Forterra Inc.*	3,670
3,325	Martin Marietta Materials Inc.	634,044
38,697	Summit Materials Inc., Class A Shares*	561,106
79	United States Lime & Minerals Inc.	5,900
590	US Concrete Inc.*	23,205
6,151	Vulcan Materials Co.	650,222

	Total Construction Materials	2,007,284

Containers & Packaging - 1.6%
2,335	AptarGroup Inc.	242,957
745	Ardagh Group SA, Class A Shares	9,692
14,965	Avery Dennison Corp.	1,442,626
29,074	Ball Corp.	1,427,824
3,428	Bemis Co., Inc.	167,149
26,129	Berry Global Group Inc.*	1,314,811
32,515	Crown Holdings Inc.*	1,667,369
11,597	Graphic Packaging Holding Co.	139,048
977	Greif Inc., Class A Shares	50,091
177	Greif Inc., Class B Shares	9,344
1,145	Myers Industries Inc.	18,893
5,857	Owens-Illinois Inc.*	107,710
3,482	Packaging Corp. of America	340,609
5,870	Sealed Air Corp.	214,431
2,781	Silgan Holdings Inc.	71,611
3,714	Sonoco Products Co.	213,704
211	UFP Technologies Inc.*	7,657

	Total Containers & Packaging	7,445,526

Metals & Mining - 1.1%
11,777	AK Steel Holding Corp.*	36,273
7,011	Alcoa Corp.*	223,020
34,145	Allegheny Technologies Inc.*	896,648

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 5.1% - (continued)
Metals & Mining - 1.1% - (continued)
1,743	Carpenter Technology Corp.	$75,088
1,813	Century Aluminum Co.*	16,281
70,719	Cleveland-Cliffs Inc.*	656,272
6,962	Coeur Mining Inc.*	27,500
4,351	Commercial Metals Co.	83,844
1,281	Compass Minerals International Inc.	64,178
3,346	Ferroglobe Representation & Warranty Insurance Trust*(b)(c)#	—
1,912	Gold Resource Corp.	7,304
468	Haynes International Inc.	15,430
17,569	Hecla Mining Co.	41,814
615	Kaiser Aluminum Corp.	60,104
757	Materion Corp.	40,030
372	Olympic Steel Inc.	6,830
22,264	Reliance Steel & Aluminum Co.	1,791,139
2,395	Royal Gold Inc.	175,194
539	Ryerson Holding Corp.*	4,414
981	Schnitzer Steel Industries Inc., Class A Shares	27,478
8,425	Steel Dynamics Inc.	296,560
2,403	SunCoke Energy Inc.*	23,453
272	Synalloy Corp.	4,382
11,597	Tahoe Resources Inc.*	40,706
1,440	TimkenSteel Corp.*	15,898
6,616	United States Steel Corp.	152,565
239	Universal Stainless & Alloy Products Inc.*	4,677
1,673	Warrior Met Coal Inc.	39,650
1,599	Worthington Industries Inc.	66,231

	Total Metals & Mining	4,892,963

Paper & Forest Products - 0.1%
1,453	Boise Cascade Co.	38,621
678	Clearwater Paper Corp.*	20,889
2,260	Domtar Corp.	98,491
5,443	Louisiana-Pacific Corp.	124,427
623	Neenah Paper Inc.	42,912
1,627	PH Glatfelter Co.	20,744
1,146	Schweitzer-Mauduit International Inc.	32,672
1,212	Verso Corp., Class A Shares*	30,567

	Total Paper & Forest Products	409,323

	TOTAL MATERIALS	23,614,750

REAL ESTATE - 5.9%
Equity Real Estate Investment Trusts (REITs) - 5.0%
3,005	Acadia Realty Trust	86,153
1,135	Agree Realty Corp.	67,612
2,554	Alexander & Baldwin Inc.*	52,944
79	Alexander’s Inc.	24,535
9,395	Alexandria Real Estate Equities Inc.	1,169,678
1,441	American Assets Trust Inc.	59,974
5,062	American Campus Communities Inc.	221,867
9,520	American Homes 4 Rent, Class A Shares	198,302
3,243	Americold Realty Trust	86,912
5,801	Apartment Investment & Management Co., Class A Shares	273,169
8,116	Apple Hospitality REIT Inc.	128,801
1,688	Armada Hoffler Properties Inc.	25,674
3,221	Ashford Hospitality Trust Inc.	15,944
830	Bluerock Residential Growth REIT Inc., Class A Shares	7,553
1,135	Braemar Hotels & Resorts Inc.	10,783
6,587	Brandywine Realty Trust	93,997
11,418	Brixmor Property Group Inc.	188,397
213	BRT Apartments Corp.	2,430
3,295	Camden Property Trust	313,552
2,839	CareTrust REIT Inc.	56,837

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 5.9% - (continued)
Equity Real Estate Investment Trusts (REITs) - 5.0% - (continued)
1,883	CatchMark Timber Trust Inc., Class A Shares	$15,610
6,331	CBL & Associates Properties Inc.(a)	16,524
3,374	Cedar Realty Trust Inc.	12,113
1,718	Chatham Lodging Trust	34,343
2,226	Chesapeake Lodging Trust	65,823
1,433	City Office REIT Inc.	15,677
586	Clipper Realty Inc.	7,559
18,276	Colony Capital Inc.	112,580
4,441	Columbia Property Trust Inc.	95,348
798	Community Healthcare Trust Inc.	25,169
4,432	CoreCivic Inc.	97,282
485	CorEnergy Infrastructure Trust Inc.(a)	17,581
1,524	CorePoint Lodging Inc.	21,443
1,384	CoreSite Realty Corp.	134,885
3,835	Corporate Office Properties Trust	93,842
15,719	Cousins Properties Inc.	132,826
6,962	CubeSmart	216,797
3,680	CyrusOne Inc.	206,374
7,989	DiamondRock Hospitality Co.	84,204
6,013	Douglas Emmett Inc.	222,000
13,289	Duke Realty Corp.	378,205
2,429	Easterly Government Properties Inc.	44,256
1,353	EastGroup Properties Inc.	135,327
5,409	Empire State Realty Trust Inc., Class A Shares	87,572
2,765	EPR Properties	195,845
5,511	Equinix Inc.	2,123,278
4,233	Equity Commonwealth	134,482
3,143	Equity LifeStyle Properties Inc.	312,823
1,079	Farmland Partners Inc.(a)	6,690
4,640	First Industrial Realty Trust Inc.	148,758
7,879	Forest City Realty Trust Inc., Class A Shares	199,339
2,663	Four Corners Property Trust Inc.	73,872
3,941	Franklin Street Properties Corp.	30,346
1,754	Front Yard Residential Corp.	15,804
7,501	Gaming and Leisure Properties Inc.	258,259
4,528	GEO Group Inc. (The)	105,231
1,166	Getty Realty Corp.	35,668
1,000	Gladstone Commercial Corp.	19,140
441	Gladstone Land Corp.	5,830
726	Global Medical REIT Inc.	6,875
2,906	Global Net Lease Inc.	58,672
3,540	Government Properties Income Trust(a)	31,152
1,913	Hannon Armstrong Sustainable Infrastructure Capital Inc.	43,712
4,626	Healthcare Realty Trust Inc.	143,406
7,657	Healthcare Trust of America Inc., Class A Shares	215,315
1,352	Hersha Hospitality Trust, Class A Shares	25,823
3,725	Highwoods Properties Inc.	161,553
5,989	Hospitality Properties Trust	160,745
5,701	Hudson Pacific Properties Inc.	175,933
3,347	Independence Realty Trust Inc.	33,805
767	Industrial Logistics Properties Trust	16,161
1,622	InfraREIT Inc.	37,144
281	Innovative Industrial Properties Inc., Class A Shares	13,867
4,495	Investors Real Estate Trust	23,958
10,614	Iron Mountain Inc.	360,558
2,451	iStar Inc.	26,177
3,845	JBG SMITH Properties	154,069
526	Jernigan Capital Inc.	11,246
3,577	Kilroy Realty Corp.	250,712
15,245	Kimco Realty Corp.	249,256

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 5.9% - (continued)
Equity Real Estate Investment Trusts (REITs) - 5.0% - (continued)
3,104	Kite Realty Group Trust	$51,247
3,138	Lamar Advertising Co., Class A Shares	237,986
4,192	LaSalle Hotel Properties	134,396
8,162	Lexington Realty Trust	71,662
5,517	Liberty Property Trust	249,865
1,719	Life Storage Inc.	167,843
1,480	LTC Properties Inc.	68,731
5,097	Macerich Co. (The)	256,328
3,389	Mack-Cali Realty Corp.	73,406
1,155	MedEquities Realty Trust Inc.	7,900
13,459	Medical Properties Trust Inc.	232,437
25,873	Mid-America Apartment Communities Inc.	2,679,408
2,882	Monmouth Real Estate Investment Corp.	40,146
1,502	National Health Investors Inc.	117,126
5,917	National Retail Properties Inc.	296,205
2,061	National Storage Affiliates Trust	57,646
2,818	New Senior Investment Group Inc.	14,964
621	NexPoint Residential Trust Inc.	22,660
1,885	NorthStar Realty Europe Corp.	30,839
7,345	Omega Healthcare Investors Inc.	278,669
612	One Liberty Properties Inc.	16,169
5,202	Outfront Media Inc.	108,098
7,844	Paramount Group Inc.	111,934
7,537	Park Hotels & Resorts Inc.	232,290
2,545	Pebblebrook Hotel Trust	88,871
2,539	Pennsylvania Real Estate Investment Trust	20,794
6,990	Physicians Realty Trust	124,492
4,776	Piedmont Office Realty Trust Inc., Class A Shares	88,499
2,451	PotlatchDeltic Corp.	90,932
1,538	Preferred Apartment Communities Inc., Class A Shares	23,008
740	PS Business Parks Inc.	104,355
1,918	QTS Realty Trust Inc., Class A Shares	77,852
4,896	Rayonier Inc.	154,860
5,662	Regency Centers Corp.	360,443
4,164	Retail Opportunity Investments Corp.	75,368
8,215	Retail Properties of America Inc., Class A Shares	103,427
585	Retail Value Inc.*	16,959
3,486	Rexford Industrial Realty Inc.	113,783
6,489	RLJ Lodging Trust	131,986
2,981	RPT Realty	42,599
1,670	Ryman Hospitality Properties Inc.	123,764
6,645	Sabra Health Care REIT Inc.	128,182
329	Safety Income & Growth Inc.	6,494
412	Saul Centers Inc.	21,692
4,395	SBA Communications Corp., Class A Shares*	750,710
2,380	Select Income REIT	45,934
8,953	Senior Housing Properties Trust	123,193
1,207	Seritage Growth Properties, Class A Shares(a)	45,794
5,727	SITE Centers Corp.	71,244
1,563	Spirit MTA REIT	15,208
16,086	Spirit Realty Capital Inc.	119,358
3,954	STAG Industrial Inc.	105,928
7,040	STORE Capital Corp.	210,918
3,866	Summit Hotel Properties Inc.	43,106
3,132	Sun Communities Inc.	326,041
8,413	Sunstone Hotel Investors Inc.	128,382
3,428	Tanger Factory Outlet Centers Inc.(a)	81,072
2,251	Taubman Centers Inc.	119,168
2,201	Terreno Realty Corp.	85,861
2,065	Tier REIT Inc.	48,610

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 5.9% - (continued)
Equity Real Estate Investment Trusts (REITs) - 5.0% - (continued)
1,243	UMH Properties Inc.	$16,196
27,783	Uniti Group Inc.	553,715
481	Universal Health Realty Income Trust	33,771
4,088	Urban Edge Properties	81,515
1,108	Urstadt Biddle Properties Inc., Class A Shares	22,803
36,418	VEREIT Inc.	278,598
15,015	VICI Properties Inc.(b)	326,877
6,985	Washington Prime Group Inc.	43,656
2,951	Washington Real Estate Investment Trust	79,559
4,472	Weingarten Realty Investors	129,062
1,564	Whitestone REIT, Class B Shares	22,021
3,950	WP Carey Inc.	267,613
4,350	Xenia Hotels & Resorts Inc.	88,392

	Total Equity Real Estate Investment Trusts (REITs)	22,944,578

Real Estate Management & Development - 0.9%
399	Altisource Portfolio Solutions SA*(a)	9,472
61,388	CBRE Group Inc., Class A Shares*	2,681,428
156	Consolidated-Tomoka Land Co.	9,051
1,746	Cushman & Wakefield PLC*	32,511
1,443	Essential Properties Realty Trust Inc.	20,418
355	Forestar Group Inc.*	5,694
258	FRP Holdings Inc.*	12,080
17,427	HFF Inc., Class A Shares	704,051
1,474	Howard Hughes Corp. (The)*	163,260
1,701	Jones Lang LaSalle Inc.	243,583
4,840	Kennedy-Wilson Holdings Inc.	94,816
735	Marcus & Millichap Inc.*	26,820
322	Maui Land & Pineapple Co., Inc.*	3,713
867	Newmark Group Inc., Class A Shares	7,283
667	RE/MAX Holdings Inc., Class A Shares	21,991
4,758	Realogy Holdings Corp.(a)	91,639
2,762	Redfin Corp.*	46,844
269	RMR Group Inc. (The), Class A Shares	17,388
1,486	St Joe Co. (The)*	22,290
159	Stratus Properties Inc.*	4,318
798	Tejon Ranch Co.*	14,420
24	Transcontinental Realty Investors Inc.	866
497	Trinity Place Holdings Inc.*	2,450

	Total Real Estate Management & Development	4,236,386

	TOTAL REAL ESTATE	27,180,964

UTILITIES - 1.8%
Electric Utilities - 0.5%
1,957	ALLETE Inc.	159,261
8,596	Alliant Energy Corp.	390,172
1,511	El Paso Electric Co.	83,634
4,030	Hawaiian Electric Industries Inc.	154,429
1,895	IDACORP Inc.	186,165
1,306	MGE Energy Inc.	86,313
7,443	OGE Energy Corp.	294,892
1,478	Otter Tail Corp.	72,304
4,166	Pinnacle West Capital Corp.	372,274
2,969	PNM Resources Inc.	128,320
3,379	Portland General Electric Co.	162,699
502	Spark Energy Inc., Class A Shares(a)	4,563

	Total Electric Utilities	2,095,026

Gas Utilities - 0.4%
4,025	Atmos Energy Corp.	385,072
597	Chesapeake Utilities Corp.	51,366
2,995	National Fuel Gas Co.	161,281
3,250	New Jersey Resources Corp.	157,722

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 1.8% - (continued)
Gas Utilities - 0.4% - (continued)
1,071	Northwest Natural Holding Co.	$71,039
1,942	ONE Gas Inc.	165,245
278	RGC Resources Inc.	7,670
3,248	South Jersey Industries Inc.	101,337
1,800	Southwest Gas Holdings Inc.	141,786
1,871	Spire Inc.	147,641
6,442	UGI Corp.	370,093

	Total Gas Utilities	1,760,252

Independent Power and Renewable Electricity Producers - 0.6%
165,580	Atlantic Power Corp.*	362,620
1,443	Clearway Energy Inc., Class A Shares	26,017
2,617	Clearway Energy Inc., Class C Shares	47,786
11,350	NRG Energy Inc.	436,181
12,684	Ormat Technologies Inc.	711,446
3,029	Pattern Energy Group Inc., Class A Shares	62,670
2,745	TerraForm Power Inc., Class A Shares	31,568
42,651	Vistra Energy Corp.*	1,001,445

	Total Independent Power and Renewable Electricity Producers	2,679,733

Multi-Utilities - 0.2%
2,441	Avista Corp.	126,981
1,976	Black Hills Corp.	130,831
7,272	MDU Resources Group Inc.	192,490
1,849	NorthWestern Corp.	118,262
5,345	SCANA Corp.	249,398
583	Unitil Corp.	29,558
3,142	Vectren Corp.	225,627

	Total Multi-Utilities	1,073,147

Water Utilities - 0.1%
1,370	American States Water Co.	91,900
6,728	Aqua America Inc.	230,703
400	AquaVenture Holdings Ltd.*	7,512
311	Artesian Resources Corp., Class A Shares	11,308
958	Cadiz Inc.*(a)	10,375
1,796	California Water Service Group	82,113
446	Connecticut Water Service Inc.	31,033
557	Consolidated Water Co., Ltd.	6,901
370	Global Water Resources Inc.	3,763
597	Middlesex Water Co.	30,948
592	Pure Cycle Corp.*	6,216
645	SJW Group	36,146
533	York Water Co. (The)	17,653

	Total Water Utilities	566,571

	TOTAL UTILITIES	8,174,729

	TOTAL COMMON STOCKS (Cost - $347,498,525)	434,788,608

CLOSED END MUTUAL FUND SECURITY - 3.7%
FINANCIALS - 3.7%
Capital Markets - 3.7%
139,400	iShares Russell 2000 Value, Common Class (Cost - $16,349,018)	17,154,564

CONVERTIBLE PREFERRED STOCK - 0.1%
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
4,500	Vistra Energy Corp., 7.000% due 7/1/19 (Cost - $429,353)	423,675

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units		Security	Value
RIGHTS - 0.0%
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
392		Pulse Biosciences Inc.*(a) (c)	$—
Biotechnology - 0.0%
17		XOMA Corp.*(a) (c)	34
		TOTAL RIGHTS (Cost - $0)	34

Face Amount†		Rating††
CORPORATE BOND & NOTE - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
$ 353,000	NR	Maxwell Technologies Inc., Senior Unsecured Notes, 5.500% due 9/15/22(d) (Cost - $353,000)	288,735

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $364,629,896)	452,655,616

SHORT-TERM INVESTMENTS (e) - 3.3%
MONEY MARKET FUND - 1.2%
5,435,200		Invesco STIT - Government & Agency Portfolio, 2.082%, Institutional Class(f) (Cost - $5,435,200)	5,435,200

TIME DEPOSITS - 2.1%
1,239,023		ANZ National Bank - London, 1.540% due 12/3/18	1,239,023
3,131,460		Banco Santander SA - Frankfurt, 1.540% due 12/3/18	3,131,460
8,452	CAD	BBH - Grand Cayman, 0.830% due 12/3/18	6,360
5,561,643		JPMorgan Chase & Co. - New York, 1.540% due 12/3/18	5,561,643

		TOTAL TIME DEPOSITS (Cost - $9,938,486)	9,938,486

		TOTAL SHORT-TERM INVESTMENTS (Cost - $15,373,686)	15,373,686

		TOTAL INVESTMENTS - 101.2% (Cost - $380,003,582)	468,029,302

		Liabilities in Excess of Other Assets - (1.2)%	(5,682,404)

		TOTAL NET ASSETS - 100.0%	$462,346,898

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Illiquid security.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2018, amounts to approximately $288,735 and represents 0.1% of net assets.

(e)	Inclusive of all short-term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.1%.
(f)	Represents investment of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At November 30, 2018, for Small-Mid Cap Equity the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Small-Mid Cap Equity Fund	$380,003,582	$110,367,240	$(22,433,825)	$87,933,415

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	18.6%
Industrials	18.2
Health Care	15.1
Financials	14.8
Consumer Discretionary	11.0
Real Estate	5.8
Materials	5.1
Energy	2.9
Communication Services	1.9
Utilities	1.8
Consumer Staples	1.5
Short-Term Investments	3.3

100%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

At November 30, 2018, Small-Mid Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
Russell 2000 E-mini Index December Futures	19	12/18	$1,502,929	$1,457,870	$(45,059)
NASDAQ 100 E-mini Index December Futures	1	12/18	151,469	138,990	(12,479)
S&P MidCap 400 E-mini Index December Futures	6	12/18	1,162,467	1,127,700	(34,767)

					$(92,305)

At November 30, 2018, Small-Mid Cap Equity Fund had deposited cash of $121,996 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:

CAD	—	Canadian Dollar

See pages 240-242 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 95.3%
Argentina - 0.1%
9,684	Globant SA*	$567,967
94,884	YPF SA, ADR*	1,420,413

	Total Argentina	1,988,380

Australia - 3.1%
18,835	AGL Energy Ltd.	259,010
65,547	Alumina Ltd.	106,880
32,718	Amcor Ltd.	321,802
82,205	AMP Ltd.	146,434
35,139	APA Group	226,628
16,410	Aristocrat Leisure Ltd.	283,908
5,759	ASX Ltd.	254,779
5,350	Atlassian Corp. PLC, Class A Shares*	459,779
58,337	Aurizon Holdings Ltd.	180,192
46,200	AusNet Services	52,290
83,892	Australia & New Zealand Banking Group Ltd.	1,648,457
12,033	Bank of Queensland Ltd.	87,355
1,264,018	Beach Energy Ltd.	1,407,290
14,099	Bendigo & Adelaide Bank Ltd.	110,254
93,092	BHP Billiton Ltd.	2,068,941
324,432	BHP Group PLC	6,237,286
16,005	BlueScope Steel Ltd.	132,394
33,967	Boral Ltd.	127,145
351,697	Brambles Ltd.	2,648,615
7,733	Caltex Australia Ltd.	155,932
16,295	Challenger Ltd.	113,938
259,944	Charter Hall Group, REIT	1,331,991
2,903	CIMIC Group Ltd.	86,617
14,690	Coca-Cola Amatil Ltd.	92,789
1,621	Cochlear Ltd.	201,886
33,078	Coles Group Ltd.*	283,148
51,010	Commonwealth Bank of Australia	2,661,098
13,377	Computershare Ltd.	178,251
11,695	Crown Resorts Ltd.	100,339
53,280	CSL Ltd.	6,939,035
262,422	CSR Ltd.	579,213
29,128	Dexus, REIT	223,041
1,959	Domino’s Pizza Enterprises Ltd.	66,061
127,359	Downer EDI Ltd.	586,280
1,756	Flight Centre Travel Group Ltd.	62,932
45,879	Fortescue Metals Group Ltd.	134,183
46,976	Goodman Group, REIT	352,834
51,222	GPT Group (The), REIT	197,564
19,889	Harvey Norman Holdings Ltd.	45,963
51,970	Incitec Pivot Ltd.	143,531
66,976	Insurance Australia Group Ltd.	357,592
15,778	LendLease Group	146,391
9,352	Macquarie Group Ltd.	787,161
79,155	Medibank Pvt Ltd.	140,632
347,767	Metcash Ltd.	707,467
106,219	Mirvac Group, REIT	170,544
79,171	National Australia Bank Ltd.	1,428,537
23,035	Newcrest Mining Ltd.	349,901
175,056	Northern Star Resources Ltd.	1,023,119
38,403	Oil Search Ltd.	206,338
11,271	Orica Ltd.	144,878
51,682	Origin Energy Ltd.*	244,864
75,850	OZ Minerals Ltd.	480,279

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Australia - 3.1% - (continued)
73,410	Pendal Group Ltd.	$454,044
38,296	QBE Insurance Group Ltd.	317,754
3,984	Ramsay Health Care Ltd.	158,525
1,573	REA Group Ltd.	87,860
50,055	Santos Ltd.	202,813
154,326	Scentre Group, REIT	440,444
9,418	SEEK Ltd.	127,687
52,356	Seven Group Holdings Ltd.	609,433
11,478	Sonic Healthcare Ltd.	191,971
145,927	South32 Ltd.	332,808
147,362	Star Entertainment Grp Ltd. (The)	474,086
68,571	Stockland, REIT	182,799
38,477	Suncorp Group Ltd.	376,161
28,742	Sydney Airport	143,016
55,287	Tabcorp Holdings Ltd.	174,131
120,399	Telstra Corp., Ltd.	258,235
12,003	TPG Telecom Ltd.	63,239
76,417	Transurban Group	636,762
21,409	Treasury Wine Estates Ltd.	223,153
94,984	Vicinity Centres, REIT	185,615
3,114	Washington H Soul Pattinson & Co., Ltd.*	59,685
33,078	Wesfarmers Ltd.	764,826
99,227	Westpac Banking Corp.	1,888,784
27,130	Woodside Petroleum Ltd.	617,887
37,779	Woolworths Group Ltd.	800,895
9,283	WorleyParsons Ltd.*	89,574

	Total Australia	47,345,955

Austria - 0.3%
55,759	ams AG	1,560,683
2,051	ANDRITZ AG	98,716
76,441	Erste Group Bank AG	3,017,524
4,254	OMV AG	215,776
4,487	Raiffeisen Bank International AG	132,557
1,969	Verbund AG*	80,522
3,219	Voestalpine AG	107,093

	Total Austria	5,212,871

Belgium - 0.6%
63,362	Ageas	3,060,365
22,185	Anheuser-Busch InBev SA/NV	1,707,698
1,893	Colruyt SA	120,997
2,360	Groupe Bruxelles Lambert SA	212,552
7,234	KBC Group NV	520,661
4,353	Proximus SADP	120,504
2,148	Solvay SA	232,425
1,499	Telenet Group Holding NV	74,394
3,681	UCB SA	309,560
40,771	Umicore SA	1,770,417
7,455	Warehouses de Pauw CVA, REIT	979,297

	Total Belgium	9,108,870

Brazil - 0.1%
194,402	B3 SA - Brasil Bolsa Balcao	1,417,708
41,751	Petróleo Brasileiro SA, ADR	607,895

	Total Brazil	2,025,603

Canada - 3.1%
30,463	Air Canada, Class B Shares*	664,831
64,072	Alimentation Couche-Tard Inc., Class B Shares	3,362,237
55,528	ARC Resources Ltd.	380,271
6,848	Badger Daylighting Ltd.	164,243
179,854	Barrick Gold Corp.	2,291,487
18,754	BRP Inc.	668,132
61,867	Cameco Corp.(a)	734,980

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Canada - 3.1% - (continued)
24,306	Canada Goose Holdings Inc.*(a)	$1,637,009
21,553	Canadian Apartment Properties, REIT	758,442
7,440	Canadian Imperial Bank of Commerce	624,293
11,362	Canadian Pacific Railway Ltd.	2,402,796
21,296	Canadian Western Bank	462,204
32,254	Capital Power Corp.	662,168
69,877	CCL Industries Inc., Class B Shares	2,898,044
68,506	Dollarama Inc.	1,810,604
558,517	Encana Corp.	3,761,836
42,306	Enerflex Ltd.	519,274
180,891	Entertainment One Ltd.	848,404
138,257	Gildan Activewear Inc., Class A Shares	4,541,630
241,806	Gran Tierra Energy Inc.*	644,185
116,725	IAMGOLD Corp.*	354,005
335,801	Kinross Gold Corp.*	910,021
35,328	Kirkland Lake Gold Ltd.	732,189
417,138	Manulife Financial Corp.	6,896,841
7,399	NFI Group Inc.	210,477
41,070	Nutrien Ltd.	2,115,315
72,823	Parex Resources Inc.*	899,327
81,390	Saputo Inc.	2,529,043
24,810	Sierra Wireless Inc.*(a)	398,449
297,637	Tamarack Valley Energy Ltd.*	490,537
26,143	TFI International Inc.	868,613
37,373	Tourmaline Oil Corp.	517,507
69,092	Tricon Capital Group Inc.	533,997

	Total Canada	47,293,391

Chile - 0.1%
176,434	Antofagasta PLC	1,802,184

China - 1.8%
27,450	Alibaba Group Holding Ltd., ADR*	4,415,607
47,386	Baidu Inc., ADR*	8,921,836
943	BeiGene Ltd., ADR*	144,571
292,600	China Pacific Insurance Group Co., Ltd., Class H Shares(b)	1,039,407
6,632,969	China Telecom Corp., Ltd., Class H Shares(b)	3,595,010
2,907,220	Dongfeng Motor Group Co., Ltd., Class H Shares(b)	2,817,321
67,635	iQIYI Inc., ADR*(a)	1,373,667
70,472	JD.com Inc., ADR*	1,496,121
132,682	Meituan Dianping, Class B Shares*(a)	895,069
22,000	Minth Group Ltd.	74,218
65,000	Tencent Holdings Ltd.	2,607,210
59,800	Yangzijiang Shipbuilding Holdings Ltd.	54,332

	Total China	27,434,369

Denmark - 1.6%
108	AP Moller - Maersk AS, Class A Shares	142,911
3,514	AP Moller - Maersk AS, Class B Shares	5,002,224
3,143	Carlsberg AS, Class B Shares	348,133
2,791	Chr Hansen Holding AS	252,074
3,353	Coloplast AS, Class B Shares	319,810
21,152	Danske Bank AS	422,367
12,864	Dfds AS	483,335
5,449	DSV AS	417,067
1,789	Genmab AS*	271,926
16,870	GN Store Nord AS	592,368
1,947	H. Lundbeck AS	80,238
4,931	ISS AS	159,903
144,251	Novo Nordisk AS, Class B Shares	6,723,891
48,815	Novozymes AS, Class B Shares	2,273,985
5,320	Orsted AS(c)	346,788
3,331	Pandora AS	179,966
16,089	Royal Unibrew AS	1,165,415

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Denmark - 1.6% - (continued)
3,618	Tryg AS	$90,233
40,453	Vestas Wind Systems AS	3,030,315
70,584	William Demant Holding AS*	2,061,911

	Total Denmark	24,364,860

Finland - 0.8%
36,656	Cramo OYJ	682,409
27,558	DNA OYJ	509,389
4,123	Elisa OYJ	165,388
12,901	Fortum OYJ	269,045
9,919	Kone OYJ, Class B Shares	491,580
66,930	Metsa Board OYJ	465,205
3,123	Metso OYJ	89,311
3,767	Neste OYJ	294,746
1,123,705	Nokia OYJ	6,200,558
3,106	Nokian Renkaat OYJ	99,462
87,537	Nordea Bank Abp	776,891
2,965	Orion OYJ, Class B Shares	99,288
12,850	Sampo OYJ, Class A Shares	573,898
15,744	Stora Enso OYJ, Class R Shares	200,770
14,418	Tieto OYJ	416,926
15,642	UPM-Kymmene OYJ	416,992
39,050	Valmet OYJ	840,794
12,936	Wartsila OYJ Abp	210,845

	Total Finland	12,803,497

France - 8.6%
5,451	Accor SA	242,048
879	Aeroports de Paris	170,945
303,289	Air France-KLM*	3,507,819
12,474	Air Liquide SA	1,508,412
46,629	Airbus SE	5,020,858
55,044	Alstom SA	2,416,465
10,785	Alten SA	981,645
26,435	Amundi SA(c)	1,515,296
14,486	Arkema SA	1,375,501
29,262	Atos SE	2,494,498
56,255	AXA SA	1,371,261
1,175	BioMerieux	83,025
199,413	BNP Paribas SA	10,044,231
26,564	Bollore SA	116,699
6,496	Bouygues SA	249,936
7,464	Bureau Veritas SA	165,352
4,649	Capgemini SE	542,795
16,552	Carrefour SA	298,446
1,569	Casino Guichard Perrachon SA(a)	70,937
124,252	Cie de Saint-Gobain	4,607,221
5,035	Cie Générale des Établissements Michelin SCA	527,276
4,576	CNP Assurances	105,009
1,092	Covivio, REIT	106,581
32,288	Credit Agricole SA	401,200
17,848	Danone SA	1,335,890
74	Dassault Aviation SA	113,137
19,121	Dassault Systemes SE	2,304,364
96,155	Edenred	3,678,107
15,741	Eiffage SA	1,502,028
17,307	Electricite de France SA	285,188
354,692	Engie SA	5,003,453
44,366	EssilorLuxottica SA	5,635,934
1,337	Eurazeo SE	100,326
4,823	Eutelsat Communications SA	102,996
14,891	Faurecia SA	584,168
1,293	Gecina SA, REIT	181,276

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France - 8.6% - (continued)
13,406	Getlink SE	$174,324
7,759	Hermes International	4,215,782
1,032	ICADE, REIT	81,822
699	Iliad SA	94,624
1,052	Imerys SA	56,483
1,732	Ingenico Group SA	125,217
6,464	Ipsen SA	833,896
2,086	JCDecaux SA	70,895
2,212	Kering SA	968,877
5,643	Klepierre SA, REIT	185,283
52,047	Legrand SA	3,188,727
7,328	L’Oréal SA	1,732,410
18,440	LVMH Moët Hennessy Louis Vuitton SE	5,307,163
26,511	Natixis SA	147,152
17,770	Nexity SA	873,353
57,560	Orange SA	989,910
22,979	Pernod Ricard SA	3,675,963
16,825	Peugeot SA	369,899
5,993	Publicis Groupe SA	355,451
647	Remy Cointreau SA	74,972
16,151	Renault SA	1,135,701
184,830	Rexel SA	2,218,091
10,098	Rubis SCA	545,906
9,737	Safran SA	1,221,767
32,582	Sanofi	2,949,114
799	Sartorius Stedim Biotech	80,874
64,894	Schneider Electric SE	4,725,913
18,037	SCOR SE	867,322
16,725	Seb Prime de Fidelite*(d)(e)	2,397,303
7,389	SEB SA	1,063,994
795	Societe BIC SA	85,410
106,584	Societe Generale SA	3,925,497
2,646	Sodexo SA	274,085
7,369	SOITEC*	452,722
11,077	Suez	164,967
13,807	Teleperformance	2,292,342
59,976	Television Francaise 1	577,113
3,144	Thales SA	386,918
288,987	TOTAL SA	16,088,778
8,894	Ubisoft Entertainment SA*	728,440
3,081	Unibail-Rodamco-Westfield	530,164
1,013	Unibail-Rodamco-Westfield*	174,148
81,944	Valeo SA	2,353,357
15,380	Veolia Environnement SA	328,570
14,652	Vinci SA	1,282,897
120,311	Vivendi SA	3,003,821
833	Wendel SA	101,246
9,549	Worldline SA*(c)	510,601

	Total France	132,739,587

Germany - 7.4%
1,485	1&1 Drillisch AG	74,542
11,904	Aareal Bank AG	390,472
18,865	adidas AG	4,161,269
12,474	Allianz SE, Class Registered Shares	2,634,781
46,266	alstria office REIT-AG	644,943
1,353	Axel Springer SE	86,281
156,168	BASF SE	11,376,517
59,461	Bayer AG, Class Registered Shares	4,343,195
72,743	Bayerische Motoren Werke AG	5,947,605
9,129	Bechtle AG	730,450
23,193	Beiersdorf AG	2,480,876

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Germany - 7.4% - (continued)
17,415	Brenntag AG	$805,182
14,585	Carl Zeiss Meditec AG	1,007,152
138,230	CECONOMY AG	644,357
29,614	Commerzbank AG*	255,086
38,139	Continental AG	5,708,714
5,652	Covestro AG(c)	325,162
26,358	Daimler AG, Class Registered Shares	1,482,953
2,922	Delivery Hero SE*(c)	107,231
56,911	Deutsche Bank AG, Class Registered Shares	519,745
5,594	Deutsche Boerse AG	715,053
7,266	Deutsche Lufthansa AG, Class Registered Shares	176,679
149,907	Deutsche Post AG, Class Registered Shares	4,767,709
96,609	Deutsche Telekom AG, Class Registered Shares	1,694,223
47,698	Deutsche Wohnen SE	2,287,270
15,947	Duerr AG	592,494
294,677	E.ON SE	3,008,448
4,800	Evonik Industries AG	128,949
1,138	Fraport AG Frankfurt Airport Services Worldwide	83,686
6,252	Fresenius Medical Care AG & Co. KGaA	508,461
11,944	Fresenius SE & Co. KGaA	678,034
5,101	GEA Group AG	137,753
6,899	Gerresheimer AG	491,366
1,698	Hannover Rueck SE	235,917
22,704	HeidelbergCement AG	1,508,793
3,124	Henkel AG & Co. KGaA	321,747
550	Hochtief AG	78,046
9,893	HUGO BOSS AG	683,044
434,196	Infineon Technologies AG	9,097,536
3,754	Innogy SE*	157,504
2,082	KION Group AG	116,660
19,759	Knorr-Bremse AG*	1,845,395
8,245	Koenig & Bauer AG	381,033
2,565	Lanxess AG	140,708
3,797	Merck KGaA	418,744
139,249	METRO AG	2,137,290
1,528	MTU Aero Engines AG	317,909
4,334	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	940,409
2,822	OSRAM Licht AG	129,238
6,573	ProSiebenSat.1 Media SE	133,378
224	Puma SE	112,379
6,635	Rheinmetall AG	614,653
101,106	RWE AG	2,186,131
38,117	SAF-Holland SA	556,405
17,716	Salzgitter AG	568,492
149,763	SAP SE	15,405,817
83,329	Scout24 AG(c)	3,472,545
22,174	Siemens AG, Class Registered Shares	2,568,451
73,278	Siemens Healthineers AG*(c)	3,172,761
4,307	Siltronic AG	387,922
3,567	Symrise AG	287,806
58,516	TAG Immobilien AG	1,400,944
21,161	Telefonica Deutschland Holding AG	85,891
12,436	ThyssenKrupp AG	232,712
12,737	TUI AG	181,482
5,956	Uniper SE	153,132
54,269	United Internet AG, Class Registered Shares	2,443,353
951	Volkswagen AG	157,073
14,245	Vonovia SE	689,321
3,446	Wirecard AG	521,104
3,221	Zalando SE*(c)	99,927

	Total Germany	112,938,290

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Hong Kong - 3.1%
973,600	AIA Group Ltd.	$7,985,614
7,800	ASM Pacific Technology Ltd.	80,013
37,200	Bank of East Asia Ltd. (The)	125,596
702,000	BOC Hong Kong Holdings Ltd.	2,745,300
403,000	China Mengniu Dairy Co., Ltd.	1,246,238
671,581	China Merchants Port Holdings Co., Ltd.	1,225,524
1,390,942	China Mobile Ltd.	13,866,010
3,204,307	China Unicom Hong Kong Ltd.	3,724,276
75,000	CK Asset Holdings Ltd.	541,767
80,000	CK Hutchison Holdings Ltd.	838,480
18,000	CK Infrastructure Holdings Ltd.	136,875
47,500	CLP Holdings Ltd.	523,596
9,100	Dairy Farm International Holdings Ltd.	80,143
68,000	Galaxy Entertainment Group Ltd.	420,306
27,000	Hang Lung Group Ltd.	74,881
57,000	Hang Lung Properties Ltd.	115,391
22,500	Hang Seng Bank Ltd.	520,824
38,540	Henderson Land Development Co., Ltd.	197,994
84,500	HK Electric Investments & HK Electric Investments Ltd.	80,998
103,000	HKT Trust & HKT Ltd.	149,103
267,710	Hong Kong & China Gas Co., Ltd.	539,904
34,299	Hong Kong Exchanges & Clearing Ltd.	1,004,523
33,100	Hongkong Land Holdings Ltd.	215,618
21,000	Hysan Development Co., Ltd.	100,376
6,200	Jardine Matheson Holdings Ltd.	410,605
75,480	Jardine Strategic Holdings Ltd.	2,912,864
18,500	Kerry Properties Ltd.	63,702
62,500	Link REIT	595,054
187,000	Luk Fook Holdings International Ltd.	546,442
6,941	Melco Resorts & Entertainment Ltd., ADR	125,424
45,500	MTR Corp., Ltd.	236,086
174,679	New World Development Co., Ltd.	234,831
45,750	NWS Holdings Ltd.	96,295
125,000	PCCW Ltd.	73,327
39,000	Power Assets Holdings Ltd.	264,165
38,000	Shangri-La Asia Ltd.	53,904
94,646	Sino Land Co., Ltd.	162,799
58,000	SJM Holdings Ltd.	52,251
46,000	Sun Hung Kai Properties Ltd.	657,220
16,000	Swire Pacific Ltd., Class A Shares	176,873
32,800	Swire Properties Ltd.	114,643
41,500	Techtronic Industries Co., Ltd.	224,489
705,000	Towngas China Co., Ltd.*	549,595
4,064,000	WH Group Ltd.(c)	2,965,485
36,000	Wharf Holdings Ltd. (The)	96,633
35,000	Wharf Real Estate Investment Co., Ltd.	211,106
24,000	Wheelock & Co., Ltd.	138,149
22,500	Yue Yuen Industrial Holdings Ltd.	65,422

	Total Hong Kong	47,566,714

India - 1.0%
236,890	Canara Bank*	872,464
66,583	HDFC Bank Ltd.	2,025,238
80,754	Hero MotoCorp Ltd.	3,543,204
507,353	ICICI Bank Ltd., ADR	5,159,780
712,915	NTPC Ltd.	1,420,228
253,283	Zee Entertainment Enterprises Ltd.	1,780,426

	Total India	14,801,340

Indonesia - 0.1%
695,300	Bank Central Asia Tbk PT	1,269,282

Ireland - 0.5%
3,664	AerCap Holdings NV*	193,716

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Ireland - 0.5% - (continued)
25,598	AIB Group PLC	$112,415
321,591	Bank of Ireland Group PLC	2,052,265
24,105	CRH PLC	666,235
76,684	Dalata Hotel Group PLC	404,693
2,879	DCC PLC	217,560
63,053	Grafton Group PLC	569,412
116,979	James Hardie Industries PLC, CDI	1,371,235
4,752	Kerry Group PLC, Class A Shares	491,261
4,338	Kingspan Group PLC	186,735
2,463	Paddy Power Betfair PLC	221,479
6,581	Smurfit Kappa Group PLC	177,851
91,350	UDG Healthcare PLC	780,068

	Total Ireland	7,444,925

Isle of Man - 0.0%
15,405	GVC Holdings PLC	145,619

Israel - 0.3%
1,230	Azrieli Group Ltd.	61,811
30,205	Bank Hapoalim BM	207,757
44,156	Bank Leumi Le-Israel BM	290,471
59,347	Bezeq The Israeli Telecommunication Corp., Ltd.	68,663
17,027	Check Point Software Technologies Ltd.*	1,903,789
671	Elbit Systems Ltd.	82,582
22,371	Israel Chemicals Ltd.	131,807
116,140	Israel Discount Bank, Class A Shares	402,220
3,160	Mizrahi Tefahot Bank Ltd.	57,507
1,757	Nice Ltd.*	204,088
28,205	Teva Pharmaceutical Industries Ltd., ADR*	607,536
1,258	Wix.com Ltd.*	118,478

	Total Israel	4,136,709

Italy - 2.4%
506,623	A2A SpA	852,696
76,428	Amplifon SpA	1,284,838
243,493	Assicurazioni Generali SpA	4,116,176
14,125	Atlantia SpA	290,148
393,745	BPER Banca	1,605,164
42,940	Brembo SpA	478,833
17,279	Davide Campari-Milano SpA	144,416
5,776	DiaSorin SpA	491,337
237,109	Enel SpA	1,286,527
363,765	Eni SpA	5,868,996
3,627	Ferrari NV	396,747
131,065	Infrastrutture Wireless Italiane SpA(c)	946,478
436,248	Intesa Sanpaolo SpA	1,012,248
8,628	Leonardo SpA	85,452
4,888	Luxottica Group SpA	285,071
18,466	Mediobanca Banca di Credito Finanziario SpA	163,304
5,284	Moncler SpA	172,784
10,807	Pirelli & C SpA*(c)	75,959
14,143	Poste Italiane SpA(c)	107,689
89,910	Prysmian SpA	1,647,011
2,836	Recordati SpA	91,424
505,472	Saipem SpA*	2,213,260
66,633	Snam SpA	292,113
38,414	Technogym SpA(c)	428,353
173,451	Telecom Italia SpA	97,935
324,593	Telecom Italia SpA*	211,387
41,196	Terna Rete Elettrica Nazionale SpA	230,389
963,271	UniCredit SpA	12,428,588

	Total Italy	37,305,323

Japan - 19.0%
1,100	ABC-Mart Inc.	61,833

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 19.0% - (continued)
8,800	Acom Co., Ltd.	$32,331
21,100	Advantest Corp.	452,860
17,900	Aeon Co., Ltd.	429,127
3,300	AEON Financial Service Co., Ltd.	63,965
2,500	Aeon Mall Co., Ltd.	44,956
5,400	AGC Inc.	183,410
165,200	Aiful Corp.*(a)	452,663
4,200	Air Water Inc.	68,035
4,600	Aisin Seiki Co., Ltd.	182,108
13,300	Ajinomoto Co., Inc.	229,967
5,200	Alfresa Holdings Corp.	138,999
5,500	Alps Electric Co., Ltd.	127,493
9,000	Amada Holdings Co., Ltd.	97,764
3,600	ANA Holdings Inc.	128,490
3,300	Aozora Bank Ltd.	108,512
10,500	Asahi Group Holdings Ltd.	439,797
18,700	Asahi Intecc Co., Ltd.	881,007
37,600	Asahi Kasei Corp.	412,056
4,700	Asics Corp.	67,716
54,500	Astellas Pharma Inc.	837,667
5,600	Bandai Namco Holdings Inc.	235,496
1,400	Bank of Kyoto Ltd. (The)	67,348
22,293	Benesse Holdings Inc.	661,915
51,100	Bic Camera Inc.	718,995
105,100	Bridgestone Corp.	4,261,987
6,200	Brother Industries Ltd.	103,732
2,300	Calbee Inc.	76,194
99,649	Canon Inc.	2,825,967
5,000	Casio Computer Co., Ltd.	69,775
4,200	Central Japan Railway Co.	865,576
18,000	Chiba Bank Ltd. (The)	118,244
89,496	Chiyoda Corp.(a)	253,901
17,600	Chubu Electric Power Co., Inc.	263,922
6,400	Chugai Pharmaceutical Co., Ltd.	438,368
8,000	Chugoku Electric Power Co., Inc. (The)	101,105
151,966	Citizen Watch Co., Ltd.	803,344
3,900	Coca-Cola Bottlers Japan Holdings Inc.	111,674
31,700	Concordia Financial Group Ltd.	148,973
4,600	Credit Saison Co., Ltd.	59,093
2,700	CyberAgent Inc.	123,265
7,900	Dai Nippon Printing Co., Ltd.	182,864
6,300	Daicel Corp.	70,493
14,900	Daifuku Co., Ltd.	762,722
187,533	Dai-ichi Life Holdings Inc.	3,271,366
16,400	Daiichi Sankyo Co., Ltd.	602,104
7,200	Daikin Industries Ltd.	800,723
40,300	Daikyonishikawa Corp.	408,107
2,100	Daito Trust Construction Co., Ltd.	274,522
16,700	Daiwa House Industry Co., Ltd.	526,385
49	Daiwa House REIT Investment Corp., Class A Shares	111,081
47,000	Daiwa Securities Group Inc.	260,483
84,798	DeNA Co., Ltd.	1,574,098
18,300	Denka Co., Ltd.	590,115
12,700	Denso Corp.	587,109
6,100	Dentsu Inc.	273,039
800	Disco Corp.	116,652
41,400	DMG Mori Co., Ltd.	579,965
3,400	Don Quijote Holdings Co., Ltd.	206,400
66,300	East Japan Railway Co.	6,028,335
32,208	Eisai Co., Ltd.	2,965,872
4,100	Electric Power Development Co., Ltd.	105,552

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 19.0% - (continued)
16,400	en-japan Inc.	$662,543
1,800	FamilyMart UNY Holdings Co., Ltd.	255,604
29,100	FANUC Corp.	5,016,497
1,700	Fast Retailing Co., Ltd.	884,300
3,200	Fuji Electric Co., Ltd.	100,511
44,256	Fuji Media Holdings Inc.	691,947
25,400	Fuji Oil Holdings Inc.	812,352
11,300	FUJIFILM Holdings Corp.	449,332
57,749	Fujitsu Ltd.	3,554,998
4,400	Fukuoka Financial Group Inc.	100,461
195,067	Gree Inc.	853,008
6,600	Hakuhodo DY Holdings Inc.	101,148
3,800	Hamamatsu Photonics KK	132,341
6,600	Hankyu Hanshin Holdings Inc.	223,877
600	Hikari Tsushin Inc.	95,736
7,200	Hino Motors Ltd.	73,586
945	Hirose Electric Co., Ltd.	99,742
1,800	Hisamitsu Pharmaceutical Co., Inc.	114,978
2,300	Hitachi Chemical Co., Ltd.	36,648
3,000	Hitachi Construction Machinery Co., Ltd.	82,863
2,000	Hitachi High-Technologies Corp.	71,346
143,000	Hitachi Ltd.	4,142,590
143,405	Hitachi Metals Ltd.	1,616,132
230,710	Honda Motor Co., Ltd.	6,511,307
11,000	Horiba Ltd.	516,129
1,700	Hoshizaki Corp.	132,012
62,800	Hoya Corp.	3,855,521
8,600	Hulic Co., Ltd.	78,650
70,855	Ibiden Co., Ltd.	986,610
3,700	Idemitsu Kosan Co., Ltd.	134,755
4,000	IHI Corp.	121,762
4,500	Iida Group Holdings Co., Ltd.	79,414
291,820	Inpex Corp.	3,102,970
9,300	Isetan Mitsukoshi Holdings Ltd.	107,585
15,900	Isuzu Motors Ltd.	226,553
41,000	ITOCHU Corp.	728,787
6,600	J Front Retailing Co., Ltd.	90,449
117,500	Japan Airlines Co., Ltd.	4,238,282
1,500	Japan Airport Terminal Co., Ltd.	58,282
15,200	Japan Exchange Group Inc.	274,102
961	Japan Hotel REIT Investment Corp., Class A Shares	668,890
11,500	Japan Post Bank Co., Ltd.	134,409
45,700	Japan Post Holdings Co., Ltd.	556,603
25	Japan Prime Realty Investment Corp., REIT	97,687
37	Japan Real Estate Investment Corp., REIT	204,474
71	Japan Retail Fund Investment Corp., REIT	136,266
31,800	Japan Tobacco Inc.	791,078
11,200	JCR Pharmaceuticals Co., Ltd.	573,322
15,200	JFE Holdings Inc.	268,207
117,389	JGC Corp.	1,716,160
169,064	JSR Corp.	2,722,636
6,300	JTEKT Corp.	80,217
94,350	JXTG Holdings Inc.	571,136
13,000	Kajima Corp.	180,086
4,100	Kakaku.com Inc.	82,578
2,500	Kamigumi Co., Ltd.	56,178
19,800	Kanamoto Co., Ltd.	586,069
1,200	Kaneka Corp.	44,934
20,700	Kansai Electric Power Co., Inc. (The)	310,774
5,700	Kansai Paint Co., Ltd.	106,916
14,500	Kao Corp.	1,068,537

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 19.0% - (continued)
3,800	Kawasaki Heavy Industries Ltd.	$88,546
386,200	KDDI Corp.	9,064,641
2,900	Keihan Holdings Co., Ltd.	121,110
36,900	Keihin Corp.	638,516
6,400	Keikyu Corp.	102,192
2,800	Keio Corp.	154,925
3,800	Keisei Electric Railway Co., Ltd.	123,269
111	Kenedix Realty Investment Corp., REIT, Class A Shares	728,619
15,100	Keyence Corp.	8,195,242
4,200	Kikkoman Corp.	244,969
5,200	Kintetsu Group Holdings Co., Ltd.	216,793
24,100	Kirin Holdings Co., Ltd.	565,872
1,300	Kobayashi Pharmaceutical Co., Ltd.	90,564
8,900	Kobe Steel Ltd.	73,239
63,100	Koito Manufacturing Co., Ltd.	3,385,718
26,700	Komatsu Ltd.	713,490
2,500	Konami Holdings Corp.	112,491
12,300	Konica Minolta Inc.	110,754
900	Kose Corp.	134,402
396,100	Kubota Corp.	6,765,437
9,100	Kuraray Co., Ltd.	141,431
3,000	Kurita Water Industries Ltd.	80,557
9,300	Kyocera Corp.	502,303
7,100	Kyowa Hakko Kirin Co., Ltd.	145,566
11,700	Kyushu Electric Power Co., Inc.	137,446
4,700	Kyushu Railway Co.	155,353
16,800	Lasertec Corp.	541,746
1,400	Lawson Inc.	91,667
2,000	LINE Corp.*(a)	70,947
6,300	Lion Corp.	124,279
7,700	LIXIL Group Corp.	99,878
12,200	M3 Inc.	198,568
57,300	Maeda Corp.	602,120
11,400	Makino Milling Machine Co., Ltd.	462,529
40,900	Makita Corp.	1,605,370
45,000	Marubeni Corp.	336,330
5,600	Marui Group Co., Ltd.	120,781
1,200	Maruichi Steel Tube Ltd.	35,651
21,600	Matsumotokiyoshi Holdings Co., Ltd.	806,704
16,000	Mazda Motor Corp.	170,673
2,000	McDonald’s Holdings Co. Japan Ltd.	89,692
21,610	Mebuki Financial Group Inc.	65,354
5,600	Medipal Holdings Corp.	128,830
3,400	MEIJI Holdings Co., Ltd.	267,507
11,100	MINEBEA MITSUMI Inc.	180,143
7,800	MISUMI Group Inc.	178,148
36,900	Mitsubishi Chemical Holdings Corp.	301,897
39,600	Mitsubishi Corp.	1,069,096
52,900	Mitsubishi Electric Corp.	698,826
33,700	Mitsubishi Estate Co., Ltd.	540,911
4,900	Mitsubishi Gas Chemical Co., Inc.	80,547
108,086	Mitsubishi Heavy Industries Ltd.	4,111,077
3,100	Mitsubishi Materials Corp.	87,257
18,200	Mitsubishi Motors Corp.	112,196
7,400	Mitsubishi Tanabe Pharma Corp.	113,641
342,500	Mitsubishi UFJ Financial Group Inc.	1,869,134
10,300	Mitsubishi UFJ Lease & Finance Co., Ltd.	56,174
48,000	Mitsui & Co., Ltd.	754,448
5,700	Mitsui Chemicals Inc.	145,525
25,900	Mitsui Fudosan Co., Ltd.	619,546
3,200	Mitsui OSK Lines Ltd.	75,249

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 19.0% - (continued)
3,153,887	Mizuho Financial Group Inc.	$5,234,578
3,600	MonotaRO Co., Ltd.	97,533
13,700	MS&AD Insurance Group Holdings Inc.	416,051
18,500	Murata Manufacturing Co., Ltd.	2,849,137
58,400	Nabtesco Corp.	1,617,506
5,100	Nagoya Railroad Co., Ltd.	127,907
7,400	NEC Corp.	229,575
65,000	NET One Systems Co., Ltd.	1,353,828
12,400	Nexon Co., Ltd.	146,615
7,000	NGK Insulators Ltd.	103,797
4,700	NGK Spark Plug Co., Ltd.	96,567
2,500	NH Foods Ltd.	92,776
30,500	Nidec Corp.	4,063,084
88,710	Nikon Corp.	1,392,506
14,200	Nintendo Co., Ltd.	4,334,015
154	Nippon Accommodations Fund Inc., REIT, Class A Shares	747,612
40	Nippon Building Fund Inc., REIT	249,163
2,600	Nippon Electric Glass Co., Ltd.	69,868
2,200	Nippon Express Co., Ltd.	132,581
4,300	Nippon Paint Holdings Co., Ltd.	152,489
52	Nippon Prologis REIT Inc.	107,725
22,500	Nippon Steel & Sumitomo Metal Corp.	411,878
111,000	Nippon Suisan Kaisha Ltd.	671,099
108,100	Nippon Telegraph & Telephone Corp.	4,457,339
81,499	Nippon Television Holdings Inc.	1,275,980
4,500	Nippon Yusen KK	76,401
3,800	Nissan Chemical Corp.	206,409
68,300	Nissan Motor Co., Ltd.	600,412
5,600	Nisshin Seifun Group Inc.	117,674
1,700	Nissin Foods Holdings Co., Ltd.	109,789
21,700	Nitori Holdings Co., Ltd.	2,908,803
4,700	Nitto Denko Corp.	257,160
101,700	Nomura Holdings Inc.	456,023
3,600	Nomura Real Estate Holdings Inc.	71,147
113	Nomura Real Estate Master Fund Inc., REIT	151,083
3,460	Nomura Research Institute Ltd.	152,660
193,200	North Pacific Bank Ltd.	560,025
9,400	NSK Ltd.	88,368
17,800	NTT Data Corp.	207,013
38,400	NTT DOCOMO Inc.	889,290
18,300	Obayashi Corp.	182,645
1,900	Obic Co., Ltd.	164,356
8,700	Odakyu Electric Railway Co., Ltd.	195,148
26,000	Oji Holdings Corp.	152,197
10,200	OKUMA Corp.	507,753
8,400	Olympus Corp.	236,637
5,600	Omron Corp.	246,427
11,000	Ono Pharmaceutical Co., Ltd.	266,281
11,900	Open House Co., Ltd.	423,577
1,100	Oracle Corp. Japan	71,478
5,900	Oriental Land Co., Ltd.	587,473
167,500	ORIX Corp.	2,712,612
10,800	Osaka Gas Co., Ltd.	196,874
3,000	Otsuka Corp.	101,045
11,300	Otsuka Holdings Co., Ltd.	551,435
22,300	PALTAC Corp.	1,194,573
65,500	Panasonic Corp.	672,024
3,200	Park24 Co., Ltd.	86,455
107,800	Penta-Ocean Construction Co., Ltd.	680,562
5,000	Persol Holdings Co., Ltd.	93,736
3,300	Pigeon Corp.	135,925

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 19.0% - (continued)
2,700	Pola Orbis Holdings Inc.	$76,312
23,200	Rakuten Inc.	186,826
129,900	Recruit Holdings Co., Ltd.	3,577,613
23,500	Renesas Electronics Corp.*	111,713
67,700	Rengo Co., Ltd.	574,603
60,200	Resona Holdings Inc.	319,449
18,600	Ricoh Co., Ltd.	180,592
1,100	Rinnai Corp.	78,936
2,700	Rohm Co., Ltd.	187,929
22,900	Rohto Pharmaceutical Co., Ltd.	723,902
53,300	Round One Corp.	591,700
21,000	Ryobi Ltd.	573,297
700	Ryohin Keikaku Co., Ltd.	189,313
8,619	Sankyo Co., Ltd.	344,910
12,600	Sankyu Inc.	590,916
128,300	Santen Pharmaceutical Co., Ltd.	2,196,360
62,700	Sanwa Holdings Corp.	764,772
6,300	SBI Holdings Inc.	142,985
6,200	Secom Co., Ltd.	524,733
5,200	Sega Sammy Holdings Inc.	73,774
6,400	Seibu Holdings Inc.	118,369
8,100	Seiko Epson Corp.	128,744
51,100	Seino Holdings Co., Ltd.	758,621
168,700	Sekisui Chemical Co., Ltd.	2,737,845
18,000	Sekisui House Ltd.	271,348
22,300	Seven & i Holdings Co., Ltd.	973,332
17,500	Seven Bank Ltd.	54,290
2,600	SG Holdings Co., Ltd.	63,883
4,900	Sharp Corp.(a)	72,701
29,400	Shiga Bank Ltd. (The)	738,114
6,800	Shimadzu Corp.	159,149
23,266	Shimamura Co., Ltd.	1,981,040
2,100	Shimano Inc.	307,605
16,900	Shimizu Corp.	145,097
10,500	Shin-Etsu Chemical Co., Ltd.	937,599
3,800	Shinsei Bank Ltd.	52,203
8,200	Shionogi & Co., Ltd.	542,796
17,800	Ship Healthcare Holdings Inc.	672,141
11,000	Shiseido Co., Ltd.	700,809
11,900	Shizuoka Bank Ltd. (The)	106,838
3,900	Showa Denko KK	156,344
5,700	Showa Shell Sekiyu KK	88,413
11,300	SMC Corp.	3,831,048
23,900	SoftBank Group Corp.	2,005,915
2,000	Sohgo Security Services Co., Ltd.	94,142
108,300	Sompo Holdings Inc.	4,187,885
36,800	Sony Corp.	1,948,340
5,000	Sony Financial Holdings Inc.	104,944
3,900	Stanley Electric Co., Ltd.	113,564
23,400	Starts Corp., Inc.	547,168
122,400	Subaru Corp.	2,722,414
7,000	SUMCO Corp.	107,313
16,000	Sumitomo Bakelite Co., Ltd.	581,405
43,000	Sumitomo Chemical Co., Ltd.	233,374
31,900	Sumitomo Corp.	490,384
4,700	Sumitomo Dainippon Pharma Co., Ltd.	153,995
21,500	Sumitomo Electric Industries Ltd.	301,912
50,700	Sumitomo Forestry Co., Ltd.	748,844
3,000	Sumitomo Heavy Industries Ltd.	99,515
6,800	Sumitomo Metal Mining Co., Ltd.	198,172
254,935	Sumitomo Mitsui Financial Group Inc.	9,361,982

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 19.0% - (continued)
88,711	Sumitomo Mitsui Trust Holdings Inc.	$3,559,879
10,000	Sumitomo Realty & Development Co., Ltd.	370,908
5,000	Sumitomo Rubber Industries Ltd.	66,871
2,400	Sundrug Co., Ltd.	81,344
3,600	Suntory Beverage & Food Ltd.	151,061
9,300	Sushiro Global Holdings Ltd.	509,891
2,200	Suzuken Co., Ltd.	118,500
41,000	Suzuki Motor Corp.	2,042,775
4,700	Sysmex Corp.	250,861
270,695	T&D Holdings Inc.	3,850,466
3,300	Taiheiyo Cement Corp.	111,648
6,000	Taisei Corp.	263,978
1,000	Taisho Pharmaceutical Holdings Co., Ltd.	115,595
3,800	Taiyo Nippon Sanso Corp.	64,048
40,500	Taiyo Yuden Co., Ltd.	777,009
36,300	Takasago Thermal Engineering Co., Ltd.	651,852
3,500	Takashimaya Co., Ltd.	50,910
309,540	Takeda Pharmaceutical Co., Ltd.(a)	11,681,301
3,700	TDK Corp.	295,082
5,200	Teijin Ltd.	89,849
51,500	Terumo Corp.	3,033,282
3,200	THK Co., Ltd.	73,332
27,800	TIS Inc.	1,291,868
5,700	Tobu Railway Co., Ltd.	163,301
78,000	Toda Corp.	525,517
3,200	Toho Co., Ltd.	111,413
1,800	Toho Gas Co., Ltd.	72,793
12,100	Tohoku Electric Power Co., Inc.	158,206
45,100	Tokai Carbon Co., Ltd.	626,234
19,900	Tokio Marine Holdings Inc.	983,423
1,200	Tokyo Century Corp.	57,357
40,900	Tokyo Electric Power Co. Holdings Inc.*	248,283
4,500	Tokyo Electron Ltd.	629,405
11,300	Tokyo Gas Co., Ltd.	291,162
86,200	Tokyo Steel Manufacturing Co., Ltd.	745,940
14,400	Tokyu Corp.	250,700
14,500	Tokyu Fudosan Holdings Corp.	81,699
7,000	Toppan Printing Co., Ltd.	112,820
40,100	Toray Industries Inc.	314,749
19,200	Toshiba Corp.*	595,454
7,700	Tosoh Corp.	108,630
4,000	TOTO Ltd.	155,021
4,600	Toyo Seikan Group Holdings Ltd.	104,835
2,500	Toyo Suisan Kaisha Ltd.	85,683
1,400	Toyoda Gosei Co., Ltd.	26,952
4,100	Toyota Industries Corp.	210,238
144,100	Toyota Motor Corp.	8,674,088
6,200	Toyota Tsusho Corp.	214,132
3,500	Trend Micro Inc.	200,749
1,000	Tsuruha Holdings Inc.	98,745
11,500	Unicharm Corp.	360,308
84	United Urban Investment Corp., REIT	133,734
5,900	USS Co., Ltd.	104,775
21,800	UT Group Co., Ltd.*	506,298
18,900	Valor Holdings Co., Ltd.	487,570
1,400	Welcia Holdings Co., Ltd.*	70,925
4,900	West Japan Railway Co.	341,446
1,263,013	Yahoo Japan Corp.	3,616,557
3,200	Yakult Honsha Co., Ltd.	241,057
17,300	Yamada Denki Co., Ltd.(a)	83,703
6,000	Yamaguchi Financial Group Inc.	62,195

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 19.0% - (continued)
4,300	Yamaha Corp.	$185,260
7,900	Yamaha Motor Co., Ltd.	162,524
30,400	YA-MAN Ltd.	506,219
9,000	Yamato Holdings Co., Ltd.	237,946
21,700	Yamato Kogyo Co., Ltd.	567,924
4,000	Yamazaki Baking Co., Ltd.	83,982
7,200	Yaskawa Electric Corp.	224,833
6,300	Yokogawa Electric Corp.	115,787
3,500	Yokohama Rubber Co., Ltd. (The)	73,269
23,000	Zenkoku Hosho Co., Ltd.	786,772
5,800	ZOZO Inc.	129,158

	Total Japan	292,811,362

Jersey, Channel Islands - 0.0%
2,657	Randgold Resources Ltd., ADR	212,809

Jordan - 0.0%
25,509	Hikma Pharmaceuticals PLC	581,448

Luxembourg - 0.6%
19,559	ArcelorMittal	443,805
22,353	Aroundtown SA	191,202
326	Eurofins Scientific SE	141,884
1,805	Millicom International Cellular SA, ADR	106,564
1,161	RTL Group SA	69,626
207,806	SES SA, FDR, Class A Shares	4,505,672
10,396	Stabilus SA	748,053
182,033	Tenaris SA	2,201,016

	Total Luxembourg	8,407,822

Macau - 0.0%
28,800	MGM China Holdings Ltd.	49,451
70,400	Sands China Ltd.	306,225
40,800	Wynn Macau Ltd.	93,358

	Total Macau	449,034

Mexico - 0.0%
6,000	Fresnillo PLC	57,679

Netherlands - 4.1%
52,884	Aalberts Industries NV	1,866,779
12,204	ABN AMRO Group NV, Dutch Certificate, GDR(c)	312,577
53,623	Aegon NV	298,757
112,979	Akzo Nobel NV	9,524,042
15,788	AMG Advanced Metallurgical Group NV	700,055
8,159	ASM International NV	349,227
51,435	ASML Holding NV	8,746,518
25,244	ASR Nederland NV	1,092,640
115,289	Boskalis Westminster	3,205,850
16,513	Euronext NV(c)	967,139
3,143	EXOR NV	184,764
3,264	Heineken Holding NV	289,357
34,799	Heineken NV	3,185,605
6,679	IMCD NV	444,098
506,230	ING Groep NV	6,163,137
36,139	Koninklijke Ahold Delhaize NV	932,261
5,259	Koninklijke DSM NV	469,735
98,947	Koninklijke KPN NV	293,904
27,463	Koninklijke Philips NV	1,039,681
2,203	Koninklijke Vopak NV	96,732
8,638	NN Group NV	367,815
9,887	NXP Semiconductors NV	824,279
407,684	PostNL NV	1,204,492
6,299	QIAGEN NV*	222,224
3,600	Randstad NV	175,321
133,249	Royal Dutch Shell PLC, Class A Shares	4,041,320
473,405	Royal Dutch Shell PLC, Class B Shares	14,484,208

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Netherlands - 4.1% - (continued)
9,296	TKH Group NV, Dutch Certificate	$472,005
8,177	Wolters Kluwer NV	493,765

	Total Netherlands	62,448,287

New Zealand - 0.2%
19,765	a2 Milk Co., Ltd.*	140,715
26,123	Auckland International Airport Ltd.	129,747
16,561	Fisher & Paykel Healthcare Corp., Ltd.	152,207
28,906	Fletcher Building Ltd.*	94,926
38,537	Meridian Energy Ltd.	87,711
10,364	Ryman Healthcare Ltd.	82,594
48,388	Spark New Zealand Ltd.	141,050
185,486	Summerset Group Holdings Ltd.	840,417
62,315	Xero Ltd.*	1,833,357

	Total New Zealand	3,502,724

Norway - 0.6%
2,919	Aker BP ASA	83,112
197,853	DNB ASA	3,409,749
33,581	Equinor ASA	784,574
5,541	Gjensidige Forsikring ASA	86,774
12,360	Marine Harvest ASA	289,259
590,874	Norsk Hydro ASA	2,786,297
22,770	Orkla ASA	188,625
3,010	Schibsted ASA, Class B Shares	101,197
22,212	Telenor ASA	431,637
5,124	Yara International ASA	206,615

	Total Norway	8,367,839

Portugal - 0.0%
75,532	EDP - Energias de Portugal SA	264,003
14,646	Galp Energia SGPS SA	240,775
6,813	Jeronimo Martins SGPS SA	81,189

	Total Portugal	585,967

Russia - 0.5%
665,012	Gazprom PJSC, ADR	3,179,351
38,144	LUKOIL PJSC, ADR	2,792,141
98,777	Sberbank of Russia PJSC, ADR	1,170,507

	Total Russia	7,141,999

Singapore - 0.6%
81,800	Ascendas Real Estate Investment Trust	153,376
71,619	CapitaLand Commercial Trust, REIT	91,062
81,400	CapitaLand Ltd.	185,863
72,400	CapitaLand Mall Trust, REIT	118,919
12,100	City Developments Ltd.	74,702
65,700	ComfortDelGro Corp., Ltd.	100,697
52,300	DBS Group Holdings Ltd.	934,201
944,900	Frasers Logistics & Industrial Trust, REIT	730,839
181,100	Genting Singapore Ltd.	128,183
158,600	Golden Agri-Resources Ltd.	28,432
3,000	Jardine Cycle & Carriage Ltd.	77,229
42,700	Keppel Corp., Ltd.	189,563
545,700	Mapletree Industrial Trust, REIT	755,925
422,100	Oversea-Chinese Banking Corp., Ltd.	3,477,516
20,900	SATS Ltd.	73,024
30,600	Sembcorp Industries Ltd.	58,521
16,200	Singapore Airlines Ltd.	112,629
23,300	Singapore Exchange Ltd.	124,739
29,400	Singapore Press Holdings Ltd.	56,682
45,100	Singapore Technologies Engineering Ltd.	117,037
236,200	Singapore Telecommunications Ltd.	530,673
57,500	Suntec Real Estate Investment Trust	73,962
38,903	United Overseas Bank Ltd.	715,793
15,371	UOL Group Ltd.	68,776

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Singapore - 0.6% - (continued)
7,400	Venture Corp., Ltd.	$81,204
55,700	Wilmar International Ltd.	123,541

	Total Singapore	9,183,088

South Africa - 0.2%
34,352	Anglo American Platinum Ltd.	1,104,837
611,557	Gold Fields Ltd., ADR	1,791,862
212,655	Impala Platinum Holdings Ltd.*	508,189
19,695	Investec PLC	119,776

	Total South Africa	3,524,664

South Korea - 2.2%
13,495	AfreecaTV Co., Ltd.	497,485
6,186	Chong Kun Dang Pharmaceutical Corp.	568,873
14,106	Douzone Bizon Co., Ltd.	631,660
3,314	GS Home Shopping Inc.	578,463
58,104	KB Financial Group Inc.	2,445,087
108,063	Kia Motors Corp.	2,942,025
8,545	KIWOOM Securities Co., Ltd.	652,358
18,759	Korea United Pharm Inc.(a)	401,409
226,645	KT Corp., ADR	3,336,215
12,049	LS Industrial Systems Co., Ltd.	558,613
8,675	Maeil Dairies Co., Ltd.	601,083
15,497	Poongsan Corp.	389,400
155,257	Samsung Electronics Co., Ltd.	5,832,362
8,222	Samsung SDI Co., Ltd.	1,524,187
25,387	Seoul Semiconductor Co., Ltd.	494,304
19,471	SFA Engineering Corp.	666,091
63,199	Shinhan Financial Group Co., Ltd.	2,329,908
4,546	SK Innovation Co., Ltd.	800,276
26,174	SK Telecom Co., Ltd.	6,751,193
17,809	SKC Co., Ltd.	582,989
27,500	SL Corp.	399,237
11,285	Soulbrain Co., Ltd.	528,236

	Total South Korea	33,511,454

Spain - 2.2%
7,470	ACS Actividades de Construccion y Servicios SA	287,738
1,957	Aena SME SA(c)	311,285
47,933	Amadeus IT Group SA	3,443,602
745,776	Banco Bilbao Vizcaya Argentaria SA	4,255,222
164,492	Banco de Sabadell SA	210,837
471,514	Banco Santander SA	2,245,444
36,779	Bankia SA	121,949
77,495	Bankinter SA	649,835
1,438,667	CaixaBank SA	5,944,740
3,816	Enagas SA	104,895
9,543	Endesa SA	212,720
14,367	Ferrovial SA	296,302
334	Ferrovial SA*(e)	6,871
146,764	Grifols SA	4,117,608
172,755	Iberdrola SA	1,291,969
110,167	Industria de Diseno Textil SA	3,380,462
30,418	Mapfre SA	87,008
3,945	Masmovil Ibercom SA*	483,541
41,599	Melia Hotels International SA	416,368
39,942	Merlin Properties Socimi SA, REIT	505,149
10,313	Naturgy Energy Group SA	255,754
582,066	Prosegur Cash SA(c)	1,231,818
378,468	Prosegur Cia de Seguridad SA	1,969,295
12,192	Red Electrica Corp. SA	263,173
39,426	Repsol SA	681,202
6,910	Siemens Gamesa Renewable Energy SA*	97,883
135,446	Telefonica SA	1,216,938

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Spain - 2.2% - (continued)
288,327	Unicaja Banco SA(c)	$349,168

	Total Spain	34,438,776

Sweden - 1.9%
80,133	Ahlsell AB(c)	387,875
8,571	Alfa Laval AB	184,473
125,996	Assa Abloy AB, Class B Shares	2,345,733
118,211	Atlas Copco AB, Class A Shares	2,913,608
11,741	Atlas Copco AB, Class B Shares	266,718
7,704	Boliden AB	172,744
84,966	Dometic Group AB(c)	608,578
6,848	Electrolux AB, Series B	156,033
192,900	Epiroc AB, Class A Shares*	1,583,178
10,843	Epiroc AB, Class B Shares*	87,596
17,815	Essity AB, Class B Shares	457,533
25,989	Hennes & Mauritz AB, Class B Shares(a)	480,014
7,451	Hexagon AB, Class B Shares	372,450
11,408	Husqvarna AB, Class B Shares	89,999
2,407	ICA Gruppen AB(a)	87,283
4,576	Industrivarden AB, Class C Shares	94,159
13,310	Investor AB, Class B Shares	584,701
6,600	Kinnevik AB, Class B Shares	167,858
2,254	L E Lundbergforetagen AB, Class B Shares	67,569
20,921	Loomis AB, Class B Shares	705,043
5,636	Lundin Petroleum AB	148,832
59,758	Peab AB	485,088
78,022	Resurs Holding AB(c)	504,660
32,725	Sandvik AB	485,718
9,076	Securitas AB, Class B Shares	153,284
302,109	Skandinaviska Enskilda Banken AB, Class A Shares	3,150,663
9,717	Skanska AB, Class B Shares	153,212
116,945	SKF AB, Class B Shares	1,847,512
206,848	SSAB AB, Class B Shares	600,105
44,265	Svenska Handelsbanken AB, Class A Shares	487,682
26,249	Swedbank AB, Class A Shares	610,527
48,600	Swedish Match AB	1,900,443
19,162	Swedish Orphan Biovitrum AB*	414,016
13,793	Tele2 AB, Class B Shares	172,691
478,235	Telefonaktiebolaget LM Ericsson, Class B Shares	3,998,200
80,383	Telia Co. AB	371,261
46,614	Volvo AB, Class B Shares	651,800
85,464	Wihlborgs Fastigheter AB	974,682

	Total Sweden	28,923,521

Switzerland - 9.2%
427,706	ABB Ltd., Class Registered Shares	8,691,406
74,538	Adecco Group AG, Class Registered Shares	3,704,757
83,062	Aryzta AG*(a)	111,359
1,395	Baloise Holding AG, Class Registered Shares	205,672
1,394	Barry Callebaut AG, Class Registered Shares	2,360,796
31	Chocoladefabriken Lindt & Spruengli AG	211,978
3	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	241,057
157,868	Cie Financiere Richemont SA, Class Registered Shares	10,277,578
6,047	Clariant AG, Class Registered Shares*	119,782
43,446	Coca-Cola HBC AG*	1,293,121
74,682	Credit Suisse Group AG, Class Registered Shares*	884,344
927	Dufry AG, Class Registered Shares*	98,526
241	EMS-Chemie Holding AG, Class Registered Shares	129,930
31,970	Ferguson PLC	2,055,826
379	Forbo Holding AG	575,308
1,086	Geberit AG, Class Registered Shares	423,848
1,161	Georg Fischer AG, Class Registered Shares	903,629
1,540	Givaudan SA, Class Registered Shares	3,794,096

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Switzerland - 9.2% - (continued)
331,093	Glencore PLC*	$1,226,233
744	Helvetia Holding AG, Class Registered Shares	460,451
74,495	Julius Baer Group Ltd.*	3,017,300
1,521	Kuehne + Nagel International AG, Class Registered Shares	214,302
81,314	LafargeHolcim Ltd., Class Registered Shares*	3,651,267
40,091	Logitech International SA, Class Registered Shares	1,355,901
24,344	Lonza Group AG, Class Registered Shares*	7,894,394
179,447	Nestlé SA, Class Registered Shares	15,323,738
196,268	Novartis AG, Class Registered Shares	17,917,532
1,101	Pargesa Holding SA	76,426
503	Partners Group Holding AG	330,586
52,702	Roche Holding AG	13,675,742
12,396	Schindler Holding AG	2,484,042
597	Schindler Holding AG, Class Registered Shares	113,280
1,007	SGS SA, Class Registered Shares	2,391,680
1,079	Siegfried Holding AG, Class Registered Shares*	385,156
25,818	Sika AG	3,198,766
15,219	Sonova Holding AG, Class Registered Shares	2,468,449
243,865	STMicroelectronics NV	3,590,948
1,344	Straumann Holding AG, Class Registered Shares	822,716
862	Swatch Group AG (The)	257,514
1,531	Swatch Group AG (The), Class Registered Shares	89,915
4,984	Swiss Life Holding AG, Class Registered Shares*	1,956,409
2,295	Swiss Prime Site AG, Class Registered Shares*	189,348
8,843	Swiss Re AG	808,281
775	Swisscom AG, Class Registered Shares	371,967
36,250	Temenos AG, Class Registered Shares*	4,519,055
641,056	UBS Group AG, Class Registered Shares*	8,698,688
25,564	VAT Group AG*(c)	2,670,265
1,343	Vifor Pharma AG	165,669
13,793	Vontobel Holding AG, Class Registered Shares	795,681
22,713	Wizz Air Holdings PLC*(c)	869,335
10,898	Zurich Insurance Group AG	3,421,950

	Total Switzerland	141,495,999

Taiwan - 0.3%
143,042	MediaTek Inc.	1,103,348
3,832,881	Shin Kong Financial Holding Co., Ltd.	1,297,225
232,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,693,682

	Total Taiwan	4,094,255

Thailand - 0.1%
1,041,700	CP ALL PCL	2,149,138

Turkey - 0.1%
688,586	Akbank T.A.S.	1,007,065
647,085	Türkiye Garanti Bankasi AS	1,021,844

	Total Turkey	2,028,909

United Arab Emirates - 0.0%
3,087	NMC Health PLC	130,452

United Kingdom - 17.2%
28,584	3i Group PLC	304,839
5,918	Admiral Group PLC	157,547
174,691	Anglo American PLC	3,492,039
125,795	Ashmore Group PLC	595,248
13,933	Ashtead Group PLC	312,770
10,659	Associated British Foods PLC	329,589
215,821	AstraZeneca PLC	16,875,921
132,996	Auto Trader Group PLC(c)	744,981
15,589	AVEVA Group PLC	509,741
1,324,672	Aviva PLC	6,876,905
128,919	B&M European Value Retail SA	574,224
7,352	Babcock International Group PLC	53,416
390,678	BAE Systems PLC	2,454,517

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom - 17.2% - (continued)
664,580	Balfour Beatty PLC	$2,131,638
3,842,936	Barclays PLC	8,012,918
28,520	Barratt Developments PLC	168,156
105,524	Beazley PLC	752,580
16,024	Bellway PLC	519,508
3,612	Berkeley Group Holdings PLC	148,948
2,378,445	BP PLC	15,777,362
265,681	British American Tobacco PLC	9,271,264
26,476	British Land Co. PLC (The), REIT	190,635
1,153,754	BT Group PLC	3,854,491
241,662	Bunzl PLC	7,459,366
78,758	Burberry Group PLC	1,784,977
213,144	Cairn Energy PLC*	477,923
1,609,604	Centrica PLC	2,851,757
238,574	Cineworld Group PLC	839,157
59,515	Clinigen Group PLC	660,852
30,582	CNH Industrial NV	297,992
473,667	Coats Group PLC	491,715
2,607,585	Cobham PLC*	3,399,906
6,580	Coca-Cola European Partners PLC	319,393
45,619	Compass Group PLC	976,515
43,519	Computacenter PLC	595,947
38,622	ConvaTec Group PLC(c)	74,837
83,580	Costain Group PLC	398,044
3,714	Croda International PLC	231,797
245,516	Diageo PLC	8,848,457
38,730	Direct Line Insurance Group PLC	162,208
496,566	Domino’s Pizza Group PLC	1,633,585
75,605	DS Smith PLC	322,579
4,518	easyJet PLC	64,220
98,262	Electrocomponents PLC	644,989
26,614	Experian PLC	649,279
31,248	Fiat Chrysler Automobiles NV*	517,681
45,352	G4S PLC	112,313
508,258	GlaxoSmithKline PLC	10,520,873
24,884	Hammerson PLC, REIT	122,492
8,472	Hargreaves Lansdown PLC	206,234
303,274	Hays PLC	608,900
1,210,677	HSBC Holdings PLC	10,260,893
60,510	Hunting PLC	437,988
60,176	IG Group Holdings PLC	453,954
27,970	Imperial Brands PLC	860,829
37,310	Informa PLC	329,492
5,175	InterContinental Hotels Group PLC	277,229
62,427	Intermediate Capital Group PLC	808,272
19,145	International Consolidated Airlines Group SA(a)	153,462
31,960	Intertek Group PLC	1,918,538
109,886	ITV PLC	203,924
29,029	J D Wetherspoon PLC	423,385
759,046	J Sainsbury PLC	2,952,049
189,948	JD Sports Fashion PLC	960,688
20,182	John Wood Group PLC	164,176
100,217	Johnson Matthey PLC	3,755,668
47,010	Keller Group PLC	351,744
736,276	Kingfisher PLC	2,351,239
21,526	Land Securities Group PLC, REIT	223,212
903,460	Legal & General Group PLC	2,822,020
62,762	Linde PLC*	9,983,808
8,633,043	Lloyds Banking Group PLC	6,095,404
9,154	London Stock Exchange Group PLC	470,873
265,167	LondonMetric Property PLC, REIT	596,865

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom - 17.2% - (continued)
593,432	Marks & Spencer Group PLC	$2,214,866
100,525	Meggitt PLC	664,585
867,721	Melrose Industries PLC	1,965,750
19,860	Merlin Entertainments PLC(c)	85,334
178,461	Micro Focus International PLC	3,513,166
10,643	Mondi PLC	232,106
114,189	Moneysupermarket.com Group PLC	445,348
147,797	National Express Group PLC	762,328
97,189	National Grid PLC	1,032,884
4,243	Next PLC	265,146
28,736	Nomad Foods Ltd.*	581,042
81,225	Northgate PLC	401,258
128,955	Ocado Group PLC*	1,367,312
105,286	OneSavings Bank PLC	464,361
23,324	Pearson PLC	286,584
8,781	Persimmon PLC	212,789
794,222	Prudential PLC	15,610,212
119,189	Reckitt Benckiser Group PLC	9,919,785
88,095	Redrow PLC	527,930
57,303	RELX PLC	1,195,623
10,759	Rio Tinto Ltd.	577,087
34,424	Rio Tinto PLC	1,563,281
501,300	Rolls-Royce Holdings PLC*	5,452,550
139,446	Royal Bank of Scotland Group PLC	389,070
27,343	Royal Mail PLC	111,711
42,029	RPC Group PLC	385,256
28,856	RSA Insurance Group PLC	199,702
123,998	Safestore Holdings PLC, REIT	835,403
31,507	Sage Group PLC (The)	234,117
3,435	Schroders PLC	111,100
28,250	Segro PLC, REIT	217,811
6,857	Severn Trent PLC	160,142
219,787	Smith & Nephew PLC	3,999,058
129,979	Smiths Group PLC	2,309,766
18,078	Spectris PLC	553,625
419,743	SSE PLC	5,867,916
15,337	St. James’s Place PLC	196,731
461,410	Standard Chartered PLC	3,587,576
70,590	Standard Life Aberdeen PLC	239,699
132,479	Stock Spirits Group PLC	323,672
121,646	Synthomer PLC	630,304
110,138	Tate & Lyle PLC	1,008,268
96,694	Taylor Wimpey PLC	165,562
103,216	TechnipFMC PLC	2,396,004
286,451	Tesco PLC	722,714
44,732	Unilever NV, Dutch Certificate	2,484,368
82,030	Unilever PLC	4,443,117
70,865	UNITE Group PLC (The), REIT	753,656
19,308	United Utilities Group PLC	187,390
95,024	Vesuvius PLC	640,374
3,748,383	Vodafone Group PLC	8,068,874
88,063	Weir Group PLC (The)	1,656,143
96,094	Whitbread PLC	5,636,029
63,039	WM Morrison Supermarkets PLC	191,298
36,611	WPP PLC	405,020

	Total United Kingdom	264,691,740

United States - 1.3%
1,399	Booking Holdings Inc.*	2,646,740
63,620	Carnival Corp.	3,835,650
79,084	Carnival PLC	4,608,265
14,100	EPAM Systems Inc.*	1,836,525

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units		Security	Value
United States - 1.3% - (continued)
1		International Flavors & Fragrances Inc.*	$101
405,000		Nexteer Automotive Group Ltd.	612,398
29,615		Philip Morris International Inc.	2,562,586
581,100		Samsonite International SA(c)	1,752,538
26,490		Shire PLC	1,542,099

		Total United States	19,396,902

		TOTAL COMMON STOCKS (Cost - $1,464,719,403)	1,465,863,637

PREFERRED STOCKS - 1.0%
Brazil - 0.1%
124,002		Telefonica Brasil SA, Class Preferred Shares	1,475,428
Germany - 0.9%
1,701		Bayerische Motoren Werke AG, Class Preferred Shares	123,515
1,952		FUCHS PETROLUB SE, Class Preferred Shares	80,743
5,164		Henkel AG & Co. KGaA, Class Preferred Shares	595,852
55,556		Kloeckner & Co. SE, Class Preferred Shares	447,079
4,283		Porsche Automobil Holding SE, Class Preferred Shares	274,118
1,102		Sartorius AG, Class Preferred Shares	140,843
73,606		Volkswagen AG, Class Preferred Shares	12,406,056

		Total Germany	14,068,206

United Kingdom - 0.0%
20,948,078		Rolls-Royce Holdings PLC, Class Preferred Shares*(d)(e)	26,702
		TOTAL PREFERRED STOCKS (Cost - $13,404,725)	15,570,336

CLOSED END MUTUAL FUND SECURITY - 0.1%
United States - 0.1%
42,861		Vanguard FTSE Developed Markets ETF, Common Class (Cost - $1,758,191)	1,703,725

RIGHT - 0.0%
Switzerland - 0.0%
830,620		Aryzta AG *(a)(e) (Cost - $2,558,465)	281,030

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,482,440,784)	1,483,418,728

Face Amount†
SHORT-TERM INVESTMENTS (f) - 4.3%
MONEY MARKET FUND - 1.3%
$20,112,449		Invesco STIT - Government & Agency Portfolio, 2.082%, Institutional Class (g) (Cost - $20,112,449)	20,112,449

TIME DEPOSITS - 3.0%
24,619,445		Banco Santander SA - Frankfurt, 1.540% due 12/3/18	24,619,445
		BBH - Grand Cayman:
547,768	CHF	(1.410)% due 12/3/18	548,317
66,635	DKK	(0.800)% due 12/3/18	10,108
120	EUR	(0.570)% due 12/3/18	136
3,367,049	JPY	(0.270)% due 12/3/18	29,666
119,027	NOK	0.300% due 12/3/18	13,848
16,026	GBP	0.360% due 12/3/18	20,428
1,361	NZD	0.700% due 12/3/18	936
80,304	AUD	0.750% due 12/3/18	58,702
289	HKD	0.790% due 12/3/18	37
17,316	SGD	0.820% due 12/3/18	12,622
262,705	CAD	0.830% due 12/3/18	197,701
57	ZAR	5.250% due 12/3/18	4
3,936,446		BNP Paribas - Paris, 1.540% due 12/3/18	3,936,446
		Citibank - London:
232,241	EUR	(0.570)% due 12/3/18	262,944
223,666	GBP	0.360% due 12/3/18	285,108
362,344	HKD	HSBC Bank - Hong Kong, 0.790% due 12/3/18	46,312
14,873,857		JPMorgan Chase & Co. - New York, 1.540% due 12/3/18	14,873,857
303,025	SEK	Skandinaviska Enskilda Banken AB - Sweden, (0.920)% due 12/3/18	33,288
54,853,358	JPY	Sumitomo - Tokyo, (0.270)% due 12/3/18	483,289

		TOTAL TIME DEPOSITS (Cost - $45,433,194)	45,433,194

		TOTAL SHORT-TERM INVESTMENTS (Cost - $65,545,643)	65,545,643

		TOTAL INVESTMENTS - 100.7% (Cost - $1,547,986,427)	1,548,964,371

		Liabilities in Excess of Other Assets - (0.7)%	(10,235,471)

		TOTAL NET ASSETS - 100.0%	$1,538,728,900

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security trades on the Hong Kong exchange.
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2018 amounts to approximately $24,944,665 and represents 1.6% of net assets.

(d)	Illiquid security.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Inclusive of all short-term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 3.0%.
(g)	Represents investment of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

At November 30, 2018, for International Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
International Equity Fund	$1,547,986,427	$178,024,170	$(177,069,308)	$954,862

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
CDI	—	Clearing House Electronics System (CHESS) Depositary Interest
FDR	—	Finish Depository Receipt
GDR	—	Global Depositary Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Financials	17.4%
Industrials	15.0
Consumer Discretionary	12.1
Health Care	10.3
Information Technology	8.3
Communication Services	7.7
Materials	7.5
Consumer Staples	7.5
Energy	5.9
Utilities	2.2
Real Estate	1.9
Short-Term Investments	4.2

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

At November 30, 2018, International Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro STOXX 50 December Futures	25	12/18	$907,981	$895,287	$(12,694)
FTSE 100 Index December Futures	5	12/18	450,740	444,169	(6,571)
SPI 200 Index December Futures	2	12/18	210,711	207,385	(3,326)
TOPIX Index December Futures	4	12/18	588,332	587,841	(491)

					$(23,082)

At November 30, 2018, International Equity Fund had deposited cash of $117,917 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 92.7%
Argentina - 0.7%
87,830	Grupo Supervielle SA, ADR	$765,878
173,933	YPF SA, ADR*	2,603,777

	Total Argentina	3,369,655

Australia - 0.0%
100,000	MMG Ltd.*	49,579

Brazil - 5.8%
144,760	Ambev SA	633,412
407,471	Ambev SA, ADR	1,739,901
11,300	Atacadao Distribuicao Comercio e Industria Ltd.	49,386
5,445	B2W Cia Digital*	53,888
63,852	B3 SA - Brasil Bolsa Balcao	465,651
30,793	Banco Bradesco SA	267,485
540,704	Banco do Brasil SA	6,240,560
12,695	Banco Santander Brasil SA	140,249
354,470	BB Seguridade Participações SA	2,596,031
24,103	BR Malls Participações SA	81,093
15,157	BRF SA*	86,899
578,084	CCR SA	1,941,946
8,618	Centrais Eletricas Brasileiras SA*	54,446
42,585	Cia de Saneamento Basico do Estado de Sao Paulo	310,889
15,800	Cia Siderurgica Nacional SA*	36,243
717,206	Cielo SA	1,765,704
4,551	Cosan SA	40,556
20,394	Embraer SA	114,973
6,269	Engie Brasil Energia SA	69,728
5,810	Equatorial Energia SA	109,141
7,838	Fibria Celulose SA	148,413
373,750	Fleury SA	2,087,719
10,696	Hypera SA	88,790
626,300	International Meal Co. Alimentacao SA	1,117,554
2,906	IRB Brasil Resseguros SA*	56,250
27,887	JBS SA	84,882
21,853	Klabin SA	94,659
43,404	Kroton Educacional SA	117,857
15,468	Localiza Rent a Car SA	107,643
22,124	Lojas Renner SA	223,706
3,542	M Dias Branco SA	37,015
2,363	Magazine Luiza SA	100,603
1,026,300	Movida Participacoes SA	2,123,251
9,984	Multiplan Empreendimentos Imobiliarios SA	59,926
6,511	Natura Cosméticos SA	68,883
107,739	Petrobras Distribuidora SA	681,222
89,885	Petroleo Brasileiro SA	653,874
2,900	Porto Seguro SA	38,893
6,804	Raia Drogasil SA	109,321
33,578	Rumo SA*	151,439
80,450	Smiles Fidelidade SA	919,571
6,278	Sul America SA	43,673
13,415	Suzano Papel e Celulose SA	141,855
26,912	TIM Participações SA	82,541
11,499	Ultrapar Participações SA	140,507
97,312	Vale SA	1,328,732
26,520	WEG SA	122,213

	Total Brazil	27,729,173

Chile - 0.3%
65,824	Aguas Andinas SA, Class A Shares	38,614
894,926	Banco de Chile	128,850

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Chile - 0.3% - (continued)
1,711	Banco de Credito e Inversiones SA	$110,818
2,157,547	Banco Santander Chile	166,660
40,976	Cencosud SA	75,847
5,277	Cia Cervecerias Unidas SA	69,134
199,393	Colbun SA	41,237
3,852	Empresa Nacional de Telecomunicaciones SA	31,802
38,669	Empresas CMPC SA	133,574
12,701	Empresas COPEC SA	171,407
817,590	Enel Americas SA	141,489
896,436	Enel Chile SA	87,104
3,934,534	Itau CorpBanca	37,258
10,517	Latam Airlines Group SA	107,473
22,147	SACI Falabella	165,534

	Total Chile	1,506,801

China - 24.4%
44,000	3SBio Inc.(a)	64,766
838	51job Inc., ADR*	57,051
2,764	58.com Inc., ADR*	164,707
229,263	AAC Technologies Holdings Inc.	1,633,425
44,000	Agile Group Holdings Ltd.	60,106
36,200	Agricultural Bank of China Ltd., Class A Shares(b)	18,586
883,000	Agricultural Bank of China Ltd., Class H Shares(c)	400,545
60,000	Air China Ltd., Class H Shares(c)	58,039
102,123	Alibaba Group Holding Ltd., ADR*	16,427,506
1,708,000	A-Living Services Co., Ltd., (Restricted, cost - $2,566,564, acquired 4/16/18), Class H Shares*(a)(c)(d)	2,255,829
120,000	Aluminum Corp. of China Ltd., Class H Shares*(c)	43,195
32,000	Angang Steel Co., Ltd., Class H Shares(c)	26,130
3,000	Anhui Conch Cement Co., Ltd., Class A Shares(b)	13,718
405,337	Anhui Conch Cement Co., Ltd., Class H Shares(c)	2,115,783
162,000	ANTA Sports Products Ltd.	739,275
1,812	Autohome Inc., ADR	149,200
67,000	AviChina Industry & Technology Co., Ltd., Class H Shares(c)	47,152
50,500	BAIC Motor Corp., Ltd., Class H Shares(a)(c)	31,166
19,874	Baidu Inc., ADR*	3,741,877
19,200	Bank of Beijing Co., Ltd., Class A Shares(b)	16,477
31,230	Bank of China Ltd., Class A Shares(b)	16,215
2,461,000	Bank of China Ltd., Class H Shares(c)	1,078,150
39,800	Bank of Communications Co., Ltd., Class A Shares(b)	33,698
241,000	Bank of Communications Co., Ltd., Class H Shares(c)	183,536
6,800	Bank of Ningbo Co., Ltd., Class A Shares(b)	16,585
9,800	Bank of Shanghai Co., Ltd., Class A Shares(b)	16,277
13,484	Baoshan Iron & Steel Co., Ltd., Class A Shares(b)	13,073
60,627	Baozun Inc., ADR*(e)	2,138,314
67,000	BBMG Corp., Class H Shares(c)	21,674
383,500	Beijing Capital International Airport Co., Ltd., Class H Shares(c)	427,850
30,800	BOE Technology Group Co., Ltd., Class A Shares(b)	12,372
2,500	BYD Co., Ltd., Class A Shares(b)	20,752
18,500	BYD Co., Ltd., Class H Shares(c)	139,548
19,500	BYD Electronic International Co., Ltd.	27,589
22,000	CAR Inc.*	19,344
311,000	CGN Power Co., Ltd., Class H Shares(a)(c)	77,274
255,000	China Cinda Asset Management Co., Ltd., Class H Shares(c)	68,434
276,000	China CITIC Bank Corp., Ltd., Class H Shares(c)	175,341
59,000	China Coal Energy Co., Ltd., Class H Shares(c)	23,655
152,000	China Communications Construction Co., Ltd., Class H Shares(c)	148,088
82,000	China Communications Services Corp., Ltd., Class H Shares(c)	68,692
51,500	China Conch Venture Holdings Ltd.	159,603
12,245,380	China Construction Bank Corp., Class H Shares(c)	10,471,273
40,000	China Eastern Airlines Corp., Ltd., Class H Shares(c)	25,083
30,812	China Everbright Bank Co., Ltd., Class A Shares(b)	17,170
79,000	China Everbright Bank Co., Ltd., Class H Shares(c)	35,034

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 24.4% - (continued)
82,000	China Evergrande Group	$258,283
91,000	China Galaxy Securities Co., Ltd., Class H Shares(c)	48,927
68,500	China Hongqiao Group Ltd.*	42,462
286,000	China Huarong Asset Management Co., Ltd., Class H Shares(a)(c)	58,842
102,000	China Huishan Dairy Holdings Co., Ltd.*#(b)(f)	1,564
32,000	China International Capital Corp., Ltd., Class H Shares(a)(c)	61,093
1,836	China International Travel Service Corp., Ltd., Class A Shares(b)	14,581
230,000	China Life Insurance Co., Ltd., Class H Shares(c)	494,579
7,600	China Literature Ltd.*(a)	40,050
98,000	China Longyuan Power Group Corp., Ltd., Class H Shares(c)	77,475
3,886,000	China Maple Leaf Educational Systems Ltd.(e)	1,685,241
519,000	China Medical System Holdings Ltd.	565,739
9,300	China Merchants Bank Co., Ltd., Class A Shares(b)	38,651
116,500	China Merchants Bank Co., Ltd., Class H Shares(c)	483,600
6,420	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A Shares(b)	17,467
37,320	China Minsheng Banking Corp., Ltd., Class A Shares(b)	32,955
184,200	China Minsheng Banking Corp., Ltd., Class H Shares(c)	135,924
108,000	China Molybdenum Co., Ltd., Class H Shares(c)	44,021
114,000	China National Building Material Co., Ltd., Class H Shares(c)	88,714
18,900	China National Nuclear Power Co., Ltd., Class A Shares(b)	14,496
66,000	China Oilfield Services Ltd., Class H Shares(c)	61,817
34,000	China Oriental Group Co., Ltd.*	21,815
3,300	China Pacific Insurance Group Co., Ltd., Class A Shares(b)	15,071
81,000	China Pacific Insurance Group Co., Ltd., Class H Shares(c)	287,737
16,700	China Petroleum & Chemical Corp., Class A Shares(b)	14,220
782,000	China Petroleum & Chemical Corp., Class H Shares(c)	664,245
10,299	China Railway Construction Corp., Ltd., Class A Shares(b)	16,372
50,000	China Railway Construction Corp., Ltd., Class H Shares(c)	64,256
102,000	China Railway Group Ltd., Class H Shares(c)	94,157
42,000	China Railway Signal & Communication Corp., Ltd., Class H Shares(a)(c)	29,685
193,000	China Reinsurance Group Corp., Class H Shares(c)	40,275
54,000	China Resources Pharmaceutical Group Ltd.(a)	79,563
6,299	China Shenhua Energy Co., Ltd., Class A Shares(b)	17,065
693,500	China Shenhua Energy Co., Ltd., Class H Shares(c)	1,545,609
68,000	China Southern Airlines Co., Ltd., Class H Shares(c)	46,718
16,940	China State Construction Engineering Corp., Ltd., Class A Shares(b)	14,055
424,000	China Telecom Corp., Ltd., Class H Shares(c)	229,804
1,214,000	China Tower Corp., Ltd., Class H Shares*(a)(c)	177,277
19,200	China United Network Communications Ltd., Class A Shares(b)	14,577
3,900	China Vanke Co., Ltd., Class A Shares(b)	14,478
39,500	China Vanke Co., Ltd., Class H Shares(c)	136,467
14,500	China Yangtze Power Co., Ltd., Class A Shares(b)	29,930
2,511,600	China ZhengTong Auto Services Holdings Ltd.	1,476,380
44,800	China Zhongwang Holdings Ltd.	20,668
83,000	Chongqing Rural Commercial Bank Co., Ltd., Class H Shares(c)	48,637
98,000	CIFI Holdings Group Co., Ltd.	49,379
12,700	CITIC Securities Co., Ltd., Class A Shares(b)	30,922
70,500	CITIC Securities Co., Ltd., Class H Shares(c)	132,251
1,589,442	CNOOC Ltd.	2,681,129
36,000	COSCO SHIPPING Energy Transportation Co., Ltd., Class H Shares(c)	19,461
69,000	COSCO SHIPPING Holdings Co., Ltd., Class H Shares*(c)	28,041
231,000	Country Garden Holdings Co., Ltd.	285,600
30,000	Country Garden Services Holdings Co., Ltd.*	49,693
13,399	CRRC Corp., Ltd., Class A Shares(b)	16,821
129,000	CRRC Corp., Ltd., Class H Shares(c)	120,635
140,000	CSPC Pharmaceutical Group Ltd.	284,485
12,401	Ctrip.com International Ltd., ADR*	357,769
59,000	Dali Foods Group Co., Ltd.(a)	43,508
12,199	Daqin Railway Co., Ltd., Class A Shares(b)	13,604
88,000	Datang International Power Generation Co., Ltd., Class H Shares(c)	21,655
86,000	Dongfeng Motor Group Co., Ltd., Class H Shares(c)	83,341

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 24.4% - (continued)
182,400	ENN Energy Holdings Ltd.	$1,642,626
2,204,859	Focus Media Information Technology Co., Ltd., Class A Shares(b)	1,854,069
1,600	Foshan Haitian Flavouring & Food Co., Ltd., Class A Shares(b)	14,576
84,500	Fosun International Ltd.	135,130
2,792,300	Fu Shou Yuan International Group Ltd.	2,122,761
56,000	Future Land Development Holdings Ltd.	37,782
17,600	Fuyao Glass Industry Group Co., Ltd., Class H Shares(a)(c)	54,269
1,684	GDS Holdings Ltd., ADR*	49,661
156,000	Geely Automobile Holdings Ltd.	307,071
26,000	Genscript Biotech Corp.*	45,175
8,200	GF Securities Co., Ltd., Class A Shares(b)	16,017
34,400	GF Securities Co., Ltd., Class H Shares(c)	51,077
313,000	GOME Retail Holdings Ltd.*(e)	28,091
93,000	Great Wall Motor Co., Ltd., Class H Shares(c)	59,786
2,799	Gree Electric Appliances Inc of Zhuhai, Class A Shares*(b)	14,843
21,500	Greentown China Holdings Ltd.	17,528
32,000	Greentown Service Group Co., Ltd.	27,525
84,000	Guangzhou Automobile Group Co., Ltd., Class H Shares(c)	87,303
34,000	Guangzhou R&F Properties Co., Ltd., Class H Shares(c)	52,977
7,400	Guotai Junan Securities Co., Ltd., Class A Shares(b)	17,125
17,200	Guotai Junan Securities Co., Ltd., Class H Shares(a)(c)	35,834
24,000	Haitian International Holdings Ltd.	51,817
103,200	Haitong Securities Co., Ltd., Class H Shares(c)	107,561
6,100	Hangzhou Hikvision Digital Technology Co., Ltd., Class A Shares(b)	24,240
171,500	Hengan International Group Co., Ltd.	1,404,669
564,000	HengTen Networks Group Ltd.*	19,551
14,000	Hua Hong Semiconductor Ltd.(a)	29,668
46,000	Huadian Power International Corp., Ltd., Class H Shares(c)	19,764
136,000	Huaneng Power International Inc., Class H Shares(c)	85,835
140,000	Huaneng Renewables Corp., Ltd., Class H Shares(c)	44,144
7,200	Huatai Securities Co., Ltd., Class A Shares(b)	17,464
48,200	Huatai Securities Co., Ltd., Class H Shares(a)(c)	79,703
14,900	Huaxia Bank Co., Ltd., Class A Shares(b)	16,693
79,418	Huazhu Group Ltd, ADR	2,504,844
45,000	Industrial & Commercial Bank of China Ltd., Class A Shares(b)	34,493
2,086,000	Industrial & Commercial Bank of China Ltd., Class H Shares(c)	1,486,568
15,200	Industrial Bank Co., Ltd., Class A Shares(b)	35,129
4,200	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares(b)	14,586
40,100	Inner Mongolia Yitai Coal Co., Ltd., Class B Shares	48,985
22,485	JD.com Inc., ADR*	477,357
30,000	Jiangsu Expressway Co., Ltd., Class H Shares(c)	40,334
1,700	Jiangsu Hengrui Medicine Co., Ltd., Class A Shares(b)	15,992
800	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A Shares(b)	11,589
48,000	Jiangxi Copper Co., Ltd., Class H Shares(c)	57,971
92,000	Kaisa Group Holdings Ltd.	29,508
5,400	Kangmei Pharmaceutical Co., Ltd., Class A Shares(b)	8,174
62,000	Kingdee International Software Group Co., Ltd.	62,261
27,000	Kingsoft Corp., Ltd.	45,420
31,164	Kweichow Moutai Co., Ltd., Class A Shares(b)	2,545,443
39,000	KWG Group Holdings Ltd.	34,685
9,600	Legend Holdings Corp., Class H Shares(a)(c)	28,279
224,000	Lenovo Group Ltd.	162,490
42,000	Logan Property Holdings Co., Ltd.	49,110
44,000	Longfor Group Holdings Ltd.	124,239
46,500	Luye Pharma Group Ltd.(a)	37,329
52,000	Maanshan Iron & Steel Co., Ltd., Class H Shares*(c)	23,926
51,500	Meitu Inc.*(a)	21,467
82,000	Metallurgical Corp. of China Ltd., Class H Shares(c)	20,930
4,700	Midea Group Co., Ltd., Class A Shares(b)	26,545
4,463	Momo Inc., ADR*	139,915
21,393	NetEase Inc., ADR	4,857,709

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 24.4% - (continued)
2,400	New China Life Insurance Co., Ltd., Class A Shares(b)	$15,308
25,700	New China Life Insurance Co., Ltd., Class H Shares(c)	112,479
4,321	New Oriental Education & Technology Group Inc., ADR*	246,988
897	Noah Holdings Ltd., ADR*	43,666
231,000	People’s Insurance Co. Group of China Ltd., Class H Shares(c)	99,480
656,000	PetroChina Co., Ltd., Class H Shares(c)	457,266
204,000	PICC Property & Casualty Co., Ltd., Class H Shares(c)	209,796
11,700	Ping An Bank Co., Ltd., Class A Shares(b)	17,638
5,700	Ping An Insurance Group Co. of China Ltd., Class A Shares(b)	52,717
969,500	Ping An Insurance Group Co. of China Ltd., Class H Shares(c)	9,407,421
9,700	Poly Developments and Holdings Group Co., Ltd., Class A Shares(b)	18,270
80,000	Postal Savings Bank of China Co., Ltd., Class H Shares(a)(c)	48,360
7,300	Qingdao Haier Co., Ltd., Class A Shares(b)	14,451
7,100	SAIC Motor Corp., Ltd., Class A Shares(b)	25,371
90,200	Semiconductor Manufacturing International Corp.*	83,552
48,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(c)	45,192
72,000	Shanghai Electric Group Co., Ltd., Class H Shares(c)	24,550
17,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares(c)	58,996
23,100	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B Shares	31,222
29,000	Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares(c)	71,530
22,400	Shanghai Pudong Development Bank Co., Ltd., Class A Shares(b)	34,757
24,800	Shenwan Hongyuan Group Co., Ltd., Class A Shares(b)	15,877
120,600	Shenzhou International Group Holdings Ltd.	1,469,289
104,000	Shui On Land Ltd.	24,588
96,000	Sihuan Pharmaceutical Holdings Group Ltd.	21,347
34,000	Silergy Corp.	541,877
1,871	SINA Corp.*	121,185
106,000	Sino-Ocean Group Holding Ltd.	47,616
37,500	Sinopec Engineering Group Co., Ltd., Class H Shares(c)	34,744
88,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H Shares(c)	40,299
37,200	Sinopharm Group Co., Ltd., Class H Shares(c)	184,143
58,000	Sinotrans Ltd., Class H Shares(c)	23,334
20,000	Sinotruk Hong Kong Ltd.	33,114
52,500	SOHO China Ltd.*	19,592
74,000	Sunac China Holdings Ltd.	247,820
9,100	Suning.com Co., Ltd., Class A Shares(b)	13,994
74,200	Sunny Optical Technology Group Co., Ltd.	722,751
10,910	TAL Education Group, ADR*	306,244
424,331	Tencent Holdings Ltd.	17,020,309
60,000	Tingyi Cayman Islands Holding Corp.	78,138
16,000	Tong Ren Tang Technologies Co., Ltd., Class H Shares(c)	22,902
30,000	TravelSky Technology Ltd., Class H Shares(c)	80,702
14,000	Tsingtao Brewery Co., Ltd., Class H Shares(c)	57,201
37,000	Uni-President China Holdings Ltd.	33,813
12,308	Vipshop Holdings Ltd., ADR*	71,017
149,000	Want Want China Holdings Ltd.	109,866
1,770	Weibo Corp., ADR*	112,714
1,983,200	Weichai Power Co., Ltd., Class H Shares(c)	2,136,198
1,400	Wuliangye Yibin Co., Ltd., Class A Shares(b)	10,600
15,000	Wuxi Biologics Cayman Inc.*(a)	126,479
17,800	Xinjiang Goldwind Science & Technology Co., Ltd., Class H Shares(c)	17,607
86,000	Xinyi Solar Holdings Ltd.	32,202
58,000	Yanzhou Coal Mining Co., Ltd., Class H Shares(c)	52,031
623,000	Yihai International Holding Ltd.(e)	1,678,387
11,347	Yum China Holdings Inc.	406,563
1,400	Yunnan Baiyao Group Co., Ltd., Class A Shares(b)	15,006
48,000	Yuzhou Properties Co., Ltd.	21,040
1,609	YY Inc., ADR*	109,525
30,000	Zhaojin Mining Industry Co., Ltd., Class H Shares(c)	28,595
36,000	Zhejiang Expressway Co., Ltd., Class H Shares(c)	30,323
8,100	ZhongAn Online P&C Insurance Co., Ltd., Class H Shares*(a)(c)	33,325

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 24.4% - (continued)
16,500	Zhongsheng Group Holdings Ltd.	$33,721
17,900	Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares(c)	96,078
200,000	Zijin Mining Group Co., Ltd., Class H Shares(c)	75,402
19,000	ZTE Corp., Class H Shares(c)	37,584

	Total China	116,114,758

Colombia - 0.1%
7,110	Bancolombia SA	70,748
11,531	Cementos Argos SA	24,959
150,786	Ecopetrol SA	144,771
7,386	Grupo Argos SA	36,953
7,004	Grupo de Inversiones Suramericana SA	69,953
14,928	Interconexion Electrica SA ESP	59,731

	Total Colombia	407,115

Czech Republic - 0.1%
5,543	CEZ AS	132,116
2,391	Komercní Banka AS	93,967
16,196	Moneta Money Bank AS(a)	55,803

	Total Czech Republic	281,886

Egypt - 0.9%
647,346	Commercial International Bank Egypt SAE, Class Registered Shares, GDR	2,747,479
31,150	Commercial International Bank Egypt SAE, GDR	129,574
1,244,156	Juhayna Food Industries	784,979
1,454,246	Sarwa Capital SAE*	566,758

	Total Egypt	4,228,790

Georgia - 0.4%
71,700	Bank of Georgia Group PLC	1,252,011
61,700	Georgia Capital PLC*	851,674

	Total Georgia	2,103,685

Germany - 0.2%
27,900	Delivery Hero SE, (Restricted, cost - $1,260,116, acquired 2/22/18)*(a)(d)	1,023,870

Greece - 0.1%
42,552	Alpha Bank AE*	60,246
1,594	FF Group*(b)(f)	18
7,783	Hellenic Telecommunications Organization SA	92,002
3,706	JUMBO SA	56,395
1,770	Motor Oil Hellas Corinth Refineries SA	40,581
7,278	OPAP SA	68,402
1,168	Titan Cement Co. SA	26,184

	Total Greece	343,828

Hong Kong - 4.4%
106,000	Alibaba Health Information Technology Ltd.*	94,812
440,000	Alibaba Pictures Group Ltd.*	68,893
167,300	ASM Pacific Technology Ltd.	1,716,183
16,500	Beijing Enterprises Holdings Ltd.	97,125
4,885,500	Beijing Enterprises Water Group Ltd.	2,828,324
96,000	Brilliance China Automotive Holdings Ltd.	85,569
60,000	China Agri-Industries Holdings Ltd.	22,696
24,000	China Ding Yi Feng Holdings Ltd.*	69,938
106,888	China Everbright International Ltd.	93,918
24,000	China Everbright Ltd.	44,868
84,000	China First Capital Group Ltd.*	40,899
55,600	China Gas Holdings Ltd.	191,435
152,000	China Jinmao Holdings Group Ltd.	72,841
84,000	China Mengniu Dairy Co., Ltd.	259,762
41,538	China Merchants Port Holdings Co., Ltd.	75,800
188,500	China Mobile Ltd.	1,879,117
126,537	China Mobile Ltd., ADR	6,293,950
122,000	China Overseas Land & Investment Ltd.	425,621
127,000	China Power International Development Ltd.	29,702
46,000	China Resources Beer Holdings Co., Ltd.	155,775
76,000	China Resources Cement Holdings Ltd.	74,190

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Hong Kong - 4.4% - (continued)
28,000	China Resources Gas Group Ltd.	$113,362
88,000	China Resources Land Ltd.	325,630
60,000	China Resources Power Holdings Co., Ltd.	113,636
60,000	China State Construction International Holdings Ltd.	52,296
48,800	China Taiping Insurance Holdings Co., Ltd.	162,530
78,000	China Traditional Chinese Medicine Holdings Co., Ltd.	52,064
58,000	China Travel International Investment Hong Kong Ltd.	16,139
190,000	China Unicom Hong Kong Ltd.	220,832
292,000	Chong Sing Holdings FinTech Gr*(e)	8,509
171,000	CITIC Ltd.	274,484
66,000	COSCO SHIPPING Ports Ltd.	67,133
70,000	Far East Horizon Ltd.	69,890
167,500	Fullshare Holdings Ltd.*(e)	63,366
597,400	Galaxy Entertainment Group Ltd.	3,692,507
86,000	Guangdong Investment Ltd.	166,105
38,000	Haier Electronics Group Co., Ltd.	88,473
1,651	Hutchison China MediTech Ltd., ADR*	56,910
32,000	Jiayuan International Group Ltd.	57,341
24,500	Kingboard Holdings Ltd.	70,275
31,000	Kingboard Laminates Holdings Ltd.	29,621
106,000	Kunlun Energy Co., Ltd.	128,814
45,000	Lee & Man Paper Manufacturing Ltd.	40,771
54,000	Nine Dragons Paper Holdings Ltd.	54,720
13,000	Shanghai Industrial Holdings Ltd.	28,434
26,500	Shenzhen International Holdings Ltd.	53,169
92,000	Shenzhen Investment Ltd.	30,063
38,500	Shimao Property Holdings Ltd.	95,665
213,500	Sino Biopharmaceutical Ltd.	195,788
50,000	SSY Group Ltd.	51,672
76,500	Sun Art Retail Group Ltd.	85,735
30,000	Towngas China Co., Ltd.*	23,387
196,000	Yuexiu Property Co., Ltd.	36,437

	Total Hong Kong	21,147,176

Hungary - 0.8%
11,409	MOL Hungarian Oil & Gas PLC	126,300
85,264	OTP Bank Nyrt	3,412,981
4,028	Richter Gedeon Nyrt	79,397

	Total Hungary	3,618,678

India - 8.8%
15,996	Adani Ports & Special Economic Zone Ltd.	84,204
18,748	Ambuja Cements Ltd.	58,665
38,179	Ashok Leyland Ltd.	61,483
9,090	Asian Paints Ltd.	176,109
7,984	Aurobindo Pharma Ltd.	92,814
3,592	Avenue Supermarts Ltd.*(a)	76,731
437,001	Axis Bank Ltd.*	3,920,211
37,960	Bajaj Auto Ltd.	1,495,471
5,433	Bajaj Finance Ltd.	197,658
1,172	Bajaj Finserv Ltd.	101,209
6,684	Bharat Forge Ltd.	54,488
61,403	Bharat Petroleum Corp., Ltd.	287,610
44,185	Bharti Airtel Ltd.	199,918
10,392	Bharti Infratel Ltd.	38,249
224	Bosch Ltd.	61,029
1,646	Britannia Industries Ltd.	74,066
5,174	Cadila Healthcare Ltd.	27,042
102,680	Cholamandalam Investment and Finance Co., Ltd.	1,947,453
10,212	Cipla Ltd.	79,281
22,484	Coal India Ltd.	79,198
4,876	Container Corp. Of India Ltd.	47,276
17,075	Dabur India Ltd.	100,924

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 8.8% - (continued)
2,337	Divi’s Laboratories Ltd.	$47,881
3,476	Dr Reddy’s Laboratories Ltd.	134,926
418	Eicher Motors Ltd.	140,246
22,772	GAIL India Ltd.	112,034
3,495	Glenmark Pharmaceuticals Ltd.	32,860
11,010	Godrej Consumer Products Ltd.	118,808
10,126	Grasim Industries Ltd.	125,658
7,253	Havells India Ltd.	71,522
113,265	HCL Technologies Ltd.	1,651,286
113,500	HDFC Bank Ltd.	3,452,301
40,470	HDFC Bank Ltd., ADR	4,104,467
54,832	Hero MotoCorp Ltd.	2,405,837
32,091	Hindalco Industries Ltd.	104,284
17,031	Hindustan Petroleum Corp., Ltd.	56,749
19,972	Hindustan Unilever Ltd.	508,911
49,170	Housing Development Finance Corp., Ltd.	1,409,654
72,879	ICICI Bank Ltd.	372,246
8,567	Indiabulls Housing Finance Ltd., ADR	87,775
43,545	Indian Oil Corp., Ltd.	84,387
106,988	Infosys Ltd.	1,029,524
135,400	Infosys Ltd., ADR	1,335,044
2,780	InterGlobe Aviation Ltd.*(a)	41,463
106,692	ITC Ltd.	438,543
25,934	JSW Steel Ltd.	117,327
14,026	Larsen & Toubro Ltd.	288,076
10,062	LIC Housing Finance Ltd.	67,364
6,723	Lupin Ltd.	85,096
10,185	Mahindra & Mahindra Financial Services Ltd.	65,656
23,642	Mahindra & Mahindra Ltd.	268,591
11,385	Marico Ltd.	58,499
3,248	Maruti Suzuki India Ltd.	356,875
28,021	Motherson Sumi Systems Ltd.	62,398
39,302	Motilal Oswal Financial Services Ltd.	345,847
734	Nestle India Ltd.	114,378
56,971	NTPC Ltd.	113,494
40,163	Oil & Natural Gas Corp., Ltd.	80,403
169	Page Industries Ltd.	65,388
17,509	Petronet LNG Ltd.	53,057
172,000	Phoenix Mills Ltd.	1,535,917
3,761	Pidilite Industries Ltd.	62,927
2,512	Piramal Enterprises Ltd.	79,706
45,025	Power Grid Corp. of India Ltd.	116,688
83,900	Quess Corp., Ltd., (Restricted, cost - $1,312,293, acquired 2/1/18)*(a)(d)	876,247
24,982	REC Ltd.	35,977
87,226	Reliance Industries Ltd.	1,462,603
299	Shree Cement Ltd.	70,852
4,900	Shriram Transport Finance Co., Ltd.	81,097
55,042	State Bank of India*	224,631
25,878	Sun Pharmaceutical Industries Ltd.	182,442
165,385	Tata Consultancy Services Ltd.	4,686,712
48,552	Tata Motors Ltd.*	119,698
28,154	Tata Power Co., Ltd.	30,714
10,143	Tata Steel Ltd.	76,991
14,194	Tech Mahindra Ltd.	144,382
127,566	Titan Co., Ltd.	1,708,976
3,162	UltraTech Cement Ltd.	181,801
8,989	United Spirits Ltd.*	86,637
11,105	UPL Ltd.	121,235
42,900	Vedanta Ltd.	120,837
59,355	Vodafone Idea Ltd.*	30,204
34,194	Wipro Ltd.	160,071

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 8.8% - (continued)
51,506	Yes Bank Ltd.	$126,230
14,516	Zee Entertainment Enterprises Ltd.	102,039

	Total India	41,695,558

Indonesia - 3.4%
482,500	Adaro Energy Tbk PT	43,403
3,793,600	Astra International Tbk PT	2,277,173
306,800	Bank Central Asia Tbk PT	560,068
84,900	Bank Danamon Indonesia Tbk PT	44,085
6,751,824	Bank Mandiri Persero Tbk PT	3,498,353
241,100	Bank Negara Indonesia Persero Tbk PT	144,117
12,043,600	Bank Rakyat Indonesia Persero Tbk PT	3,062,410
112,200	Bank Tabungan Negara Persero Tbk PT	20,946
8,320,000	Bank Tabungan Pensiunan Nasional Syariah Tbk PT*	997,691
192,800	Bumi Serpong Damai Tbk PT*	18,284
231,100	Charoen Pokphand Indonesia Tbk PT	96,216
14,300	Gudang Garam Tbk PT	82,044
313,800	Hanjaya Mandala Sampoerna Tbk PT	81,063
77,100	Indah Kiat Pulp & Paper Corp. Tbk PT	56,927
57,500	Indocement Tunggal Prakarsa Tbk PT	76,869
58,600	Indofood CBP Sukses Makmur Tbk PT	40,414
146,800	Indofood Sukses Makmur Tbk PT	67,907
54,967	Jasa Marga Persero Tbk PT	15,884
715,400	Kalbe Farma Tbk PT	76,332
42,400	Pabrik Kertas Tjiwi Kimia Tbk PT*	33,573
615,200	Pakuwon Jati Tbk PT	25,393
275,400	Perusahaan Gas Negara Persero Tbk	37,708
1,751,800	Semen Indonesia Persero Tbk PT	1,478,777
254,800	Surya Citra Media Tbk PT	34,218
76,200	Tambang Batubara Bukit Asam Tbk PT*	21,417
1,570,287	Telekomunikasi Indonesia Persero Tbk PT	405,933
96,950	Telekomunikasi Indonesia Persero Tbk PT, ADR	2,511,005
60,800	Tower Bersama Infrastructure Tbk PT	17,073
42,300	Unilever Indonesia Tbk PT	125,297
51,300	United Tractors Tbk PT	98,738

	Total Indonesia	16,049,318

Kenya - 0.2%
4,859,000	Safaricom PLC	1,126,487

Luxembourg - 0.2%
4,473	Reinet Investments SCA	65,285
23,570	Ternium SA, ADR	684,001

	Total Luxembourg	749,286

Malaysia - 1.4%
46,100	AirAsia Group Bhd	33,960
25,600	Alliance Bank Malaysia Bhd	25,116
46,100	AMMB Holdings Bhd	47,035
94,700	Axiata Group Bhd	82,205
117,653	British American Tobacco Malaysia Bhd	1,061,792
144,107	CIMB Group Holdings Bhd	198,869
118,300	Dialog Group Bhd	89,689
88,600	DiGi.Com Bhd	89,815
3,400	Fraser & Neave Holdings Bhd*	27,073
52,500	Gamuda Bhd	29,633
70,400	Genting Bhd	105,746
101,600	Genting Malaysia Bhd	69,716
5,900	Genting Plantations Bhd	13,409
20,100	HAP Seng Consolidated Bhd	47,385
37,200	Hartalega Holdings Bhd	56,922
21,000	Hong Leong Bank Bhd	102,421
7,300	Hong Leong Financial Group Bhd	33,659
77,100	IHH Healthcare Bhd	99,237
86,800	IJM Corp. Bhd	33,826

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Malaysia - 1.4% - (continued)
56,900	IOI Corp. Bhd	$57,810
48,750	IOI Properties Group Bhd	19,010
13,100	Kuala Lumpur Kepong Bhd	76,747
116,909	Malayan Banking Bhd	262,899
1,194,400	Malaysia Airports Holdings Bhd	2,197,717
66,200	Maxis Bhd	85,940
36,500	MISC Bhd	53,645
1,700	Nestle Malaysia Bhd	60,685
78,600	Petronas Chemicals Group Bhd	173,034
6,200	Petronas Dagangan Bhd	38,264
20,700	Petronas Gas Bhd	93,744
20,400	PPB Group Bhd	85,841
37,500	Press Metal Aluminium Holdings Bhd	42,754
90,900	Public Bank Bhd	542,322
17,500	QL Resources Bhd*	29,526
36,700	RHB Bank Bhd	46,063
77,200	Sime Darby Bhd	42,398
77,200	Sime Darby Plantation Bhd	86,777
86,300	Sime Darby Property Bhd	20,555
59,600	SP Setia Bhd Group	30,690
28,900	Telekom Malaysia Bhd	16,133
94,700	Tenaga Nasional Bhd	322,527
41,500	Top Glove Corp. Bhd*	59,208
25,800	Westports Holdings Bhd	23,284
170,850	YTL Corp. Bhd	45,756

	Total Malaysia	6,760,837

Mexico - 2.6%
100,741	Alfa SAB de CV, Class A Shares	100,923
13,753	Alsea SAB de CV	34,468
203,009	América Móvil SAB de CV, Class L Shares, ADR	2,730,471
1,026,232	América Móvil SAB de CV, Series L	688,751
13,112	Arca Continental SAB de CV	67,817
1,623	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	9,900
60,579	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B Shares	74,469
448,462	Cemex SAB de CV, Class Preferred Shares*	230,475
14,105	Coca-Cola Femsa SAB de CV, Series L	85,427
4,997	El Puerto de Liverpool SAB de CV, Class C1 Shares	29,771
94,483	Fibra Uno Administracion SA de CV, REIT	95,164
60,098	Fomento Economico Mexicano SAB de CV	520,776
6,096	Gruma SAB de CV, Class B Shares	66,791
10,314	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	71,801
6,547	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	87,706
52,666	Grupo Bimbo SAB de CV, Series A	100,684
14,300	Grupo Carso SAB de CV, Series A1	45,711
78,028	Grupo Financiero Banorte SAB de CV, Class O Shares	357,683
69,598	Grupo Financiero Inbursa SAB de CV, Class O Shares	93,045
549,545	Grupo México SAB de CV, Series B	1,132,665
76,127	Grupo Televisa SAB	207,698
4,075	Industrias Peñoles SAB de CV	46,490
17,432	Infraestructura Energetica Nova SAB de CV	66,145
703,648	Kimberly-Clark de México SAB de CV, Class A Shares	1,041,993
7,978	Megacable Holdings SAB de CV*	36,376
34,823	Mexichem SAB de CV, Class A Shares	81,269
6,730	Promotora y Operadora de Infraestructura SAB de CV	59,453
521,000	Qualitas Controladora SAB de CV	1,124,003
332,100	Regional SAB de CV	1,432,942
679,080	Unifin Financiera SAB de CV SOFOM ENR	1,436,350
163,011	Wal-Mart de Mexico SAB de CV	403,818

	Total Mexico	12,561,035

Pakistan - 0.4%
432,635	Habib Bank Ltd.	435,666

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Pakistan - 0.4% - (continued)
649	Lucky Cement Ltd.	$2,308
22,300	MCB Bank Ltd.	33,091
253,262	Oil & Gas Development Co., Ltd.	269,002
882,758	Pakistan Petroleum Ltd.	1,081,015

	Total Pakistan	1,821,082

Peru - 0.3%
5,924	Cia de Minas Buenaventura SAA, ADR	83,766
6,325	Credicorp Ltd.	1,387,009
2,502	Southern Copper Corp.	83,767

	Total Peru	1,554,542

Philippines - 1.9%
66,680	Aboitiz Equity Ventures Inc.	66,481
37,300	Aboitiz Power Corp.	22,578
110,700	Alliance Global Group Inc.*	24,144
8,160	Ayala Corp.	148,155
3,905,050	Ayala Land Inc.	3,108,748
32,088	Bank of the Philippine Islands	57,545
63,014	BDO Unibank Inc.	156,635
11,371,900	Bloomberry Resorts Corp.	1,811,051
101,900	DMCI Holdings Inc.	24,000
845	Globe Telecom Inc.	31,832
2,593	GT Capital Holdings Inc.	44,021
1,053,540	International Container Terminal Services Inc.	1,879,320
80,180	JG Summit Holdings Inc.	73,881
14,790	Jollibee Foods Corp.	78,621
5,930	Manila Electric Co.	43,560
284,600	Megaworld Corp.	24,516
419,500	Metro Pacific Investments Corp.	37,654
20,311	Metropolitan Bank & Trust Co.	28,928
2,465	PLDT Inc.	54,607
41,376	PLDT Inc., ADR	892,894
52,523	Robinsons Land Corp.	20,489
70,120	Robinsons Retail Holdings Inc.	102,174
6,820	Security Bank Corp.	20,953
6,870	SM Investments Corp.	119,365
305,400	SM Prime Holdings Inc.	202,460
29,910	Universal Robina Corp.	73,055

	Total Philippines	9,147,667

Poland - 0.5%
3,146	Alior Bank SA*	45,223
839	Bank Handlowy w Warszawie SA	15,231
19,087	Bank Millennium SA*	46,361
4,933	Bank Polska Kasa Opieki SA	142,853
853	CCC SA	47,293
1,925	CD Projekt SA*	72,552
6,582	Cyfrowy Polsat SA*	39,020
1,402	Dino Polska SA*(a)	36,005
3,061	Grupa Lotos SA	66,211
1,516	Jastrzebska Spolka Weglowa SA*	26,237
4,727	KGHM Polska Miedz SA*	111,863
16,674	KRUK SA	761,429
37	LPP SA	76,290
371	mBank SA	39,962
16,889	Orange Polska SA*	21,290
21,259	PGE Polska Grupa Energetyczna SA*	65,436
8,984	Polski Koncern Naftowy ORLEN SA	260,885
56,283	Polskie Gornictwo Naftowe i Gazownictwo SA	95,754
26,972	Powszechna Kasa Oszczednosci Bank Polski SA	291,034
18,114	Powszechny Zaklad Ubezpieczen SA	204,819
1,001	Santander Bank Polska SA	94,109

	Total Poland	2,559,857

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Qatar - 0.4%
4,942	Barwa Real Estate Co.	$51,903
6,934	Commercial Bank QSC	80,396
24,295	Ezdan Holding Group PQSC*	84,930
5,423	Industries Qatar QSC	202,199
11,103	Masraf Al Rayan QSC	122,267
2,589	Ooredoo QPSC	56,163
1,485	Qatar Electricity & Water Co. QSC	73,466
5,483	Qatar Insurance Co. SAQ	53,996
4,186	Qatar Islamic Bank SAQ	174,685
13,945	Qatar National Bank QPSC	764,871

	Total Qatar	1,664,876

Romania - 0.0%
11,452	NEPI Rockcastle PLC	90,951

Russia - 5.0%
1,113,749	Alrosa PJSC	1,656,162
331,497	Gazprom PJSC	798,017
403,036	Gazprom PJSC, ADR	1,926,872
940,688	Inter RAO UES PJSC	57,494
15,034	Lukoil PJSC	1,098,604
42,517	Lukoil PJSC, ADR	3,112,244
93,906	Magnit PJSC, Class Registered Shares, GDR	1,203,272
51,311	Magnitogorsk Iron & Steel Works PJSC	35,845
2,054	MMC Norilsk Nickel PJSC	390,505
268,556	Mobile TeleSystems PJSC, ADR	1,990,000
51,000	Moscow Exchange MICEX-RTS PJSC	68,142
2,772	Novatek PJSC, Class Registered Shares, GDR	473,531
40,504	Novolipetsk Steel PJSC	95,735
3,394	PhosAgro PJSC, Class Registered Shares, GDR	45,350
763	Polyus PJSC	54,976
27,023	Rosneft Oil Co. PJSC	170,648
177,016	RusHydro PJSC	1,333
2,049,588	Sberbank of Russia PJSC	5,934,627
209,477	Sberbank of Russia PJSC, ADR	2,482,609
7,032	Severstal PJSC	105,239
208,839	Surgutneftegas PJSC	85,250
46,958	Tatneft PJSC	499,507
119,395,647	VTB Bank PJSC	66,503
3,506	X5 Retail Group NV, Class Registered Shares, GDR	90,300
54,420	Yandex NV, Class A Shares*	1,605,390

	Total Russia	24,048,155

Singapore - 0.0%
6,000	BOC Aviation Ltd.(a)	46,352

South Africa - 6.6%
21,850	Absa Group Ltd.	242,911
695,700	Advtech Ltd.	764,122
1,362	Anglo American Platinum Ltd.	43,805
11,988	AngloGold Ashanti Ltd.	120,052
12,321	Aspen Pharmacare Holdings Ltd.	130,951
10,547	Bid Corp., Ltd.	194,997
111,509	Bidvest Group Ltd.	1,657,198
1,307	Capitec Bank Holdings Ltd.	103,774
7,661	Clicks Group Ltd.	103,797
10,689	Discovery Ltd.	119,273
7,496	Exxaro Resources Ltd.	69,819
102,682	FirstRand Ltd.	495,877
39,637	Fortress REIT Ltd., Class A Shares	48,501
27,279	Fortress REIT Ltd., Class B Shares	27,950
6,660	Foschini Group Ltd.	84,440
27,102	Gold Fields Ltd.	78,765
93,869	Growthpoint Properties Ltd., REIT	159,867
7,453	Hyprop Investments Ltd., REIT	48,059

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Africa - 6.6% - (continued)
115,394	Imperial Holdings Ltd.	$529,858
7,975	Investec Ltd.	48,116
1,673	Kumba Iron Ore Ltd.	29,887
4,363	Liberty Holdings Ltd.	33,789
624,967	Life Healthcare Group Holdings Ltd.	1,176,872
26,001	MMI Holdings Ltd.*	32,481
115,394	Motus Holdings Ltd.*	724,416
8,026	Mr Price Group Ltd.	139,633
52,120	MTN Group Ltd.	328,718
39,719	Naspers Ltd., Class N Shares	7,979,434
94,106	Nedbank Group Ltd.	1,805,598
40,486	Netcare Ltd.	75,045
154,212	Old Mutual Ltd.	258,016
13,023	Pick n Pay Stores Ltd.	68,985
1,154,121	PPC Ltd.*	443,122
4,079	PSG Group Ltd.	69,240
20,832	Rand Merchant Investment Holdings Ltd.	54,063
170,225	Redefine Properties Ltd., REIT	117,808
16,875	Remgro Ltd.	246,039
8,617	Resilient REIT Ltd.	37,504
20,754	RMB Holdings Ltd.	117,214
328,134	Sanlam Ltd.	1,822,262
15,522	Sappi Ltd.	84,849
16,867	Sasol Ltd.	495,694
185,685	Shoprite Holdings Ltd.	2,642,408
5,711	SPAR Group Ltd.	80,704
163,430	Standard Bank Group Ltd.	2,070,777
6,698	Telkom SA SOC Ltd.	27,419
5,328	Tiger Brands Ltd.	103,054
1,534,173	Transaction Capital Ltd.	2,037,848
13,988	Truworths International Ltd.	89,017
208,405	Vodacom Group Ltd.(e)	1,887,852
325,550	Woolworths Holdings Ltd.	1,319,813

	Total South Africa	31,471,693

South Korea - 10.2%
976	Amorepacific Corp.	150,283
981	AMOREPACIFIC Group	57,065
217	BGF retail Co., Ltd.	37,691
7,996	BNK Financial Group Inc.	54,887
1,508	Celltrion Healthcare Co., Ltd.*	106,123
2,484	Celltrion Inc.*(e)	531,841
477	Celltrion Pharm Inc.*	28,187
2,195	Cheil Worldwide Inc.	45,954
238	CJ CheilJedang Corp.	71,569
488	CJ Corp.	57,060
353	CJ ENM Co., Ltd.	73,469
248	CJ Logistics Corp.*	35,310
27,342	Coway Co., Ltd.	1,915,360
950	Daelim Industrial Co., Ltd.	80,565
6,935	Daewoo Engineering & Construction Co., Ltd.*	30,883
1,129	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	33,105
1,584	DB Insurance Co., Ltd.	95,789
4,444	DGB Financial Group Inc.	34,971
1,233	Doosan Bobcat Inc.*	36,155
674	E-MART Inc.	117,318
1,475	Fila Korea Ltd.	66,884
1,746	GS Engineering & Construction Corp.	67,952
1,673	GS Holdings Corp.	77,064
684	GS Retail Co., Ltd.	23,237
9,106	Hana Financial Group Inc.	306,662
2,119	Hankook Tire Co., Ltd.	80,980

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 10.2% - (continued)
179	Hanmi Pharm Co., Ltd.	$70,918
319	Hanmi Science Co., Ltd.	21,175
5,435	Hanon Systems	51,094
3,358	Hanwha Chemical Corp.	56,997
1,147	Hanwha Corp.	30,850
245,107	Hanwha Life Insurance Co., Ltd.	973,960
755	HDC Hyundai Development Co-Engineering & Construction, Class E Shares*	28,447
889	HLB Inc.*	67,548
1,026	Hotel Shilla Co., Ltd.	79,036
403	Hyundai Department Store Co., Ltd.	33,876
2,491	Hyundai Engineering & Construction Co., Ltd.	123,270
569	Hyundai Glovis Co., Ltd.	62,954
1,137	Hyundai Heavy Industries Co., Ltd.*	134,743
330	Hyundai Heavy Industries Holdings Co., Ltd.*	116,717
2,170	Hyundai Marine & Fire Insurance Co., Ltd.	77,577
13,888	Hyundai Mobis Co., Ltd.	2,237,621
4,207	Hyundai Motor Co.	402,788
2,277	Hyundai Steel Co.	87,932
7,803	Industrial Bank of Korea	103,406
1,492	Kakao Corp.	150,554
3,383	Kangwon Land Inc.	97,387
59,408	KB Financial Group Inc.	2,499,961
184	KCC Corp.	45,939
8,291	Kia Motors Corp.	225,723
8,600	Koh Young Technology Inc.	619,500
2,521	Korea Aerospace Industries Ltd.*	71,335
7,576	Korea Electric Power Corp.	200,831
714	Korea Gas Corp.*	32,593
1,278	Korea Investment Holdings Co., Ltd.	77,660
269	Korea Zinc Co., Ltd.	102,514
1,791	Korean Air Lines Co., Ltd.	51,328
18,975	KT&G Corp.	1,761,242
672	Kumho Petrochemical Co., Ltd.	55,472
1,381	LG Chem Ltd.	427,595
2,934	LG Corp.	189,421
7,331	LG Display Co., Ltd.	115,517
3,468	LG Electronics Inc.	225,540
281	LG Household & Health Care Ltd.	291,901
518	LG Innotek Co., Ltd.	46,501
3,523	LG Uplus Corp.	55,662
521	Lotte Chemical Corp.	127,032
786	Lotte Corp.*	38,817
312	Lotte Shopping Co., Ltd.	60,218
144	Medy-Tox Inc.	72,536
12,449	Mirae Asset Daewoo Co., Ltd.	79,547
4,279	NAVER Corp.	483,173
568	NCSoft Corp.	259,733
740	Netmarble Corp.(a)	86,201
5,235	NH Investment & Securities Co., Ltd.	65,108
582	OCI Co., Ltd.	54,633
996	Orange Life Insurance Ltd.(a)	26,761
768	Orion Corp.	76,496
31	Ottogi Corp.	20,522
6,901	Pan Ocean Co., Ltd.*	28,321
177	Pearl Abyss Corp.*	30,335
2,420	POSCO	534,134
706	POSCO Chemtech Co., Ltd.*	42,664
1,385	Posco Daewoo Corp.	23,970
482	S-1 Corp.	41,433
2,126	Samsung Biologics Co., Ltd., (Restricted, cost - $380,699, acquired 5/11/17)*(a)(d)(f)	634,788
2,364	Samsung C&T Corp.	217,026

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 10.2% - (continued)
884	Samsung Card Co., Ltd.	$25,533
1,776	Samsung Electro-Mechanics Co., Ltd.(e)	192,457
397,666	Samsung Electronics Co., Ltd.	14,938,664
4,498	Samsung Engineering Co., Ltd.*	78,092
930	Samsung Fire & Marine Insurance Co., Ltd.	226,214
13,465	Samsung Heavy Industries Co., Ltd.*	89,183
2,175	Samsung Life Insurance Co., Ltd.	168,264
12,894	Samsung SDI Co., Ltd.	2,390,277
1,058	Samsung SDS Co., Ltd.	186,082
2,009	Samsung Securities Co., Ltd.	56,075
97,700	Shinhan Financial Group Co., Ltd.	3,601,830
241	Shinsegae Inc.	62,710
1,818	SillaJen Inc.*(e)	115,558
945	SK Holdings Co., Ltd.	238,193
93,891	SK Hynix Inc.	5,876,497
1,972	SK Innovation Co., Ltd.	347,150
674	SK Telecom Co., Ltd.	173,848
1,377	S-Oil Corp.	136,365
389	ViroMed Co., Ltd.*	68,984
15,205	Woori Bank	212,941
315	Yuhan Corp.	64,029

	Total South Korea	48,573,843

Spain - 0.7%
133,271	CIE Automotive SA	3,354,334

Switzerland - 0.2%
29,300	Wizz Air Holdings PLC, (Restricted, cost - $627,075, acquired 7/21/16)*(a)(d)	1,121,450

Taiwan - 6.7%
100,000	Acer Inc.*	64,974
8,799	Advantech Co., Ltd.	66,550
4,000	Airtac International Group	42,743
108,498	ASE Technology Holding Co., Ltd.*	219,197
60,000	Asia Cement Corp.	65,808
20,000	Asustek Computer Inc.	141,848
267,000	AU Optronics Corp.	109,239
310,100	Basso Industry Corp.	480,971
183,000	Catcher Technology Co., Ltd.	1,566,818
248,000	Cathay Financial Holding Co., Ltd.	390,065
37,740	Chailease Holding Co., Ltd.	117,474
136,587	Chang Hwa Commercial Bank Ltd.	77,447
67,000	Cheng Shin Rubber Industry Co., Ltd.	92,245
13,130	Chicony Electronics Co., Ltd.	25,650
67,000	China Airlines Ltd.	23,943
404,000	China Development Financial Holding Corp.	130,865
82,033	China Life Insurance Co., Ltd.	78,030
397,000	China Steel Corp.	309,339
410,900	Chroma ATE Inc.	1,599,789
121,000	Chunghwa Telecom Co., Ltd.	419,707
139,000	Compal Electronics Inc.	79,544
545,880	CTBC Financial Holding Co., Ltd.	363,084
62,000	Delta Electronics Inc.	261,633
297,259	E.Sun Financial Holding Co., Ltd.	200,333
5,100	Eclat Textile Co., Ltd.	63,924
55,642	Eva Airways Corp.	29,060
103,223	Evergreen Marine Corp. Taiwan Ltd.	39,120
102,000	Far Eastern New Century Corp.	94,611
41,000	Far EasTone Telecommunications Co., Ltd.	96,359
11,000	Feng TAY Enterprise Co., Ltd.	69,821
250,837	First Financial Holding Co., Ltd.	162,174
107,000	Formosa Chemicals & Fibre Corp.	368,999
36,000	Formosa Petrochemical Corp.	130,014
134,000	Formosa Plastics Corp.	433,937

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 6.7% - (continued)
39,000	Formosa Taffeta Co., Ltd.	$42,584
31,230	Foxconn Technology Co., Ltd.	63,257
204,000	Fubon Financial Holding Co., Ltd.	322,552
11,000	Giant Manufacturing Co., Ltd.	50,951
7,000	Globalwafers Co., Ltd.	82,834
127,920	Gourmet Master Co., Ltd.	1,015,749
21,000	Highwealth Construction Corp.	32,000
7,707	Hiwin Technologies Corp.	59,965
1,080,660	Hon Hai Precision Industry Co., Ltd.	2,530,553
8,000	Hotai Motor Co., Ltd.	61,396
205,088	Hua Nan Financial Holdings Co., Ltd.	116,637
268,000	Innolux Corp.	89,545
79,000	Inventec Corp.	56,556
3,541	Largan Precision Co., Ltd.	390,176
61,264	Lite-On Technology Corp., ADR	81,536
47,000	MediaTek Inc.	362,532
332,000	Mega Financial Holding Co., Ltd.	275,396
22,000	Micro-Star International Co., Ltd.	51,643
155,000	Nan Ya Plastics Corp.	373,627
30,000	Nanya Technology Corp.	59,228
7,000	Nien Made Enterprise Co., Ltd.	51,497
20,000	Novatek Microelectronics Corp.	84,772
63,000	Pegatron Corp.	106,693
4,000	Phison Electronics Corp.	32,503
56,000	Pou Chen Corp.	60,868
24,000	Powertech Technology Inc.	56,183
181,660	Poya International Co., Ltd.	1,761,356
16,539	President Chain Store Corp.	171,123
86,000	Quanta Computer Inc.	139,719
16,000	Realtek Semiconductor Corp.	73,283
15,120	Ruentex Development Co., Ltd.	24,056
14,400	Ruentex Industries Ltd.	42,432
311,787	Shin Kong Financial Holding Co., Ltd.	105,523
331,846	SinoPac Financial Holdings Co., Ltd.	114,482
16,629	Standard Foods Corp.	26,348
49,700	Synnex Technology International Corp.	58,348
212,000	TaiMed Biologics Inc.*	1,108,502
271,963	Taishin Financial Holding Co., Ltd.	119,398
109,101	Taiwan Business Bank	37,289
127,600	Taiwan Cement Corp.	143,398
271,337	Taiwan Cooperative Financial Holding Co., Ltd.	157,381
73,000	Taiwan High Speed Rail Corp.	73,077
54,000	Taiwan Mobile Co., Ltd.	190,806
1,586,582	Taiwan Semiconductor Manufacturing Co., Ltd.	11,582,613
57,000	Tatung Co., Ltd.*	74,846
148,000	Uni-President Enterprises Corp.	347,328
383,000	United Microelectronics Corp.	143,243
23,000	Vanguard International Semiconductor Corp.	48,204
11,000	Walsin Technology Corp.	67,822
10,000	Win Semiconductors Corp.	40,948
84,000	Winbond Electronics Corp.	40,764
80,361	Wistron Corp.	50,878
48,760	WPG Holdings Ltd.	59,250
8,188	Yageo Corp.	99,512
326,000	Yuanta Financial Holding Co., Ltd.	166,077
20,000	Zhen Ding Technology Holding Ltd.	50,988

	Total Taiwan	32,045,542

Thailand - 2.3%
32,300	Advanced Info Service PCL, NVDR	175,262
133,200	Airports of Thailand PCL, NVDR	258,463
8,100	Bangkok Bank PCL, Class Registered Shares	52,234

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Thailand - 2.3% - (continued)
123,700	Bangkok Dusit Medical Services PCL, NVDR	$100,839
259,800	Bangkok Expressway & Metro PCL, NVDR	69,932
62,000	Banpu PCL, NVDR	31,812
34,400	Berli Jucker PCL, NVDR	55,158
220,400	BTS Group Holdings PCL, NVDR	63,210
12,500	Bumrungrad Hospital PCL, NVDR	72,095
39,800	Central Pattana PCL, NVDR	91,555
94,800	Charoen Pokphand Foods PCL, NVDR	72,024
1,394,000	CP ALL PCL, NVDR	2,892,967
12,600	Delta Electronics Thailand PCL, NVDR	26,699
6,100	Electricity Generating PCL, NVDR	44,498
42,300	Energy Absolute PCL, NVDR	61,654
17,400	Glow Energy PCL, NVDR	46,039
10,000	Gulf Energy Development PCL, NVDR*	22,982
143,100	Home Product Center PCL, NVDR	66,140
47,300	Indorama Ventures PCL, NVDR	77,573
254,400	IRPC PCL, NVDR	47,315
255,000	Kasikornbank PCL	1,501,201
16,600	Kasikornbank PCL, NVDR	97,736
129,600	Krung Thai Bank PCL, NVDR	79,619
71,400	Minor International PCL, NVDR	78,847
10,000	Muangthai Capital PCL, NVDR*#	14,942
45,600	PTT Exploration & Production PCL, NVDR	183,161
66,200	PTT Global Chemical PCL, NVDR	158,492
329,400	PTT PCL, NVDR	492,675
20,200	Robinson PCL, NVDR	41,432
91,900	Siam Cement PCL, Class Registered Shares	1,243,550
11,200	Siam Cement PCL, NVDR	150,386
57,600	Siam Commercial Bank PCL, NVDR	243,690
150,000	Srisawad Corp PCL	227,549
1,112,613	Srisawad Corp. PCL, NVDR	1,699,997
34,900	Thai Oil PCL, NVDR	80,851
48,400	Thai Union Group PCL, NVDR	25,859
383,200	TMB Bank PCL, NVDR	26,992
336,600	True Corp. PCL, NVDR(e)	59,792

	Total Thailand	10,735,222

Turkey - 1.9%
60,054	Akbank Turk T.A.S.	87,830
5,229	Anadolu Efes Biracilik Ve Malt Sanayii AS	21,214
5,951	Arcelik AS	17,831
7,996	Aselsan Elektronik Sanayi Ve Ticaret AS	40,847
145,200	AvivaSA Emeklilik ve Hayat AS	336,077
6,058	BIM Birlesik Magazalar AS	98,304
41,908	Eregli Demir ve Celik Fabrikalari TAS	60,893
1,793	Ford Otomotiv Sanayi AS	18,561
27,526	Haci Ömer Sabanci Holding AS	43,331
515,923	KOC Holding AS	1,524,436
539,240	MLP Saglik Hizmetleri AS, (Restricted, cost - $1,738,995, acquired 2/7/18), Class B Shares*(a)(d)	1,397,151
26,692	Petkim Petrokimya Holding AS	27,041
596,254	Sok Marketler Ticaret AS*	1,312,201
4,165	TAV Havalimanlari Holding AS	18,685
386,100	Tofas Turk Otomobil Fabrikasi AS	1,437,604
96,392	Tüpras Türkiye Petrol Rafinerileri AS	2,307,174
14,117	Turk Hava Yollari AO*	45,871
28,601	Turkcell Iletisim Hizmetleri AS	69,656
64,600	Türkiye Garanti Bankasi AS	102,013
19,428	Türkiye Halk Bankasi AS	26,767
46,584	Turkiye Is Bankasi AS, Class C Shares	37,938
19,993	Türkiye Sise ve Cam Fabrikalari AS	19,266

	Total Turkey	9,050,691

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
United Arab Emirates - 0.5%
69,857	Abu Dhabi Commercial Bank PJSC	$149,401
139,638	Aldar Properties PJSC	60,884
64,729	DAMAC Properties Dubai Co. PJSC	33,033
5,041	DP World Ltd.	82,534
52,710	Dubai Islamic Bank PJSC	75,201
67,240	Emaar Malls PJSC	32,979
113,203	Emaar Properties PJSC	139,003
58,862	Emirates Telecommunications Group Co. PJSC	266,362
77,875	First Abu Dhabi Bank PJSC	288,540
28,200	NMC Health PLC	1,191,690

	Total United Arab Emirates	2,319,627

United Kingdom - 0.0%
3,779	Mondi Ltd.	83,357

United States - 0.2%
46,800	Laureate Education Inc., Class A Shares*	690,300
25,000	Nexteer Automotive Group Ltd.	37,802

	Total United States	728,102

Uruguay - 0.1%
246,860	Biotoscana Investments SA, BDR*	586,683

	TOTAL COMMON STOCKS (Cost - $395,169,736)	441,871,541

PREFERRED STOCKS - 2.9%
Brazil - 1.5%
103,120	Banco Bradesco SA, Class Preferred Shares	1,025,626
5,145	Braskem SA, Class Preferred A Shares	72,088
5,700	Centrais Eletricas Brasileiras SA, Class Preferred B Shares*	41,745
4,868	Cia Brasileira de Distribuicao, Class Preferred Shares	105,004
28,731	Cia Energetica de Minas Gerais, Class Preferred Shares	94,435
31,065	Gerdau SA, Class Preferred Shares	124,360
459,525	Itaú Unibanco Holding SA, Class Preferred Shares	4,280,455
134,114	Itausa - Investimentos Itau SA, Class Preferred Shares	427,983
21,975	Lojas Americanas SA, Class Preferred Shares	112,009
119,843	Petroleo Brasileiro SA, Class Preferred Shares	789,056
13,892	Telefonica Brasil SA, Class Preferred Shares	165,293

	Total Brazil	7,238,054

Chile - 0.0%
6,556	Embotelladora Andina SA, Class Preferred B Shares	23,322
3,692	Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares	163,263

	Total Chile	186,585

Colombia - 0.1%
12,985	Bancolombia SA, Class Preferred Shares	129,368
140,207	Grupo Aval Acciones y Valores SA, Class Preferred Shares	44,872
3,430	Grupo de Inversiones Suramericana SA, Class Preferred Shares	32,433

	Total Colombia	206,673

Russia - 0.0%
242,358	Surgutneftegas PJSC, Class Preferred Shares	136,552
13	Transneft PJSC, Class Preferred Shares	34,033

	Total Russia	170,585

South Korea - 1.3%
393	Amorepacific Corp., Class Preferred Shares	31,607
1,220	Hyundai Motor Co., Class Preferred 2nd Shares	76,164
835	Hyundai Motor Co., Class Preferred Shares	49,152
312	LG Chem Ltd., Class Preferred Shares	54,596
83	LG Household & Health Care Ltd., Class Preferred Shares	49,639
186,537	Samsung Electronics Co., Ltd., Class Preferred Shares	5,648,191

	Total South Korea	5,909,349

	TOTAL PREFERRED STOCKS (Cost - $10,651,202)	13,711,246

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value
WARRANT - 0.0%
Thailand - 0.0%
24,488		BTS Group Holdings PCL, NVDR, expires 12/29/19*(f) (Cost - $0)	$—

RIGHT - 0.0%
China - 0.0%
211		Fosun International Ltd. *(f) (Cost - $0)	—

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS
		(Cost - $405,820,938)	455,582,787

Face Amount†
SHORT-TERM INVESTMENTS (g) - 5.1%
MONEY MARKET FUND - 1.0%
$ 4,693,781		Invesco STIT - Government & Agency Portfolio, 2.082%, Institutional Class(h) (Cost - $4,693,781)	4,693,781

TIME DEPOSITS - 4.1%
3,621,841		Banco Santander SA - Frankfurt, 1.540% due 12/3/18	3,621,841
		BBH - Grand Cayman:
14,028	EUR	(0.570)% due 12/3/18	15,883
366	HKD	0.790% due 12/3/18	46
1	SGD	0.820% due 12/3/18	1
46,105	ZAR	5.250% due 12/3/18	3,327
		BNP Paribas - Paris:
1,823,309	HKD	0.790% due 12/3/18	233,039
1,976,585	ZAR	5.250% due 12/3/18	142,627
40,355	GBP	HSBC Bank - London, 0.360% due 12/3/18	51,440
15,469,106		JPMorgan Chase & Co. - New York, 1.540% due 12/3/18	15,469,106

		TOTAL TIME DEPOSITS (Cost - $19,537,310)	19,537,310

		TOTAL SHORT-TERM INVESTMENTS (Cost - $24,231,091)	24,231,091

		TOTAL INVESTMENTS - 100.7% (Cost - $430,052,029)	479,813,878

		Liabilities in Excess of Other Assets - (0.7)%	(3,190,217)

		TOTAL NET ASSETS - 100.0%	$476,623,661

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2018 amounts to approximately $8,836,588 and represents 1.9% of net assets.

(b)	Illiquid security.
(c)	Security trades on the Hong Kong exchange.
(d)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2018 amounts to approximately $7,309,335 and represents 1.5% of net assets.
(e)	All or a portion of this security is on loan (See Note 1).
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	Inclusive of all short-term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 4.1%.
(h)	Represents investment of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At November 30, 2018, for Emerging Markets Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Emerging Markets Equity Fund	$430,052,029	$97,168,269	$(47,459,034)	$49,709,235

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
BDR	—	Brazilian Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Financials:
Banks	18.4%
Insurance	4.2
Consumer Finance	1.9
Other Financials	1.3
Consumer Discretionary	14.3
Information Technology	14.3
Communication Services	13.1
Consumer Staples	6.0
Energy	5.6
Industrials	5.5
Materials	4.1
Health Care	2.7
Real Estate	1.9
Utilities	1.7
Short-Term Investments	5.0

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

At November 30, 2018, Emerging Markets Equity Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
MSCI Emerging Markets E-mini Index December Futures	45	12/18	$2,301,714	$2,249,100	$(52,614)

At November 30, 2018, Emerging Markets Equity Fund had deposited cash of $118,994 with a broker or brokers as margin collateral on an open exchange-traded futures contract.

Currency Abbreviations used in this schedule:

EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2%
Advertising - 0.0%
$ 54,000	B-	Clear Channel International BV, Company Guaranteed Notes, 8.750% due 12/15/20(a)	$55,485
		Interpublic Group of Cos., Inc. (The), Senior Unsecured Notes:
40,000	BBB	3.500% due 10/1/20	39,918
25,000	BBB	3.750% due 10/1/21	25,028

		Total Advertising	120,431

Aerospace/Defense - 1.0%
		BAE Systems Holdings Inc., Company Guaranteed Notes:
55,000	BBB	2.850% due 12/15/20(a)	54,089
70,000	BBB	3.800% due 10/7/24(a)	69,019
35,000	BBB	3.850% due 12/15/25(a)	34,404
25,000	A	Boeing Co. (The), Senior Unsecured Notes, 6.125% due 2/15/33	30,657
580,000	A+	General Dynamics Corp., Company Guaranteed Notes, 3.750% due 5/15/28	577,668
		Harris Corp., Senior Unsecured Notes:
865,000	BBB-	4.400% due 6/15/28	854,946
128,000	BBB-	5.054% due 4/27/45	129,730
		L3 Technologies Inc., Company Guaranteed Notes:
350,000	BBB-	3.850% due 6/15/23	347,296
35,000	BBB-	3.950% due 5/28/24	34,661
275,000	BBB-	3.850% due 12/15/26	264,906
415,000	BBB-	4.400% due 6/15/28	413,772
		Lockheed Martin Corp., Senior Unsecured Notes:
30,000	BBB+	3.100% due 1/15/23	29,411
400,000	BBB+	2.900% due 3/1/25	379,535
170,000	BBB+	3.550% due 1/15/26	166,904
40,000	BBB+	4.500% due 5/15/36	40,665
190,000	BBB+	4.070% due 12/15/42	177,005
190,000	BBB+	3.800% due 3/1/45	169,231
160,000	BBB+	4.700% due 5/15/46	163,715
46,000	BBB+	4.090% due 9/15/52	41,873
		Northrop Grumman Corp., Senior Unsecured Notes:
80,000	BBB	2.080% due 10/15/20	78,174
140,000	BBB	2.550% due 10/15/22	133,952
120,000	BBB	3.250% due 8/1/23	117,003
781,000	BBB	2.930% due 1/15/25	737,832
892,000	BBB	3.250% due 1/15/28	830,760
50,000	BBB	3.850% due 4/15/45	44,017
270,000	BBB	4.030% due 10/15/47	242,321
40,000	A+	Raytheon Co., Senior Unsecured Notes, 7.200% due 8/15/27	49,726
		Rockwell Collins Inc., Senior Unsecured Notes:
40,000	BBB+	3.100% due 11/15/21	39,328
215,000	BBB+	2.800% due 3/15/22	208,413
395,000	BBB-	Spirit AeroSystems Inc., Company Guaranteed Notes, 3.950% due 6/15/23	393,884
		United Technologies Corp., Senior Unsecured Notes:
855,000	BBB+	3.350% due 8/16/21	852,960
120,000	BBB+	3.950% due 8/16/25	118,708
210,000	BBB+	4.125% due 11/16/28	206,035
110,000	BBB+	4.500% due 6/1/42	103,230
190,000	BBB+	3.750% due 11/1/46	158,958

		Total Aerospace/Defense	8,294,788

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Agriculture - 0.4%
		Altria Group Inc., Company Guaranteed Notes:
$ 260,000	A-	9.250% due 8/6/19	$270,871
130,000	A-	4.750% due 5/5/21	132,658
250,000	A-	2.850% due 8/9/22	240,797
120,000	A-	2.950% due 5/2/23	115,478
132,000	A-	5.375% due 1/31/44	130,270
		BAT Capital Corp., Company Guaranteed Notes:
500,000	BBB+	2.764% due 8/15/22	473,835
240,000	BBB+	3.222% due 8/15/24	221,837
635,000	BBB+	3.557% due 8/15/27	566,415
285,000	BBB+	4.540% due 8/15/47	232,018
		Philip Morris International Inc., Senior Unsecured Notes:
240,000	A	1.875% due 11/1/19	237,264
190,000	A	2.900% due 11/15/21	186,239
110,000	A	2.500% due 11/2/22	104,903
40,000	A	3.375% due 8/11/25	38,727
60,000	A	4.500% due 3/20/42	56,207
		Reynolds American Inc., Company Guaranteed Notes:
10,000	BBB+	8.125% due 6/23/19	10,240
61,000	BBB+	3.250% due 6/12/20	60,450
50,000	BBB+	4.000% due 6/12/22	49,536
120,000	BBB+	4.850% due 9/15/23	121,631
110,000	BBB+	4.450% due 6/12/25	107,045
100,000	BBB+	5.850% due 8/15/45	96,962
105,000	BBB+	RJ Reynolds Tobacco Co., Company Guaranteed Notes, 6.875% due 5/1/20	109,463

		Total Agriculture	3,562,846

Airlines - 0.2%
266,559	A-	American Airlines Class A Pass-Through Trust, Series 2013-2, Pass-Thru Certificates, 4.950% due 1/15/23	272,542
99,370	A+	American Airlines Class A Pass-Through Trust, Series 2015-1, Pass-Thru Certificates, 3.375% due 5/1/27	94,675
86,500	BBB	American Airlines Class A Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 4.375% due 6/15/24(a)(b)	85,478
9,494	Baa3(c)	American Airlines Class A Pass-Through Trust, Series 2017-2, Pass-Thru Certificates, 3.700% due 10/15/25	9,212
284,887	BBB-	American Airlines Class B Pass-Through Trust, Series 2013-1, Pass-Thru Certificates, 5.625% due 1/15/21(a)	288,622
129,218	BBB-	American Airlines Class B Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 4.400% due 9/22/23(b)	127,978
1,588	BBB-	American Airlines Class B Pass-Through Trust, Series 2016-1, Pass-Thru Certificates, 5.250% due 1/15/24	1,643
61,990	A-	Continental Airlines Inc. Class A Pass-Through Trust, Series 2012-1, Pass-Thru Certificates, 4.150% due 4/11/24	62,627
90,445	A+	Continental Airlines Inc. Class A-1 Pass-Through Trust, Series 1999-2, Pass-Thru Certificates, 7.256% due 3/15/20	92,204
392,182	A+	Delta Air Lines Class A Pass-Through Trust, Series 2009-1, Pass-Thru Certificates, 7.750% due 12/17/19	406,648
54,000	BB+	Delta Air Lines Inc., Senior Unsecured Notes, 3.625% due 3/15/22	52,956
261,539	BBB-	Northwest Airlines Inc. Class A-1 Pass-Through Trust, Series 2001-1, Pass-Thru Certificates, 7.041% due 4/1/22	281,195
45,000	BBB+	Southwest Airlines Co., Senior Unsecured Notes, 2.750% due 11/16/22	43,383
4,786	Baa2(c)	United Airlines Class B Pass-Through Trust, Pass-Thru Certificates, 3.650% due 1/7/26	4,655
3,398	BBB	United Airlines Class B Pass-Through Trust, Pass-Thru Certificates, 4.750% due 4/11/22	3,438
11,527	BBB-	US Airways Class B Pass-Through Trust, Series 2013-1, Pass-Thru Certificates, 5.375% due 11/15/21	11,829
3,738	BBB-	US Airways Class B Pass-Through Trust, Series 2012-2, Pass-Thru Certificates, 6.750% due 6/3/21	3,935
180,266	A+	US Airways Pass-Through Trust, Series 2001-1G, Pass-Thru Certificates, 7.076% due 3/20/21	189,153

		Total Airlines	2,032,173

Apparel - 0.0%
		Hanesbrands Inc., Company Guaranteed Notes:
10,000	BB-	4.625% due 5/15/24(a)	9,675
70,000	BB-	4.875% due 5/15/26(a)	66,150
25,000	AA-	NIKE Inc., Senior Unsecured Notes, 2.375% due 11/1/26	22,610

		Total Apparel	98,435

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Auto Manufacturers - 1.0%
		Allison Transmission Inc., Senior Unsecured Notes:
$ 40,000	Ba3(c)	5.000% due 10/1/24(a)	$38,650
70,000	Ba3(c)	4.750% due 10/1/27(a)	63,350
65,000	A+	American Honda Finance Corp., Senior Unsecured Notes, 2.900% due 2/16/24	62,447
		BMW US Capital LLC, Company Guaranteed Notes:
30,000	A+	1.850% due 9/15/21(a)	28,531
70,000	A+	2.800% due 4/11/26(a)	63,709
		Daimler Finance North America LLC, Company Guaranteed Notes:
500,000	A	1.500% due 7/5/19(a)	495,177
150,000	A	2.700% due 8/3/20(a)	147,795
235,000	A	3.750% due 11/5/21(a)	234,273
		Ford Motor Co., Senior Unsecured Notes:
60,000	BBB	7.450% due 7/16/31	61,987
60,000	BBB	4.750% due 1/15/43	45,308
100,000	BBB	5.291% due 12/8/46	80,599
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
250,000	BBB	2.597% due 11/4/19	246,750
320,000	BBB	8.125% due 1/15/20	333,408
290,000	BBB	2.425% due 6/12/20	280,790
420,000	BBB	2.343% due 11/2/20	403,063
400,000	BBB	3.200% due 1/15/21	386,919
440,000	BBB	3.305% (3-Month USD-LIBOR + 0.880%) due 10/12/21(d)	431,527
295,000	BBB	3.339% due 3/28/22	278,219
400,000	BBB	3.096% due 5/4/23	361,789
200,000	BBB	4.389% due 1/8/26	180,423
		General Motors Co., Senior Unsecured Notes:
340,000	BBB	6.250% due 10/2/43	312,278
455,000	BBB	5.200% due 4/1/45	379,125
115,000	BBB	6.750% due 4/1/46	112,126
75,000	BBB	5.400% due 4/1/48	64,968
		General Motors Financial Co., Inc., Company Guaranteed Notes:
435,000	BBB	2.400% due 5/9/19	433,145
295,000	BBB	3.200% due 7/13/20	291,902
230,000	BBB	2.450% due 11/6/20	223,594
25,000	BBB	3.550% due 4/9/21	24,579
100,000	BBB	4.375% due 9/25/21	99,966
15,000	BBB	3.450% due 4/10/22	14,415
250,000	BBB	3.950% due 4/13/24	237,357
70,000	BBB	4.350% due 4/9/25	66,632
		Hyundai Capital America, Senior Unsecured Notes:
90,000	BBB+	1.750% due 9/27/19(a)	88,726
20,000	BBB+	2.550% due 4/3/20(a)	19,666
218,000	BBB+	3.000% due 10/30/20(a)	214,647
10,000	BBB+	3.750% due 7/8/21(a)	9,907
		Hyundai Capital Services Inc., Senior Unsecured Notes:
200,000	BBB+	3.000% due 8/29/22(a)	191,983
200,000	BBB+	3.750% due 3/5/23(a)	196,151
		Nissan Motor Acceptance Corp., Senior Unsecured Notes:
150,000	A	3.150% due 3/15/21(a)	147,653
20,000	A	3.650% due 9/21/21(a)	19,812
30,000	AA-	Toyota Motor Credit Corp., Senior Unsecured Notes, 3.450% due 9/20/23	29,718
		Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
220,000	BBB+	2.400% due 5/22/20(a)	216,128

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Auto Manufacturers - 1.0% - (continued)
$ 370,000	BBB+	3.875% due 11/13/20(a)	$370,338
200,000	BBB+	4.000% due 11/12/21(a)	199,552
130,000	BBB+	Volkswagen International Finance NV, Company Guaranteed Notes, 4.000% due 8/12/20(a)	130,847

		Total Auto Manufacturers	8,319,929

Auto Parts & Equipment - 0.1%
21,000	BBB	Aptiv Corp., Company Guaranteed Notes, 4.150% due 3/15/24	20,756
6,000	BBB	Aptiv PLC, Company Guaranteed Notes, 4.400% due 10/1/46	5,121
23,000	BBB-	Lear Corp., Senior Unsecured Notes, 5.250% due 1/15/25	23,564
		ZF North America Capital Inc., Company Guaranteed Notes:
160,000	BBB-	4.500% due 4/29/22(a)	159,122
280,000	BBB-	4.750% due 4/29/25(a)	270,972

		Total Auto Parts & Equipment	479,535

Banks - 10.5%
756,000	A	ABN AMRO Bank NV, Senior Unsecured Notes, 2.650% due 1/19/21(a)	742,818
250,000	AA-	Australia & New Zealand Banking Group Ltd., Senior Unsecured Notes, 2.250% due 11/9/20	244,643
		Banco Santander SA, Senior Unsecured Notes:
400,000	A-	3.848% due 4/12/23	385,804
600,000	A-	4.379% due 4/12/28	553,922
		Bank of America Corp.:
		Senior Unsecured Notes:
950,000	A-	2.369% (3-Month USD-LIBOR + 0.660%) due 7/21/21(d)	930,506
1,310,000	A-	2.738% (3-Month USD-LIBOR + 0.370%) due 1/23/22(d)	1,283,742
750,000	A-	3.499% (3-Month USD-LIBOR + 0.630%) due 5/17/22(d)	746,287
971,000	A-	3.004% (3-Month USD-LIBOR + 0.790%) due 12/20/23(d)	932,280
490,000	A-	4.125% due 1/22/24	492,359
1,105,000	A-	3.550% (3-Month USD-LIBOR + 0.780%) due 3/5/24(d)	1,084,026
530,000	A-	4.000% due 4/1/24	529,541
344,000	A-	3.875% due 8/1/25	339,776
465,000	A-	3.093% (3-Month USD-LIBOR + 1.090%) due 10/1/25(d)	438,016
210,000	A-	3.500% due 4/19/26	199,286
330,000	A-	3.824% (3-Month USD-LIBOR + 1.575%) due 1/20/28(d)	316,047
300,000	A-	3.705% (3-Month USD-LIBOR + 1.512%) due 4/24/28(d)	283,418
50,000	A-	3.593% (3-Month USD-LIBOR + 1.370%) due 7/21/28(d)	47,144
604,000	A-	3.419% (3-Month USD-LIBOR + 1.040%) due 12/20/28(d)	557,011
530,000	A-	4.271% (3-Month USD-LIBOR + 1.310%) due 7/23/29(d)	520,065
240,000	A-	5.000% due 1/21/44	244,559
40,000	A-	3.946% (3-Month USD-LIBOR + 1.190%) due 1/23/49(d)	34,493
		Subordinated Notes:
1,205,000	BBB+	4.200% due 8/26/24	1,193,501
1,125,000	BBB+	4.000% due 1/22/25	1,092,024
40,000	BBB+	4.450% due 3/3/26	39,399
50,000	BBB+	Bank of Montreal, Subordinated Notes, 3.803% (5-Year USD Swap Rate + 1.432%) due 12/15/32(d)	45,655
		Bank of New York Mellon Corp. (The):
		Senior Unsecured Notes:
500,000	A	2.661% (3-Month USD-LIBOR + 0.634%) due 5/16/23(d)	482,550
195,000	A	3.400% due 5/15/24	191,342
72,000	A	3.442% (3-Month USD-LIBOR + 1.069%) due 2/7/28(d)	68,920
120,000	A-	Subordinated Notes, 3.300% due 8/23/29	111,159
270,000	A+	Bank of Nova Scotia (The), Senior Unsecured Notes, 3.125% due 4/20/21	268,212
400,000	A	Banque Federative du Credit Mutuel SA, Senior Unsecured Notes, 2.750% due 10/15/20(a)	393,634
100,000	BBB-	Barclays Bank PLC, Subordinated Notes, 5.140% due 10/14/20	101,693
		Barclays PLC, Senior Unsecured Notes:
400,000	BBB	3.250% due 1/12/21	390,882

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Banks - 10.5% - (continued)
$ 380,000	BBB	3.684% due 1/10/23	$362,778
830,000	BBB	4.338% (3-Month USD-LIBOR + 1.356%) due 5/16/24(d)	805,662
260,000	BBB	4.375% due 1/12/26	246,422
620,000	BBB	4.972% (3-Month USD-LIBOR + 1.902%) due 5/16/29(d)	590,895
		BNP Paribas SA:
		Senior Unsecured Notes:
270,000	A-	3.375% due 1/9/25(a)	251,291
750,000	A-	4.400% due 8/14/28(a)	722,169
200,000	BBB+	Subordinated Notes, 4.375% (5-Year USD Swap Rate + 1.483%) due 3/1/33(a)(d)	184,275
200,000	BBB+	BPCE SA, Subordinated Notes, 4.875% due 4/1/26(a)	195,263
		Capital One Financial Corp.:
60,000	BBB	Senior Unsecured Notes, 3.500% due 6/15/23	58,386
40,000	BBB-	Subordinated Notes, 3.750% due 7/28/26	36,388
		Capital One NA, Senior Unsecured Notes:
280,000	BBB+	2.350% due 1/31/20	276,618
280,000	BBB+	2.250% due 9/13/21	267,147
		CIT Group Inc., Senior Unsecured Notes:
140,000	BB+	4.750% due 2/16/24	137,113
40,000	BB+	5.250% due 3/7/25	40,292
		Citibank NA, Senior Unsecured Notes:
925,000	A+	3.050% due 5/1/20	920,381
280,000	A+	3.400% due 7/23/21	278,302
		Citigroup Inc.:
530,000	BB+	Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%)(d)(e)	509,462
		Senior Unsecured Notes:
500,000	BBB+	2.050% due 12/7/18	499,967
1,000,000	BBB+	2.500% due 7/29/19	995,749
500,000	BBB+	2.450% due 1/10/20	494,826
104,000	BBB+	8.125% due 7/15/39	142,495
196,000	BBB+	4.650% due 7/30/45	187,035
		Subordinated Notes:
690,000	BBB	4.400% due 6/10/25	678,555
250,000	BBB	5.500% due 9/13/25	260,717
890,000	BBB	4.300% due 11/20/26	858,639
390,000	BBB	4.450% due 9/29/27	376,898
30,000	BBB	6.625% due 6/15/32	34,410
100,000	BBB	6.675% due 9/13/43	118,201
286,000	BBB	5.300% due 5/6/44	285,336
30,000	BBB	4.750% due 5/18/46	27,676
15,000	BBB+	Citizens Financial Group Inc., Senior Unsecured Notes, 2.375% due 7/28/21	14,474
340,000	BBB-	Commerzbank AG, Subordinated Notes, 8.125% due 9/19/23(a)	375,229
		Commonwealth Bank of Australia, Senior Unsecured Notes:
55,000	AA-	3.450% due 3/16/23(a)	54,405
210,000	AA-	3.900% due 7/12/47(a)	188,804
		Cooperatieve Rabobank UA:
		Company Guaranteed Notes:
310,000	BBB+	4.625% due 12/1/23	311,874
990,000	BBB+	4.375% due 8/4/25	967,987
320,000	BBB-	Junior Subordinated Notes, 11.000% (3-Month USD-LIBOR + 10.868%)(a)(d)(e)	334,000
		Senior Unsecured Notes:
100,000	A+	4.750% due 1/15/20(a)	101,538
510,000	A+	2.500% due 1/19/21	499,003
800,000	A+	3.125% due 4/26/21	792,734

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Banks - 10.5% - (continued)
$ 250,000	A-	Credit Agricole SA, Senior Unsecured Notes, 3.250% due 10/4/24(a)	$231,539
		Credit Suisse Group AG, Senior Unsecured Notes:
400,000	BBB+	4.282% due 1/9/28(a)	381,736
250,000	BBB+	3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(a)(d)	230,405
		Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes:
250,000	BBB+	2.750% due 3/26/20	246,988
250,000	BBB+	3.125% due 12/10/20	246,572
250,000	BBB+	3.450% due 4/16/21	248,006
320,000	BBB+	4.550% due 4/17/26	314,754
		Deutsche Bank AG, Senior Unsecured Notes:
300,000	BBB-	4.250% due 2/4/21	295,743
140,000	BBB-	3.375% due 5/12/21	135,444
510,000	BBB-	4.250% due 10/14/21	497,834
150,000	BBB-	4.100% due 1/13/26	135,812
250,000	BBB	Discover Bank, Senior Unsecured Notes, 3.100% due 6/4/20	247,634
1,085,000	A+	Goldman Sachs Bank USA, Senior Unsecured Notes, 3.200% due 6/5/20	1,082,624
21,000	BB	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000% (3-Month USD-LIBOR + 0.768%)(d)(e)	15,790
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
600,000	BBB+	2.550% due 10/23/19	595,987
140,000	BBB+	2.300% due 12/13/19	138,548
810,000	BBB+	6.000% due 6/15/20	838,241
190,000	BBB+	2.750% due 9/15/20	186,844
120,000	BBB+	2.875% due 2/25/21	117,750
155,000	BBB+	5.250% due 7/27/21	160,023
40,000	BBB+	3.307% (3-Month USD-LIBOR + 0.780%) due 10/31/22(d)	39,638
275,000	BBB+	4.000% due 3/3/24	270,406
350,000	BBB+	3.272% (3-Month USD-LIBOR + 1.201%) due 9/29/25(d)	326,506
150,000	BBB+	3.786% (3-Month USD-LIBOR + 1.170%) due 5/15/26(d)	146,617
150,000	BBB+	3.500% due 11/16/26	138,276
210,000	BBB+	3.850% due 1/26/27	198,130
250,000	BBB+	3.691% (3-Month USD-LIBOR + 1.510%) due 6/5/28(d)	231,537
1,275,000	BBB+	3.814% (3-Month USD-LIBOR + 1.158%) due 4/23/29(d)	1,186,507
615,000	BBB+	4.223% (3-Month USD-LIBOR + 1.301%) due 5/1/29(d)	590,637
210,000	BBB+	6.250% due 2/1/41	238,765
210,000	BBB+	4.750% due 10/21/45	199,563
		Subordinated Notes:
610,000	BBB-	4.250% due 10/21/25	588,835
460,000	BBB-	6.750% due 10/1/37	526,264
290,000	BBB-	5.150% due 5/22/45	278,536
		HSBC Holdings PLC:
		Junior Subordinated Notes:
210,000	Baa3(c)	6.375% (5-Year USD 1100 Run ICE Swap Rate + 3.705%)(d)(e)	200,470
240,000	Baa3(c)	6.250% (5-Year USD 1100 Run ICE Swap Rate + 3.453%)(d)(e)	226,716
240,000	Baa3(c)	6.500% (5-Year USD 1100 Run ICE Swap Rate + 3.606%)(d)(e)	220,651
		Senior Unsecured Notes:
200,000	A	3.400% due 3/8/21	197,793
200,000	A	2.650% due 1/5/22	192,580
200,000	A	3.950% (3-Month USD-LIBOR + 0.987%) due 5/18/24(d)	197,267
1,210,000	A	4.583% (3-Month USD-LIBOR + 1.535%) due 6/19/29(d)	1,185,500
		Subordinated Notes:
240,000	BBB+	4.250% due 8/18/25	230,468
390,000	BBB+	6.500% due 9/15/37	438,951

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Banks - 10.5% - (continued)
		HSBC USA Inc.:
$ 220,000	A	Senior Unsecured Notes, 2.350% due 3/5/20	$217,175
100,000	A-	Subordinated Notes, 5.000% due 9/27/20	101,883
		ING Bank NV:
		Senior Unsecured Notes:
610,000	A+	2.450% due 3/16/20(a)	602,694
200,000	A+	2.750% due 3/22/21(a)	196,550
200,000	BBB+	Subordinated Notes, 5.800% due 9/25/23(a)	208,256
		Intesa Sanpaolo SpA:
		Senior Unsecured Notes:
400,000	BBB	3.125% due 7/14/22(a)	361,495
200,000	BBB	3.375% due 1/12/23(a)	179,832
580,000	BBB	3.875% due 7/14/27(a)	473,546
200,000	BBB	3.875% due 1/12/28(a)	161,630
810,000	BB+	Subordinated Notes, 5.017% due 6/26/24(a)	711,143
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
200,000	A-	2.250% due 1/23/20	197,621
555,000	A-	2.750% due 6/23/20	549,903
90,000	A-	4.400% due 7/22/20	91,425
200,000	A-	2.550% due 3/1/21	195,965
10,000	A-	3.514% (3-Month USD-LIBOR + 0.610%) due 6/18/22(d)	9,964
99,000	A-	2.972% due 1/15/23	95,842
624,000	A-	2.776% (3-Month USD-LIBOR + 0.935%) due 4/25/23(d)	601,729
55,000	A-	3.717% (3-Month USD-LIBOR + 1.230%) due 10/24/23(d)	55,299
175,000	A-	3.559% (3-Month USD-LIBOR + 0.730%) due 4/23/24(d)	171,431
285,000	A-	3.797% (3-Month USD-LIBOR + 0.890%) due 7/23/24(d)	282,114
1,130,000	A-	4.023% (3-Month USD-LIBOR + 1.000%) due 12/5/24(d)	1,127,367
180,000	A-	3.300% due 4/1/26	169,338
580,000	A-	3.782% (3-Month USD-LIBOR + 1.337%) due 2/1/28(d)	557,121
100,000	A-	3.540% (3-Month USD-LIBOR + 1.380%) due 5/1/28(d)	94,355
1,420,000	A-	3.509% (3-Month USD-LIBOR + 0.945%) due 1/23/29(d)	1,328,900
950,000	A-	4.203% (3-Month USD-LIBOR + 1.260%) due 7/23/29(d)	931,945
80,000	A-	4.452% (3-Month USD-LIBOR + 1.330%) due 12/5/29(d)	79,837
		Subordinated Notes:
55,000	BBB+	3.375% due 5/1/23	53,572
270,000	BBB+	3.875% due 9/10/24	264,397
210,000	BBB+	4.250% due 10/1/27	204,876
290,000	BBB+	4.950% due 6/1/45	289,386
		JPMorgan Chase Bank NA, Senior Unsecured Notes:
1,065,000	A+	2.868% (3-Month USD-LIBOR + 0.250%) due 2/13/20(d)	1,061,391
1,340,000	A+	2.604% (3-Month USD-LIBOR + 0.280%) due 2/1/21(d)	1,326,778
750,000	A+	3.086% (3-Month USD-LIBOR + 0.350%) due 4/26/21(d)	745,443
		KeyCorp, Senior Unsecured Notes:
150,000	BBB+	2.900% due 9/15/20	148,555
45,000	BBB+	4.150% due 10/29/25	45,191
		Lloyds Bank PLC, Company Guaranteed Notes:
425,000	A+	2.700% due 8/17/20	419,175
725,000	BBB	6.500% due 9/14/20(a)	753,160
		Lloyds Banking Group PLC:
		Senior Unsecured Notes:
200,000	BBB+	3.000% due 1/11/22	192,593
435,000	BBB+	2.907% (3-Month USD-LIBOR + 0.810%) due 11/7/23(d)	409,279

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Banks - 10.5% - (continued)
$ 220,000	BBB+	4.450% due 5/8/25	$215,998
200,000	BBB+	4.375% due 3/22/28	188,190
200,000	BBB+	3.574% (3-Month USD-LIBOR + 1.205%) due 11/7/28(d)	176,136
450,000	BBB-	Subordinated Notes, 4.582% due 12/10/25	425,255
500,000	A	Macquarie Bank Ltd., Senior Unsecured Notes, 2.600% due 6/24/19(a)	498,489
220,000	BBB	Macquarie Group Ltd., Senior Unsecured Notes, 4.654% (3-Month USD-LIBOR + 1.727%) due 3/27/29(a)(d)	213,761
340,000	A-	Mizuho Financial Group Inc., Senior Unsecured Notes, 2.953% due 2/28/22	331,493
250,000	AA-	National Australia Bank Ltd., Senior Unsecured Notes, 2.125% due 5/22/20	245,595
		Nordea Bank Abp:
		Senior Unsecured Notes:
335,000	AA-	4.875% due 1/27/20(a)	340,737
200,000	A	3.750% due 8/30/23(a)	195,904
300,000	A-	Subordinated Notes, 4.875% due 5/13/21(a)	304,321
		PNC Bank NA, Senior Unsecured Notes:
1,000,000	A	2.250% due 7/2/19	995,824
750,000	A	2.400% due 10/18/19	745,732
		Royal Bank of Canada, Senior Unsecured Notes:
100,000	AA-	2.125% due 3/2/20	98,743
120,000	AA-	2.150% due 10/26/20	117,417
270,000	AA-	3.200% due 4/30/21	269,016
		Royal Bank of Scotland Group PLC:
		Senior Unsecured Notes:
200,000	BBB-	3.498% (3-Month USD-LIBOR + 1.480%) due 5/15/23(d)	190,693
200,000	BBB-	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(d)	194,893
		Subordinated Notes:
30,000	BB	6.125% due 12/15/22	30,457
320,000	BB	6.100% due 6/10/23	325,470
80,000	BB	6.000% due 12/19/23	80,515
110,000	BB	5.125% due 5/28/24	106,404
30,000	BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 4.500% due 7/17/25	29,085
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
180,000	BBB	2.875% due 10/16/20	177,490
600,000	BBB	2.875% due 8/5/21	577,372
1,050,000	BBB	3.373% (3-Month USD-LIBOR + 1.080%) due 1/5/24(d)	991,987
		Santander UK PLC:
		Senior Unsecured Notes:
70,000	A	2.375% due 3/16/20	68,890
380,000	A	3.400% due 6/1/21	376,929
		Subordinated Notes:
300,000	BBB-	5.000% due 11/7/23(a)	293,514
170,000	BBB-	7.950% due 10/26/29	204,262
		Societe Generale SA, Senior Unsecured Notes:
205,000	A	2.625% due 9/16/20(a)	201,697
260,000	A	2.500% due 4/8/21(a)	253,345
		Standard Chartered PLC:
420,000	BBB+	Senior Unsecured Notes, 2.250% due 4/17/20(a)	412,475
400,000	BBB-	Subordinated Notes, 5.700% due 3/26/44(a)	394,432
		State Street Corp., Senior Unsecured Notes:
25,000	A	1.950% due 5/19/21	24,144
140,000	A	3.776% (3-Month USD-LIBOR + 0.770%) due 12/3/24(d)	140,426
60,000	A	2.650% due 5/19/26	55,119
250,000	A	Sumitomo Mitsui Banking Corp., Company Guaranteed Notes, 2.755% (3-Month USD-LIBOR + 0.310%) due 10/18/19(d)	249,840
		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Banks - 10.5% - (continued)
$ 575,000	A-	2.934% due 3/9/21	$567,891
140,000	A-	2.058% due 7/14/21	135,007
90,000	A-	2.778% due 10/18/22	86,830
205,000	A	Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 1.950% due 9/19/19(a)	202,971
200,000	A-	SunTrust Bank, Senior Unsecured Notes, 3.525% (3-Month USD-LIBOR + 0.500%) due 10/26/21(d)	199,711
35,000	BBB+	SunTrust Banks Inc., Senior Unsecured Notes, 4.000% due 5/1/25	34,809
250,000	AA-	Svenska Handelsbanken AB, Company Guaranteed Notes, 3.350% due 5/24/21	248,594
250,000	BBB	Synchrony Bank, Senior Unsecured Notes, 3.650% due 5/24/21	244,760
50,000	BBB-	Synovus Financial Corp., Senior Unsecured Notes, 3.125% due 11/1/22	47,188
170,000	AA-	Toronto-Dominion Bank (The), Senior Unsecured Notes, 3.250% due 6/11/21	169,558
		UBS AG, Senior Unsecured Notes:
350,000	A+	2.375% due 8/14/19	347,968
760,000	A+	2.350% due 3/26/20	749,329
230,000	A+	2.200% due 6/8/20(a)	225,725
200,000	A+	2.450% due 12/1/20(a)	195,844
		UBS Group Funding Switzerland AG, Company Guaranteed Notes:
260,000	A-	2.650% due 2/1/22(a)	249,506
650,000	A-	3.491% due 5/23/23(a)	631,204
795,000	A-	2.859% (3-Month USD-LIBOR + 0.954%) due 8/15/23(a)(d)	759,626
200,000	A-	4.125% due 9/24/25(a)	196,689
310,000	A-	4.253% due 3/23/28(a)	303,070
		US Bank NA, Senior Unsecured Notes:
250,000	AA-	2.050% due 10/23/20	244,244
250,000	AA-	3.150% due 4/26/21	248,667
700,000	AA-	3.400% due 7/24/23	691,188
470,000	BBB-	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% (3-Month USD-LIBOR + 0.930%)(d)(e)	454,725
230,000	BBB+	Wachovia Corp., Subordinated Notes, 5.500% due 8/1/35	243,125
		Wells Fargo & Co.:
60,000	BBB-	Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 3.990%)(d)(e)	61,186
		Senior Unsecured Notes:
249,000	A-	2.600% due 7/22/20	245,138
185,000	A-	2.625% due 7/22/22	177,463
41,000	A-	3.550% due 9/29/25	39,243
504,000	A-	3.000% due 4/22/26	464,803
910,000	A-	3.000% due 10/23/26	830,060
580,000	A-	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(d)	548,700
		Subordinated Notes:
330,000	BBB+	3.450% due 2/13/23	322,115
169,000	BBB+	4.480% due 1/16/24	171,548
950,000	BBB+	4.300% due 7/22/27	921,429
230,000	BBB+	5.375% due 11/2/43	235,492
110,000	BBB+	5.606% due 1/15/44	116,685
280,000	BBB+	4.650% due 11/4/44	259,697
450,000	BBB+	4.900% due 11/17/45	433,166
40,000	BBB+	4.400% due 6/14/46	36,050
160,000	BBB+	4.750% due 12/7/46	151,652
		Wells Fargo Bank NA, Senior Unsecured Notes:
590,000	A+	2.150% due 12/6/19	583,426
2,000,000	A+	2.400% due 1/15/20	1,983,356
1,040,000	A+	2.600% due 1/15/21	1,018,726
615,000	A+	3.325% (3-Month USD-LIBOR + 0.490%) due 7/23/21(d)	611,850
835,000	A+	3.625% due 10/22/21	834,091
100,000	BBB-	Wells Fargo Capital X, Limited Guaranteed Notes, 5.950% due 12/15/36	104,500

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Banks - 10.5% - (continued)
		Westpac Banking Corp., Senior Unsecured Notes:
$ 380,000	AA-	4.875% due 11/19/19	$386,011
70,000	AA-	2.150% due 3/6/20	69,025
20,000	AA-	2.300% due 5/26/20	19,717
275,000	AA-	2.600% due 11/23/20	271,095
195,000	AA-	3.650% due 5/15/23	194,352

		Total Banks	89,146,008

Beverages - 0.7%
		Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
840,000	A-	3.650% due 2/1/26(a)	793,158
460,000	A-	4.700% due 2/1/36(a)	433,956
569,000	A-	4.900% due 2/1/46(a)	530,073
		Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes:
200,000	A-	2.650% due 2/1/21	196,051
316,000	A-	2.625% due 1/17/23	298,473
145,000	A-	3.300% due 2/1/23	140,479
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
255,000	A-	2.500% due 7/15/22	242,472
220,000	A-	3.500% due 1/12/24	212,326
495,000	A-	4.000% due 4/13/28	473,833
55,000	A-	4.750% due 4/15/58	48,485
		Bacardi Ltd., Company Guaranteed Notes:
140,000	BBB-	4.700% due 5/15/28(a)	135,459
140,000	BBB-	5.300% due 5/15/48(a)	129,043
545,000	A-	Coca-Cola Femsa SAB de CV, Company Guaranteed Notes, 4.625% due 2/15/20	551,857
		Constellation Brands Inc., Company Guaranteed Notes:
45,000	BBB	3.209% (3-Month USD-LIBOR + 0.700%) due 11/15/21(d)	44,713
95,000	BBB	3.600% due 2/15/28	87,643
173,000	A-	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	177,183
160,000	A-	Diageo Investment Corp., Company Guaranteed Notes, 2.875% due 5/11/22	156,650
20,000	BBB	Keurig Dr Pepper Inc., Company Guaranteed Notes, 4.420% due 12/15/46	17,201
		Molson Coors Brewing Co., Company Guaranteed Notes:
580,000	BBB-	2.250% due 3/15/20	569,987
50,000	BBB-	3.500% due 5/1/22	49,651
		PepsiCo Inc., Senior Unsecured Notes:
65,000	A+	2.850% due 2/24/26	61,333
150,000	A+	2.375% due 10/6/26	135,852
60,000	A+	3.450% due 10/6/46	52,223
60,000	A+	4.000% due 5/2/47	57,247
190,000	BBB	Pernod Ricard SA, Senior Unsecured Notes, 4.450% due 1/15/22(a)	192,755

		Total Beverages	5,788,103

Biotechnology - 0.4%
		Amgen Inc., Senior Unsecured Notes:
60,000	A	2.200% due 5/11/20	59,054
70,000	A	3.625% due 5/22/24	68,675
45,000	A	2.600% due 8/19/26	40,380
300,000	A	4.400% due 5/1/45	275,722
54,000	A	4.563% due 6/15/48	50,312
112,000	A	4.663% due 6/15/51	104,102
130,000	BBB-	Baxalta Inc., Company Guaranteed Notes, 2.875% due 6/23/20	128,675
		Celgene Corp., Senior Unsecured Notes:
10,000	BBB+	3.950% due 10/15/20	10,098
50,000	BBB+	3.250% due 8/15/22	48,629

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Biotechnology - 0.4% - (continued)
$ 110,000	BBB+	3.550% due 8/15/22	$108,422
35,000	BBB+	3.250% due 2/20/23	33,846
323,000	BBB+	3.875% due 8/15/25	310,294
325,000	BBB+	3.900% due 2/20/28	304,120
410,000	BBB+	5.000% due 8/15/45	379,396
		Gilead Sciences Inc., Senior Unsecured Notes:
40,000	A	2.550% due 9/1/20	39,475
15,000	A	2.500% due 9/1/23	14,215
410,000	A	3.700% due 4/1/24	406,925
60,000	A	3.650% due 3/1/26	58,319
50,000	A	2.950% due 3/1/27	45,844
345,000	A	4.800% due 4/1/44	336,668
355,000	A	4.750% due 3/1/46	342,208
15,000	A	4.150% due 3/1/47	13,333

		Total Biotechnology	3,178,712

Building Materials - 0.0%
5,000	BBB+	Johnson Controls International PLC, Senior Unsecured Notes, 3.900% due 2/14/26	4,871
30,000	BBB	Owens Corning, Senior Unsecured Notes, 4.400% due 1/30/48	23,320

		Total Building Materials	28,191

Chemicals - 0.3%
200,000	A-	Air Liquide Finance SA, Company Guaranteed Notes, 1.750% due 9/27/21(a)	190,479
		Dow Chemical Co. (The), Senior Unsecured Notes:
650,000	BBB	8.550% due 5/15/19	665,481
75,000	BBB	4.550% due 11/30/25(a)	75,283
16,000	BBB	4.375% due 11/15/42	13,780
870,000	A-	DowDuPont Inc., Senior Unsecured Notes, 4.493% due 11/15/25	880,083
61,000	BBB	Eastman Chemical Co., Senior Unsecured Notes, 3.800% due 3/15/25	58,976
140,000	BBB	International Flavors & Fragrances Inc., Senior Unsecured Notes, 5.000% due 9/26/48	135,615
200,000	BBB+	LyondellBasell Industries NV, Senior Unsecured Notes, 6.000% due 11/15/21	210,297
		Monsanto Co., Senior Unsecured Notes:
60,000	BBB	3.375% due 7/15/24	55,227
30,000	BBB	4.400% due 7/15/44	24,021
60,000	BBB	Nutrien Ltd., Senior Unsecured Notes, 4.875% due 3/30/20	61,011
200,000	BBB-	OCP SA, Senior Unsecured Notes, 4.500% due 10/22/25(a)	187,858
200,000	BBB-	Syngenta Finance NV, Company Guaranteed Notes, 3.933% due 4/23/21(a)	196,760
115,000	BB+	Valvoline Inc., Company Guaranteed Notes, 5.500% due 7/15/24	114,410

		Total Chemicals	2,869,281

Commercial Services - 0.2%
10,000	BBB+	Equifax Inc., Senior Unsecured Notes, 2.300% due 6/1/21	9,664
		IHS Markit Ltd.:
		Company Guaranteed Notes:
84,000	BBB-	5.000% due 11/1/22(a)	85,940
28,000	BBB-	4.000% due 3/1/26(a)	26,335
450,000	BBB-	Senior Unsecured Notes, 4.750% due 8/1/28	439,470
460,000	AAA	Northwestern University, Unsecured Notes, 3.688% due 12/1/38	433,709
45,000	A3(c)	S&P Global Inc., Company Guaranteed Notes, 4.000% due 6/15/25	45,035
		Total System Services Inc., Senior Unsecured Notes:
40,000	BBB-	3.800% due 4/1/21	39,998
30,000	BBB-	3.750% due 6/1/23	29,600
330,000	BBB-	4.000% due 6/1/23	329,498
		United Rentals North America Inc., Company Guaranteed Notes:
210,000	BB	5.750% due 11/15/24	209,475
40,000	BB	6.500% due 12/15/26	40,250

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Commercial Services - 0.2% - (continued)
		Total Commercial Services	$1,688,974

Computers - 0.4%
		Apple Inc., Senior Unsecured Notes:
$ 110,000	AA+	1.550% due 8/4/21	105,421
300,000	AA+	2.400% due 5/3/23	286,185
280,000	AA+	2.450% due 8/4/26	254,874
550,000	AA+	3.350% due 2/9/27	526,438
360,000	AA+	2.900% due 9/12/27	333,147
90,000	AA+	3.850% due 5/4/43	82,782
250,000	AA+	3.450% due 2/9/45	214,486
80,000	AA+	4.650% due 2/23/46	81,721
135,000	AA+	3.850% due 8/4/46	122,622
		Dell International LLC/EMC Corp., Senior Secured Notes:
980,000	BBB-	3.480% due 6/1/19(a)	978,009
180,000	BBB-	4.420% due 6/15/21(a)	180,196
100,000	BBB-	8.350% due 7/15/46(a)	110,542
105,000	A1(c)	IBM Credit LLC, Senior Unsecured Notes, 3.450% due 11/30/20	105,030
150,000	A	International Business Machines Corp., Senior Unsecured Notes, 2.875% due 11/9/22	145,074
45,000	BB+	Seagate HDD Cayman, Company Guaranteed Notes, 4.750% due 1/1/25	41,566

		Total Computers	3,568,093

Cosmetics/Personal Care - 0.0%
58,000	BB-	First Quality Finance Co., Inc., Company Guaranteed Notes, 5.000% due 7/1/25(a)	53,215

Diversified Financial Services - 0.9%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
210,000	BBB-	4.500% due 5/15/21	211,266
150,000	BBB-	5.000% due 10/1/21	153,143
		Air Lease Corp., Senior Unsecured Notes:
515,000	BBB	4.750% due 3/1/20	522,375
460,000	BBB	3.500% due 1/15/22	452,465
45,000	BBB	3.875% due 7/3/23	43,976
		American Express Co., Senior Unsecured Notes:
72,000	BBB+	2.650% due 12/2/22	68,917
225,000	BBB+	3.700% due 8/3/23	222,633
		American Express Credit Corp., Senior Unsecured Notes:
325,000	A-	2.375% due 5/26/20	320,353
30,000	A-	2.600% due 9/14/20	29,592
695,000	AAA	CDP Financial Inc., Company Guaranteed Notes, 4.400% due 11/25/19(a)	704,975
295,000	AA-	CME Group Inc., Senior Unsecured Notes, 3.750% due 6/15/28	293,101
50,000	BBB-	Discover Financial Services, Senior Unsecured Notes, 3.750% due 3/4/25	47,426
		GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes:
1,702,000	BBB+	2.342% due 11/15/20	1,619,362
904,000	BBB+	4.418% due 11/15/35	732,269
		Intercontinental Exchange Inc.:
		Company Guaranteed Notes:
80,000	A	2.750% due 12/1/20	79,078
185,000	A	2.350% due 9/15/22	177,552
60,000	A	4.000% due 10/15/23	61,193
		Senior Unsecured Notes:
80,000	A	3.750% due 9/21/28	78,310
70,000	A	4.250% due 9/21/48	65,910
30,000	A	KKR Group Finance Co. II LLC, Company Guaranteed Notes, 5.500% due 2/1/43(a)	30,392
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17#(b)(f)	—

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Diversified Financial Services - 0.9% - (continued)
$ 125,000	A+	Mastercard Inc., Senior Unsecured Notes, 3.375% due 4/1/24	$123,945
80,000	B+	Navient Corp., Senior Unsecured Notes, 8.000% due 3/25/20	82,800
30,000	A-	Nomura Holdings Inc., Senior Unsecured Notes, 2.750% due 3/19/19	29,977
50,000	AA	Nuveen LLC, Company Guaranteed Notes, 4.000% due 11/1/28(a)	50,258
630,000	A-	ORIX Corp., Senior Unsecured Notes, 2.900% due 7/18/22	610,500
		Visa Inc., Senior Unsecured Notes:
220,000	AA-	3.150% due 12/14/25	212,500
210,000	AA-	4.300% due 12/14/45	210,595

		Total Diversified Financial Services	7,234,863

Electric - 1.8%
		AEP Texas Inc., Senior Unsecured Notes:
50,000	A-	2.400% due 10/1/22	47,997
50,000	A-	3.850% due 10/1/25(a)	49,550
		Alabama Power Co., Senior Unsecured Notes:
17,000	A-	5.200% due 6/1/41	17,688
70,000	A-	3.850% due 12/1/42	63,451
90,000	A-	4.150% due 8/15/44	84,692
65,000	A-	4.300% due 7/15/48	62,170
100,000	BBB+	Alliant Energy Finance LLC, Company Guaranteed Notes, 3.750% due 6/15/23(a)	99,088
150,000	A-	Baltimore Gas & Electric Co., Senior Unsecured Notes, 3.750% due 8/15/47	133,051
170,000	A-	Berkshire Hathaway Energy Co., Senior Unsecured Notes, 3.250% due 4/15/28	160,013
20,000	BBB+	Black Hills Corp., Senior Unsecured Notes, 3.150% due 1/15/27	18,434
		CenterPoint Energy Houston Electric LLC, General Refinance Mortgage:
50,000	A	3.550% due 8/1/42	43,649
30,000	A	3.950% due 3/1/48	27,680
30,000	BBB	CMS Energy Corp., Senior Unsecured Notes, 3.000% due 5/15/26	27,739
35,000	BBB	Dominion Energy Inc., Junior Subordinated Notes, 2.579% due 7/1/20	34,428
		DTE Electric Co., General Refinance Mortgage:
65,000	A	3.650% due 3/15/24	65,151
100,000	A	3.700% due 3/15/45	89,868
		Duke Energy Carolinas LLC:
		1st Mortgage Notes:
40,000	A	3.950% due 11/15/28	40,229
500,000	A	4.250% due 12/15/41	482,004
60,000	A	3.700% due 12/1/47	52,457
30,000	A	3.950% due 3/15/48	27,370
145,000	A	1st Ref Notes, 2.950% due 12/1/26	136,781
		Duke Energy Corp., Senior Unsecured Notes:
410,000	BBB+	3.550% due 9/15/21	409,014
290,000	BBB+	3.050% due 8/15/22	283,071
260,000	BBB+	3.950% due 10/15/23	262,745
180,000	BBB+	2.650% due 9/1/26	160,873
		Duke Energy Florida LLC:
		1st Mortgage Notes:
45,000	A	3.800% due 7/15/28	44,706
195,000	A	5.900% due 3/1/33	230,286
18,750	A-	Senior Unsecured Notes, 2.100% due 12/15/19	18,644
		Duke Energy Progress LLC, 1st Mortgage Notes:
35,000	A	3.000% due 9/15/21	34,699
30,000	A	3.700% due 9/1/28	29,565
128,000	A	3.700% due 10/15/46	112,165
750,000	BBB-	Duquesne Light Holdings Inc., Senior Unsecured Notes, 6.400% due 9/15/20(a)	783,634
15,000	BBB	Emera US Finance LP, Company Guaranteed Notes, 2.150% due 6/15/19	14,902

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Electric - 1.8% - (continued)
$ 35,000	BBB	Entergy Corp., Senior Unsecured Notes, 2.950% due 9/1/26	$31,761
		Entergy Texas Inc., 1st Mortgage Notes:
920,000	A	7.125% due 2/1/19	924,850
60,000	A	3.450% due 12/1/27	56,920
		Exelon Corp., Senior Unsecured Notes:
175,000	BBB-	2.850% due 6/15/20	172,921
5,000	BBB-	2.450% due 4/15/21	4,859
80,000	BBB-	4.950% due 6/15/35	79,804
143,000	BBB-	5.625% due 6/15/35	151,811
		FirstEnergy Corp., Senior Unsecured Notes:
310,000	BBB-	3.900% due 7/15/27	297,197
1,250,000	BBB-	7.375% due 11/15/31	1,581,123
		Florida Power & Light Co., 1st Mortgage Notes:
50,000	A	3.125% due 12/1/25	48,725
10,000	A	5.690% due 3/1/40	11,762
52,000	A	4.050% due 6/1/42	50,252
20,000	A	3.800% due 12/15/42	18,312
50,000	A	3.700% due 12/1/47	44,584
15,000	A	4.125% due 6/1/48	14,494
		Georgia Power Co., Senior Unsecured Notes:
70,000	A-	2.000% due 3/30/20	68,753
80,000	A-	3.250% due 3/30/27	74,287
15,000	A-	Indiana Michigan Power Co., Senior Unsecured Notes, 4.250% due 8/15/48	14,366
108,433	A-	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20(b)	114,271
400,000	A-	ITC Holdings Corp., Senior Unsecured Notes, 4.050% due 7/1/23	401,198
700,000	BBB	Jersey Central Power & Light Co., Senior Unsecured Notes, 4.700% due 4/1/24(a)	721,452
775,000	A-	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	862,001
400,000	A+	MidAmerican Energy Co., 1st Mortgage Notes, 4.250% due 5/1/46	391,979
105,000	BBB	Mid-Atlantic Interstate Transmission LLC, Senior Unsecured Notes, 4.100% due 5/15/28(a)	101,785
		NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
800,000	BBB+	3.062% (3-Month USD-LIBOR + 0.480%) due 5/4/21(d)	795,339
50,000	BBB+	3.550% due 5/1/27	47,236
		Northern States Power Co., 1st Mortgage Notes:
70,000	A	3.600% due 5/15/46	61,690
80,000	A	3.600% due 9/15/47	70,220
20,000	A	4.200% due 9/1/48	19,089
		Ohio Power Co., Senior Unsecured Notes:
40,000	A-	6.600% due 2/15/33	50,286
30,000	A-	4.150% due 4/1/48	28,536
		Oncor Electric Delivery Co. LLC, Senior Secured Notes:
90,000	A+	3.700% due 11/15/28(a)	89,057
20,000	A+	3.800% due 9/30/47	18,123
660,000	BBB-	Pacific Gas & Electric Co., Senior Unsecured Notes, 6.050% due 3/1/34	635,294
120,000	A+	PacifiCorp, 1st Mortgage Notes, 5.750% due 4/1/37	140,266
95,000	A-	PECO Energy Co., 1st Mortgage Notes, 3.900% due 3/1/48	86,756
500,000	BBB+	Public Service Co. of New Mexico, Senior Unsecured Notes, 3.850% due 8/1/25	484,911
500,000	A	Public Service Electric & Gas Co., 1st Mortgage Notes, 4.000% due 6/1/44	458,698
90,000	BBB+	Sempra Energy, Senior Unsecured Notes, 2.936% (3-Month USD-LIBOR + 0.500%) due 1/15/21(d)	89,308
130,000	BBB+	Southern Power Co., Senior Unsecured Notes, 2.375% due 6/1/20	127,786
70,000	A-	Southwestern Electric Power Co., Senior Unsecured Notes, 4.100% due 9/15/28	68,994
70,000	BBB+	Tampa Electric Co., Senior Unsecured Notes, 4.450% due 6/15/49	66,999
		Virginia Electric & Power Co., Senior Unsecured Notes:
175,000	BBB+	2.750% due 3/15/23	169,017

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Electric - 1.8% - (continued)
$ 90,000	BBB+	3.800% due 4/1/28	$88,618
195,000	BBB+	6.000% due 5/15/37	226,892
25,000	BBB+	6.350% due 11/30/37	30,705
70,000	BBB+	4.000% due 1/15/43	64,441
595,000	BBB+	4.000% due 11/15/46	535,528
25,000	BBB+	4.600% due 12/1/48	24,844
45,000	BBB+	WEC Energy Group Inc., Senior Unsecured Notes, 3.375% due 6/15/21	44,720

		Total Electric	14,910,614

Electronics - 0.1%
		Agilent Technologies Inc., Senior Unsecured Notes:
120,000	BBB+	3.200% due 10/1/22	117,626
10,000	BBB+	3.050% due 9/22/26	9,253
10,000	BBB-	Avnet Inc., Senior Unsecured Notes, 4.625% due 4/15/26	9,693
205,000	BBB+	Corning Inc., Senior Unsecured Notes, 4.375% due 11/15/57	166,109
65,000	BB-	Itron Inc., Company Guaranteed Notes, 5.000% due 1/15/26(a)	60,653
58,000	BBB-	Trimble Inc., Senior Unsecured Notes, 4.150% due 6/15/23	57,760
20,000	A-	Tyco Electronics Group SA, Company Guaranteed Notes, 3.450% due 8/1/24	19,579

		Total Electronics	440,673

Entertainment - 0.0%
85,000	B+	Churchill Downs Inc., Company Guaranteed Notes, 4.750% due 1/15/28(a)	77,775

Environmental Control - 0.1%
72,000	BB+	Clean Harbors Inc., Company Guaranteed Notes, 5.125% due 6/1/21	72,314
		Republic Services Inc., Senior Unsecured Notes:
270,000	BBB+	5.500% due 9/15/19	274,303
150,000	BBB+	3.200% due 3/15/25	144,004
20,000	BBB+	2.900% due 7/1/26	18,527
140,000	BBB+	3.375% due 11/15/27	131,974
		Waste Management Inc., Company Guaranteed Notes:
40,000	A-	4.600% due 3/1/21	40,908
100,000	A-	3.500% due 5/15/24	98,660
70,000	A-	7.375% due 5/15/29	85,629

		Total Environmental Control	866,319

Food - 0.6%
		Campbell Soup Co., Senior Unsecured Notes:
395,000	BBB-	3.300% due 3/15/21	390,980
285,000	BBB-	3.650% due 3/15/23	275,446
95,000	CCC+	Chobani LLC/Chobani Finance Corp., Inc., Company Guaranteed Notes, 7.500% due 4/15/25(a)(g)	78,256
1,130,000	BBB+	Danone SA, Senior Unsecured Notes, 2.077% due 11/2/21(a)	1,081,713
670,000	BBB	General Mills Inc., Senior Unsecured Notes, 3.700% due 10/17/23	658,298
		Kraft Heinz Foods Co.:
		Company Guaranteed Notes:
310,000	BBB	5.375% due 2/10/20	316,576
80,000	BBB	3.950% due 7/15/25	76,814
50,000	BBB	3.000% due 6/1/26	44,286
60,000	BBB	5.000% due 7/15/35	55,347
120,000	BBB	5.200% due 7/15/45	109,391
715,000	BBB	4.375% due 6/1/46	586,102
96,000	BBB	Secured Notes, 4.875% due 2/15/25(a)	96,380
500,000	BBB	Mondelez International Holdings Netherlands BV, Company Guaranteed Notes, 2.000% due 10/28/21(a)	475,771
102,000	BB-	Pilgrim’s Pride Corp., Company Guaranteed Notes, 5.875% due 9/30/27(a)	97,155
		Post Holdings Inc., Company Guaranteed Notes:
45,000	B+	5.000% due 8/15/26(a)	41,512

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Food - 0.6% - (continued)
$ 37,000	B+	5.750% due 3/1/27(a)	$34,872
100,000	B+	5.625% due 1/15/28(a)	93,250
200,000	AA-	Seven & i Holdings Co., Ltd., Senior Unsecured Notes, 3.350% due 9/17/21(a)	199,946
85,000	BBB+	Sysco Corp., Company Guaranteed Notes, 3.550% due 3/15/25	82,229
		Tyson Foods Inc.:
60,000	BBB	Company Guaranteed Notes, 3.950% due 8/15/24	59,309
		Senior Unsecured Notes:
20,000	BBB	3.900% due 9/28/23	19,757
111,000	BBB	3.550% due 6/2/27	102,826
20,000	BBB	4.550% due 6/2/47	17,673
25,000	BBB	5.100% due 9/28/48	24,109
140,000	A	WM Wrigley Jr Co., Senior Unsecured Notes, 2.900% due 10/21/19(a)	139,569

		Total Food	5,157,567

Forest Products & Paper - 0.1%
		Georgia-Pacific LLC:
19,000	A+	Company Guaranteed Notes, 5.400% due 11/1/20(a)	19,580
		Senior Unsecured Notes:
500,000	A+	2.539% due 11/15/19(a)	496,208
55,000	A+	3.734% due 7/15/23(a)	54,987
40,000	A+	3.600% due 3/1/25(a)	39,386
85,000	BBB	International Paper Co., Senior Unsecured Notes, 4.350% due 8/15/48	71,220

		Total Forest Products & Paper	681,381

Gas - 0.1%
195,000	A-	CenterPoint Energy Resources Corp., Senior Unsecured Notes, 4.100% due 9/1/47	172,693
		NiSource Inc., Senior Unsecured Notes:
400,000	BBB+	2.650% due 11/17/22	385,384
140,000	BBB+	3.490% due 5/15/27	131,867
250,000	A-	Southern Co. Gas Capital Corp., Company Guaranteed Notes, 4.400% due 5/30/47	226,684

		Total Gas	916,628

Healthcare - Products - 0.4%
		Abbott Laboratories, Senior Unsecured Notes:
151,000	BBB	3.400% due 11/30/23	148,872
190,000	BBB	2.950% due 3/15/25	180,246
146,000	BBB	3.750% due 11/30/26	142,722
70,000	BBB	4.750% due 11/30/36	71,519
150,000	BBB	4.900% due 11/30/46	155,891
140,000	A-	Baxter International Inc., Senior Unsecured Notes, 1.700% due 8/15/21	133,659
		Becton Dickinson & Co., Senior Unsecured Notes:
265,000	BBB	2.404% due 6/5/20	260,158
595,000	BBB	3.363% due 6/6/24	568,190
61,000	BBB	3.734% due 12/15/24	58,945
60,000	BBB	4.685% due 12/15/44	55,231
100,000	BB-	Hologic Inc., Company Guaranteed Notes, 4.625% due 2/1/28(a)	94,062
120,000	A	Medtronic Global Holdings SCA, Company Guaranteed Notes, 3.350% due 4/1/27	115,229
		Medtronic Inc., Company Guaranteed Notes:
565,000	A	3.500% due 3/15/25	553,714
140,000	A	4.375% due 3/15/35	140,709
80,000	A	5.550% due 3/15/40	90,374
13,000	WR(c)	St Jude Medical LLC, Senior Unsecured Notes, 4.750% due 4/15/43	11,340
		Thermo Fisher Scientific Inc., Senior Unsecured Notes:
85,000	BBB+	3.000% due 4/15/23	81,795
60,000	BBB+	4.150% due 2/1/24	60,317
20,000	BBB+	2.950% due 9/19/26	18,244

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Healthcare - Products - 0.4% - (continued)
$ 80,000	BBB+	3.200% due 8/15/27	$73,301
500,000	BBB	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 2.700% due 4/1/20	493,421

		Total Healthcare - Products	3,507,939

Healthcare - Services - 1.2%
		Aetna Inc., Senior Unsecured Notes:
500,000	BBB	4.125% due 6/1/21	503,994
40,000	BBB	2.800% due 6/15/23	37,861
55,000	BBB	4.125% due 11/15/42	47,617
10,000	BBB	3.875% due 8/15/47	8,358
		Anthem Inc., Senior Unsecured Notes:
400,000	A	2.500% due 11/21/20	392,465
450,000	A	3.125% due 5/15/22	441,130
135,000	A	2.950% due 12/1/22	130,321
525,000	A	3.650% due 12/1/27	493,089
40,000	A	4.375% due 12/1/47	35,992
80,000	B+	Catalent Pharma Solutions Inc., Company Guaranteed Notes, 4.875% due 1/15/26(a)	76,200
30,000	BBB+	Catholic Health Initiatives, Secured Notes, 4.350% due 11/1/42	26,304
		Centene Corp., Senior Unsecured Notes:
329,000	BB+	5.625% due 2/15/21	334,165
140,000	BB+	4.750% due 5/15/22	141,050
90,000	BB+	6.125% due 2/15/24	93,816
60,000	BB+	5.375% due 6/1/26(a)	60,525
26,000	B-	CHS/Community Health Systems Inc., Senior Secured Notes, 8.625% due 1/15/24(a)	26,488
		Cigna Corp., Senior Unsecured Notes:
125,000	A	3.250% due 4/15/25	117,967
50,000	A	3.050% due 10/15/27	44,769
780,000	BBB-	Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes, 5.625% due 7/31/19(a)	790,018
20,000	BBB-	Fresenius Medical Care US Finance Inc., Company Guaranteed Notes, 5.750% due 2/15/21(a)	20,685
		Halfmoon Parent Inc.:
		Senior Secured Notes:
580,000	A-	3.200% due 9/17/20(a)	575,995
110,000	A-	3.400% due 9/17/21(a)	109,156
410,000	A-	3.750% due 7/15/23(a)	404,756
90,000	A-	4.125% due 11/15/25(a)	88,988
720,000	A-	4.375% due 10/15/28(a)	710,121
500,000	A-	Senior Unsecured Notes, 4.900% due 12/15/48(a)	477,848
		HCA Inc.:
		Company Guaranteed Notes:
100,000	BB-	7.500% due 2/15/22	108,250
40,000	BB-	5.375% due 9/1/26	39,700
20,000	BB-	5.625% due 9/1/28	19,725
		Senior Secured Notes:
491,000	BBB-	6.500% due 2/15/20	505,730
10,000	BBB-	5.875% due 3/15/22	10,417
175,000	BBB-	5.000% due 3/15/24	175,875
29,000	BBB-	5.250% due 4/15/25	29,362
20,000	BBB-	5.250% due 6/15/26	20,200
160,000	BBB-	5.500% due 6/15/47	154,400
		Humana Inc., Senior Unsecured Notes:
360,000	BBB+	2.500% due 12/15/20	352,007
280,000	BBB+	3.150% due 12/1/22	273,054
30,000	BBB+	3.950% due 3/15/27	29,238
70,000	BBB+	4.625% due 12/1/42	66,921

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Healthcare - Services - 1.2% - (continued)
$ 40,000	BBB+	4.950% due 10/1/44	$40,176
500,000	AA-	Kaiser Foundation Hospitals, Company Guaranteed Notes, 3.150% due 5/1/27	475,127
		Tenet Healthcare Corp., Senior Secured Notes:
70,000	BB-	4.500% due 4/1/21	69,664
81,000	BB-	4.375% due 10/1/21	80,392
24,000	BB-	4.625% due 7/15/24	22,980
		UnitedHealth Group Inc., Senior Unsecured Notes:
120,000	A+	2.700% due 7/15/20	119,191
460,000	A+	3.375% due 11/15/21	462,064
80,000	A+	2.875% due 12/15/21	79,132
500,000	A+	3.850% due 6/15/28	499,518
22,000	A+	4.250% due 3/15/43	21,335
190,000	A+	4.750% due 7/15/45	196,168
70,000	A+	3.750% due 10/15/47	62,732
27,000	BB	WellCare Health Plans Inc., Senior Unsecured Notes, 5.375% due 8/15/26(a)	26,870

		Total Healthcare - Services	10,129,906

Home Builders - 0.0%
		Lennar Corp., Company Guaranteed Notes:
10,000	BB+	5.000% due 6/15/27	9,338
150,000	BB+	4.750% due 11/29/27	138,562
50,000	BB+	Toll Brothers Finance Corp., Company Guaranteed Notes, 4.375% due 4/15/23	48,327

		Total Home Builders	196,227

Household Products/Wares - 0.0%
		Central Garden & Pet Co., Company Guaranteed Notes:
48,000	BB	6.125% due 11/15/23	48,979
68,000	BB	5.125% due 2/1/28	61,710
45,000	A-	Clorox Co. (The), Senior Unsecured Notes, 3.900% due 5/15/28	44,534
90,000	B+	Spectrum Brands Inc., Company Guaranteed Notes, 5.750% due 7/15/25	85,612

		Total Household Products/Wares	240,835

Housewares - 0.0%
		Newell Brands Inc., Senior Unsecured Notes:
16,000	BBB-	3.150% due 4/1/21	15,731
90,000	BBB-	3.850% due 4/1/23	87,699
80,000	BBB-	4.200% due 4/1/26	76,279
20,000	BBB-	5.500% due 4/1/46	18,094

		Total Housewares	197,803

Insurance - 0.6%
		American International Group Inc.:
90,000	BBB-	Junior Subordinated Notes, 5.750% (3-Month USD-LIBOR + 2.868%) due 4/1/48(d)	81,225
		Senior Unsecured Notes:
10,000	BBB+	4.875% due 6/1/22	10,267
130,000	BBB+	4.375% due 1/15/55	105,661
55,000	A-	Aon Corp., Company Guaranteed Notes, 4.500% due 12/15/28	54,968
		Aon PLC, Company Guaranteed Notes:
80,000	A-	3.875% due 12/15/25	78,114
46,000	A-	4.450% due 5/24/43	41,249
54,000	A-	4.600% due 6/14/44	49,945
80,000	A-	4.750% due 5/15/45	75,615
255,000	BBB+	AXA Equitable Holdings Inc., Senior Unsecured Notes, 3.900% due 4/20/23(a)	250,160
400,000	AA	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.400% due 5/15/42	393,616
		Berkshire Hathaway Inc., Senior Unsecured Notes:
45,000	AA	2.750% due 3/15/23	43,621
30,000	AA	3.125% due 3/15/26	28,656

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Insurance - 0.6% - (continued)
$ 30,000	BBB+	Brighthouse Financial Inc., Senior Unsecured Notes, 4.700% due 6/22/47	$22,527
		Chubb INA Holdings Inc., Company Guaranteed Notes:
60,000	A	2.300% due 11/3/20	58,834
70,000	A	3.350% due 5/3/26	67,651
100,000	BBB+	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(a)	115,890
900,000	BBB+	Farmers Exchange Capital II, Subordinated Notes, 6.151% (3-Month USD-LIBOR + 3.744%) due 11/1/53(a)(d)	975,659
44,000	BBB+	Hartford Financial Services Group Inc. (The), Senior Unsecured Notes, 4.300% due 4/15/43	40,029
		Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
190,000	A-	2.750% due 1/30/22	184,710
381,000	A-	3.500% due 6/3/24	371,102
40,000	A-	3.500% due 3/10/25	38,711
105,000	A-	4.350% due 1/30/47	96,082
		MetLife Inc.:
620,000	BBB	Junior Subordinated Notes, 6.400% due 12/15/36	627,750
95,000	A-	Senior Unsecured Notes, 3.000% due 3/1/25	90,122
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 4.624% (3-Month USD-LIBOR + 2.290%) due 12/15/24(a)(d)	850,026
		Principal Financial Group Inc., Company Guaranteed Notes:
35,000	A-	3.125% due 5/15/23	34,145
25,000	A-	3.100% due 11/15/26	23,110
10,000	A-	4.625% due 9/15/42	9,529
		Teachers Insurance & Annuity Association of America, Subordinated Notes:
24,000	AA-	6.850% due 12/16/39(a)	30,357
320,000	AA-	4.900% due 9/15/44(a)	326,840
55,000	BBB	Trinity Acquisition PLC, Company Guaranteed Notes, 4.400% due 3/15/26	54,794

		Total Insurance	5,230,965

Internet - 0.2%
200,000	A+	Alibaba Group Holding Ltd., Senior Unsecured Notes, 4.400% due 12/6/57	173,522
		Amazon.com Inc., Senior Unsecured Notes:
130,000	AA-	3.150% due 8/22/27	123,514
89,000	AA-	4.800% due 12/5/34	93,560
80,000	AA-	3.875% due 8/22/37	75,783
160,000	AA-	4.950% due 12/5/44	171,862
137,000	AA-	4.050% due 8/22/47	128,997
70,000	AA-	4.250% due 8/22/57	65,718
35,000	BBB+	eBay Inc., Senior Unsecured Notes, 4.000% due 7/15/42	26,028
407,000	A+	Tencent Holdings Ltd., Senior Unsecured Notes, 2.985% due 1/19/23(a)	391,872

		Total Internet	1,250,856

Investment Companies - 0.0%
245,000	BBB-	Ares Capital Corp., Senior Unsecured Notes, 4.250% due 3/1/25	233,431

Iron/Steel - 0.0%
30,000	BBB-	ArcelorMittal, Senior Unsecured Notes, 7.000% due 10/15/39	31,906
125,000	BBB-	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	140,625

		Total Iron/Steel	172,531

Leisure Time - 0.0%
110,000	BB-	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	102,300

Lodging - 0.0%
10,000	BB+	Hilton Domestic Operating Co., Inc., Company Guaranteed Notes, 5.125% due 5/1/26(a)	9,800
		Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes:
10,000	BB+	4.625% due 4/1/25	9,675
120,000	BB+	4.875% due 4/1/27	114,900
250,000	BBB-	Sands China Ltd., Senior Unsecured Notes, 5.125% due 8/8/25(a)	244,798

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Lodging - 0.0% - (continued)
		Total Lodging	$379,173

Machinery - Construction & Mining - 0.0%
$ 20,000	A	ABB Finance USA Inc., Company Guaranteed Notes, 4.375% due 5/8/42	19,496

Machinery - Diversified - 0.1%
		John Deere Capital Corp., Senior Unsecured Notes:
90,000	A	2.250% due 4/17/19	89,789
70,000	A	1.700% due 1/15/20	68,891
5,000	A	2.650% due 1/6/22	4,874
320,000	BBB-	Nvent Finance Sarl, Company Guaranteed Notes, 3.950% due 4/15/23	314,545

		Total Machinery - Diversified	478,099

Media - 1.4%
		21st Century Fox America Inc., Company Guaranteed Notes:
30,000	BBB+	4.500% due 2/15/21	30,627
25,000	BBB+	6.200% due 12/15/34	29,845
30,000	BBB+	6.650% due 11/15/37	38,202
10,000	BBB+	6.900% due 8/15/39	12,858
		CBS Corp., Company Guaranteed Notes:
30,000	BBB	3.375% due 3/1/22	29,647
40,000	BBB	2.500% due 2/15/23	37,583
350,000	BBB	3.700% due 6/1/28(a)	320,965
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
10,000	BB	5.250% due 9/30/22	10,056
370,000	BB	5.125% due 5/1/27(a)	351,500
50,000	BB	5.000% due 2/1/28(a)	46,687
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
50,000	BBB-	3.579% due 7/23/20	49,791
415,000	BBB-	4.464% due 7/23/22	415,831
285,000	BBB-	4.908% due 7/23/25	283,434
210,000	BBB-	3.750% due 2/15/28	189,118
260,000	BBB-	4.200% due 3/15/28	242,338
215,000	BBB-	6.384% due 10/23/35	220,055
50,000	BBB-	5.375% due 4/1/38	45,673
300,000	BBB-	6.484% due 10/23/45	300,796
35,000	BBB-	5.750% due 4/1/48	32,708
160,000	A-	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	193,801
		Comcast Corp., Company Guaranteed Notes:
320,000	A-	3.300% due 10/1/20	320,016
60,000	A-	3.450% due 10/1/21	60,081
300,000	A-	3.950% due 10/15/25	299,087
327,000	A-	2.350% due 1/15/27	286,623
55,000	A-	3.300% due 2/1/27	51,615
655,000	A-	4.150% due 10/15/28	649,928
310,000	A-	4.250% due 10/15/30	306,385
30,000	A-	6.500% due 11/15/35	35,196
100,000	A-	3.200% due 7/15/36	82,788
50,000	A-	3.900% due 3/1/38	45,011
487,000	A-	3.400% due 7/15/46	390,363
113,000	A-	3.969% due 11/1/47	97,327
740,000	A-	4.700% due 10/15/48	722,256
23,000	A-	3.999% due 11/1/49	19,939
39,000	A-	4.049% due 11/1/52	33,194
100,000	A-	4.950% due 10/15/58	98,329

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Media - 1.4% - (continued)
		Cox Communications Inc., Senior Unsecured Notes:
$ 40,000	BBB	3.250% due 12/15/22(a)	$38,949
310,000	BBB	3.150% due 8/15/24(a)	293,987
		CSC Holdings LLC:
200,000	BB	Senior Secured Notes, 5.500% due 5/15/26(a)	194,187
225,000	B-	Senior Unsecured Notes, 8.625% due 2/15/19	227,531
		Discovery Communications LLC, Company Guaranteed Notes:
35,000	BBB-	2.200% due 9/20/19	34,693
275,000	BBB-	2.750% due 11/15/19(a)	272,950
160,000	BBB-	2.950% due 3/20/23	152,098
91,000	BBB-	4.875% due 4/1/43	81,522
		DISH DBS Corp., Company Guaranteed Notes:
20,000	B	5.125% due 5/1/20	20,025
90,000	B	5.875% due 7/15/22	86,175
10,000	B	5.875% due 11/15/24	8,537
50,000	B	7.750% due 7/1/26	44,375
370,000	BBB-	Myriad International Holdings BV, Company Guaranteed Notes, 4.850% due 7/6/27(a)	350,947
40,000	A-	NBCUniversal Media LLC, Company Guaranteed Notes, 5.150% due 4/30/20	41,007
		RELX Capital Inc., Company Guaranteed Notes:
10,000	BBB+	3.125% due 10/15/22	9,727
275,000	BBB+	3.500% due 3/16/23	269,539
115,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 3.875% due 8/1/22(a)	111,491
		Time Warner Cable LLC, Senior Secured Notes:
410,000	BBB-	8.250% due 4/1/19	416,386
385,000	BBB-	4.000% due 9/1/21	384,191
230,000	BBB-	7.300% due 7/1/38	249,410
20,000	BBB-	5.875% due 11/15/40	19,017
290,000	BBB-	5.500% due 9/1/41	260,864
		Time Warner Entertainment Co. LP, Senior Secured Notes:
70,000	BBB-	8.375% due 3/15/23	80,199
40,000	BBB-	8.375% due 7/15/33	48,373
200,000	B	UPC Holding BV, Senior Secured Notes, 5.500% due 1/15/28(a)	182,500
200,000	BB	UPCB Finance IV Ltd., Senior Secured Notes, 5.375% due 1/15/25(a)	192,376
		Viacom Inc., Senior Unsecured Notes:
40,000	BBB-	4.250% due 9/1/23	40,241
10,000	BBB-	3.875% due 4/1/24	9,899
80,000	BBB-	4.375% due 3/15/43	65,057
200,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.250% due 1/15/26(a)	188,000
		Warner Media LLC, Company Guaranteed Notes:
60,000	BBB	4.700% due 1/15/21	61,207
110,000	BBB	4.750% due 3/29/21	112,670
234,000	BBB	3.875% due 1/15/26	221,369
230,000	BBB	3.800% due 2/15/27	215,003
30,000	BBB	6.250% due 3/29/41	31,576
50,000	BBB	5.350% due 12/15/43	47,007

		Total Media	11,442,738

Mining - 0.3%
		Anglo American Capital PLC, Company Guaranteed Notes:
560,000	BBB-	3.625% due 9/11/24(a)	527,326
270,000	BBB-	4.750% due 4/10/27(a)	259,393
40,000	BBB	Barrick Gold Corp., Senior Unsecured Notes, 5.250% due 4/1/42	39,180
		Barrick North America Finance LLC, Company Guaranteed Notes:
70,000	BBB	5.700% due 5/30/41	73,030

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Mining - 0.3% - (continued)
$ 90,000	BBB	5.750% due 5/1/43	$93,316
		BHP Billsiton Finance USA Ltd., Company Guaranteed Notes:
150,000	A	5.000% due 9/30/43	158,681
310,000	BBB+	6.750% (5-Year USD Swap Rate + 5.093%) due 10/19/75(a)(d)	329,375
		Freeport-McMoRan Inc., Company Guaranteed Notes:
30,000	BB	4.000% due 11/14/21	29,325
10,000	BB	3.875% due 3/15/23	9,338
10,000	BB	4.550% due 11/14/24	9,325
10,000	BB	5.450% due 3/15/43	8,225
		Glencore Funding LLC, Company Guaranteed Notes:
40,000	BBB+	2.875% due 4/16/20(a)	39,622
20,000	BBB+	4.125% due 5/30/23(a)	19,721
210,000	BBB+	4.625% due 4/29/24(a)	208,839
280,000	BBB+	4.000% due 3/27/27(a)	255,819
50,000	BBB	Newmont Mining Corp., Company Guaranteed Notes, 4.875% due 3/15/42	46,598
760,000	BBB+	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	696,079
90,000	BB+	Yamana Gold Inc., Company Guaranteed Notes, 4.625% due 12/15/27	82,954

		Total Mining	2,886,146

Miscellaneous Manufacturers - 0.4%
55,000	BBB	Crane Co., Senior Unsecured Notes, 4.200% due 3/15/48	49,352
		Eaton Corp., Company Guaranteed Notes:
386,000	A-	2.750% due 11/2/22	370,304
185,000	A-	4.150% due 11/2/42	168,745
		General Electric Co.:
		Senior Unsecured Notes:
20,000	BBB+	5.500% due 1/8/20	20,161
250,000	BBB+	4.625% due 1/7/21	247,622
442,000	BBB+	4.650% due 10/17/21	435,316
420,000	BBB+	5.550% due 1/5/26	402,533
1,025,000	BBB+	3.096% (3-Month USD-LIBOR + 0.480%) due 8/15/36(d)	674,348
122,000	BBB+	6.150% due 8/7/37	116,888
230,000	BBB+	5.875% due 1/14/38	214,572
258,000	BBB+	6.875% due 1/10/39	264,651
70,000	BBB+	4.500% due 3/11/44	56,491
141,000	BBB	Subordinated Notes, 5.300% due 2/11/21	139,704
500,000	A+	Siemens Financieringsmaatschappij NV, Company Guaranteed Notes, 1.300% due 9/13/19(a)	493,087

		Total Miscellaneous Manufacturers	3,653,774

Office/Business Equipment - 0.0%
125,000	BB+	Pitney Bowes Inc., Senior Unsecured Notes, 3.875% due 9/15/20	123,125
50,000	BBB-	Xerox Corp., Senior Unsecured Notes, 3.625% due 3/15/23	45,258

		Total Office/Business Equipment	168,383

Oil & Gas - 2.0%
140,000	BBB	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	162,660
		Anadarko Petroleum Corp., Senior Unsecured Notes:
70,000	BBB	4.850% due 3/15/21	71,475
550,000	BBB	3.450% due 7/15/24	524,727
40,000	BBB	6.450% due 9/15/36	42,670
150,000	BBB	4.500% due 7/15/44	127,855
40,000	BBB	6.600% due 3/15/46	44,198
130,000	BBB	7.730% due 9/15/96	148,771
		Apache Corp., Senior Unsecured Notes:
181,000	BBB	3.250% due 4/15/22	176,585
309,000	BBB	5.100% due 9/1/40	277,048

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Oil & Gas - 2.0% - (continued)
$ 10,000	BBB	4.750% due 4/15/43	$8,602
60,000	BBB	4.250% due 1/15/44	48,662
		BP Capital Markets PLC, Company Guaranteed Notes:
110,000	A-	3.245% due 5/6/22	108,592
230,000	A-	3.216% due 11/28/23	224,777
270,000	A-	3.814% due 2/10/24	269,754
30,000	A-	3.535% due 11/4/24	29,434
270,000	A-	3.506% due 3/17/25	263,427
40,000	A-	3.119% due 5/4/26	37,301
94,000	BBB+	Canadian Natural Resources Ltd., Senior Unsecured Notes, 3.850% due 6/1/27	88,191
28,000	BB-	Centennial Resource Production LLC, Company Guaranteed Notes, 5.375% due 1/15/26(a)	26,320
270,000	AA-	Chevron Corp., Senior Unsecured Notes, 2.954% due 5/16/26	254,213
		Cimarex Energy Co., Senior Unsecured Notes:
462,000	BBB-	4.375% due 6/1/24	451,750
456,000	BBB-	3.900% due 5/15/27	419,748
530,000	A+	CNOOC Finance 2015 USA LLC, Company Guaranteed Notes, 3.500% due 5/5/25	507,139
		Concho Resources Inc., Company Guaranteed Notes:
100,000	BBB-	3.750% due 10/1/27	93,031
120,000	BBB-	4.300% due 8/15/28	116,133
		Continental Resources Inc., Company Guaranteed Notes:
185,000	BBB-	5.000% due 9/15/22	185,151
530,000	BBB-	4.500% due 4/15/23	518,652
1,070,000	BBB-	3.800% due 6/1/24	1,011,146
		Devon Energy Corp., Senior Unsecured Notes:
630,000	BBB	3.250% due 5/15/22	608,712
200,000	BBB	5.850% due 12/15/25	209,353
190,000	BBB	5.600% due 7/15/41	178,157
		Diamondback Energy Inc., Company Guaranteed Notes:
67,000	BB	4.750% due 11/1/24	65,241
16,000	BB	4.750% due 11/1/24(a)	15,580
50,000	BB	5.375% due 5/31/25	49,563
		Ecopetrol SA, Senior Unsecured Notes:
95,000	BBB-	4.125% due 1/16/25	89,509
750,000	BBB-	5.875% due 5/28/45	688,500
29,000	BB-	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 5.750% due 1/30/28(a)	29,943
295,000	A-	EOG Resources Inc., Senior Unsecured Notes, 3.900% due 4/1/35	274,000
		EP Energy LLC/Everest Acquisition Finance Inc., Secured Notes:
100,000	CCC-	9.375% due 5/1/24(a)	56,000
40,000	CCC-	8.000% due 2/15/25(a)	20,200
		Exxon Mobil Corp., Senior Unsecured Notes:
150,000	AA+	2.726% due 3/1/23	145,903
380,000	AA+	3.043% due 3/1/26	365,132
70,000	AA+	4.114% due 3/1/46	67,798
		Kerr-McGee Corp., Company Guaranteed Notes:
200,000	BBB	6.950% due 7/1/24	222,052
75,000	BBB	7.875% due 9/15/31	90,346
		Marathon Petroleum Corp., Senior Unsecured Notes:
110,000	BBB	4.750% due 12/15/23(a)	112,529
40,000	BBB	4.750% due 9/15/44	35,689
90,000	BB-	Matador Resources Co., Company Guaranteed Notes, 5.875% due 9/15/26(a)	85,725
		Noble Energy Inc., Senior Unsecured Notes:
60,000	BBB	4.150% due 12/15/21	59,988
120,000	BBB	3.850% due 1/15/28	109,604

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Oil & Gas - 2.0% - (continued)
$ 110,000	BBB	5.250% due 11/15/43	$98,314
60,000	BBB	4.950% due 8/15/47	51,634
29,000	BB-	Oasis Petroleum Inc., Company Guaranteed Notes, 6.875% due 3/15/22	28,746
		Occidental Petroleum Corp., Senior Unsecured Notes:
100,000	A	3.125% due 2/15/22	98,984
100,000	A	2.700% due 2/15/23	95,821
90,000	A	3.400% due 4/15/26	86,878
90,000	A	4.625% due 6/15/45	88,313
75,000	BB-	Parsley Energy LLC/Parsley Finance Corp., Company Guaranteed Notes, 5.375% due 1/15/25(a)	72,188
105,000	BBB	Patterson-UTI Energy Inc., Company Guaranteed Notes, 3.950% due 2/1/28	95,649
		Petrobras Global Finance BV, Company Guaranteed Notes:
1,358,000	BB-	5.299% due 1/27/25	1,284,532
360,000	BB-	5.750% due 2/1/29	330,480
118,000	A-	Petro-Canada, Senior Unsecured Notes, 6.800% due 5/15/38	137,118
		Petroleos Mexicanos, Company Guaranteed Notes:
255,000	BBB+	6.000% due 3/5/20	258,774
610,000	BBB+	3.500% due 1/30/23	551,074
685,000	BBB+	6.500% due 3/13/27	642,530
140,000	BBB+	5.350% due 2/12/28(a)	121,002
575,000	BBB+	6.500% due 1/23/29(a)	529,316
19,000	BBB+	6.625% due 6/15/35	16,710
35,000	BBB+	6.500% due 6/2/41	28,998
		Pioneer Natural Resources Co., Senior Unsecured Notes:
49,000	BBB	3.950% due 7/15/22	48,787
313,000	BBB	4.450% due 1/15/26	313,433
120,000	BB	QEP Resources Inc., Senior Unsecured Notes, 6.875% due 3/1/21	126,450
		Range Resources Corp., Company Guaranteed Notes:
20,000	BB+	5.875% due 7/1/22	19,825
110,000	BB+	5.000% due 3/15/23	104,019
30,000	BB+	4.875% due 5/15/25	27,225
		Shell International Finance BV, Company Guaranteed Notes:
180,000	AA-	4.375% due 3/25/20	182,735
75,000	AA-	3.500% due 11/13/23	74,763
260,000	AA-	2.875% due 5/10/26	243,915
50,000	AA-	3.875% due 11/13/28	50,002
114,000	AA-	4.550% due 8/12/43	114,839
220,000	AA-	4.375% due 5/11/45	217,165
40,000	AA-	4.000% due 5/10/46	37,266
400,000	A+	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 4.375% due 4/10/24(a)	404,656
5,000	A-	Suncor Energy Inc., Senior Unsecured Notes, 4.000% due 11/15/47	4,267
59,000	B+	Transocean Guardian Ltd., Senior Secured Notes, 5.875% due 1/15/24(a)	57,820
161,000	B+	Transocean Pontus Ltd., Senior Secured Notes, 6.125% due 8/1/25(a)	157,780
		Whiting Petroleum Corp.:
30,000	BB	Company Guaranteed Notes, 6.250% due 4/1/23	29,628
30,000	BB	Senior Unsecured Notes, 6.625% due 1/15/26	29,025

		Total Oil & Gas	16,678,197

Oil & Gas Services - 0.1%
		Halliburton Co., Senior Unsecured Notes:
220,000	A-	3.800% due 11/15/25	210,471
20,000	A-	4.850% due 11/15/35	19,588
50,000	A-	5.000% due 11/15/45	48,270
		Schlumberger Holdings Corp., Senior Unsecured Notes:
170,000	AA-	3.000% due 12/21/20(a)	167,766

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Oil & Gas Services - 0.1% - (continued)
$ 200,000	AA-	4.000% due 12/21/25(a)	$196,320
20,000	AA-	Schlumberger Norge AS, Company Guaranteed Notes, 4.200% due 1/15/21(a)	20,226
106,250	B+	Transocean Proteus Ltd., Senior Secured Notes, 6.250% due 12/1/24(a)	104,656

		Total Oil & Gas Services	767,297

Packaging & Containers - 0.3%
500,000	BBB	Amcor Finance USA Inc., Company Guaranteed Notes, 4.500% due 5/15/28(a)	490,639
130,000	BB+	Ball Corp., Company Guaranteed Notes, 4.000% due 11/15/23	127,075
		Berry Global Inc., Secured Notes:
80,000	BB-	5.125% due 7/15/23	79,550
40,000	BB-	4.500% due 2/15/26(a)	37,700
80,000	B+	Multi-Color Corp., Company Guaranteed Notes, 4.875% due 11/1/25(a)	72,000
24,000	BB	OI European Group BV, Company Guaranteed Notes, 4.000% due 3/15/23(a)	22,500
218,049	B+	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes, 5.750% due 10/15/20	218,049
175,000	BB-	Silgan Holdings Inc., Senior Unsecured Notes, 4.750% due 3/15/25	165,375
280,000	BBB	Westrock Co., Company Guaranteed Notes, 4.900% due 3/15/29(a)	281,913
		WestRock RKT Co., Company Guaranteed Notes:
600,000	BBB	3.500% due 3/1/20	598,683
39,000	BBB	4.900% due 3/1/22	40,080
20,000	BBB	4.000% due 3/1/23	19,861

		Total Packaging & Containers	2,153,425

Pharmaceuticals - 1.6%
		AbbVie Inc., Senior Unsecured Notes:
90,000	A-	3.375% due 11/14/21	89,177
590,000	A-	3.600% due 5/14/25	563,613
40,000	A-	4.300% due 5/14/36	35,824
389,000	A-	4.400% due 11/6/42	338,898
35,000	A-	4.700% due 5/14/45	31,380
20,000	A-	4.875% due 11/14/48	18,281
250,000	BBB	Allergan Finance LLC, Company Guaranteed Notes, 3.250% due 10/1/22	241,973
		Allergan Funding SCS, Company Guaranteed Notes:
495,000	BBB	3.450% due 3/15/22	484,377
40,000	BBB	3.850% due 6/15/24	38,831
827,000	BBB	3.800% due 3/15/25	794,898
60,000	BBB	4.850% due 6/15/44	55,304
160,000	BBB	4.750% due 3/15/45	148,599
		AstraZeneca PLC, Senior Unsecured Notes:
40,000	BBB+	2.375% due 6/12/22	38,136
200,000	BBB+	3.375% due 11/16/25	191,206
		Bausch Health Cos., Inc.:
		Company Guaranteed Notes:
81,000	B-	5.500% due 3/1/23(a)	78,570
260,000	B-	6.125% due 4/15/25(a)	244,712
209,000	BB-	Senior Secured Notes, 5.500% due 11/1/25(a)	206,126
560,000	BBB	Bayer US Finance II LLC, Company Guaranteed Notes, 4.375% due 12/15/28(a)	538,179
		Bayer US Finance LLC, Company Guaranteed Notes:
350,000	BBB	2.375% due 10/8/19(a)	346,910
665,000	BBB	3.000% due 10/8/21(a)	649,327
		Cardinal Health Inc., Senior Unsecured Notes:
20,000	BBB+	4.625% due 12/15/20	20,386
70,000	BBB+	2.616% due 6/15/22	66,769
350,000	BBB+	3.079% due 6/15/24	327,696
		CVS Health Corp., Senior Unsecured Notes:
5,000	BBB	2.800% due 7/20/20	4,935

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Pharmaceuticals - 1.6% - (continued)
$ 185,000	BBB	3.350% due 3/9/21	$183,450
340,000	BBB	2.750% due 12/1/22	322,679
830,000	BBB	3.700% due 3/9/23	817,946
150,000	BBB	4.100% due 3/25/25	147,804
116,000	BBB	3.875% due 7/20/25	112,584
1,410,000	BBB	4.300% due 3/25/28	1,372,924
140,000	BBB	4.780% due 3/25/38	133,977
105,000	BBB	5.125% due 7/20/45	102,440
735,000	BBB	5.050% due 3/25/48	716,118
172,584	BBB	CVS Pass-Through Trust, Pass-Thru Certificates, 6.036% due 12/10/28	184,012
80,000	AA-	Eli Lilly & Co., Senior Unsecured Notes, 3.100% due 5/15/27	76,369
325,000	A+	GlaxoSmithKline Capital PLC, Company Guaranteed Notes, 2.850% due 5/8/22	317,282
		Johnson & Johnson, Senior Unsecured Notes:
400,000	AAA	2.450% due 3/1/26	370,521
80,000	AAA	2.950% due 3/3/27	76,392
150,000	AAA	2.900% due 1/15/28	141,379
110,000	AAA	3.625% due 3/3/37	102,689
90,000	AA	Merck & Co., Inc., Senior Unsecured Notes, 2.750% due 2/10/25	85,810
20,000	AA-	Novartis Capital Corp., Company Guaranteed Notes, 3.100% due 5/17/27	19,095
55,000	AA	Pfizer Inc., Senior Unsecured Notes, 4.125% due 12/15/46	53,150
		Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes:
725,000	BBB-	1.900% due 9/23/19	713,974
555,000	BBB-	2.400% due 9/23/21	532,320
279,000	BBB-	2.875% due 9/23/23	261,351
205,000	BBB-	3.200% due 9/23/26	184,787
400,000	A-	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 5.000% due 11/26/28(a)	404,786
		Teva Pharmaceutical Finance Co. BV, Company Guaranteed Notes:
80,000	BB	3.650% due 11/10/21	76,446
30,000	BB	2.950% due 12/18/22	27,027
90,000	BB	Teva Pharmaceutical Finance IV BV, Company Guaranteed Notes, 3.650% due 11/10/21	86,001
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
170,000	BB	1.700% due 7/19/19	168,096
340,000	BB	2.200% due 7/21/21	315,837
10,000	BB	2.800% due 7/21/23	8,782
130,000	AA	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	155,376

		Total Pharmaceuticals	13,825,511

Pipelines - 1.7%
		Andeavor Logistics LP/Tesoro Logistics Finance Corp., Company Guaranteed Notes:
73,000	BBB-	6.250% due 10/15/22	74,916
150,000	BBB-	6.375% due 5/1/24	157,313
1,045,000	BBB-	5.250% due 1/15/25	1,062,504
		Buckeye Partners LP, Senior Unsecured Notes:
55,000	BBB-	4.875% due 2/1/21	55,782
150,000	BBB-	3.950% due 12/1/26	134,415
60,000	BBB-	4.125% due 12/1/27	53,663
153,000	BBB-	5.850% due 11/15/43	139,069
112,000	BBB-	5.600% due 10/15/44	98,803
90,000	BB-	Cheniere Corpus Christi Holdings LLC, Senior Secured Notes, 5.125% due 6/30/27	87,413
285,000	BBB-	El Paso Natural Gas Co. LLC, Company Guaranteed Notes, 8.625% due 1/15/22	321,407
169,000	BB+	Energy Transfer LP, Senior Secured Notes, 5.500% due 6/1/27	169,000
		Energy Transfer Operating LP, Company Guaranteed Notes:
55,000	BBB-	4.650% due 6/1/21	55,636
90,000	BBB-	4.050% due 3/15/25	84,859

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Pipelines - 1.7% - (continued)
$ 178,000	BBB-	4.750% due 1/15/26	$172,783
30,000	BBB-	4.950% due 6/15/28	29,160
300,000	BBB-	8.250% due 11/15/29	357,495
105,000	BBB-	4.900% due 3/15/35	93,479
75,000	BBB-	5.150% due 3/15/45	64,509
200,000	BBB-	6.000% due 6/15/48	192,492
40,000	BB+	EnLink Midstream Partners LP, Senior Unsecured Notes, 2.700% due 4/1/19	39,701
		Enterprise Products Operating LLC, Company Guaranteed Notes:
110,000	BBB+	4.150% due 10/16/28	107,452
165,000	BBB+	4.450% due 2/15/43	147,176
190,000	BBB-	5.250% (3-Month USD-LIBOR + 3.033%) due 8/16/77(d)	162,090
420,000	BBB-	EQM Midstream Partners LP, Senior Unsecured Notes, 5.500% due 7/15/28	411,954
		Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
120,000	BBB-	6.850% due 2/15/20	124,381
460,000	BBB-	6.500% due 4/1/20	475,737
50,000	BBB-	3.500% due 3/1/21	49,517
75,000	BBB-	3.500% due 9/1/23	72,207
150,000	BBB-	6.375% due 3/1/41	155,283
140,000	BBB-	5.400% due 9/1/44	133,620
		Kinder Morgan Inc., Company Guaranteed Notes:
40,000	BBB-	3.050% due 12/1/19	39,717
490,000	BBB-	4.300% due 3/1/28	471,986
10,000	BBB-	5.550% due 6/1/45	9,743
35,000	BBB+	Magellan Midstream Partners LP, Senior Unsecured Notes, 4.200% due 10/3/47	30,547
		MPLX LP, Senior Unsecured Notes:
110,000	BBB	4.500% due 7/15/23	110,524
130,000	BBB	4.875% due 12/1/24	131,602
330,000	BBB	4.875% due 6/1/25	332,252
155,000	BBB	4.125% due 3/1/27	145,505
150,000	BBB	4.500% due 4/15/38	129,651
40,000	BBB	5.200% due 3/1/47	36,165
260,000	BBB	4.700% due 4/15/48	220,306
59,000	BBB-	NGPL PipeCo LLC, Senior Unsecured Notes, 4.375% due 8/15/22(a)	58,336
190,000	A	Northern Natural Gas Co., Senior Unsecured Notes, 4.300% due 1/15/49(a)	176,935
210,000	Baa2(c)	Northwest Pipeline LLC, Senior Unsecured Notes, 4.000% due 4/1/27(a)	201,853
1,000,000	BBB-	Panhandle Eastern Pipe Line Co. LP, Senior Unsecured Notes, 8.125% due 6/1/19	1,021,573
284,640	BBB	Pipeline Funding Co. LLC, Senior Secured Notes, 7.500% due 1/15/30(a)	329,176
		Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes:
15,000	BBB-	3.650% due 6/1/22	14,578
300,000	BBB-	4.650% due 10/15/25	291,258
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
235,000	BBB-	6.000% due 1/15/19(a)	235,658
177,000	BBB-	5.625% due 4/15/20(a)	179,655
420,455	BBB-	Ruby Pipeline LLC, Senior Unsecured Notes, 6.000% due 4/1/22(a)	431,401
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
350,000	BBB-	5.625% due 4/15/23	365,165
220,000	BBB-	5.750% due 5/15/24	231,882
272,000	BBB-	5.625% due 3/1/25	283,584
110,000	BBB-	5.875% due 6/30/26	115,960
58,000	BBB+	Southern Natural Gas Co. LLC, Senior Unsecured Notes, 8.000% due 3/1/32	73,107
		Spectra Energy Partners LP, Senior Unsecured Notes:
95,000	BBB+	3.500% due 3/15/25	89,544
60,000	BBB+	4.500% due 3/15/45	52,542

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Pipelines - 1.7% - (continued)
		Sunoco Logistics Partners Operations LP, Company Guaranteed Notes:
$ 20,000	BBB-	4.650% due 2/15/22	$20,215
35,000	BBB-	5.350% due 5/15/45	30,410
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
50,000	BB	4.250% due 11/15/23	47,562
40,000	BB	5.875% due 4/15/26(a)	40,000
10,000	BB	5.375% due 2/1/27	9,650
		Texas Eastern Transmission LP, Senior Unsecured Notes:
30,000	BBB+	2.800% due 10/15/22(a)	28,690
80,000	BBB+	3.500% due 1/15/28(a)	73,837
365,000	BBB+	4.150% due 1/15/48(a)	309,710
		TransCanada PipeLines Ltd., Senior Unsecured Notes:
50,000	BBB+	2.500% due 8/1/22	47,668
170,000	BBB+	4.875% due 1/15/26	173,337
105,000	BBB+	6.100% due 6/1/40	113,025
		Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes:
546,000	BBB	7.850% due 2/1/26	655,966
205,000	BBB	4.000% due 3/15/28	196,556
340,000	BBB	4.600% due 3/15/48	301,846
		Williams Cos., Inc. (The), Senior Unsecured Notes:
570,000	BBB	5.250% due 3/15/20	580,424
100,000	BBB	7.500% due 1/15/31	118,186
260,000	BBB	7.750% due 6/15/31	314,296
116,000	BBB	8.750% due 3/15/32	149,122

		Total Pipelines	14,304,521

Real Estate Investment Trusts (REITs) - 1.2%
700,000	BBB	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 2.750% due 1/15/20	693,915
600,000	BBB	American Campus Communities Operating Partnership LP, Company Guaranteed Notes, 3.350% due 10/1/20	596,759
		American Tower Corp., Senior Unsecured Notes:
300,000	BBB-	3.400% due 2/15/19	300,084
235,000	BBB-	3.000% due 6/15/23	225,202
		Boston Properties LP, Senior Unsecured Notes:
235,000	A-	3.200% due 1/15/25	221,917
400,000	A-	2.750% due 10/1/26	358,458
464,000	BBB-	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 3.849% due 4/15/23	456,414
		Crown Castle International Corp., Senior Unsecured Notes:
10,000	BBB-	3.400% due 2/15/21	9,915
35,000	BBB-	5.250% due 1/15/23	36,253
350,000	BBB-	3.200% due 9/1/24	330,366
15,000	BBB-	3.700% due 6/15/26	14,175
25,000	BBB-	4.750% due 5/15/47	23,232
80,000	A-	ERP Operating LP, Senior Unsecured Notes, 4.500% due 7/1/44	77,621
		GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
650,000	BBB-	4.875% due 11/1/20	656,175
290,000	BBB-	5.250% due 6/1/25	288,840
520,000	BBB-	5.375% due 4/15/26	517,036
220,000	BBB-	5.300% due 1/15/29	212,285
555,000	BBB+	HCP Inc., Senior Unsecured Notes, 4.250% due 11/15/23	552,400
400,000	BBB	Highwoods Realty LP, Senior Unsecured Notes, 3.200% due 6/15/21	394,055
350,000	BBB	Life Storage LP, Company Guaranteed Notes, 3.875% due 12/15/27	326,781
		MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Company Guaranteed Notes:
20,000	BB-	5.625% due 5/1/24	20,272
190,000	BB-	4.500% due 1/15/28	168,625

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Real Estate Investment Trusts (REITs) - 1.2% - (continued)
$ 160,000	A-	Realty Income Corp., Senior Unsecured Notes, 3.000% due 1/15/27	$145,836
400,000	BBB-	Reckson Operating Partnership LP, Company Guaranteed Notes, 7.750% due 3/15/20	420,062
69,000	BB-	SBA Communications Corp., Senior Unsecured Notes, 4.875% due 9/1/24	67,199
1,240,000	BBB+	Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes, 2.700% due 4/1/20	1,226,492
400,000	BBB-	VEREIT Operating Partnership LP, Company Guaranteed Notes, 3.000% due 2/6/19	399,808
654,000	A	WEA Finance LLC/Westfield UK & Europe Finance PLC, Company Guaranteed Notes, 2.700% due 9/17/19(a)	650,690
695,000	BBB+	Welltower Inc., Senior Unsecured Notes, 4.950% due 1/15/21	709,526

		Total Real Estate Investment Trusts (REITs)	10,100,393

Retail - 0.5%
250,000	BBB	Alimentation Couche-Tard Inc., Company Guaranteed Notes, 3.550% due 7/26/27(a)	231,481
40,000	B+	Beacon Roofing Supply Inc., Company Guaranteed Notes, 4.875% due 11/1/25(a)	36,450
61,000	BBB	Dollar General Corp., Senior Unsecured Notes, 4.150% due 11/1/25	60,068
		Home Depot Inc. (The), Senior Unsecured Notes:
60,000	A	3.000% due 4/1/26	57,029
10,000	A	2.125% due 9/15/26	8,897
210,000	A2(c)	3.900% due 12/6/28	210,603
85,000	BB	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Company Guaranteed Notes, 5.250% due 6/1/26(a)	83,565
45,000	A-	Lowe’s Cos., Inc., Senior Unsecured Notes, 2.500% due 4/15/26	40,940
		McDonald’s Corp., Senior Unsecured Notes:
380,000	BBB+	3.700% due 1/30/26	370,851
40,000	BBB+	3.500% due 3/1/27	38,414
10,000	BBB+	3.700% due 2/15/42	8,408
180,000	BBB+	4.600% due 5/26/45	171,543
40,000	BBB+	4.875% due 12/9/45	39,918
30,000	BBB+	4.450% due 3/1/47	28,152
151,000	B-	Rite Aid Corp., Company Guaranteed Notes, 6.125% due 4/1/23(a)	130,615
		Starbucks Corp., Senior Unsecured Notes:
45,000	BBB+	3.800% due 8/15/25	44,316
30,000	BBB+	3.750% due 12/1/47	24,691
15,000	BBB+	4.500% due 11/15/48	13,827
30,000	BBB-	Tapestry Inc., Senior Unsecured Notes, 4.125% due 7/15/27	27,969
30,000	BBB	Walgreen Co., Company Guaranteed Notes, 4.400% due 9/15/42	26,242
		Walgreens Boots Alliance Inc., Senior Unsecured Notes:
235,000	BBB	2.700% due 11/18/19	233,263
865,000	BBB	3.450% due 6/1/26	810,884
130,000	BBB	4.800% due 11/18/44	119,732
		Walmart Inc., Senior Unsecured Notes:
615,000	AA	3.550% due 6/26/25	615,255
290,000	AA	3.700% due 6/26/28	287,266
73,000	AA	4.300% due 4/22/44	73,643
15,000	AA	4.050% due 6/29/48	14,424

		Total Retail	3,808,446

Semiconductors - 0.4%
		Analog Devices Inc., Senior Unsecured Notes:
120,000	BBB	2.850% due 3/12/20	119,293
60,000	BBB	3.500% due 12/5/26	56,267
10,000	BBB	5.300% due 12/15/45	10,386
		Applied Materials Inc., Senior Unsecured Notes:
35,000	A-	3.300% due 4/1/27	33,114
75,000	A-	4.350% due 4/1/47	70,336
		Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes:
675,000	BBB-	2.375% due 1/15/20	666,231
160,000	BBB-	3.000% due 1/15/22	153,996

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Semiconductors - 0.4% - (continued)
$ 25,000	BBB-	2.650% due 1/15/23	$23,352
110,000	BBB-	3.625% due 1/15/24	104,109
255,000	BBB-	3.125% due 1/15/25	230,826
95,000	BBB-	3.875% due 1/15/27	85,627
		Intel Corp., Senior Unsecured Notes:
70,000	A+	3.700% due 7/29/25	69,532
30,000	A+	4.100% due 5/19/46	28,505
54,000	A+	3.734% due 12/8/47	48,013
6,000	BBB	KLA-Tencor Corp., Senior Unsecured Notes, 4.650% due 11/1/24	6,105
		Lam Research Corp., Senior Unsecured Notes:
54,000	BBB+	2.800% due 6/15/21	52,969
30,000	BBB+	3.800% due 3/15/25	29,418
225,000	BBB+	NVIDIA Corp., Senior Unsecured Notes, 3.200% due 9/16/26	210,464
		NXP BV/NXP Funding LLC, Company Guaranteed Notes:
1,271,000	BBB-	4.125% due 6/1/21(a)	1,259,879
210,000	BBB-	3.875% due 9/1/22(a)	203,962
		QUALCOMM Inc., Senior Unsecured Notes:
100,000	A-	3.450% due 5/20/25	95,281
129,000	A-	4.800% due 5/20/45	120,564
55,000	A-	4.300% due 5/20/47	48,100
35,000	A+	Texas Instruments Inc., Senior Unsecured Notes, 4.150% due 5/15/48	33,716

		Total Semiconductors	3,760,045

Shipbuilding - 0.1%
		Huntington Ingalls Industries Inc., Company Guaranteed Notes:
239,000	BBB-	5.000% due 11/15/25(a)	245,094
310,000	BBB-	3.483% due 12/1/27	285,696

		Total Shipbuilding	530,790

Software - 0.7%
		Activision Blizzard Inc., Senior Unsecured Notes:
65,000	BBB+	2.300% due 9/15/21	62,893
375,000	BBB+	3.400% due 9/15/26	348,195
165,000	BBB+	3.400% due 6/15/27	153,290
20,000	BBB	Autodesk Inc., Senior Unsecured Notes, 3.500% due 6/15/27	18,344
88,000	B-	Change Healthcare Holdings LLC/Change Healthcare Finance Inc., Senior Unsecured Notes, 5.750% due 3/1/25(a)	85,360
		Fidelity National Information Services Inc.:
19,000	BBB	Company Guaranteed Notes, 3.500% due 4/15/23	18,682
		Senior Unsecured Notes:
9,000	BBB	3.000% due 8/15/26	8,191
145,000	BBB	4.750% due 5/15/48	133,968
136,000	BB	First Data Corp., Senior Secured Notes, 5.375% due 8/15/23(a)	137,190
100,000	BBB	Fiserv Inc., Senior Unsecured Notes, 4.200% due 10/1/28	98,817
200,000	BB	IQVIA Inc., Company Guaranteed Notes, 5.000% due 10/15/26(a)	194,250
		Microsoft Corp., Senior Unsecured Notes:
180,000	AAA	1.550% due 8/8/21	173,087
270,000	AAA	2.400% due 2/6/22	263,889
270,000	AAA	2.875% due 2/6/24	262,251
70,000	AAA	2.700% due 2/12/25	66,742
1,030,000	AAA	2.400% due 8/8/26	945,364
775,000	AAA	3.300% due 2/6/27	755,340
10,000	AAA	3.450% due 8/8/36	9,246
20,000	AAA	4.100% due 2/6/37	19,994
175,000	AAA	3.700% due 8/8/46	162,246
120,000	AAA	4.000% due 2/12/55	112,949

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Software - 0.7% - (continued)
$ 130,000	AAA	3.950% due 8/8/56	$121,232
		Oracle Corp., Senior Unsecured Notes:
630,000	AA-	2.500% due 10/15/22	606,019
25,000	AA-	2.650% due 7/15/26	22,883
235,000	AA-	3.250% due 11/15/27	223,479
100,000	AA-	4.500% due 7/8/44	97,899
170,000	AA-	4.000% due 7/15/46	154,572
30,000	AA-	4.000% due 11/15/47	27,211
		salesforce.com Inc., Senior Unsecured Notes:
130,000	A-	3.250% due 4/11/23	128,698
250,000	A-	3.700% due 4/11/28	246,010

		Total Software	5,658,291

Telecommunications - 1.8%
330,000	A-	América Móvil SAB de CV, Company Guaranteed Notes, 5.000% due 3/30/20	335,094
		AT&T Inc., Senior Unsecured Notes:
10,000	BBB	5.800% due 2/15/19	10,057
98,000	BBB	4.600% due 2/15/21	99,761
540,000	BBB	3.200% due 3/1/22	529,912
290,000	BBB	3.400% due 5/15/25	270,223
1,145,000	BBB	4.300% due 2/15/30	1,068,599
65,000	BBB	4.500% due 5/15/35	57,710
225,000	BBB	4.800% due 6/15/44	197,129
570,000	BBB	4.350% due 6/15/45	465,969
690,000	BBB	4.750% due 5/15/46	596,013
340,000	BBB	5.150% due 11/15/46	308,716
178,000	BBB	4.500% due 3/9/48	148,699
300,000	BBB-	Bharti Airtel Ltd., Senior Unsecured Notes, 4.375% due 6/10/25(a)(g)	269,787
190,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 1.950% due 9/19/21(a)	181,330
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
42,000	CCC+	5.500% due 8/1/23	37,170
102,000	CCC+	8.500% due 10/15/24(a)	101,118
124,000	CCC+	9.750% due 7/15/25(a)	128,340
		Motorola Solutions Inc., Senior Unsecured Notes:
50,000	BBB-	3.500% due 9/1/21	49,490
26,000	BBB-	4.000% due 9/1/24	25,322
		Sprint Capital Corp., Company Guaranteed Notes:
19,000	B	6.875% due 11/15/28	18,406
96,000	B	8.750% due 3/15/32	104,520
		Sprint Corp., Company Guaranteed Notes:
20,000	B	7.250% due 9/15/21	20,900
30,000	B	7.875% due 9/15/23	31,641
7,000	B	7.125% due 6/15/24	7,122
85,000	B	7.625% due 2/15/25	87,656
11,000	B	7.625% due 3/1/26	11,302
		Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes:
2,086,500	Baa2(c)	3.360% due 9/20/21(a)	2,068,243
930,000	Baa2(c)	4.738% due 3/20/25(a)	926,513
490,000	BB+	Telecom Italia SpA, Senior Unsecured Notes, 5.303% due 5/30/24(a)	461,825
		Telefonica Emisiones SAU, Company Guaranteed Notes:
70,000	BBB	5.877% due 7/15/19	71,100
680,000	BBB	5.134% due 4/27/20	694,137
330,000	BBB	4.103% due 3/8/27	313,065
150,000	BBB	4.895% due 3/6/48	131,174

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Telecommunications - 1.8% - (continued)
		T-Mobile USA Inc., Company Guaranteed Notes:
$ 63,000	BB+	4.500% due 2/1/26	$59,201
192,000	BB+	4.750% due 2/1/28	178,042
		Verizon Communications Inc., Senior Unsecured Notes:
350,000	BBB+	3.000% due 11/1/21	345,341
80,000	BBB+	3.500% due 11/1/24	78,107
210,000	BBB+	2.625% due 8/15/26	188,370
120,000	BBB+	4.125% due 3/16/27	118,735
661,000	BBB+	4.329% due 9/21/28	656,358
260,000	BBB+	4.500% due 8/10/33	253,056
281,000	BBB+	4.400% due 11/1/34	267,098
590,000	BBB+	4.272% due 1/15/36	544,279
150,000	BBB+	5.250% due 3/16/37	154,636
605,000	BBB+	4.862% due 8/21/46	578,706
230,000	BBB+	5.500% due 3/16/47	240,805
150,000	BBB+	4.522% due 9/15/48	137,235
		Vodafone Group PLC, Senior Unsecured Notes:
410,000	BBB+	3.750% due 1/16/24	399,912
115,000	BBB+	4.125% due 5/30/25	112,350
915,000	BBB+	4.375% due 5/30/28	879,749
620,000	BBB+	5.250% due 5/30/48	573,466

		Total Telecommunications	15,593,489

Textiles - 0.0%
		Cintas Corp. No 2, Company Guaranteed Notes:
100,000	BBB+	2.900% due 4/1/22	97,836
110,000	BBB+	3.700% due 4/1/27	106,856

		Total Textiles	204,692

Transportation - 0.3%
		Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
79,000	A+	4.550% due 9/1/44	78,629
10,000	A+	3.900% due 8/1/46	9,010
15,000	A+	4.125% due 6/15/47	14,105
40,000	A+	4.150% due 12/15/48	37,752
		CSX Corp., Senior Unsecured Notes:
240,000	BBB+	2.600% due 11/1/26	214,641
40,000	BBB+	3.250% due 6/1/27	37,239
55,000	BBB+	3.800% due 3/1/28	53,165
70,000	BBB+	4.250% due 3/15/29	70,117
50,000	BBB+	3.800% due 11/1/46	42,899
65,000	BBB+	4.300% due 3/1/48	60,256
40,000	BBB+	4.750% due 11/15/48	39,550
		FedEx Corp., Company Guaranteed Notes:
135,000	BBB	3.875% due 8/1/42	114,079
49,000	BBB	4.100% due 2/1/45	42,094
65,000	BBB	4.750% due 11/15/45	61,142
40,000	BBB	4.400% due 1/15/47	35,594
35,000	BBB	4.050% due 2/15/48	29,636
		Norfolk Southern Corp., Senior Unsecured Notes:
30,000	BBB+	3.650% due 8/1/25	29,692
50,000	BBB+	2.900% due 6/15/26	46,705
95,000	BBB+	4.150% due 2/28/48	86,885
140,000	BBB+	Ryder System Inc., Senior Unsecured Notes, 2.650% due 3/2/20	138,654
		Union Pacific Corp., Senior Unsecured Notes:

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.2% - (continued)
Transportation - 0.3% - (continued)
$ 64,000	A-	4.163% due 7/15/22	$65,143
50,000	A-	3.750% due 7/15/25	49,707
160,000	A-	2.750% due 3/1/26	147,639
645,000	A-	3.950% due 9/10/28	633,900
300,000	A-	4.500% due 9/10/48	289,699
20,000	A-	3.799% due 10/1/51	16,505
64,000	A-	3.875% due 2/1/55	52,833
115,000	A-	4.800% due 9/10/58	111,727
190,000	A-	4.100% due 9/15/67	154,754
		United Parcel Service Inc., Senior Unsecured Notes:
60,000	A+	2.500% due 4/1/23	57,828
40,000	A+	3.050% due 11/15/27	37,697

		Total Transportation	2,859,276

Trucking & Leasing - 0.0%
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
40,000	BB	5.250% due 8/15/22(a)	40,150
60,000	BB	5.500% due 2/15/24(a)	60,518
265,000	BBB	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 3.400% due 11/15/26(a)	245,069

		Total Trucking & Leasing	345,737

		TOTAL CORPORATE BONDS & NOTES (Cost - $297,169,240)	290,395,246

MORTGAGE-BACKED SECURITIES - 27.7%
FHLMC - 7.6%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
2,140,563		5.000% due 6/1/21 - 11/1/48	2,249,941
9,453,129		4.000% due 10/1/25 - 7/1/48	9,575,127
3,690,782		4.500% due 4/1/29 - 10/1/48	3,798,462
589,601		5.500% due 1/1/30 - 2/1/40	630,809
11,538,266		3.000% due 3/1/31 - 1/1/48	11,033,742
2,880,000		3.500% due 12/1/33 - 12/1/48(h)	2,868,880
170,578		6.500% due 8/1/37 - 9/1/39	189,739
56,086		6.000% due 5/1/38 - 6/1/39	61,360
16,350		7.000% due 3/1/39	18,380
26,099,334		3.500% due 12/1/42 - 3/1/48	25,683,194
3,590,000		4.000% due 12/1/48(h)	3,610,404
3,275,000		4.500% due 12/1/48(h)	3,367,176
900,000		5.000% due 12/1/48(h)	941,484

		TOTAL FHLMC	64,028,698

FNMA - 14.3%
		Federal National Mortgage Association (FNMA):
23,576,958		4.000% due 10/1/19 - 6/1/57	23,804,613
1,472,546		5.500% due 1/1/20 - 9/1/56	1,584,581
114,161		4.400% due 2/1/20	115,495
172,230		6.000% due 9/1/21 - 10/1/35	185,489
2,487,494		5.000% due 6/1/22 - 11/1/48	2,624,460
12,866,589		4.500% due 3/1/24 - 9/1/57	13,303,044
23,882,709		3.500% due 11/1/25 - 3/1/57	23,524,255
1,205,081		2.964% due 5/1/27	1,164,975
3,323,142		2.500% due 11/1/27 - 10/1/42	3,188,341
19,433,723		3.000% due 12/1/27 - 1/1/48	18,736,522
525,000		3.010% due 4/1/28	501,293
545,000		3.050% due 4/1/28	520,875
815,000		3.480% due 8/1/28	801,782

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
MORTGAGE-BACKED SECURITIES - 27.7% - (continued)
FNMA - 14.3% - (continued)
$ 786,591		4.240% due 12/1/29	$819,835
1,447,828		3.390% due 5/1/30	1,406,014
1,385,000		3.990% due 11/1/33	1,406,939
3,000,000		2.500% due 12/1/33(h)	2,893,242
6,575,000		3.000% due 12/1/33 - 12/1/49(h)	6,270,338
8,620,000		3.500% due 12/1/33 - 12/1/48(h)	8,534,699
153,039		3.804% (1-Year USD-LIBOR + 1.554%) due 3/1/34(d)	159,931
359,791		3.360% due 7/1/35	355,450
40,643		3.778% (1-Year Treasury Average Rate + 1.833%) due 10/1/35(d)	41,408
37,194		3.881% (1-Year Treasury Average Rate + 1.918%) due 11/1/35(d)	38,016
14,618		3.928% (1-Year Treasury Average Rate + 1.961%) due 11/1/35(d)	14,965
87,477		4.373% (1-Year USD-LIBOR + 1.623%) due 9/1/36(d)	91,231
27,362		7.000% due 4/1/37	29,636
78,875		3.640% (1-Year USD-LIBOR + 1.265%) due 5/1/37(d)	82,738
264,951		6.500% due 9/1/37 - 5/1/40	295,621
4,305,000		4.000% due 12/1/48 - 1/1/49(h)	4,327,038
3,400,000		4.500% due 12/1/48(h)	3,495,763
800,000		5.000% due 12/1/48(h)	837,031

		TOTAL FNMA	121,155,620

GNMA - 5.8%
		Government National Mortgage Association (GNMA):
42,658		6.000% due 12/15/33 - 6/15/37	45,994
560,091		5.000% due 10/15/34 - 9/15/40	590,485
45,214		5.500% due 5/15/37 - 6/15/38	48,806
69,613		6.500% due 1/15/38 - 10/15/38	79,326
135,509		4.500% due 3/15/41	141,167
692,022		4.000% due 6/15/41 - 11/15/45	705,434
192,225		3.500% due 6/15/48	190,999
		Government National Mortgage Association II (GNMA):
649		9.000% due 11/20/21	673
109,923		6.000% due 7/20/37 - 11/20/40	120,183
2,772,341		4.500% due 1/20/40 - 9/20/48	2,877,182
3,813,463		5.000% due 7/20/40 - 11/20/48	3,992,084
4,243,025		4.000% due 11/20/40 - 7/20/48	4,318,041
10,796,544		3.000% due 1/20/43 - 10/20/48	10,408,929
12,301,306		3.500% due 6/20/43 - 8/20/48	12,181,974
900,000		3.500% due 12/20/48(h)	889,682
565,000		4.000% due 12/20/48(h)	571,897
8,195,000		4.500% due 12/20/48 - 1/20/49(h)	8,453,578
3,565,000		5.000% due 1/20/49(h)	3,713,755

		TOTAL GNMA	49,330,189

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $239,566,679)	234,514,507

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 20.8%
U.S. GOVERNMENT AGENCIES - 0.3%
345,000		Federal Home Loan Bank (FHLB), 4.000% due 9/1/28	359,771
		Federal National Mortgage Association (FNMA):
650,000		zero coupon, due 10/9/19	634,795
405,000		7.125% due 1/15/30	546,434
		Federal National Mortgage Association (FNMA), Principal Strip:
575,000		zero coupon, due 1/15/30(i)	388,921
595,000		zero coupon, due 5/15/30(i)	397,337
		Residual Funding Corp., Principal Strip:

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 20.8% - (continued)
U.S. GOVERNMENT AGENCIES - 0.3% - (continued)
$ 240,000		zero coupon, due 7/15/20(i)	$229,166
325,000		zero coupon, due 1/15/21(i)	305,552

		TOTAL U.S. GOVERNMENT AGENCIES	2,861,976

U.S. GOVERNMENT OBLIGATIONS - 20.5%
		U.S. Treasury Bonds:
1,660,000		4.500% due 2/15/36	1,965,317
795,000		5.000% due 5/15/37	1,001,607
615,000		4.625% due 2/15/40	745,952
690,000		3.750% due 8/15/41	742,410
4,195,000		3.125% due 11/15/41	4,090,125
910,000		2.750% due 8/15/42	827,709
100,000		3.125% due 2/15/43	96,988
1,005,000		3.625% due 8/15/43	1,059,058
18,400,000		3.750% due 11/15/43	19,782,156
415,000		3.125% due 8/15/44	401,926
400,000		2.500% due 2/15/45	342,891
5,950,000		3.000% due 5/15/45	5,627,863
895,000		2.875% due 8/15/45	825,463
358,000		3.000% due 2/15/47	337,583
2,040,000		2.750% due 8/15/47	1,826,477
815,000		3.000% due 2/15/48	766,753
7,385,000		3.125% due 5/15/48	7,120,323
15,050,000		3.000% due 8/15/48	14,159,052
8,815,000		3.375% due 11/15/48	8,921,744
		U.S. Treasury Inflation Indexed Bonds:
306,037		2.125% due 2/15/40	356,744
692,732		0.750% due 2/15/42	622,318
119,161		1.375% due 2/15/44	122,041
1,888,929		1.000% due 2/15/48	1,768,473
		U.S. Treasury Inflation Indexed Notes:
596,679		0.375% due 7/15/23	581,566
733,649		0.125% due 7/15/24	700,631
3,032,427		0.750% due 7/15/28	2,954,346
		U.S. Treasury Notes:
4,150,000		2.750% due 9/30/20	4,144,894
2,640,000		2.375% due 3/15/21	2,614,270
2,424,000		1.375% due 5/31/21	2,339,775
5,870,000		2.625% due 6/15/21	5,841,223
850,000		2.625% due 7/15/21	845,684
10,105,000		2.750% due 9/15/21	10,083,882
10,295,000		2.875% due 10/15/21	10,305,858
2,930,000		2.875% due 11/15/21	2,933,777
625,000		2.000% due 12/31/21	609,875
20,000		1.875% due 8/31/22	19,307
970,000		2.000% due 10/31/22	939,593
4,975,000		2.875% due 9/30/23	4,979,444
22,375,000		2.875% due 10/31/23	22,398,162
6,010,000		2.000% due 6/30/24	5,736,615
10,000		2.000% due 2/15/25	9,481
2,110,000		2.875% due 4/30/25	2,105,302
3,350,000		2.875% due 5/31/25	3,341,298
700,000		2.250% due 11/15/27	658,902
1,315,000		2.750% due 2/15/28	1,287,981

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 20.8% - (continued)
U.S. GOVERNMENT OBLIGATIONS - 20.5% - (continued)
$ 6,022,000		2.875% due 5/15/28	$5,954,370
8,867,000		3.125% due 11/15/28	8,952,553

		TOTAL U.S. GOVERNMENT OBLIGATIONS	173,849,762

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $179,827,268)	176,711,738

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.1%
270,000	AAA	225 Liberty Street Trust, Series 2016-225L, Class A, 3.597% due 2/10/36(a)	265,172
2,800,000	BB+	Accredited Mortgage Loan Trust, Series 2007-1, Class A4, 2.535% (1-Month USD-LIBOR + 0.220%) due 2/25/37(d)	2,742,569
95,723	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 2.965% (1-Month USD-LIBOR + 0.650%) due 6/25/29(d)	81,359
1,315,126	CCC	Alternative Loan Trust, Series 2005-56, Class 4A1, 2.625% (1-Month USD-LIBOR + 0.310%) due 11/25/35(d)	1,281,603
		Ascentium Equipment Receivables Trust:
893,010	Aaa(c)	Series 2017-2A, Class A2, 2.000% due 5/11/20(a)	888,382
550,000	Aaa(c)	Series 2017-2A, Class A3, 2.310% due 12/10/21(a)	540,897
991,158	CCC	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A1B, 2.465% (1-Month USD-LIBOR + 0.150%) due 12/25/36(d)	966,000
		BAMLL Commercial Mortgage Securities Trust:
480,000	AA-	Series 2015-200P, Class B, 3.490% due 4/14/33(a)	468,259
420,000	AAA(j)	Series 2018-PARK, Class A, 4.227% due 8/10/38(a)(d)	428,499
53,490	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 4.487% due 7/25/34(d)	54,638
515,000	AAA	Barings CLO Ltd., Series 2013-IA, Class AR, 3.269% (3-Month USD-LIBOR + 0.800%) due 1/20/28(a)(d)	513,080
285,000	AAA	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430% due 11/5/36(a)	279,325
1,316,830	NR	BCAP LLC Trust, Series 2015-RR5, Class 1A3, 1.773% due 8/26/36(a)(d)	1,289,502
255,782	WD(j)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.942% due 5/25/47(d)	237,103
115,171	B	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2, 4.022% due 5/25/35(d)	116,544
449,298	CCC	Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(d)	446,262
107,064	BBB	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class A1, 3.315% (1-Month USD-LIBOR + 1.000%) due 3/25/37(a)(d)	110,893
		BENCHMARK Mortgage Trust:
285,000	AAA	Series 2018-B1, Class A2, 3.571% due 1/15/51	285,757
254,634	AAA	Series 2018-B7, Class A4, 4.510% due 11/15/51	266,656
529,588	AAA	BX Trust, Series 2017-SLCT, Class A, 3.227% (1-Month USD-LIBOR + 0.920%) due 7/15/34(a)(d)	528,763
686,387	AA+	Centex Home Equity Loan Trust, Series 2006-A, Class AV4, 2.565% (1-Month USD-LIBOR + 0.250%) due 6/25/36(d)	684,835
235,000	AAA	CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class A, 2.808% due 4/10/28(a)	233,643
545,000	AAA	CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.369% due 3/13/35(a)	542,802
118,214	BB	Chase Mortgage Finance Trust, Series 2007-A1, Class 5A1, 4.103% due 2/25/37(d)	119,524
		Chevy Chase Funding LLC Mortgage-Backed Certificates:
814,723	A+	Series 2004-2A, Class A1, 2.585% (1-Month USD-LIBOR + 0.270%) due 5/25/35(a)(d)	796,846
1,725,717	CCC	Series 2004-2A, Class B1, 2.704% due 5/25/35(a)(d)	1,326,897
		CIM Trust:
1,263,881	NR	Series 2018-R5, Class A1, 3.750% due 7/25/58(a)(d)	1,247,202
1,182,421	NR	Series 2018-R6, Class A1, 3.375% (1-Month USD-LIBOR + 1.076%) due 9/25/58(a)(d)	1,172,292
		Citigroup Commercial Mortgage Trust:
620,000	Aaa(c)	Series 2013-375P, Class A, 3.251% due 5/10/35(a)	613,362
300,000	BB(j)	Series 2014-GC19, Class E, 4.727% due 3/10/47(a)(d)	276,742
440,000	Aaa(c)	Series 2015-GC27, Class A5, 3.137% due 2/10/48	427,688
575,000	Aaa(c)	Series 2015-P1, Class A5, 3.717% due 9/15/48	574,243
355,000	Aaa(c)	Series 2017-P7, Class AAB, 3.509% due 4/14/50	351,848
1,651,640	CC	Citigroup Mortgage Loan Trust, Series 2006-AR6, Class 2A4, 2.535% (1-Month USD-LIBOR + 0.220%) due 9/25/36(d)	634,982
2,054,234	AA+	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class XA, 1.475% due 5/10/50(d)(k)	162,600
415,000	AAA	CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.871% due 11/10/31(a)(d)	401,315
490,000	AAA	Cold Storage Trust, Series 2017-ICE3, Class A, 3.307% (1-Month USD-LIBOR + 1.000%) due 4/15/36(a)(d)	490,209
		Commercial Mortgage Trust:
265,000	AAA(j)	Series 2013-300P, Class A1, 4.353% due 8/10/30(a)	275,269
190,000	AA-(j)	Series 2013-300P, Class B, 4.540% due 8/10/30(a)(d)	195,331
260,000	BB	Series 2013-CR9, Class E, 4.399% due 7/10/45(a)(d)	150,260

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.1% - (continued)
$ 535,000	Aaa(c)	Series 2013-CR11, Class A3, 3.983% due 8/10/50	$545,998
40,000	Aa3(c)	Series 2013-CR12, Class B, 4.762% due 10/10/46(d)	40,885
20,000	A3(c)	Series 2013-CR12, Class C, 5.254% due 10/10/46(d)	19,957
265,000	AAA(j)	Series 2014-277P, Class A, 3.732% due 8/10/49(a)(d)	265,205
140,000	AAA	Series 2014-CR18, Class A5, 3.828% due 7/15/47	141,099
685,000	AAA	Series 2014-CR18, Class ASB, 3.452% due 7/15/47	685,994
210,000	A-(j)	Series 2014-CR21, Class C, 4.565% due 12/10/47(d)	208,751
345,000	Aaa(c)	Series 2014-LC17, Class A5, 3.917% due 10/10/47	349,084
5,233,943	Aa1(c)	Series 2015-CR25, Class XA, 1.073% due 8/10/48(d)(k)	235,729
270,000	AAA	Series 2016-787S, Class A, 3.545% due 2/10/36(a)	264,295
		Core Industrial Trust:
351,008	AAA	Series 2015-CALW, Class A, 3.040% due 2/10/34(a)	347,253
466,473	AAA	Series 2015-TEXW, Class A, 3.077% due 2/10/34(a)	462,001
		Countrywide Asset-Backed Certificates:
156,889	CCC	Series 2006-SD3, Class A1, 2.645% (1-Month USD-LIBOR + 0.330%) due 7/25/36(a)(d)	147,806
316,748	AA	Series 2007-13, Class 2A2, 3.115% (1-Month USD-LIBOR + 0.800%) due 10/25/47(d)	311,809
		Countrywide Home Loan Mortgage Pass-Through Trust:
106,162	Ca(c)	Series 2005-11, Class 3A3, 2.831% due 4/25/35(d)	85,716
65,645	WR(c)	Series 2005-11, Class 6A1, 2.915% (1-Month USD-LIBOR + 0.600%) due 3/25/35(d)	60,629
		Credit Suisse Commercial Mortgage Capital Trust:
290,000	B-	Series 2014-USA, Class F, 4.373% due 9/15/37(a)	246,718
770,591	NR	Series 2015-5R, Class 1A1, 2.866% due 9/27/46(a)(d)	765,545
240,000	Aaa(c)	Series 2017-LSTK, Class A, 2.761% due 4/5/33(a)	236,436
		Credit Suisse Commercial Mortgage Trust:
14,058	Caa3(c)	Series 2006-C3, Class AJ, 6.698% due 6/15/38(d)	7,864
14,773	Caa1(c)	Series 2006-C5, Class AJ, 5.373% due 12/15/39	10,058
82,452	B+	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 8A1, 4.500% due 7/25/20	83,042
295,000	Aaa(c)	Credit Suisse USA CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.505% due 4/15/50	291,817
2,603,679	AAA(j)	CSMC Trust, Series 2018-J1, Class A2, 3.500% due 2/25/48(a)(d)	2,503,074
1,244,991	CC	CWABS Revolving Home Equity Loan Trust, Series 2004-B, Class 2A, 2.527% (1-Month USD-LIBOR + 0.220%) due 2/15/29(d)	1,154,030
68,752	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 3.103% (1-Month USD-LIBOR + 0.800%) due 11/19/44(d)	64,745
406,754	B-	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 4.865% (1-Month USD-LIBOR + 2.550%) due 9/25/33(d)	412,346
		Federal Home Loan Mortgage Corp. (FHLMC), Interest Strips:
122,245	NR	Series 334, Class S7, 3.794% (6.100% - 1-Month USD-LIBOR) due 8/15/44(d)(k)	20,760
168,533	NR	Series 353, Class S1, 3.694% (6.000% - 1-Month USD-LIBOR) due 12/15/46(d)(k)	27,738
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
8,053	NR	Series 1865, Class DA, 26.757% (31.310% - 11th District Cost of Funds Index) due 2/15/24(d)(k)	2,986
61,057	NR	Series 3451, Class SB, 3.724% (6.030% - 1-Month USD-LIBOR) due 5/15/38(d)(k)	4,595
97,710	NR	Series 3621, Class SB, 3.924% (6.230% - 1-Month USD-LIBOR) due 1/15/40(d)(k)	12,042
555,000	NR	Series 3743, Class PB, 4.500% due 10/15/40	589,758
1,221,418	NR	Series 3866, Class SA, 3.644% (5.950% - 1-Month USD-LIBOR) due 5/15/41(d)(k)	139,423
467,437	NR	Series 3947, Class SG, 3.644% (5.950% - 1-Month USD-LIBOR) due 10/15/41(d)(k)	65,855
32,234	NR	Series 3973, Class SA, 4.184% (6.490% - 1-Month USD-LIBOR) due 12/15/41(d)(k)	5,251
390,275	NR	Series 4203, Class PS, 3.944% (6.250% - 1-Month USD-LIBOR) due 9/15/42(d)(k)	51,378
346,411	NR	Series 4210, Class Z, 3.000% due 5/15/43	304,882
189,349	NR	Series 4239, Class IO, 3.500% due 6/15/27(k)	17,322
295,966	NR	Series 4316, Class XZ, 4.500% due 3/15/44	310,325
121,099	NR	Series 4335, Class SW, 3.694% (6.000% - 1-Month USD-LIBOR) due 5/15/44(d)(k)	18,148
794,372	NR	Series 4639, Class HZ, step bond to yield, 2.750% due 4/15/53	701,126
100,943	NR	Series R007, Class ZA, 6.000% due 5/15/36	111,098
		Federal National Mortgage Association (FNMA), ACES:
322,712	NR	Series 2006-M2, Class A2A, 5.271% due 10/25/32(d)	343,584
15,823,388	NR	Series 2013-M7, Class X2, 0.231% due 12/27/22(d)(k)	92,587

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.1% - (continued)
$ 75,370	NR	Series 2014-M12, Class FA, 2.582% (1-Month USD-LIBOR + 0.300%) due 10/25/21(d)	$75,436
44,295	NR	Series 2015-M7, Class AB2, 2.502% due 12/25/24	42,785
5,975,248	NR	Series 2015-M7, Class X2, 0.608% due 12/25/24(d)(k)	152,160
20,397,569	NR	Series 2015-M8, Class X2, 0.253% due 1/25/25(d)(k)	154,410
604,000	NR	Series 2018-M14, Class A2, 3.578% due 8/25/28(b)(d)	601,616
202,405	A1(c)	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 3.765% (1-Month USD-LIBOR + 1.450%) due 1/25/29(a)(d)	203,528
78,114	NR	Federal National Mortgage Association (FNMA), Grantor Trust, Series 2000-T6, Class A3, 4.238% due 11/25/40(d)	77,208
		Federal National Mortgage Association (FNMA), Interest Strip:
175,005	NR	Series 409, Class C13, 3.500% due 11/25/41(k)	34,568
318,681	NR	Series 409, Class C18, 4.000% due 4/25/42(k)	64,023
45,356	NR	Series 409, Class C22, 4.500% due 11/25/39(k)	10,468
		Federal National Mortgage Association (FNMA), REMICS:
33,644	NR	Series 2004-38, Class FK, 2.665% (1-Month USD-LIBOR + 0.350%) due 5/25/34(d)	33,687
161,391	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	166,274
685,657	NR	Series 2006-51, Class SP, 4.335% (6.650% - 1-Month USD-LIBOR) due 3/25/36(d)(k)	79,196
291,684	NR	Series 2007-68, Class SC, 4.385% (6.700% - 1-Month USD-LIBOR) due 7/25/37(d)(k)	44,095
677,124	NR	Series 2008-18, Class SM, 4.685% (7.000% - 1-Month USD-LIBOR) due 3/25/38(d)(k)	73,905
1,224,677	NR	Series 2011-8, Class ZA, 4.000% due 2/25/41	1,241,835
418,639	NR	Series 2011-87, Class SG, 4.235% (6.550% - 1-Month USD-LIBOR) due 4/25/40(d)(k)	48,470
141,058	NR	Series 2011-90, Class QI, 5.000% due 5/25/34(k)	7,057
770,000	NR	Series 2011-131, Class PB, 4.500% due 12/25/41	816,650
104,639	NR	Series 2012-35, Class SC, 4.185% (6.500% - 1-Month USD-LIBOR) due 4/25/42(d)(k)	17,160
133,987	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	144,702
196,393	NR	Series 2012-51, Class B, 7.000% due 5/25/42	225,777
25,922	NR	Series 2012-70, Class YS, 4.335% (6.650% - 1-Month USD-LIBOR) due 2/25/41(d)(k)	2,908
166,901	NR	Series 2012-74, Class SA, 4.335% (6.650% - 1-Month USD-LIBOR) due 3/25/42(d)(k)	18,670
27,817	NR	Series 2012-75, Class AO, zero coupon, due 3/25/42(i)	24,266
139,036	NR	Series 2012-101, Class BI, 4.000% due 9/25/27(k)	12,062
246,111	NR	Series 2012-118, Class CI, 3.500% due 12/25/39(k)	26,177
134,400	NR	Series 2012-133, Class CS, 3.835% (6.150% - 1-Month USD-LIBOR) due 12/25/42(d)(k)	21,149
470,000	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	527,825
393,364	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	425,284
114,221	NR	Series 2013-54, Class BS, 3.835% (6.150% - 1-Month USD-LIBOR) due 6/25/43(d)(k)	19,327
328,523	NR	Series 2016-60, Class QS, 3.785% (6.100% - 1-Month USD-LIBOR) due 9/25/46(d)(k)	41,347
1,034,446	NR	Series 2018-55, Class PA, 3.500% due 1/25/47	1,035,252
936,799	NR	Series 2018-57, Class QA, 3.500% due 5/25/46	942,917
		FHLMC Multifamily Structured Pass-Through Certificates:
243,604	AAA(j)	Series K016, Class X1, 1.650% due 10/25/21(d)(k)	8,736
500,000	AAA(j)	Series K072, Class A2, 3.444% due 12/25/27	494,025
1,116,510	NR	Series KF39, Class A, 2.627% (1-Month USD-LIBOR + 0.320%) due 11/25/24(d)	1,113,769
348,947	NR	Series KIR2, Class A1, 2.748% due 3/25/27	342,547
331,691	NR	Series KW02, Class A1, 2.896% due 4/25/26	327,199
1,054,253	NR	Series Q006, Class APT2, 2.483% due 9/25/26(d)	1,080,229
		FHLMC Structured Agency Credit Risk Debt Notes:
469,000	Ba1(c)	Series 2016-DNA1, Class M3, 7.865% (1-Month USD-LIBOR + 5.550%) due 7/25/28(d)	559,706
655,000	BB-(j)	Series 2017-DNA2, Class M2, 5.765% (1-Month USD-LIBOR + 3.450%) due 10/25/29(d)	705,648
410,000	B(j)	Series 2017-HRP1, Class M2, 4.765% (1-Month USD-LIBOR + 2.450%) due 12/25/42(d)	419,674
1,688,464	CC	First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2D, 2.555% (1-Month USD-LIBOR + 0.240%) due 10/25/36(d)	1,313,464
680,000	AAA	Flagship CLO VIII Ltd., Series 2014-8A, Class ARR, 3.286% (3-Month USD-LIBOR + 0.850%) due 1/16/26(a)(d)	678,453
949,753	AAA	Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A, 5.401% due 12/13/28(a)	984,646
		Freddie Mac Multifamily Structured Pass-Through Certificates:
185,000	AAA(j)	Series K082, Class , 3.920% due 9/25/28(d)	189,045
281,000	NR	Series K085, Class A2, 4.060% due 10/25/28(d)	290,010

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.1% - (continued)
$ 555,000	NR	Series K158, Class A3, 3.900% due 10/25/33(d)	$557,895
505,000	BBB-	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.495% due 12/15/34(a)(d)	501,763
97,545	BB+	GE Business Loan Trust, Series 2006-1A, Class C, 2.727% (1-Month USD-LIBOR + 0.420%) due 5/15/34(a)(d)	91,237
		Government National Mortgage Association (GNMA):
580,587	NR	Series 2007-51, Class SG, 4.279% (6.580% - 1-Month USD-LIBOR) due 8/20/37(d)(k)	87,037
1,672,689	NR	Series 2008-51, Class GS, 3.920% (6.230% - 1-Month USD-LIBOR) due 6/16/38(d)(k)	239,668
15,525	NR	Series 2010-31, Class GS, 4.199% (6.500% - 1-Month USD-LIBOR) due 3/20/39(d)(k)	498
73,098	NR	Series 2010-85, Class HS, 4.349% (6.650% - 1-Month USD-LIBOR) due 1/20/40(d)(k)	6,403
394,133	NR	Series 2012-H27, Class AI, 1.720% due 10/20/62(d)(k)	21,491
296,926	NR	Series 2013-53, Class OI, 3.500% due 4/20/43(k)	45,275
3,129,442	NR	Series 2013-85, Class IA, 0.710% due 3/16/47(d)(k)	116,105
1,752,598	NR	Series 2014-105, Class IO, 0.956% due 6/16/54(d)(k)	88,023
124,661	NR	Series 2015-167, Class OI, 4.000% due 4/16/45(k)	25,279
126,761	NR	Series 2016-84, Class IG, 4.500% due 11/16/45(k)	28,041
83,717	NR	Series 2016-135, Class SB, 3.790% (6.100% - 1-Month USD-LIBOR) due 10/16/46(d)(k)	14,314
836,766	NR	Series 2017-H22, Class IC, 2.950% due 11/20/67(d)(k)	100,543
39,812	NR	Series 2018-99, Class A, 3.200% due 1/16/52	39,111
129,710	NR	Series 2018-108, Class A, 3.250% due 5/16/59(d)	127,573
49,897	NR	Series 2018-123, Class AH, 3.250% due 9/16/52	48,986
279,246	NR	Series 2018-124, Class NW, 3.500% due 9/20/48	277,354
99,878	NR	Series 2018-130, Class A, 3.250% due 5/16/59	97,946
710,000	AAA	GS Mortgage Securities Corp. II, Series 2018-SRP5, Class A, 3.607% (1-Month USD-LIBOR + 1.300%) due 9/15/31(a)(d)	711,331
		Harborview Mortgage Loan Trust:
179,901	AA+	Series 2004-5, Class 2A6, 3.864% due 6/19/34(d)	180,455
71,602	WD(j)	Series 2006-2, Class 1A, 4.449% due 2/25/36(d)	49,129
1,120,427	CC	Series 2006-10, Class 1A1A, 2.503% (1-Month USD-LIBOR + 0.200%) due 11/19/36(d)	1,004,695
100,000	AAA	Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 1.810% due 3/15/21(a)	99,620
116,405	AA	Impac CMB Trust, Series 2007-A, Class A, 2.815% (1-Month USD-LIBOR + 0.500%) due 5/25/37(a)(d)	115,535
50,178	Caa2(c)	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 3.883% due 9/25/35(d)	46,578
1,060,227	CC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 2.475% (1-Month USD-LIBOR + 0.160%) due 8/25/36(d)	420,533
		JP Morgan Chase Commercial Mortgage Securities Trust:
222,949	AAA	Series 2012-HSBC, Class A, 3.093% due 7/5/32(a)	220,482
350,000	Aaa(c)	Series 2016-NINE, Class A, 2.949% due 10/6/38(a)(d)	327,134
265,000	AAA	Series 2018-BCON, Class A, 3.735% due 1/5/31(a)	266,949
1,350,000	CCC	JP Morgan Mortgage Acquisition Corp., Series 2006-FRE1, Class M1, 2.705% (1-Month USD-LIBOR + 0.390%) due 5/25/35(d)	1,337,488
		JP Morgan Mortgage Trust:
441,414	Aaa(c)	Series 2017-1, Class A4, 3.500% due 1/25/47(a)(d)	437,299
340,317	Aaa(c)	Series 2017-2, Class A6, 3.000% due 5/25/47(a)(d)	330,076
1,305,321	AA+	Series 2018-3, Class A1, 3.500% due 9/25/48(a)(d)	1,260,147
504,050	AA+	Series 2018-4, Class A1, 3.500% due 10/25/48(a)(d)	488,272
1,259,320	AA+	Series 2018-5, Class A1, 3.500% due 10/25/48(a)(d)	1,225,325
		JPMBB Commercial Mortgage Securities Trust:
40,000	Aa3(c)	Series 2013-C17, Class B, 5.050% due 1/15/47(d)	41,471
350,000	BB(j)	Series 2014-C23, Class E, 3.364% due 9/15/47(a)(d)	269,280
190,000	Aaa(c)	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% due 10/15/50	183,674
		JPMorgan Chase Commercial Mortgage Securities Trust:
820,000	D	Series 2007-CB18, Class AJ, 5.502% due 6/12/47(d)	676,407
175,000	Aaa(c)	Series 2011-C5, Class AS, 5.586% due 8/15/46(a)(d)	182,312
370,000	Aa1(c)	Series 2011-C5, Class B, 5.586% due 8/15/46(a)(d)	382,975
460,000	AA	Series 2012-HSBC, Class C, 4.021% due 7/5/32(a)	463,978
448,737	AAA	Series 2014-FL6, Class B, 4.587% (1-Month USD-LIBOR + 2.280%) due 11/15/31(a)(d)	449,460
313,064	Aaa(c)	JPMorgan Trust, Series 2015-5, Class A9, 3.119% due 5/25/45(a)(d)	311,411
13,411	AAA	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% due 7/15/40(d)	13,408

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.1% - (continued)
$ 57,719	Ca(c)	Lehman XS Trust, Series 2005-7N, Class 1A1B, 2.915% (1-Month USD-LIBOR + 0.600%) due 12/25/35(d)	$43,464
8,586	AAA	Lone Star Portfolio Trust, Series 2015-LSP, Class A1A2, 4.357% (1-Month USD-LIBOR + 2.050%) due 9/15/28(a)(d)	8,598
130,000	Aaa(c)	Madison Avenue Trust, Series 2013-650M, Class A, 3.843% due 10/12/32(a)	130,847
253,396	Aaa(c)	Magnetite IX Ltd., Series 2014-9A, Class A1R, 3.490% (3-Month USD-LIBOR + 1.000%) due 7/25/26(a)(d)	253,272
700,000	Aaa(c)	Magnetite XVIII Ltd., Series 2016-18A, Class AR, 3.696% (3-Month USD-LIBOR + 1.080%) due 11/15/28(a)(d)	699,399
396,603	AA+	MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1, 4.519% due 10/25/32(d)	400,495
308,841	CC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 2.565% (1-Month USD-LIBOR + 0.250%) due 7/25/37(d)	219,530
16,993	A+	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, 4.311% due 5/25/34(d)	16,837
600,656	AA+	Mid-State Capital Corp. Trust, Series 2004-1, Class A, 6.005% due 8/15/37	648,440
		ML-CFC Commercial Mortgage Trust:
87,664	Caa2(c)	Series 2007-5, Class AJ, 5.450% due 8/12/48(d)	64,965
123,065	C(j)	Series 2007-9, Class AJ, 6.193% due 9/12/49(d)	95,538
		Morgan Stanley Bank of America Merrill Lynch Trust:
30,000	Aaa(c)	Series 2013-C10, Class A4, 4.218% due 7/15/46(d)(l)	30,706
500,000	Aaa(c)	Series 2013-C13, Class A4, 4.039% due 11/15/46(l)	510,441
540,000	Aaa(c)	Series 2015-C27, Class A4, 3.753% due 12/15/47(l)	539,764
260,000	A-(j)	Series 2016-C30, Class C, 4.266% due 9/15/49(d)(l)	247,438
400,000	AAA	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A, 3.286% (3-Month USD-LIBOR + 0.850%) due 1/15/28(a)(d)	398,834
372,541	AAA	New Residential Mortgage Loan Trust, Series 2016-4A, Class A1, 3.750% due 11/25/56(a)(d)	371,817
240,000	AAA	Octagon Investment Partners 25 Ltd., Series 2015-1A, Class AR, 3.269% (3-Month USD-LIBOR + 0.800%) due 10/20/26(a)(d)	238,513
110,000	AAA	PFS Financing Corp., Series 2016-BA, Class A, 1.870% due 10/15/21(a)	108,841
872,573	AA+	Popular ABS Mortgage Pass-Through Trust, Series 2006-C, Class A4, 2.565% (1-Month USD-LIBOR + 0.250%) due 7/25/36(d)	866,341
		Prime Mortgage Trust:
39,289	CCC	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(a)	36,247
979,581	CCC	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(a)	794,091
915,000	AAA	RBS Commercial Funding Inc. Trust, Series 2013-GSP, Class A, 3.961% due 1/13/32(a)(d)	922,838
229,214	Caa2(c)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36	227,234
770,000	NR	SBA Small Business Investment Cos., Series 2018-10B, Class 1, 3.548% due 9/11/28	774,415
226,949	NR	Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.500% due 11/25/57	226,732
1,535,609	AA-	Sequoia Mortgage Trust, Series 2003-1, Class 1A, 3.061% (1-Month USD-LIBOR + 0.760%) due 4/20/33(d)	1,507,219
928,804	AA	Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 3.115% (1-Month USD-LIBOR + 0.800%) due 7/25/34(d)	921,969
121,246	AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 2.803% (1-Month USD-LIBOR + 0.250%) due 7/19/35(d)	119,561
123,109	CCC	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, 2.665% (1-Month USD-LIBOR + 0.350%) due 6/25/35(a)(d)	111,653
86,558	AAA	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 3.066% (1-Month USD-LIBOR + 0.750%) due 11/11/34(a)(d)	86,365
316,305	Aaa(c)	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250% due 4/25/56(a)(d)	309,646
530,000	AAA	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996% due 11/15/30(a)	520,256
100,000	AAA	Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 3.657% (1-Month USD-LIBOR + 1.350%) due 6/15/29(a)(d)	100,207
		WaMu Mortgage Pass-Through Certificates Trust:
12,147	BBB+	Series 2004-AR11, Class A, 4.189% due 10/25/34(d)	12,169
57,796	A+	Series 2004-AR12, Class A2A, 3.095% (1-Month USD-LIBOR + 0.780%) due 10/25/44(d)	57,986
344,658	BB-	Series 2005-AR4, Class A5, 3.735% due 4/25/35(d)	349,725
1,154,191	CCC	Series 2006-AR3, Class A1A, 3.053% (1-Year Treasury Average Rate + 1.000%) due 2/25/46(d)	1,149,501
2,007,085	WR(c)	Series 2007-OA2, Class 1A, 2.753% (1-Year Treasury Average Rate + 0.700%) due 3/25/47(d)	1,860,055
559,492	Ca(c)	Series 2007-OA2, Class 2A, 2.753% (1-Year Treasury Average Rate + 0.700%) due 1/25/47(d)	457,555
		Wells Fargo Commercial Mortgage Trust:
120,000	Aa3(c)	Series 2013-LC12, Class B, 4.422% due 7/15/46(d)	120,439
1,000,000	Aa2(c)	Series 2015-C28, Class AS, 3.872% due 5/15/48(d)	993,596
150,000	Aaa(c)	Series 2015-LC20, Class A5, 3.184% due 4/15/50	145,306
500,000	AAA	Series 2016-BNK1, Class ASB, 2.514% due 8/15/49	476,511
11,977,145	Aaa(c)	Series 2018-C43, Class XA, 0.868% due 3/15/51(d)(k)	614,080
260,000	Aaa(c)	Series 2018-C46, Class A4, 4.152% due 8/15/51	263,629
		Wells Fargo Mortgage-Backed Securities Trust:
226,335	Caa1(c)	Series 2006-12, Class A3, 6.000% due 10/25/36	225,463

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.1% - (continued)
$ 113,371		CCC	Series 2006-AR2, Class 2A1, 4.290% due 3/25/36(d)	$115,449
31,393		Caa2(c)	Series 2006-AR7, Class 2A4, 4.335% due 5/25/36(d)	32,136
			WF-RBS Commercial Mortgage Trust:
197,665		Aaa(c)	Series 2011-C2, Class A4, 4.869% due 2/15/44(a)(d)	203,175
72,689		Aaa(c)	Series 2011-C4, Class A3, 4.394% due 6/15/44(a)	72,794
1,729,205		Aaa(c)	Series 2012-C7, Class XA, 1.562% due 6/15/45(a)(d)(k)	64,239
145,000		Aaa(c)	Series 2013-C14, Class A4, 3.073% due 6/15/46	142,384
2,388,479		Aaa(c)	Series 2014-C20, Class XA, 1.202% due 5/15/47(d)(k)	89,946

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $89,254,950)	85,163,859

SOVEREIGN BONDS - 2.6%
Argentina - 0.1%
1,020,000		B	Argentine Republic Government International Bonds, 5.625% due 1/26/22	906,015

Brazil - 0.6%
656,000	BRL	BB-	Brazil Notas do Tesouro Nacional Serie B, 6.000% due 8/15/50	620,327
			Brazil Notas do Tesouro Nacional Serie F:
296,000	BRL	BB-	10.000% due 1/1/21	82,620
5,296,000	BRL	BB-	10.000% due 1/1/23	1,470,792
910,000	BRL	BB-	10.000% due 1/1/27	248,182
			Brazilian Government International Bonds:
280,000		BB-	4.875% due 1/22/21	286,020
1,300,000		BB-	4.625% due 1/13/28	1,231,438
1,280,000		BB-	5.000% due 1/27/45	1,072,800

			Total Brazil	5,012,179

Canada - 0.0%
152,000		A+	Province of Manitoba Canada, 3.050% due 5/14/24	150,199

Chile - 0.0%
485,000		A+	Chile Government International Bonds, 3.240% due 2/6/28	458,325

Colombia - 0.2%
			Colombia Government International Bonds:
220,000		BBB-	8.125% due 5/21/24	257,565
280,000		BBB-	3.875% due 4/25/27	265,373
570,000		Baa2(c)	4.500% due 3/15/29	558,321
370,000		BBB-	5.625% due 2/26/44	374,998

			Total Colombia	1,456,257

Indonesia - 0.2%
			Indonesia Government International Bonds:
290,000		Baa2(c)	3.500% due 1/11/28	263,267
80,000		BBB-	4.100% due 4/24/28	76,569
330,000		Baa2(c)	4.350% due 1/11/48	287,652
700,000		BBB-	Indonesia Government International Bonds, (Restricted, cost - $718,045, acquired 4/27/15), 3.750% due 4/25/22(m)	690,880

			Total Indonesia	1,318,368

Mexico - 1.0%
			Mexican Bonos:
30,492,700	MXN	A-	6.500% due 6/9/22	1,395,084
15,120,000	MXN	A-	10.000% due 12/5/24	778,396
60,165,700	MXN	A-	7.750% due 11/13/42	2,435,331
48,220,000	MXN	A3(c)	8.000% due 11/7/47	1,987,112
			Mexico Government International Bonds:
61,000		BBB+	3.500% due 1/21/21	60,702

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 2.6% - (continued)
Mexico - 1.0% - (continued)
$ 174,000		BBB+	3.625% due 3/15/22	$171,279
44,000		BBB+	4.000% due 10/2/23	43,419
790,000		BBB+	4.150% due 3/28/27	755,690
723,000		BBB+	3.750% due 1/11/28	670,040
210,000		BBB+	4.750% due 3/8/44	185,325

			Total Mexico	8,482,378

Panama - 0.0%
200,000		BBB	Panama Government International Bonds, 4.000% due 9/22/24	200,602

Peru - 0.1%
			Peruvian Government International Bonds:
210,000		BBB+	4.125% due 8/25/27	213,885
70,000		BBB+	6.550% due 3/14/37	86,275
160,000		BBB+	5.625% due 11/18/50	181,762

			Total Peru	481,922

Philippines - 0.0%
400,000		BBB	Philippine Government International Bonds, 3.000% due 2/1/28	370,792

Poland - 0.1%
710,000		A-	Poland Government International Bonds, 4.000% due 1/22/24	719,408

Russia - 0.3%
			Russian Federal Bonds - OFZ:
22,990,000	RUB	BBB	7.000% due 8/16/23	327,585
6,950,000	RUB	NR	7.750% due 9/16/26	99,635
31,310,000	RUB	BBB	8.150% due 2/3/27	457,939
116,093,000	RUB	BBB	7.050% due 1/19/28	1,572,133

			Total Russia	2,457,292

Uruguay - 0.0%
			Uruguay Government International Bonds:
70,000		BBB	4.500% due 8/14/24	70,771
125,000		BBB	4.375% due 10/27/27	123,765

			Total Uruguay	194,536

			TOTAL SOVEREIGN BONDS (Cost - $26,829,434)	22,208,273

ASSET-BACKED SECURITIES - 1.5%
Automobiles - 0.1%
68,349		AAA	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3, 1.870% due 8/18/21	67,938
630,000		AAA	Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.550% due 8/15/27(a)	630,767
440,000		Aaa(c)	Hertz Vehicle Financing II LP, Series 2018-1A, Class A, 3.290% due 2/25/24(a)	427,168

			Total Automobiles	1,125,873

Credit Cards - 0.1%
740,000		AAA	Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4, 1.330% due 6/15/22	731,885
315,000		AAA	Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 3.077% (1-Month USD-LIBOR + 0.770%) due 5/14/29(d)	313,423

			Total Credit Cards	1,045,308

Student Loans - 1.3%
407,879		AA+	CIT Education Loan Trust, Series 2007-1, Class A, 2.463% (3-Month USD-LIBOR + 0.090%) due 3/25/42(a)(d)	398,058
			Navient Private Education Loan Trust:
366,843		AAA	Series 2014-AA, Class A2B, 3.557% (1-Month USD-LIBOR + 1.250%) due 2/15/29(a)(d)	371,391
71,076		AAA	Series 2014-CTA, Class A, 3.007% (1-Month USD-LIBOR + 0.700%) due 9/16/24(a)(d)	71,226
			Navient Student Loan Trust:
565,853		AAA	Series 2017-1A, Class A2, 3.065% (1-Month USD-LIBOR + 0.750%) due 7/26/66(a)(d)	568,311
500,000		AAA	Series 2017-4A, Class A2, 2.815% (1-Month USD-LIBOR + 0.500%) due 9/27/66(a)(d)	501,716

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
ASSET-BACKED SECURITIES - 1.5% - (continued)
Student Loans - 1.3% - (continued)
		SLM Student Loan Trust:
$ 216,951	AA+	Series 2003-4, Class A5E, 3.084% (3-Month USD-LIBOR + 0.750%) due 3/15/33(a)(d)	$214,260
1,823,619	AAA	Series 2004-1, Class A4, 2.750% (3-Month USD-LIBOR + 0.260%) due 10/27/25(d)	1,824,994
939,173	AAA	Series 2005-4, Class A3, 2.610% (3-Month USD-LIBOR + 0.120%) due 1/25/27(d)	934,706
864,250	AAA	Series 2005-5, Class A4, 2.630% (3-Month USD-LIBOR + 0.140%) due 10/25/28(d)	860,308
880,000	AA+	Series 2005-5, Class A5, 3.240% (3-Month USD-LIBOR + 0.750%) due 10/25/40(d)	875,783
446,977	AAA	Series 2005-8, Class A4, 3.040% (3-Month USD-LIBOR + 0.550%) due 1/25/28(d)	448,716
431,165	AAA	Series 2006-9, Class A5, 2.590% (3-Month USD-LIBOR + 0.100%) due 1/26/26(d)	430,496
		SMB Private Education Loan Trust:
72,049	AAA	Series 2015-B, Class A2A, 2.980% due 7/15/27(a)	71,536
545,000	AAA	Series 2015-C, Class A3, 4.257% (1-Month USD-LIBOR + 1.950%) due 8/16/32(a)(d)	566,311
79,819	Aaa(c)	Series 2016-A, Class A2A, 2.700% due 5/15/31(a)	78,700
220,000	AAA	Series 2017-B, Class A2A, 2.820% due 10/15/35(a)	212,564
130,000	AAA	Series 2017-B, Class A2B, 3.057% (1-Month USD-LIBOR + 0.750%) due 10/15/35(a)(d)	130,141
400,000	AAA	Series 2018-A, Class A2B, 3.107% (1-Month USD-LIBOR + 0.800%) due 2/15/36(a)(d)	401,598
510,000	Aaa(c)	Series 2018-B, Class A2A, 3.600% due 1/15/37(a)	510,458
595,000	AAA	Series 2018-C, Class A2B, 3.057% (1-Month USD-LIBOR + 0.750%) due 11/15/35(a)(d)	596,734
550,000	AAA	Sofi Professional Loan Program LLC, Series 2018-A, Class A2B, 2.950% due 2/25/42(a)	535,156

		Total Student Loans	10,603,163

		TOTAL ASSET-BACKED SECURITIES (Cost - $12,708,359)	12,774,344

SENIOR LOANS - 0.9%
135,000	NR	American Airlines Inc., (Restricted, cost - $135,506, acquired 10/5/17), 4.072% (1-Month USD-LIBOR + 1.750%) due 6/27/25(m)	130,781
236,735	NR	American Builders & Contractors Supply Co., Inc., (Restricted, cost - $237,294, acquired 4/4/18), 4.345% (1-Month USD-LIBOR + 2.000%) due 10/31/23(m)	231,262
50,000	NR	Atlantic Aviation FBO Inc., (Restricted, cost - $49,500, acquired 11/30/18), due 11/28/25(m)(n)	50,000
259,395	NR	Beacon Roofing Supply Inc., (Restricted, cost - $261,665, acquired 10/16/17), 4.568% (1-Month USD-LIBOR + 2.250%) due 1/2/25(m)	252,830
34,936	NR	Berry Global Inc., (Restricted, cost - $35,040, acquired 2/12/18), 4.318% (1-Month USD-LIBOR + 2.000%) due 10/1/22(m)	34,583
48,914	NR	Caesars Resort Collection LLC, (Restricted, cost - $49,036, acquired 10/4/17), 5.095% (1-Month USD-LIBOR + 2.750%) due 12/23/24(m)	48,137
25,078	NR	Change Healthcare Holdings Inc., (Restricted, cost - $25,232, acquired 10/12/17), 5.095% (1-Month USD-LIBOR + 2.750%) due 3/1/24(m)	24,836
104,131	NR	Charter Communications Operating LLC, (Restricted, cost - $104,017, acquired 12/14/17), 4.350% (1-Month USD-LIBOR + 2.000%) due 4/30/25(m)	103,207
31,184	NR	CityCenter Holdings LLC, (Restricted, cost - $31,340, acquired 10/12/17), 4.595% (1-Month USD-LIBOR + 2.250%) due 4/18/24(m)	30,677
254,479	NR	Dell International LLC, (Restricted, cost - $254,534, acquired 10/18/17), 4.350% (1-Month USD-LIBOR + 2.000%) due 9/7/23(m)	251,835
1,690,000	NR	Delos Finance Sarl, (Restricted, cost - $1,704,788, acquired 8/9/17), 4.136% (3-Month USD-LIBOR + 1.750%) due 10/6/23(m)	1,686,831
260,000	NR	Envision Healthcare Corp., (Restricted, cost - $259,364, acquired 9/28/18), 6.095% due 10/10/25(m)	250,505
237,379	NR	First Data Corp., (Restricted, cost - $238,566, acquired 10/12/17), 4.315% (1-Month USD-LIBOR + 2.000%) due 7/8/22(m)	234,413
2,460,000	NR	Flying Fortress Holdings LLC, (Restricted, cost - $2,469,004, acquired 2/27/18), 4.136% (3-Month USD-LIBOR + 1.750%) due 10/30/22(m)	2,456,162
27,565	NR	HCA Inc., (Restricted, cost - $27,772, acquired 10/19/17), 4.345% (1-Month USD-LIBOR + 2.000%) due 3/13/25(m)	27,533
188,503	NR	Hilton Worldwide Finance LLC, (Restricted, cost - $188,461, acquired 8/18/16), 4.065% (1-Month USD-LIBOR + 1.750%) due 10/25/23(m)	186,945
180,000	NR	Level 3 Financing Inc., (Restricted, cost - $180,563, acquired 10/6/17), 4.556% (1-Month USD-LIBOR + 2.250%) due 2/22/24(m)	178,051
78,792	NR	MGM Growth Properties Operating Partnership LP, (Restricted, cost - $79,186, acquired 10/16/17), 4.345% (1-Month USD-LIBOR + 2.000%) due 3/21/25(m)	77,531
118,403	NR	Michaels Stores Inc., (Restricted, cost - $119,291, acquired 9/28/16), 4.832% (1-Month USD-LIBOR + 2.500%) due 1/30/23(m)	116,036
181,398	NR	MPH Acquisition Holdings LLC, (Restricted, cost - $183,200, acquired 10/13/17), 5.136% (3-Month USD-LIBOR + 2.750%) due 6/7/23(m)	178,413
153,691	NR	Numericable U.S. LLC, (Restricted, cost - $153,406, acquired 10/6/17), 5.994% (1-Month USD-LIBOR + 3.688%) due 1/31/26(m)	144,893
10,116	NR	ON Semiconductor Corp., (Restricted, cost - $10,180, acquired 10/11/17), 4.095% due 3/31/23(m)	10,036
135,733	NR	Party City Holdings Inc., (Restricted, cost - $136,186, acquired 2/16/18), 4.850% (1-Month USD-LIBOR + 2.750%) due 8/19/22(m)	134,618
156,769	NR	Prime Security Services Borrower LLC, (Restricted, cost - $158,336, acquired 10/4/17), 5.095% (1-Month USD-LIBOR + 2.750%) due 5/2/22(m)	155,267
130,000	NR	Regionalcare Hospital Partners Holdings Inc., (Restricted, cost - $128,705, acquired 11/14/18), due 11/16/25(m)(n)	127,990
146,743	NR	RPI Finance Trust, (Restricted, cost - $148,394, acquired 4/17/17), 4.386% (3-Month USD-LIBOR + 2.000%) due 3/27/23(m)	145,781
263,513	NR	Scientific Games International Inc., (Restricted, cost - $266,027, acquired 2/2/18), 5.216% (1-Month USD-LIBOR + 2.750%/2-Month USD-LIBOR + 2.750%) due 8/14/24(m)	257,019
43,332	NR	Sprint Communications Inc., (Restricted, cost - $43,549, acquired 10/16/17), 4.875% (1-Month USD-LIBOR + 2.500%) due 2/2/24(m)	42,888
58,676	NR	Trans Union LLC, (Restricted, cost - $58,749, acquired 10/18/17), 4.345% (1-Month USD-LIBOR + 2.000%) due 4/10/23(m)	58,113
24,000	NR	Unitymedia Hessen GmbH & Co. KG, (Restricted, cost - $24,030, acquired 10/26/17), 4.557% (1-Month USD-LIBOR + 2.250%) due 9/30/25(m)	23,805
244,098	NR	Western Digital Corp., (Restricted, cost - $246,539, acquired 10/27/17), 4.056% (1-Month USD-LIBOR + 1.750%) due 4/29/23(m)	237,792

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
ASSET-BACKED SECURITIES - 1.5% - (continued)
SENIOR LOANS - 0.9% - (continued)

		TOTAL SENIOR LOANS (Cost - $8,007,459)	$7,888,770

MUNICIPAL BONDS - 0.5%
California - 0.1%
$ 350,000	AA	San Jose Redevelopment Successor Agency, Tax Allocation, Series A, 3.176% due 8/1/26	337,638
		University of California, Revenue Bonds:
25,000	AA	Series AD, 4.858% due 5/15/12	24,798
400,000	AA	Series AJ, 4.601% due 5/15/31	422,912
266,000	AA	Series AQ, 4.767% due 5/15/15	258,430

		Total California	1,043,778

Massachusetts - 0.0%
100,000	AA+	Massachusetts School Building Authority, Revenue Bonds, Series B, 5.000% due 10/15/41	106,408

New Jersey - 0.1%
650,000	Aa3(c)	Jersey City Municipal Utilities Authority, Revenue Bonds, Series B, 5.470% due 5/15/27	707,720
110,000	BBB+	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series AA, 5.000% due 6/15/36	114,765

		Total New Jersey	822,485

New York - 0.2%
500,000	AA	City of New York, GO, Series G-1, 5.968% due 3/1/36	599,775
80,000	AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A, 5.000% due 11/1/42	87,059
350,000	AA+	New York State Dormitory Authority, Revenue Bonds, Series H, 5.289% due 3/15/33	391,342
270,000	AA+	New York State Urban Development Corp., Revenue Bonds, Series E, 5.000% due 3/15/24	300,013

		Total New York	1,378,189

Texas - 0.1%
235,000	A+	Dallas/Fort Worth International Airport, Revenue Bonds, AMT, Series A, 5.000% due 11/1/45(o)	242,497

Virginia - 0.0%
226,762	AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	234,096

		TOTAL MUNICIPAL BONDS (Cost - $3,924,415)	3,827,453

Shares/Units
PREFERRED STOCK - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
3,800		GMAC Capital Trust I, 8.401% (3-Month USD-LIBOR + 5.785%) due 2/15/40(d) (Cost - $94,240)	96,900

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $857,382,044)	833,581,090

Face Amount†
SHORT-TERM INVESTMENTS (p) - 7.6%
COMMERCIAL PAPERS - 0.7%
$ 560,000		Ford Motor Credit Co. LLC, 3.138% due 4/4/19(q)	554,136
2,390,000		JP Morgan Securities LLC, 2.519% due 2/1/19(q)	2,380,042
2,630,000		Mizuho Bank Ltd., (Restricted, cost - $2,619,652, acquired 10/16/18), 2.503% due 1/29/19(m)(q)	2,619,652

		TOTAL COMMERCIAL PAPERS (Cost - $5,553,830)	5,553,830

MONEY MARKET FUND - 0.0%
356,704		Invesco STIT - Government & Agency Portfolio, 2.082%, Institutional Class(r)
		(Cost - $356,704)	356,704

REPURCHASE AGREEMENT - 2.1%
18,000,000		Merrill Lynch & Co., Inc. repurchase agreement dated 11/30/18, 2.270% due 12/3/18, Proceeds at maturity - $18,001,135; (Fully collateralized by U.S. Treasury Bonds, 3.125% due 5/15/48; Market Valued - $18,491,633)(q) (Cost - $18,000,000)	18,000,000

SOVEREIGN BONDS - 0.9%

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SHORT-TERM INVESTMENTS (p) - 7.6% - (continued)
SOVEREIGN BONDS - 0.9% - (continued)
			Japan Treasury Discount Bills:
$420,000,000	JPY	NR	(0.305)% due 2/12/19(q)	$3,703,378
385,000,000	JPY	NR	(0.312)% due 2/25/19(q)	3,394,859

			TOTAL SOVEREIGN BONDS (Cost - $7,123,993)	7,098,237

TIME DEPOSITS - 2.2%
8,871,163			Banco Santander SA - Frankfurt, 1.540% due 12/3/18	8,871,163
1,088,987	JPY		BBH - Grand Cayman, (0.270)% due 12/3/18	9,595
73,045	EUR		BNP Paribas - Paris, (0.570)% due 12/3/18	82,702
9,942,425			JPMorgan Chase & Co. - New York, 1.540% due 12/3/18	9,942,425

			TOTAL TIME DEPOSITS (Cost - $18,905,885)	18,905,885

U.S. GOVERNMENT AGENCIES - 0.3%
			Federal Home Loan Bank (FHLB):
630,000			2.266% due 1/8/19(q)	628,580
1,040,000			2.278% due 1/10/19(q)	1,037,508
1,050,000			2.386% due 3/21/19(q)	1,042,550

			TOTAL U.S. GOVERNMENT AGENCIES (Cost - $2,708,638)	2,708,638

U.S. GOVERNMENT OBLIGATIONS - 1.4%
			United States Treasury Bills:
287,000			2.114% due 12/13/18(q)(s)	286,832
3,400,000			2.194% due 2/21/19(q)	3,383,604
3,083,000			2.389% due 4/4/19(q)	3,058,314
3,754,000			2.419% due 4/11/19(q)	3,721,803
1,033,000			2.429% due 4/18/19(q)	1,023,619

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $11,474,172)	11,474,172

			TOTAL SHORT-TERM INVESTMENTS (Cost - $64,123,222)	64,097,466

			TOTAL INVESTMENTS IN SECURITIES (Cost - $921,505,266)	897,678,556

			TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $396,108)	340,683

			TOTAL INVESTMENTS - 105.9% (Cost - $921,901,374)	898,019,239

			Liabilities in Excess of Other Assets - (5.9)%	(49,853,931)

			TOTAL NET ASSETS - 100.0%	$848,165,308

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2018 amounts to approximately $94,682,317 and represents 11.2% of net assets.

(b)	Illiquid security.
(c)	Rating by Moody’s Investors Service. All ratings are unaudited.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2018.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	All or a portion of this security is on loan (See Note 1).
(h)	This security is traded on a TBA basis (See Note 1).
(i)	Principal only security.
(j)	Rating by Fitch Ratings Service. All ratings are unaudited.
(k)	Interest only security.
(l)	Affiliated security. As at November 30, 2018, total cost and total market value of affiliated securities amounted to $1,349,761 and $1,328,349, respectively.

Underlying Security	Beginning Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/(Depreciation)	Dividend/Interest Income	Ending Value as of November 30, 2018
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A4, 4.218% due 7/15/46	$31,020	$—	$—	$—	$(314)	$320	$30,706
Series 2013-C13, Class A4, 4.039% due 11/15/46	515,213	—	—	—	(4,772)	5,161	510,441
Series 2015-C27, Class A4, 3.753% due 12/15/47	546,831	—	—	—	(7,067)	5,179	539,764
Series 2016-C30, Class C, 4.266% due 9/15/49	253,948	—	—	—	(6,510)	2,831	247,438

(m)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2018 amounts to approximately $11,199,302 and represents 1.32% of net assets.
(n)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(p)	Inclusive of all short-term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 7.6%.
(q)	Rate shown represents yield-to-maturity.
(r)	Represents investment of collateral received from securities lending transactions.
(s)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Security that used significant unobservable inputs to determine fair value.

At November 30, 2018, for Core Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Core Fixed Income Fund	$921,901,374	$10,420,850	$(34,759,732)	$(24,338,882)

Abbreviations used in this schedule:

ABS	—	Asset-Based Security
ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
MASTR	—	Mortgage Asset Securitization Transactions Incorporation
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits

Summary of Investments by Security Type^
Corporate Bonds & Notes	32.4%
Mortgage-Backed Securities	26.1
U.S. Government Agencies & Obligations	19.7
Collateralized Mortgage Obligations	9.5
Sovereign Bonds	2.5
Asset-Backed Securities	1.4
Senior Loans	0.9
Municipal Bonds	0.4
Purchased Options	0.0	*
Preferred Stock	0.0	*
Short-Term Investments	7.1

	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2018, Core Fixed Income Fund held the following Options Contracts Purchased:

Currency Option

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price		Value
7,115,340	$7,115,340	OTC U.S. Dollar versus Euro, Call	CITI	11/4/19	EUR	1.14	$143,917

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price		Value
215	$52,249,031	3-Month Eurodollar December Futures, Call	GSC	12/17/18		$97.25	$5,375
215	52,249,031	3-Month Eurodollar December Futures, Put	GSC	12/17/18		$97.25	29,562
299	33,765,977	U.S. Treasury 5-Year Note March Futures, Put	GSC	2/22/19		$106.50	4,672
110	13,124,375	U.S. Treasury 10-Year Note January Futures, Call	GSC	12/21/18		$119.50	42,969
291	34,719,938	U.S. Treasury 10-Year Note January Futures, Put	GSC	12/21/18		$118.00	13,641
195	27,202,500	U.S. Treasury Bond January Futures, Call	GSC	12/21/18		$141.50	67,031
195	27,202,500	U.S. Treasury Bond January Futures, Put	GSC	12/21/18		$137.50	33,516

		Total Options on Futures					$196,766

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $396,108)					$340,683

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2018, Core Fixed Income Fund held the following Options Contracts Written:

Currency Option

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price		Value
1,346,000	$1,346,000	OTC U.S. Dollar versus Mexican Peso, Put	CITI	1/30/19	MXN	19.50	$6,245

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price		Value
97	$11,573,313	U.S. Treasury 10-Year Note January Futures, Call	GSC	12/21/18		$118.75	$83,359
97	11,573,313	U.S. Treasury 10-Year Note January Futures, Put	GSC	12/21/18		$118.75	15,156
79	11,020,500	U.S. Treasury Bond February Futures, Call	GSC	1/25/19		$142.00	48,141
79	11,020,500	U.S. Treasury Bond February Futures, Put	GSC	1/25/19		$135.00	13,578
65	9,067,500	U.S. Treasury Bond January Futures, Call	GSC	12/21/18		$139.50	72,109
65	9,067,500	U.S. Treasury Bond January Futures, Put	GSC	12/21/18		$139.50	45,703

		Total Options on Futures					$278,046

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $310,906)					$284,291

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2018, Core Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount†	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Eurodollar December Futures	487	12/19	$118,215,211	$118,067,063	$(148,148)
90-Day Eurodollar June Futures	25	6/20	6,086,725	6,062,500	(24,225)
90-Day Eurodollar March Futures	19	3/21	4,628,162	4,608,450	(19,712)
Euro-BTP December Futures	24	12/18	3,265,220	3,384,644	119,424
U.S. Treasury 2-Year Note March Futures	475	3/19	100,163,501	100,217,578	54,077
U.S. Treasury 5-Year Note March Futures	1,000	3/19	112,808,786	112,960,938	152,152
U.S. Treasury Ultra Long Bond March Futures	132	3/19	20,089,961	20,117,625	27,664

					161,232

Contracts to Sell:
90-Day Eurodollar December Futures	62	12/18	15,154,363	15,066,388	87,975
90-Day Eurodollar March Futures	62	3/19	15,151,250	15,059,025	92,225
Euro FX Currency December Futures	6	12/18	876,940	849,150	27,790
Euro-Bund December Futures	199	12/18	36,121,164	36,396,221	(275,057)
Japan Government 10-Year Bond December Futures	5	12/18	6,617,621	6,659,471	(41,850)
U.S. Treasury 10-Year Note March Futures	432	3/19	51,430,274	51,603,750	(173,476)
U.S. Treasury Long Bond March Futures	76	3/19	10,586,360	10,632,875	(46,515)

					(328,908)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(167,676)

At November 30, 2018, Core Fixed Income Fund had deposited cash of $2,307,903 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2018, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Argentine Peso	3,640,000	USD	82,186	CITI	$83,951	3/26/19	$1,765
Argentine Peso	4,360,000	USD	94,491	CITI	100,556	3/26/19	6,065
Argentine Peso	4,300,000	USD	90,166	CITI	98,863	3/29/19	8,697
Brazilian Real	9,720,000	USD	2,575,585	CITI	2,507,222	1/18/19	(68,363)
British Pound	545,347	USD	723,986	CITI	697,069	1/18/19	(26,917)
Canadian Dollar	8,409,607	USD	6,488,143	CITI	6,336,572	1/18/19	(151,571)
Euro	374,641	USD	429,348	CITI	426,091	1/18/19	(3,257)
Euro	1,685,887	USD	1,932,128	CITI	1,917,413	1/18/19	(14,715)
Euro	630,790	USD	718,739	CITI	717,417	1/18/19	(1,322)
Indian Rupee	127,800,000	USD	1,695,635	CITI	1,825,421	1/18/19	129,786
Indonesian Rupiah	24,023,470,000	USD	1,536,322	CITI	1,668,441	1/18/19	132,119
Japanese Yen	396,587,896	USD	3,565,021	CITI	3,510,045	1/18/19	(54,976)
Mexican Peso	60,329,736	USD	3,162,848	CITI	2,942,957	1/18/19	(219,891)
Russian Ruble	42,582,148	USD	644,950	CITI	631,979	1/18/19	(12,971)
South African Rand	8,680,000	USD	579,730	CITI	622,857	1/18/19	43,127

							(232,424)

Contracts to Sell:
Australian Dollar	1,841,071	USD	1,311,202	CITI	1,346,897	1/18/19	(35,695)
Brazilian Real	691,000	USD	183,747	CITI	178,240	1/18/19	5,507
Chinese Offshore Renminbi	3,196,254	USD	460,469	CITI	459,146	1/18/19	1,323
Chinese Onshore Renminbi	26,818,047	USD	3,844,330	CITI	3,852,975	1/18/19	(8,645)
Euro	1,620,000	USD	1,888,483	CITI	1,842,478	1/18/19	46,005
Euro	2,724,849	USD	3,183,386	CITI	3,099,056	1/18/19	84,330
Euro	346,000	USD	395,997	CITI	393,516	1/18/19	2,481
Japanese Yen	420,000,000	USD	3,735,625	GSC	3,724,603	2/12/19	11,022
Japanese Yen	385,000,000	USD	3,440,879	GSC	3,417,493	2/25/19	23,386
Korean Won	2,421,467,263	USD	2,146,025	CITI	2,165,330	1/18/19	(19,305)
Philippine Peso	120,583,000	USD	2,202,832	CITI	2,293,543	1/18/19	(90,711)

							19,698

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(212,726)

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2018, Core Fixed Income Fund held the following OTC Interest Rate Swap Contract:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Payment Paid	Unrealized Appreciation
Pay	3-Month BRL-CDI-Compounded	0.084%	1/2/20	CITI	BRL	41,620,000	$221,196	$13,267	$207,929

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2018, Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE Banxico	7.351%	4/5/21	28-Day	MXN	15,700,000	$(23,822)	$—	$(23,822)
Pay	3-Month USD-LIBOR	3.071%	11/21/21	6-Month	USD	15,125,000	11,537	—	11,537
Receive	3-Month USD-LIBOR	3.082%	11/21/24	6-Month	USD	6,220,000	(20,820)	—	(20,820)
Receive	3-Month USD-LIBOR	3.330%	2/15/44	6-Month	USD	3,948,000	(124,287)	(2,074)	(122,213)
Pay	3-Month USD-LIBOR	2.250%	5/31/22	6-Month	USD	6,201,000	(148,455)	11,515	(159,970)

							$(305,847)	$9,441	$(315,288)

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation
3-Month USD-LIBOR	U.S. Federal Funds Effective Rate Index	12/19/23	3-Month	USD	36,066,000	$20,345	$—	$20,345

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2018, Core Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contracts:

Centrally Cleared - Credit Default Swaps on Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/18 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Markit CDX North America High Yield Series 29 5-Year Index	(5.000)%	12/20/22	3-Month	3.416%	USD	160,000	$(10,537)	$(10,800)	$263
Markit CDX North America High Yield Series 31 5-Year Index	(5.000)%	12/20/23	3-Month	3.952%	USD	2,080,000	(113,944)	(150,965)	37,021

							$(124,481)	$(161,765)	$37,284

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At November 30, 2018, Core Fixed Income Fund deposited cash collateral with brokers in the amount of $235,806 for open centrally cleared swap contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Currency Abbreviations used in this schedule:
BRL	—	Brazilian Real
EUR	—	Euro
JPY	—	Japanese Yen
MXN	—	Mexican Peso
RUB	—	Russian Ruble

Counterparty Abbreviations used in this schedule:
CITI	—	Citigroup Global Markets Inc.
GSC	—	Goldman Sachs & Co.

See pages 240-242 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Underlying Security	Beginning Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Dividend /Interest Income	Ending Value as of November 30, 2018
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A4, 4.218% due 7/15/46	$31,020	$—	$—	$—	$(314)	$320	$30,706
Series 2013-C13, Class A4, 4.039% due 11/15/46	515,213	—	—	—	(4,772)	5,161	510,441
Series 2015-C27, Class A4, 3.753% due 12/15/47	546,831	—	—	—	(7,067)	5,179	539,764
Series 2016-C30, Class C, 4.266% due 9/15/49	253,948	—	—	—	(6,510)	2,831	247,438

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.4%
Advertising - 0.2%
$ 101,000	B	MDC Partners Inc., Company Guaranteed Notes, 6.500% due 5/1/24(a)	$86,355

Aerospace/Defense - 0.9%
90,000	BB	BBA US Holdings Inc., Senior Unsecured Notes, 5.375% due 5/1/26(a)	87,300
		Bombardier Inc., Senior Unsecured Notes:
180,000	B-	6.000% due 10/15/22(a)	171,468
15,000	B-	6.125% due 1/15/23(a)	14,287
		TransDigm Inc., Company Guaranteed Notes:
200,000	B-	6.500% due 5/15/25	199,750
25,000	B-	6.375% due 6/15/26	24,466

		Total Aerospace/Defense	497,271

Agriculture - 0.2%
80,000	B-	Pyxus International Inc., Senior Secured Notes, 8.500% due 4/15/21(a)	79,400

Airlines - 0.2%
115,540	BBB	United Airlines Class B Pass-Through Trust, Series 2014-1, Pass-Thru Certificates, 4.750% due 4/11/22	116,897

Apparel - 0.4%
130,000	BB-	Hanesbrands Inc., Company Guaranteed Notes, 4.875% due 5/15/26(a)	122,850
120,000	BB+	Levi Strauss & Co., Senior Unsecured Notes, 5.000% due 5/1/25	120,000

		Total Apparel	242,850

Auto Manufacturers - 0.8%
190,000	Ba3(b)	Allison Transmission Inc., Senior Unsecured Notes, 4.750% due 10/1/27(a)	171,950
80,000	BB-	JB Poindexter & Co., Inc., Senior Unsecured Notes, 7.125% due 4/15/26(a)	76,600
180,000	CCC+	Navistar International Corp., Company Guaranteed Notes, 6.625% due 11/1/25(a)	178,877

		Total Auto Manufacturers	427,427

Auto Parts & Equipment - 0.3%
		American Axle & Manufacturing Inc., Company Guaranteed Notes:
30,000	B	6.625% due 10/15/22	30,075
120,000	B	6.500% due 4/1/27	109,350
50,000	BB	Delphi Technologies PLC, Company Guaranteed Notes, 5.000% due 10/1/25(a)	43,465

		Total Auto Parts & Equipment	182,890

Banks - 1.7%
200,000	BBB-	BNP Paribas SA, Junior Subordinated Notes, 7.625% (5-Year USD Swap Rate + 6.314%)(a)(c)(d)	205,500
		CIT Group Inc.:
20,000	BB+	Senior Unsecured Notes, 5.250% due 3/7/25	20,146
130,000	BB	Subordinated Notes, 6.125% due 3/9/28	133,575
200,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(c)(d)	208,429
240,000	Baa3(b)	HSBC Holdings PLC, Junior Subordinated Notes, 6.500% (5-Year USD 1100 Run ICE Swap Rate + 3.606%)(c)(d)	220,651
160,000	BBB-	JPMorgan Chase & Co., Junior Subordinated Notes, 6.750% (3-Month USD-LIBOR + 3.780%)(c)(d)	169,440

		Total Banks	957,741

Beverages - 0.1%
80,000	B	Cott Holdings Inc., Company Guaranteed Notes, 5.500% due 4/1/25(a)	77,400

Building Materials - 0.8%
86,000	BB-	Builders FirstSource Inc., Senior Secured Notes, 5.625% due 9/1/24(a)	79,550
		Standard Industries Inc., Senior Unsecured Notes:
80,000	BBB-	5.375% due 11/15/24(a)	76,300
145,000	BBB-	6.000% due 10/15/25(a)	141,919
40,000	BBB-	4.750% due 1/15/28(a)	35,150

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.4% - (continued)
Building Materials - 0.8% - (continued)
$ 50,000	BB	Summit Materials LLC/Summit Materials Finance Corp., Company Guaranteed Notes, 5.125% due 6/1/25(a)	$45,500
40,000	BB-	US Concrete Inc., Company Guaranteed Notes, 6.375% due 6/1/24	38,100

		Total Building Materials	416,519

Chemicals - 1.1%
15,000	BB-	Chemours Co. (The), Company Guaranteed Notes, 7.000% due 5/15/25	15,263
50,000	BB-	Nufarm Australia Ltd./Nufarm Americas Inc., Company Guaranteed Notes, 5.750% due 4/30/26(a)	47,000
160,000	BB+	Olin Corp., Senior Unsecured Notes, 5.000% due 2/1/30	143,000
26,000	B-	Tronox Inc., Company Guaranteed Notes, 6.500% due 4/15/26(a)	22,555
400,000	BB+	Valvoline Inc., Company Guaranteed Notes, 5.500% due 7/15/24	397,948

		Total Chemicals	625,766

Coal - 0.2%
50,441	CCC	Murray Energy Corp., Secured Notes, 12.000% (9.000% cash or 3.000% PIK) due 4/15/24(a)(e)	31,021
100,000	BB-	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Company Guaranteed Notes, 7.500% due 6/15/25(a)	98,500

		Total Coal	129,521

Commercial Services - 4.0%
100,000	BB-	ADT Security Corp. (The), Senior Secured Notes, 4.125% due 6/15/23	93,500
100,000	BB	Brink’s Co. (The), Company Guaranteed Notes, 4.625% due 10/15/27(a)	92,250
125,000	B	Carriage Services Inc., Company Guaranteed Notes, 6.625% due 6/1/26(a)	124,219
80,000	B-	Flexi-Van Leasing Inc., Secured Notes, 10.000% due 2/15/23(a)	66,200
40,000	Ba2(b)	FTI Consulting Inc., Senior Unsecured Notes, 2.000% due 8/15/23(a)	38,468
170,000	B-	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Company Guaranteed Notes, 6.375% due 8/1/23(a)	168,937
153,000	B-	Laureate Education Inc., Company Guaranteed Notes, 8.250% due 5/1/25(a)	164,093
254,000	B-	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 9.250% due 5/15/23(a)	269,875
		Service Corp. International, Senior Unsecured Notes:
70,000	BB	7.500% due 4/1/27	76,387
130,000	BB	4.625% due 12/15/27	121,550
		ServiceMaster Co. LLC (The):
80,000	BB-	Company Guaranteed Notes, 5.125% due 11/15/24(a)	77,200
320,000	B	Senior Unsecured Notes, 7.450% due 8/15/27	331,200
135,000	CCC+	Team Health Holdings Inc., Company Guaranteed Notes, 6.375% due 2/1/25(a)(f)	112,050
145,000	B	TMS International Corp., Senior Unsecured Notes, 7.250% due 8/15/25(a)	142,463
		UR Financing Escrow Corp., Company Guaranteed Notes:
210,000	BB	5.875% due 9/15/26	204,750
20,000	BB	6.500% due 12/15/26	20,125
20,000	BB	5.500% due 5/15/27	18,925
80,000	B	Weight Watchers International Inc., Company Guaranteed Notes, 8.625% due 12/1/25(a)	83,500

		Total Commercial Services	2,205,692

Computers - 1.1%
		Dell International LLC/EMC Corp.:
205,000	BB	Company Guaranteed Notes, 7.125% due 6/15/24(a)	214,432
90,000	BBB-	Senior Secured Notes, 6.020% due 6/15/26(a)	91,116
30,000	BB+	Seagate HDD Cayman, Company Guaranteed Notes, 4.750% due 1/1/25	27,710
145,000	CCC+	West Corp., Company Guaranteed Notes, 8.500% due 10/15/25(a)	120,350
		Western Digital Corp., Company Guaranteed Notes:
20,000	Baa3(b)	1.500% due 2/1/24(a)	16,665
135,000	BB+	4.750% due 2/15/26	123,863

		Total Computers	594,136

Distribution/Wholesale - 0.2%
100,000	B	KAR Auction Services Inc., Company Guaranteed Notes, 5.125% due 6/1/25(a)	94,000

Diversified Financial Services - 2.1%
120,000	NR	Alliance Data Systems Corp., Company Guaranteed Notes, 5.375% due 8/1/22(a)	119,850
90,000	BB-	Ally Financial Inc., Subordinated Notes, 5.750% due 11/20/25	92,362

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.4% - (continued)
Diversified Financial Services - 2.1% - (continued)
$ 150,000	CCC	ASP AMC Merger Sub Inc., Senior Unsecured Notes, 8.000% due 5/15/25(a)	$95,670
150,000	B-	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 5.875% due 11/1/24(a)	151,875
		Navient Corp., Senior Unsecured Notes:
50,000	B+	8.000% due 3/25/20	51,750
50,000	B+	5.000% due 10/26/20	49,625
50,000	B+	5.875% due 3/25/21	49,787
50,000	B+	6.625% due 7/26/21	50,625
50,000	B+	5.875% due 10/25/24	45,125
105,000	B+	6.750% due 6/15/26	95,288
260,000	BB	Quicken Loans Inc., Company Guaranteed Notes, 5.250% due 1/15/28(a)	232,375
100,000	B+	Travelport Corporate Finance PLC, Senior Secured Notes, 6.000% due 3/15/26(a)	98,750

		Total Diversified Financial Services	1,133,082

Electric - 1.4%
		AES Corp., Senior Unsecured Notes:
19,000	BB+	5.500% due 4/15/25	19,238
195,000	BB+	6.000% due 5/15/26	201,825
		Calpine Corp.:
70,000	BB	Senior Secured Notes, 5.875% due 1/15/24(a)	70,175
10,000	B	Senior Unsecured Notes, 5.500% due 2/1/24	9,262
115,000	BB	NextEra Energy Operating Partners LP, Company Guaranteed Notes, 4.500% due 9/15/27(a)	105,944
155,000	BB	NRG Energy Inc., Company Guaranteed Notes, 5.750% due 1/15/28	151,706
		Vistra Energy Corp., Company Guaranteed Notes:
30,000	BB	8.034% due 2/2/24	31,125
95,000	BB	7.625% due 11/1/24	101,175
85,000	BB	8.125% due 1/30/26(a)	91,800

		Total Electric	782,250

Electrical Components & Equipment - 0.2%
130,000	BB-	Energizer Gamma Acquisition Inc., Senior Secured Notes, 6.375% due 7/15/26(a)	122,525

Electronics - 0.1%
65,000	BB+	Resideo Funding Inc., Company Guaranteed Notes, 6.125% due 11/1/26(a)	64,919

Energy - Alternate Sources - 1.0%
155,000	NR	NextEra Energy Partners LP, Company Guaranteed Notes, 1.500% due 9/15/20(a)	152,689
260,000	NR	Pattern Energy Group Inc., Company Guaranteed Notes, 4.000% due 7/15/20	257,640
		TerraForm Power Operating LLC, Company Guaranteed Notes:
65,000	BB-	step bond to yield, 6.625% due 6/15/25(a)	67,194
75,000	BB-	5.000% due 1/31/28(a)	67,429

		Total Energy - Alternate Sources	544,952

Engineering & Construction - 0.4%
112,000	B-	frontdoor Inc., Senior Unsecured Notes, 6.750% due 8/15/26(a)	108,360
110,000	BB-	TopBuild Corp., Company Guaranteed Notes, 5.625% due 5/1/26(a)	102,300

		Total Engineering & Construction	210,660

Entertainment - 2.8%
		AMC Entertainment Holdings Inc., Company Guaranteed Notes:
202,000	B-	5.750% due 6/15/25	183,567
100,000	B-	6.125% due 5/15/27	89,000
40,000	B	Boyne USA Inc., Secured Notes, 7.250% due 5/1/25(a)	41,800
145,000	B-	Caesars Resort Collection LLC/CRC Finco Inc., Company Guaranteed Notes, 5.250% due 10/15/25(a)	133,400
80,000	BB-	Carmike Cinemas Inc., Secured Notes, 6.000% due 6/15/23(a)	80,800
115,000	BB	Cinemark USA Inc., Company Guaranteed Notes, 4.875% due 6/1/23	112,412
40,000	B	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes, 10.500% due 2/15/23(a)	40,600
160,000	B	Eldorado Resorts Inc., Company Guaranteed Notes, 6.000% due 4/1/25	156,800

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.4% - (continued)
Entertainment - 2.8% - (continued)
$ 200,000	BB	Merlin Entertainments PLC, Senior Unsecured Notes, 5.750% due 6/15/26(a)	$197,250
		Scientific Games International Inc.:
230,000	B-	Company Guaranteed Notes, 10.000% due 12/1/22	239,177
80,000	B+	Senior Secured Notes, 5.000% due 10/15/25(a)	75,092
90,000	BB+	Speedway Motorsports Inc., Company Guaranteed Notes, 5.125% due 2/1/23	88,650
90,000	B-	Stars Group Holdings BV/Stars Group US Co-Borrower LLC, Company Guaranteed Notes, 7.000% due 7/15/26(a)	89,888

		Total Entertainment	1,528,436

Environmental Control - 1.5%
150,000	B	Advanced Disposal Services Inc., Company Guaranteed Notes, 5.625% due 11/15/24(a)	147,375
		Covanta Holding Corp., Senior Unsecured Notes:
175,000	B	5.875% due 3/1/24	169,094
70,000	B	5.875% due 7/1/25	66,150
100,000	CCC+	GFL Environmental Inc., Senior Unsecured Notes, 5.375% due 3/1/23(a)	91,750
30,000	CCC+	Hulk Finance Corp., Senior Unsecured Notes, 7.000% due 6/1/26(a)	26,925
180,000	B+	Tervita Escrow Corp., Secured Notes, 7.625% due 12/1/21(a)	177,300
175,000	B+	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(a)	161,437

		Total Environmental Control	840,031

Food - 1.4%
150,000	B-	Dole Food Co., Inc., Senior Secured Notes, 7.250% due 6/15/25(a)	141,750
160,000	BB	Lamb Weston Holdings Inc., Company Guaranteed Notes, 4.875% due 11/1/26(a)	156,440
100,000	BB-	Pilgrim’s Pride Corp., Company Guaranteed Notes, 5.875% due 9/30/27(a)	95,250
180,000	B+	Post Holdings Inc., Company Guaranteed Notes, 5.500% due 3/1/25(a)	172,350
205,000	BB	US Foods Inc., Company Guaranteed Notes, 5.875% due 6/15/24(a)	204,231

		Total Food	770,021

Forest Products & Paper - 0.6%
		Mercer International Inc., Senior Unsecured Notes:
175,000	BB-	6.500% due 2/1/24	175,000
110,000	BB-	5.500% due 1/15/26	100,650
60,000	B+	Schweitzer-Mauduit International Inc., Senior Unsecured Notes, 6.875% due 10/1/26(a)	59,100

		Total Forest Products & Paper	334,750

Gas - 0.5%
		AmeriGas Partners LP/AmeriGas Finance Corp., Senior Unsecured Notes:
70,000	Ba3(b)	5.625% due 5/20/24	66,850
80,000	Ba3(b)	5.500% due 5/20/25	74,300
140,000	B+	NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes, 7.500% due 11/1/23	137,340

		Total Gas	278,490

Healthcare - Products - 0.7%
30,000	CCC-	Immucor Inc., Company Guaranteed Notes, 11.125% due 2/15/22(a)	30,750
215,000	B-	Kinetic Concepts Inc./KCI USA Inc., Secured Notes, 12.500% due 11/1/21(a)	231,125
115,000	BB	Teleflex Inc., Company Guaranteed Notes, 4.625% due 11/15/27	108,531

		Total Healthcare - Products	370,406

Healthcare - Services - 6.6%
130,000	B+	Catalent Pharma Solutions Inc., Company Guaranteed Notes, 4.875% due 1/15/26(a)	123,825
		Centene Corp., Senior Unsecured Notes:
110,000	BB+	4.750% due 5/15/22	110,825
300,000	BB+	6.125% due 2/15/24	312,720
115,000	BB+	5.375% due 6/1/26(a)	116,006
90,000	BB+	Charles River Laboratories International Inc., Company Guaranteed Notes, 5.500% due 4/1/26(a)	90,225
115,000	B-	CHS/Community Health Systems Inc., Senior Secured Notes, 6.250% due 3/31/23	107,094
		DaVita Inc., Company Guaranteed Notes:
90,000	B+	5.125% due 7/15/24	86,737
10,000	B+	5.000% due 5/1/25	9,413
95,000	CCC+	Eagle Holding Co. II LLC, Senior Unsecured Notes, 7.625% (7.625% cash or 8.375% PIK) due 5/15/22(a)(e)	95,119

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.4% - (continued)
Healthcare - Services - 6.6% - (continued)
$ 129,000	B-	Envision Healthcare Corp., Company Guaranteed Notes, 8.750% due 10/15/26(a)	$121,247
940,000	NR	Escrow Magellan Health, (Restricted, cost -$0, acquired 4/14/15), 9.750% due 5/15/20#(g)(h)(i)	—
		HCA Inc.:
		Company Guaranteed Notes:
350,000	BB-	5.375% due 2/1/25	353,062
65,000	BB-	5.375% due 9/1/26	64,513
185,000	BB-	5.625% due 9/1/28	182,456
80,000	BB-	7.500% due 11/6/33	84,800
140,000	BB-	7.500% due 11/15/95	138,950
		Senior Secured Notes:
25,000	BBB-	5.000% due 3/15/24	25,125
50,000	BBB-	5.250% due 4/15/25	50,625
30,000	BBB-	5.250% due 6/15/26	30,300
140,000	BBB-	5.500% due 6/15/47	135,100
250,000	B-	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 7.125% due 6/1/24(a)	250,000
100,000	B-	Polaris Intermediate Corp., Senior Unsecured Notes, 8.500% (8.500% cash or 9.250% PIK) due 12/1/22(a)(e)	99,875
80,000	B+	RegionalCare Hospital Partners Holdings Inc., Senior Secured Notes, 8.250% due 5/1/23(a)	83,750
236,000	B+	Syneos Health Inc./in Ventiv Health Inc./in Ventiv Health Clinical Inc., Company Guaranteed Notes, 7.500% due 10/1/24(a)	248,980
		Tenet Healthcare Corp.:
84,000	B-	Secured Notes, 7.500% due 1/1/22(a)	87,255
60,000	BB-	Senior Secured Notes, 6.000% due 10/1/20	61,365
340,000	CCC+	Senior Unsecured Notes, 8.125% due 4/1/22	354,875
		WellCare Health Plans Inc., Senior Unsecured Notes:
170,000	BB	5.250% due 4/1/25	169,150
50,000	BB	5.375% due 8/15/26(a)	49,759

		Total Healthcare - Services	3,643,151

Home Builders - 1.0%
160,000	B+	Century Communities Inc., Company Guaranteed Notes, 5.875% due 7/15/25	145,000
		Lennar Corp., Company Guaranteed Notes:
80,000	BB+	4.500% due 4/30/24	76,800
80,000	BB+	4.750% due 11/29/27	73,900
40,000	BB-	LGI Homes Inc., Company Guaranteed Notes, 6.875% due 7/15/26(a)	36,350
70,000	BB	Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., Company Guaranteed Notes, 5.875% due 4/15/23(a)	68,863
		William Lyon Homes Inc., Company Guaranteed Notes:
60,000	B+	7.000% due 8/15/22	60,318
70,000	B+	6.000% due 9/1/23	64,575
10,000	B+	5.875% due 1/31/25	8,575

		Total Home Builders	534,381

Household Products/Wares - 0.8%
		Central Garden & Pet Co., Company Guaranteed Notes:
165,000	BB	6.125% due 11/15/23	168,366
90,000	BB	5.125% due 2/1/28	81,675
225,000	B+	Spectrum Brands Inc., Company Guaranteed Notes, 5.750% due 7/15/25	214,031

		Total Household Products/Wares	464,072

Insurance - 0.4%
50,000	BB+	Fidelity & Guaranty Life Holdings Inc., Senior Unsecured Notes, 5.500% due 5/1/25(a)	49,000
100,000	CCC+	HUB International Ltd., Senior Unsecured Notes, 7.000% due 5/1/26(a)	95,500
50,000	BB+	Radian Group Inc., Senior Unsecured Notes, 4.500% due 10/1/24	47,500

		Total Insurance	192,000

Internet - 1.4%
160,000	B+	Cogent Communications Group Inc., Senior Secured Notes, 5.375% due 3/1/22(a)	161,000
65,000	CCC+	EIG Investors Corp., Company Guaranteed Notes, 10.875% due 2/1/24	70,038
		Match Group Inc., Senior Unsecured Notes:

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.4% - (continued)
Internet - 1.4% - (continued)
$ 80,000	BB-	6.375% due 6/1/24	$83,020
90,000	BB-	5.000% due 12/15/27(a)	83,925
		Netflix Inc., Senior Unsecured Notes:
60,000	BB-	5.875% due 2/15/25	61,350
150,000	BB-	5.875% due 11/15/28(a)	148,635
60,000	BB-	6.375% due 5/15/29(a)	60,900
10,000	BB-	Twitter Inc., Senior Unsecured Notes, 1.000% due 9/15/21	9,184
79,000	B	Zayo Group LLC/Zayo Capital Inc., Company Guaranteed Notes, 6.375% due 5/15/25	77,815

		Total Internet	755,867

Iron/Steel - 0.3%
35,000	B+	Allegheny Ludlum LLC, Company Guaranteed Notes, 6.950% due 12/15/25	34,912
120,000	B	Allegheny Technologies Inc., Senior Unsecured Notes, 7.875% due 8/15/23	125,550

		Total Iron/Steel	160,462

Leisure Time - 1.4%
100,000	BBB-	Brunswick Corp., Senior Unsecured Notes, 4.625% due 5/15/21(a)	100,068
106,000	BB+	NCL Corp., Ltd., Senior Unsecured Notes, 4.750% due 12/15/21(a)	106,530
85,000	BBB-	Silversea Cruise Finance Ltd., Senior Secured Notes, 7.250% due 2/1/25(a)	91,587
395,000	B	Viking Cruises Ltd., Company Guaranteed Notes, 5.875% due 9/15/27(a)	372,288
130,000	BB-	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	120,900

		Total Leisure Time	791,373

Lodging - 1.3%
168,657	NR	Bossier Casino Venture Holdco Inc., Senior Secured Notes, 14.000% (14.000% cash or 14.310% PIK) due 2/9/23#(a)(e)(g)(h)	168,657
160,000	BB+	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 4.875% due 4/1/27	153,200
20,000	CCC	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Secured Notes, 10.250% due 11/15/22(a)	21,650
		MGM Resorts International, Company Guaranteed Notes:
175,000	BB-	7.750% due 3/15/22	188,562
60,000	BB-	5.750% due 6/15/25	59,325
100,000	BB-	4.625% due 9/1/26	91,375
40,000	B-	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes, 5.875% due 5/15/25(a)	37,500
15,000	BB-	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Company Guaranteed Notes, 5.250% due 5/15/27(a)	13,721

		Total Lodging	733,990

Machinery - Construction & Mining - 0.1%
30,000	BB+	BWX Technologies Inc., Company Guaranteed Notes, 5.375% due 7/15/26(a)	29,250

Machinery - Diversified - 0.6%
70,000	B	Cleaver-Brooks Inc., Senior Secured Notes, 7.875% due 3/1/23(a)	69,475
192,000	B	Cloud Crane LLC, Secured Notes, 10.125% due 8/1/24(a)	205,018
30,000	B	MAI Holdings Inc., (Restricted, cost - $30,000, acquired 6/14/18), Senior Secured Notes, 9.500% due 6/1/23(i)	28,950
34,000	CCC+	Titan Acquisition Ltd./Titan Co-Borrower LLC, Senior Unsecured Notes, 7.750% due 4/15/26(a)	27,965

		Total Machinery - Diversified	331,408

Media - 7.3%
710,000	B	Altice France SA, Senior Secured Notes, 7.375% due 5/1/26(a)	684,263
200,000	B-	Altice Luxembourg SA, Company Guaranteed Notes, 7.750% due 5/15/22(a)	191,250
325,000	B-	Cablevision Systems Corp., Senior Unsecured Notes, 5.875% due 9/15/22	325,812
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
150,000	BB	5.125% due 5/1/23(a)	149,438
355,000	BB	5.875% due 4/1/24(a)	358,994
40,000	BB	5.750% due 2/15/26(a)	40,100
120,000	BB	5.125% due 5/1/27(a)	114,000
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
60,000	BBB-	4.908% due 7/23/25	59,670
90,000	BBB-	6.484% due 10/23/45	90,239

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.4% - (continued)
Media - 7.3% - (continued)
		Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes:
$ 100,000	CCC+	7.625% due 3/15/20	$100,250
25,000	B-	6.500% due 11/15/22	25,508
		CSC Holdings LLC, Senior Unsecured Notes:
100,000	B-	6.750% due 11/15/21	105,000
169,000	B-	10.875% due 10/15/25(a)	195,195
		DISH DBS Corp., Company Guaranteed Notes:
20,000	B	6.750% due 6/1/21	20,375
80,000	B	5.875% due 11/15/24	68,300
410,000	B	7.750% due 7/1/26	363,875
		DISH Network Corp., Senior Unsecured Notes:
50,000	CCC+	2.375% due 3/15/24	41,747
15,000	CCC+	3.375% due 8/15/26	13,206
40,000	BB-	EW Scripps Co. (The), Company Guaranteed Notes, 5.125% due 5/15/25(a)	37,600
112,000	B+	Gray Escrow Inc., Senior Unsecured Notes, 7.000% due 5/15/27(a)	113,971
1,124	D	LBI Media Inc., Secured Notes, 13.500% due 4/15/20(a)(j)	169
30,000	BB-	Liberty Interactive LLC, Senior Unsecured Notes, 1.750% due 9/30/46(a)	33,475
40,000	NR	Liberty Media Corp., Senior Unsecured Notes, 2.250% due 12/1/48(a)	41,620
4,000	CCC+	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Senior Unsecured Notes, 7.875% due 5/15/24(a)	3,285
80,000	B	Meredith Corp., Company Guaranteed Notes, 6.875% due 2/1/26(a)	82,000
		Sirius XM Radio Inc., Company Guaranteed Notes:
225,000	BB	6.000% due 7/15/24(a)	230,906
8,000	BB	5.000% due 8/1/27(a)	7,560
70,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 7.300% due 7/1/38	75,907
80,000	BB-	Univision Communications Inc., Senior Secured Notes, 5.125% due 2/15/25(a)	73,170
200,000	BB	UPCB Finance IV Ltd., Senior Secured Notes, 5.375% due 1/15/25(a)	192,376
200,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.250% due 1/15/26(a)	188,000

		Total Media	4,027,261

Metal Fabricate/Hardware - 0.4%
5,000	CCC	Hillman Group Inc.(The), Company Guaranteed Notes, 6.375% due 7/15/22(a)	4,300
150,000	B+	Novelis Corp., Company Guaranteed Notes, 5.875% due 9/30/26(a)	140,250
89,000	B	Park-Ohio Industries Inc., Company Guaranteed Notes, 6.625% due 4/15/27	88,305

		Total Metal Fabricate/Hardware	232,855

Mining - 3.0%
200,000	BB+	Alcoa Nederland Holding BV, Company Guaranteed Notes, 6.125% due 5/15/28(a)	195,500
100,000	B	Eldorado Gold Corp., Company Guaranteed Notes, 6.125% due 12/15/20(a)	92,500
		First Quantum Minerals Ltd., Company Guaranteed Notes:
200,000	B	7.250% due 4/1/23(a)	185,750
200,000	B	7.500% due 4/1/25(a)	180,750
457,000	BB	Freeport-McMoRan Inc., Company Guaranteed Notes, 5.450% due 3/15/43	375,883
320,000	B+	Hudbay Minerals Inc., Company Guaranteed Notes, 7.625% due 1/15/25(a)	319,200
177,135	WR(b)	Midwest Vanadium Pty Ltd., Senior Secured Notes, 11.500% due 2/15/18(a)(g)(j)	671
110,000	B	New Gold Inc., Company Guaranteed Notes, 6.375% due 5/15/25(a)	86,625
60,000	BB-	Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes, 7.125% due 11/1/22(a)	59,550
140,000	BB+	Teck Resources Ltd., Company Guaranteed Notes, 6.250% due 7/15/41	138,775

		Total Mining	1,635,204

Miscellaneous Manufacturers - 0.1%
80,000	B	FXI Holdings Inc., Senior Secured Notes, 7.875% due 11/1/24(a)	72,400

Oil & Gas - 10.8%
		Antero Resources Corp., Company Guaranteed Notes:
135,000	BB+	5.125% due 12/1/22	132,637
5,000	BB+	5.625% due 6/1/23	4,975
82,000	BB-	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Senior Unsecured Notes, 7.000% due 11/1/26(a)	77,080

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.4% - (continued)
Oil & Gas - 10.8% - (continued)
		Berry Petroleum Co. LLC:
$ 60,000	B+	Company Guaranteed Notes, 7.000% due 2/15/26(a)	$57,299
		Senior Unsecured Notes:
310,000	NR	6.750% due 11/1/20#(g)(h)	—
790,000	NR	6.375% due 9/15/22#(g)(h)	—
70,000	B+	Carrizo Oil & Gas Inc., Company Guaranteed Notes, 8.250% due 7/15/25	71,575
120,000	BB-	Centennial Resource Production LLC, Company Guaranteed Notes, 5.375% due 1/15/26(a)	112,800
		Chesapeake Energy Corp., Company Guaranteed Notes:
21,000	B-	7.000% due 10/1/24	19,635
190,000	B-	5.500% due 9/15/26	164,911
60,000	B-	8.000% due 6/15/27	57,300
90,000	B	Covey Park Energy LLC/Covey Park Finance Corp., Company Guaranteed Notes, 7.500% due 5/15/25(a)	85,500
245,000	BB-	CrownRock LP/CrownRock Finance Inc., Senior Unsecured Notes, 5.625% due 10/15/25(a)	230,300
81,000	BB-	CVR Refining LLC/Coffeyville Finance Inc., Company Guaranteed Notes, 6.500% due 11/1/22	80,595
		Diamondback Energy Inc., Company Guaranteed Notes:
50,000	BB	4.750% due 11/1/24	48,687
10,000	BB	4.750% due 11/1/24(a)	9,737
280,000	BB	5.375% due 5/31/25	277,550
		Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes:
10,000	BB-	5.500% due 1/30/26(a)	10,325
278,000	BB-	5.750% due 1/30/28(a)	287,035
		EP Energy LLC/Everest Acquisition Finance Inc.:
200,000	CCC-	Company Guaranteed Notes, 6.375% due 6/15/23(f)	90,000
		Secured Notes:
80,000	CCC-	9.375% due 5/1/24(a)	44,800
50,000	CCC-	8.000% due 2/15/25(a)	25,250
30,000	B	Senior Secured Notes, 7.750% due 5/15/26(a)	29,025
		Extraction Oil & Gas Inc., Company Guaranteed Notes:
140,000	B	7.375% due 5/15/24(a)	123,900
245,000	B	5.625% due 2/1/26(a)	192,325
120,000	B	Great Western Petroleum LLC/Great Western Finance Corp., Senior Unsecured Notes, 9.000% due 9/30/21(a)	111,000
		Gulfport Energy Corp., Company Guaranteed Notes:
125,000	BB-	6.625% due 5/1/23	121,875
90,000	BB-	6.375% due 5/15/25	82,012
50,000	BB+	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 6.250% due 11/1/28(a)	47,250
12,000	B	Jagged Peak Energy LLC, Company Guaranteed Notes, 5.875% due 5/1/26(a)	11,520
90,000	BB-	Matador Resources Co., Company Guaranteed Notes, 5.875% due 9/15/26(a)	85,725
		MEG Energy Corp.:
120,000	BB-	Company Guaranteed Notes, 7.000% due 3/31/24(a)	112,950
30,000	BB+	Secured Notes, 6.500% due 1/15/25(a)	30,712
170,000	BB+	Murphy Oil USA Inc., Company Guaranteed Notes, 5.625% due 5/1/27	166,069
40,000	BB	Nabors Industries Inc., Company Guaranteed Notes, 5.750% due 2/1/25	32,550
150,000	B+	Northern Oil and Gas Inc., Secured Notes, 9.500% (8.500% cash or 1.000% PIK) due 5/15/23(a)(e)	148,125
		Oasis Petroleum Inc., Company Guaranteed Notes:
67,000	BB-	6.875% due 3/15/22	66,414
110,000	BB-	6.250% due 5/1/26(a)	101,888
		Parsley Energy LLC/Parsley Finance Corp., Company Guaranteed Notes:
105,000	BB-	5.250% due 8/15/25(a)	99,750
65,000	BB-	5.625% due 10/15/27(a)	62,075
		PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes:
135,000	BB	7.000% due 11/15/23	135,675
173,000	BB	7.250% due 6/15/25	172,568
100,000	BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 7.375% due 1/17/27	103,610

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.4% - (continued)
Oil & Gas - 10.8% - (continued)
$ 55,000	BB	Precision Drilling Corp., Company Guaranteed Notes, 7.125% due 1/15/26(a)	$51,838
30,000	B	Pride International LLC, Company Guaranteed Notes, 7.875% due 8/15/40	24,750
33,000	BB	QEP Resources Inc., Senior Unsecured Notes, 5.625% due 3/1/26	30,360
60,000	BB+	Range Resources Corp., Company Guaranteed Notes, 5.000% due 3/15/23	56,738
185,000	BB	Seven Generations Energy Ltd., Company Guaranteed Notes, 5.375% due 9/30/25(a)	172,744
240,000	B-	Shelf Drilling Holdings Ltd., Company Guaranteed Notes, 8.250% due 2/15/25(a)	225,900
		SM Energy Co., Senior Unsecured Notes:
130,000	BB-	6.750% due 9/15/26(f)	125,450
35,000	BB-	6.625% due 1/15/27	33,600
		Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes:
110,000	BB-	4.875% due 1/15/23(a)	107,525
48,000	BB-	5.500% due 2/15/26(a)	45,840
80,000	B+	Teine Energy Ltd., Senior Unsecured Notes, 6.875% due 9/30/22(a)	78,000
95,000	B+	Transocean Guardian Ltd., Senior Secured Notes, 5.875% due 1/15/24(a)	93,100
		Transocean Inc., Company Guaranteed Notes:
84,000	B	7.250% due 11/1/25(a)	78,120
80,000	B	7.500% due 1/15/26(a)	74,800
80,000	B-	6.800% due 3/15/38	58,000
100,000	B+	Transocean Pontus Ltd., Senior Secured Notes, 6.125% due 8/1/25(a)	98,000
242,000	BB-	Trinidad Drilling Ltd., Company Guaranteed Notes, 6.625% due 2/15/25(a)	244,759
		Whiting Petroleum Corp.:
30,000	BB	Company Guaranteed Notes, 5.750% due 3/15/21	29,775
100,000	BB	Senior Unsecured Notes, 6.625% due 1/15/26	96,750
125,000	B+	WildHorse Resource Development Corp., Company Guaranteed Notes, 6.875% due 2/1/25	122,500
		WPX Energy Inc., Senior Unsecured Notes:
150,000	BB-	8.250% due 8/1/23	164,625
30,000	BB-	5.750% due 6/1/26	28,950

		Total Oil & Gas	5,967,133

Oil & Gas Services - 0.2%
25,000	B	Nine Energy Service Inc., Senior Unsecured Notes, 8.750% due 11/1/23(a)	24,781
25,000	BB-	SESI LLC, Company Guaranteed Notes, 7.750% due 9/15/24	22,406
		Weatherford International Ltd., Company Guaranteed Notes:
55,000	CCC+	8.250% due 6/15/23	36,575
55,000	CCC+	9.875% due 2/15/24(f)	36,988

		Total Oil & Gas Services	120,750

Packaging & Containers - 2.5%
		Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Company Guaranteed Notes:
250,000	B	7.250% due 5/15/24(a)	253,437
200,000	B	6.000% due 2/15/25(a)	186,750
		Berry Global Inc., Secured Notes:
75,000	BB-	5.125% due 7/15/23	74,578
123,000	BB-	4.500% due 2/15/26(a)	115,928
47,000	CCC+	BWAY Holding Co., Senior Unsecured Notes, 7.250% due 4/15/25(a)	42,829
25,000	BB-	Crown Americas LLC/Crown Americas Capital Corp. V, Company Guaranteed Notes, 4.250% due 9/30/26	23,344
160,000	BB-	Crown Americas LLC/Crown Americas Capital Corp. VI, Company Guaranteed Notes, 4.750% due 2/1/26(a)	154,608
80,000	CCC+	Flex Acquisition Co., Inc., Senior Unsecured Notes, 7.875% due 7/15/26(a)	75,400
		Pactiv LLC, Senior Unsecured Notes:
40,000	B-	7.950% due 12/15/25	40,400
180,000	B-	8.375% due 4/15/27	184,500
205,000	B-	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Company Guaranteed Notes, 7.000% due 7/15/24(a)	204,872

		Total Packaging & Containers	1,356,646

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.4% - (continued)
Pharmaceuticals - 4.4%
		Bausch Health Cos., Inc.:
		Company Guaranteed Notes:
$ 25,000	B-	5.625% due 12/1/21(a)	$25,062
117,000	B-	5.500% due 3/1/23(a)	113,490
35,000	B-	6.125% due 4/15/25(a)	32,942
110,000	B-	9.000% due 12/15/25(a)	116,463
		Senior Secured Notes:
450,000	BB-	7.000% due 3/15/24(a)	471,937
200,000	BB-	5.500% due 11/1/25(a)	197,250
649,000	B-	BioScrip Inc. First Lien Notes, (Restricted, cost - $644,395, acquired 6/26/17), Senior Secured Notes, 8.875% due 8/15/20(c)(g)(h)(i)	679,827
		Endo Finance LLC/Endo Finco Inc., Company Guaranteed Notes:
50,000	CCC+	7.250% due 1/15/22(a)	47,000
40,000	CCC+	5.375% due 1/15/23(a)	33,100
60,000	BB-	HLF Financing Sarl LLC/Herbalife International Inc., Company Guaranteed Notes, 7.250% due 8/15/26(a)	60,525
140,000	CCC+	NVA Holdings Inc., Company Guaranteed Notes, 6.875% due 4/1/26(a)	134,225
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
80,000	BB	2.200% due 7/21/21	74,315
20,000	BB	2.800% due 7/21/23	17,563
15,000	BB	3.150% due 10/1/26	12,190
		Valeant Pharmaceuticals International, Company Guaranteed Notes:
50,000	B-	9.250% due 4/1/26(a)	53,360
76,000	B-	8.500% due 1/31/27(a)	78,850
270,000	B-	Vizient Inc., Senior Unsecured Notes, 10.375% due 3/1/24(a)	294,300

		Total Pharmaceuticals	2,442,399

Pipelines - 3.4%
90,000	BB+	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.375% due 9/15/24	88,218
		Blue Racer Midstream LLC/Blue Racer Finance Corp.:
100,000	B	Company Guaranteed Notes, 6.125% due 11/15/22(a)	99,500
80,000	B	Senior Unsecured Notes, 6.625% due 7/15/26(a)	79,200
		Cheniere Corpus Christi Holdings LLC, Senior Secured Notes:
350,000	BB-	7.000% due 6/30/24	378,000
100,000	BB-	5.125% due 6/30/27	97,125
20,000	NR	Cheniere Energy Inc., Senior Unsecured Notes, 4.250% due 3/15/45	15,030
		Cheniere Energy Partners LP:
125,000	BB	Company Guaranteed Notes, 5.625% due 10/1/26(a)	121,875
80,000	BB	Senior Secured Notes, 5.250% due 10/1/25	78,200
80,000	BB	DCP Midstream Operating LP, Company Guaranteed Notes, 6.750% due 9/15/37(a)	81,000
110,000	B+	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes, 6.000% due 5/15/23	104,087
80,000	BBB-	NGPL PipeCo LLC, Senior Unsecured Notes, 7.768% due 12/15/37(a)	92,400
100,000	BB	Plains All American Pipeline LP, Junior Subordinated Notes, 6.125% (3-Month USD-LIBOR + 4.110%)(c)(d)	90,250
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
90,000	BBB-	7.500% due 7/15/38(a)	103,050
130,000	BBB-	6.875% due 4/15/40(a)	139,100
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
60,000	BB	4.250% due 11/15/23	57,075
80,000	BB	5.875% due 4/15/26(a)	80,000
150,000	BBB	Williams Cos., Inc. (The), Senior Unsecured Notes, 8.750% due 3/15/32	192,830

		Total Pipelines	1,896,940

Private Equity - 0.2%
125,000	BB+	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 6.250% due 2/1/22	127,344

Real Estate - 1.1%
242,000	B	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 7.875% due 11/15/25(a)	238,673
205,000	BB-	Greystar Real Estate Partners LLC, Senior Secured Notes, 5.750% due 12/1/25(a)	195,262

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.4% - (continued)
Real Estate - 1.1% - (continued)
$ 80,000	BB-	Hunt Cos., Inc., Senior Secured Notes, 6.250% due 2/15/26(a)	$72,400
80,000	B+	WeWork Cos., Inc., Company Guaranteed Notes, 7.875% due 5/1/25(a)(f)	75,200

		Total Real Estate	581,535

Real Estate Investment Trusts (REITs) - 1.6%
		CoreCivic Inc., Company Guaranteed Notes:
50,000	BB	5.000% due 10/15/22	47,875
90,000	BB	4.750% due 10/15/27	76,387
60,000	BB	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 5.250% due 6/1/25	58,200
80,000	BB-	ESH Hospitality Inc., Company Guaranteed Notes, 5.250% due 5/1/25(a)	76,700
100,000	B+	GEO Group Inc. (The), Company Guaranteed Notes, 5.125% due 4/1/23	90,625
120,000	BBB-	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.750% due 6/1/28	120,336
80,000	BB-	MGP Escrow Issuer LLC, Company Guaranteed Notes, 4.500% due 9/1/26	74,154
50,000	BBB-	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes, 5.000% due 10/15/27	47,625
16,000	BB-	RHP Hotel Properties LP/RHP Finance Corp., Company Guaranteed Notes, 5.000% due 4/15/23	15,880
40,000	B-	Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Secured Notes, 6.000% due 4/15/23(a)	38,200
201,754	BB	VICI Properties 1 LLC/VICI FC Inc., Secured Notes, 8.000% due 10/15/23	220,416

		Total Real Estate Investment Trusts (REITs)	866,398

Retail - 2.6%
		1011778 BC ULC/New Red Finance Inc.:
232,000	B-	Secured Notes, 5.000% due 10/15/25(a)	218,707
50,000	B+	Senior Secured Notes, 4.250% due 5/15/24(a)	47,375
100,000	B+	Beacon Roofing Supply Inc., Company Guaranteed Notes, 4.875% due 11/1/25(a)	91,125
60,000	BB+	Brinker International Inc., Company Guaranteed Notes, 5.000% due 10/1/24(a)	57,150
100,000	B-	Carrols Restaurant Group Inc., Secured Notes, 8.000% due 5/1/22	102,750
80,000	BB	FirstCash Inc., Company Guaranteed Notes, 5.375% due 6/1/24(a)	79,000
		Golden Nugget Inc.:
225,000	CCC+	Company Guaranteed Notes, 8.750% due 10/1/25(a)	225,563
100,000	CCC+	Senior Unsecured Notes, 6.750% due 10/15/24(a)	98,500
16,000	CCC+	IRB Holding Corp., Company Guaranteed Notes, 6.750% due 2/15/26(a)	14,800
110,000	BB	L Brands Inc., Company Guaranteed Notes, 5.250% due 2/1/28	97,178
		Party City Holdings Inc., Company Guaranteed Notes:
25,000	B-	6.125% due 8/15/23(a)	25,187
105,000	B-	6.625% due 8/1/26(a)(f)	101,609
150,000	BB+	Reliance Intermediate Holdings LP, Senior Secured Notes, 6.500% due 4/1/23(a)	155,250
70,000	BB-	Sally Holdings LLC/Sally Capital Inc., Company Guaranteed Notes, 5.625% due 12/1/25	67,550
70,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.875% due 3/1/27	63,350

		Total Retail	1,445,094

Semiconductors - 0.4%
10,000	NR	Cree Inc., Senior Unsecured Notes, 0.875% due 9/1/23(a)	9,848
105,000	BB	Entegris Inc., Company Guaranteed Notes, 4.625% due 2/10/26(a)	97,691
100,000	BB+	Sensata Technologies UK Financing Co. PLC, Company Guaranteed Notes, 6.250% due 2/15/26(a)	102,189

		Total Semiconductors	209,728

Software - 2.5%
95,000	CCC+	Camelot Finance SA, Senior Unsecured Notes, 7.875% due 10/15/24(a)	94,288
		CDK Global Inc., Senior Unsecured Notes:
80,000	BB+	5.875% due 6/15/26	79,700
70,000	BB+	4.875% due 6/1/27	65,625
80,000	B	Donnelley Financial Solutions Inc., Company Guaranteed Notes, 8.250% due 10/15/24	80,900
350,000	B+	First Data Corp., Secured Notes, 5.750% due 1/15/24(a)	352,625
215,000	BB	j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Company Guaranteed Notes, 6.000% due 7/15/25(a)	215,806
175,000	CCC+	Riverbed Technology Inc., Company Guaranteed Notes, 8.875% due 3/1/23(a)(f)	146,125
150,000	CCC+	Solera LLC/Solera Finance Inc., Senior Unsecured Notes, 10.500% due 3/1/24(a)	162,375
200,000	B	Veritas US Inc./Veritas Bermuda Ltd., Senior Secured Notes, 7.500% due 2/1/23(a)	180,410

		Total Software	1,377,854

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.4% - (continued)
Telecommunications - 6.2%
		CenturyLink Inc., Senior Unsecured Notes:
$ 50,000	B+	6.450% due 6/15/21	$51,312
99,000	B+	6.750% due 12/1/23(f)	99,495
		CommScope Technologies LLC, Company Guaranteed Notes:
224,000	BB-	6.000% due 6/15/25(a)	208,611
60,000	BB-	5.000% due 3/15/27(a)	49,575
30,000	CCC+	Frontier Communications Corp., Senior Unsecured Notes, 10.500% due 9/15/22	24,150
10,000	NR	GCI Liberty Inc., Senior Unsecured Notes, 1.750% due 9/30/46(a)	10,587
120,000	BB-	Hughes Satellite Systems Corp., Company Guaranteed Notes, 6.625% due 8/1/26	112,200
		Intelsat Jackson Holdings SA:
		Company Guaranteed Notes:
120,000	CCC+	5.500% due 8/1/23	106,200
51,000	CCC+	8.500% due 10/15/24(a)	50,559
150,000	B	Senior Secured Notes, 8.000% due 2/15/24(a)	157,320
		Level 3 Financing Inc., Company Guaranteed Notes:
100,000	BB	5.125% due 5/1/23	99,250
40,000	BB	5.375% due 1/15/24	39,360
90,000	BB	5.250% due 3/15/26	87,120
10,000	B+	Level 3 Parent LLC, Senior Unsecured Notes, 5.750% due 12/1/22	10,025
		Sprint Capital Corp., Company Guaranteed Notes:
150,000	B	6.875% due 11/15/28	145,312
105,000	B	8.750% due 3/15/32	114,319
		Sprint Communications Inc., Senior Unsecured Notes:
230,000	B	11.500% due 11/15/21	266,915
15,000	B	6.000% due 11/15/22	15,032
		Sprint Corp., Company Guaranteed Notes:
310,000	B	7.250% due 9/15/21	323,950
180,000	B	7.875% due 9/15/23	189,846
330,000	B	7.625% due 3/1/26	339,075
240,000	BB+	Telecom Italia SpA, Senior Unsecured Notes, 5.303% due 5/30/24(a)	226,200
		T-Mobile USA Inc., Company Guaranteed Notes:
460,000	BB+	6.500% due 1/15/26	478,400
45,000	BB+	4.500% due 2/1/26	42,287
60,000	BB+	4.750% due 2/1/28	55,638
150,000	CCC	Windstream Services LLC/Windstream Finance Corp., Secured Notes, 10.500% due 6/30/24(a)	123,750

		Total Telecommunications	3,426,488

Transportation - 1.5%
100,000	B+	Con-Way Inc., Senior Unsecured Notes, 6.700% due 5/1/34	100,250
140,000	B-	Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes, 8.125% due 11/15/21(a)	110,600
199,885	CCC+	Neovia Logistics services LLC/SPL Logistics Finance Corp., Senior Secured Notes, 8.875% due 8/1/20(a)	173,900
160,000	B-	Watco Cos. LLC/Watco Finance Corp., Company Guaranteed Notes, 6.375% due 4/1/23(a)	161,200
		XPO Logistics Inc., Company Guaranteed Notes:
38,000	BB	6.500% due 6/15/22(a)	38,807
260,000	BB	6.125% due 9/1/23(a)	262,600

		Total Transportation	847,357

Trucking & Leasing - 1.4%
80,000	BB	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 5.125% due 10/1/23(a)	79,900
340,000	BB+	DAE Funding LLC, Company Guaranteed Notes, 5.000% due 8/1/24(a)	321,300
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
80,000	BB	5.250% due 8/15/22(a)	80,300
50,000	BB	4.500% due 3/15/23(a)	48,750

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.4% - (continued)
Trucking & Leasing - 1.4% - (continued)
$ 210,000	BB	5.500% due 2/15/24(a)	$211,812

		Total Trucking & Leasing	742,062

		TOTAL CORPORATE BONDS & NOTES (Cost - $50,219,207)	48,725,789

SENIOR LOANS - 5.9%
150,000	NR	AlixPartners LLP, due 4/4/24(k)	148,762
80,000	NR	American Media Inc., (Restricted, cost - $79,758, acquired 6/29/18), 10.386% (3-Month USD-LIBOR + 8.000%) due 9/30/18(g)(h)(i)	78,600
167,854	NR	Ancestry.com Operations Inc., (Restricted, cost - $168,063, acquired 11/21/17), 5.600% (1-Month USD-LIBOR + 3.250%) due 10/19/23(i)	166,175
40,650	NR	Applied Systems Inc., 5.386% (2-Month USD-LIBOR + 3.000%) due 9/19/24	40,311
315,000	NR	Asurion LLC, 8.845% (1-Month USD-LIBOR + 6.500%) due 8/4/25	322,087
128,700	NR	Big River Steel LLC, 7.386% (3-Month USD-LIBOR + 5.000%) due 8/23/23	128,700
38,217	NR	BWay Holding Co., due 4/3/24(k)	37,268
110,000	NR	Deck Chassis Acquisition Inc., 8.527% (3-Month USD-LIBOR + 6.000%) due 6/15/23	111,238
252,390	NR	EIG Investors Corp., 6.434% (3-Month USD-LIBOR + 3.750%/1-Month USD-LIBOR + 3.750%) due 2/9/23	251,660
31,000	NR	Envision Healthcare Corp., 6.095% (1-Month USD-LIBOR + 3.750%) due 10/10/25	29,868
217,250	NR	Graftech International Ltd., 5.845% (1-Month USD-LIBOR + 3.500%) due 2/12/25	214,806
70,000	NR	Herbalife Nutrition Ltd., 5.595% (1-Month USD-LIBOR + 3.250%) due 8/18/25	69,948
61,000	NR	Infor (US) Inc., due 2/1/22(k)	60,270
100,000	NR	Intelsat Jackson Holdings SA, 6.625% due 1/2/24	100,625
108,524	NR	Lantheus Medical Imaging Inc., (Restricted, cost - $109,134, acquired 11/29/17), 6.095% (1-Month USD-LIBOR + 3.750%) due 6/30/22(i)	108,524
68,059	NR	Laureate Education Inc., (Restricted, cost - $67,532, acquired 4/21/17), 6.027% (3-Month USD-LIBOR + 3.500%) due 4/26/24(i)	68,038
96,297	NR	Murray Energy Corp., (Restricted, cost - $91,580, acquired6/29/18), 9.777% (3-Month USD-LIBOR + 7.250%) due 10/17/22(i)	84,236
138,202	NR	Navistar Inc., 5.820% (1-Month USD-LIBOR + 3.500%) due 11/6/24	137,626
114,302	NR	Panda Temple Power LLC, (Restricted, cost - $112,455, acquired 2/7/18), 10.307% (3-Month USD-LIBOR + 8.000%) due 2/7/23(i)	114,968
207,517	NR	PetSmart Inc., (Restricted, cost - $174,609, acquired 12/13/17), 5.320% (1-Month USD-LIBOR + 3.000%) due 3/11/22(i)	174,290
89,775	NR	Pisces Midco Inc., (Restricted, cost - $89,473, acquired 3/29/18), 6.175% (3-Month USD-LIBOR + 3.750%) due 4/12/25(i)	88,114
		Press Ganey Holdings Inc.:
15,000	NR	due 10/23/23(k)	14,855
280,900	NR	8.845% (1-Month USD-LIBOR + 6.500%) due 10/21/24	282,305
112,519	NR	Radnet Management Inc., (Restricted, cost - $112,299, acquired 8/16/17), 6.215% (3-Month USD-LIBOR + 3.750%/3-Month USD-PRIME + 2.750%) due 6/30/23(i)	112,567
40,000	NR	Regionalcare Hospital Partners Holdings Inc., (Restricted, cost - $39,602, acquired 11/14/18), due 11/16/25(i)(k)	39,381
70,000	NR	Sedgwick CMS Holdings Inc., due 11/6/25(k)	69,377
		SS&C Technologies Holdings Inc.:
39,160	NR	4.595% (1-Month USD-LIBOR + 2.500%) due 4/16/25	38,303
43,937	NR	4.595% (1-Month USD-LIBOR + 2.250%) due 4/16/25	42,910
39,000	NR	Starfruit Finco BV, 5.549% (1-Month USD-LIBOR + 3.250%) due 10/1/25	38,508
21,000	NR	Transdigm Inc., due 5/30/25(k)	20,514
75,000	NR	VeriFone Systems Inc., 6.645% (3-Month USD-LIBOR + 4.000%) due 8/20/25	74,484

		TOTAL SENIOR LOANS (Cost - $3,283,023)	3,269,318

Shares/Units
COMMON STOCKS - 1.7%
CONSUMER CYCLICAL - 0.3%
Lodging - 0.3%
9,953		Bossier Casino Venture Holdco Inc., (Restricted, cost - $19,906, acquired 2/6/12), 14.000% due 2/9/18*#(a)(g)(h)(i)	125,607

ENERGY - 1.4%
Energy - Alternate Sources - 0.3%
7,886		T1 Power Holdings LLC, (Restricted, cost - $134,062, acquired 2/7/18)*(g)(i)	181,378

Energy Equipment & Services - 0.1%
17,453		Hercules Offshore Inc.*#(g)(h)	20,995
9,541		Tricer Holdco S.C.A., (Restricted, cost - $69,128, acquired 4/20/11)*#(g)(h)(i)	19,178

		Total Energy Equipment & Services	40,173

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
ENERGY - 1.4% - (continued)
Oil & Gas - 1.0%
$ 36,143		Berry Petroleum Corp., (Restricted, cost - $200,762, acquired 2/23/17)(g)(i)	$447,812
24,541		Blue Ridge Mountain Resources Inc.*(g)	116,570
11,773		PetroQuest Energy Inc., (Restricted, cost - $38,964, acquired 4/20/11)*(i)	176

		Total Oil & Gas	564,558

		TOTAL ENERGY	786,109

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
68		MWO Holdings, (Restricted, cost - $208,716, acquired 6/30/11)*#(g)(h)(i)	—

		TOTAL COMMON STOCKS (Cost - $2,529,258)	911,716

PREFERRED STOCKS - 0.5%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
4,579,449		Tricer Holdco S.C.A., (Restricted, cost - $230,973, acquired 4/20/11)*#(g)(h)(i)	45,794

FINANCIALS - 0.4%
Banks - 0.4%
7,709		GMAC Capital Trust I, 8.401% (3-Month USD-LIBOR + 5.785%) due 2/15/40(c)	196,580

Investment Companies - 0.0%
1,175		B. Riley Financial Inc., 6.875% due 9/30/23	29,422

		TOTAL FINANCIALS	226,002

		TOTAL PREFERRED STOCKS (Cost - $395,641)	271,796

SOVEREIGN BOND - 0.2%
Argentina - 0.2%
150,000	B	Argentine Republic Government International Bonds, 7.500% due 4/22/26 (Cost - $159,450)	127,726

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $56,586,579)	53,306,345

Face Amount†
SHORT-TERM INVESTMENTS (l) - 4.7%
MONEY MARKET FUND - 1.4%
$ 753,156		Invesco STIT - Government & Agency Portfolio, 2.082%, Institutional Class(m) (Cost - $753,156)	753,156

TIME DEPOSITS - 3.3%
474,089		Banco Santander SA - Frankfurt, 1.540% due 12/3/18	474,089
1,366,406		JPMorgan Chase & Co. - New York, 1.540% due 12/3/18	1,366,406

		TOTAL TIME DEPOSITS (Cost - $1,840,495)	1,840,495

		TOTAL SHORT-TERM INVESTMENTS (Cost - $2,593,651)	2,593,651

		TOTAL INVESTMENTS - 101.4% (Cost - $59,180,230)	55,899,996

		Liabilities in Excess of Other Assets - (1.4)%	(757,988)

		TOTAL NET ASSETS - 100.0%	$55,142,008

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2018 amounts to approximately $27,987,019 and represents 50.8% of net assets.

(b)	Rating by Moody’s Investors Service.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2018.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(f)	All or a portion of this security is on loan (See Note 1).
(g)	Illiquid security.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(i)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2018 amounts to approximately $2,621,411 and represents 4.8% of net assets..
(j)	Security is currently in default.
(k)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Inclusive of all short-term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 3.3%.
(m)	Represents investment of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At November 30, 2018, for High Yield Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
High Yield Fund	$59,180,230	$1,211,829	$(4,492,063)	$(3,280,234)

Abbreviations used in this schedule:

ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company
PRIME	—	Prime Lending Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	87.2%
Senior Loans	5.9
Common Stocks	1.6
Preferred Stocks	0.5
Sovereign Bond	0.2
Short-Term Investments	4.6

100.0%

^	As a percentage of total investments.

See pages 240-242 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 36.2%
Canada - 0.3%
$ 100,000		Enbridge Inc., Senior Unsecured Notes, 3.034% (3-Month USD-LIBOR + 0.700%) due 6/15/20(a)	$100,022
100,000	EUR	Fairfax Financial Holdings Ltd., Senior Unsecured Notes, 2.750% due 3/29/28(b)	112,043
300,000		HSBC Bank Canada, Covered Notes, 3.300% due 11/28/21(b)(c)	300,012

		Total Canada	512,077

Cayman Islands - 1.1%
		KSA Sukuk Ltd., Senior Unsecured Notes:
200,000		2.894% due 4/20/22(b)	194,692
500,000		4.303% due 1/19/29(b)	491,546
200,000		Sands China Ltd., Senior Unsecured Notes, 5.400% due 8/8/28(b)	191,465
743,861		US Capital Funding II Ltd./US Capital Funding II Corp., Asset Backed, 3.291% (3-Month USD-LIBOR + 0.750%) due 8/1/34(a)(b)	706,668

		Total Cayman Islands	1,584,371

Denmark - 2.9%
		Jyske Realkredit AS, Covered Notes:
6,821,870	DKK	2.000% due 10/1/47	1,044,945
4,505	DKK	3.000% due 10/1/47	733
		Nordea Kredit Realkreditaktieselskab, Covered Notes:
292,055	DKK	2.500% due 10/1/37	47,042
2,481,619	DKK	2.000% due 10/1/47	378,618
28,301	DKK	2.500% due 10/1/47	4,484
982,778	DKK	2.000% due 10/1/50	148,719
		Nykredit Realkredit AS, Covered Notes:
2,419,560	DKK	2.500% due 10/1/36	389,612
1	DKK	2.000% due 10/1/37	—
3,497,682	DKK	2.000% due 10/1/47	534,832
17,028	DKK	2.500% due 10/1/47	2,698
		Realkredit Danmark AS, Covered Notes:
2,246,180	DKK	2.500% due 7/1/36	361,353
1	DKK	2.000% due 10/1/37	—
79,075	DKK	2.500% due 7/1/47	12,511
7,667,885	DKK	2.000% due 10/1/47	1,173,662

		Total Denmark	4,099,209

France - 1.7%
250,000		Credit Agricole SA, Senior Unsecured Notes, 3.750% due 4/24/23(b)	242,867
700,000		Danone SA, Senior Unsecured Notes, 2.077% due 11/2/21(b)	670,088
		Dexia Credit Local SA, Government Liquid Guaranteed Notes:
300,000		2.250% due 2/18/20(b)	297,176
1,000,000		1.875% due 9/15/21(b)	966,347
250,000		2.375% due 9/20/22(b)	242,193

		Total France	2,418,671

Germany - 2.4%
		Deutsche Bank AG, Senior Unsecured Notes:
100,000		3.150% due 1/22/21	96,481
400,000		3.284% (3-Month USD-LIBOR + 0.815%) due 1/22/21(a)	384,385
800,000		4.250% due 10/14/21	780,916
2,400,000	NZD	Landwirtschaftliche Rentenbank, Government Guaranteed Notes, 4.750% due 3/12/19	1,662,396
400,000	EUR	Volkswagen Leasing GmbH, Company Guaranteed Notes, 0.132% (3-Month EURIBOR + 0.450%) due 7/6/21(a)	447,434

		Total Germany	3,371,612

Ireland - 1.0%
800,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 4.625% due 10/30/20	804,876
200,000	EUR	Bank of Ireland, Junior Subordinated Notes, 7.375% (5-Year EUR Swap Rate + 6.956%)(a)(d)	237,744

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Ireland - 1.0% - (continued)
$ 200,000		Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 2.400% due 9/23/21	$191,827
200,000		SMBC Aviation Capital Finance DAC, Company Guaranteed Notes, 3.000% due 7/15/22(b)	192,806

		Total Ireland	1,427,253

Italy - 0.3%
		Intesa Sanpaolo SpA, Junior Subordinated Notes:
200,000	EUR	6.250% (5-Year EUR Swap Rate + 5.856%)(a)(d)	207,996
200,000	EUR	7.750% (5-Year EUR Swap Rate + 7.192%)(a)(d)	226,299

		Total Italy	434,295

Japan - 1.7%
		Central Nippon Expressway Co., Ltd., Senior Unsecured Notes:
800,000		3.122% (3-Month USD-LIBOR + 0.540%) due 8/4/20(a)	801,600
200,000		2.091% due 9/14/21	192,362
400,000		Chugoku Electric Power Co., Inc. (The), Senior Secured Notes, 2.701% due 3/16/20	396,416
200,000		Mizuho Bank Ltd., Company Guaranteed Notes, 2.400% due 3/26/20(b)	197,544
400,000		NTT Finance Corp., Senior Unsecured Notes, 1.900% due 7/21/21	384,418
400,000		Sumitomo Mitsui Banking Corp., Bank Guaranteed Notes, 2.799% (3-Month USD-LIBOR + 0.350%) due 1/17/20(a)	399,741

		Total Japan	2,372,081

Jersey Channel Islands - 0.3%
300,000	GBP	Kennedy Wilson Europe Real Estate Ltd., Senior Unsecured Notes, 3.950% due 6/30/22	385,940
Luxembourg - 0.2%
100,000		Allergan Funding SCS, Company Guaranteed Notes, 3.450% due 3/15/22	97,854
200,000		NORD/LB Luxembourg SA Covered Bonds Bank, Covered Notes, 2.875% due 2/16/21	198,057

		Total Luxembourg	295,911

Netherlands - 1.5%
700,000	CAD	BNG Bank NV, Senior Unsecured Notes, 2.125% due 10/1/19(b)	526,881
300,000	EUR	Cooperatieve Rabobank UA, Senior Unsecured Notes, 6.875% due 3/19/20	366,854
600,000		ING Bank NV, Covered Notes, 2.625% due 12/5/22(b)	585,335
170,000		Petrobras Global Finance BV, Company Guaranteed Notes, 6.125% due 1/17/22	174,797
50,000	EUR	Stichting AK Rabobank Certificaten, Junior Subordinated Notes, 6.500%(d)	62,076
400,000		Syngenta Finance NV, Company Guaranteed Notes, 3.698% due 4/24/20(b)	397,320

		Total Netherlands	2,113,263

Norway - 0.3%
400,000		DNB Boligkreditt AS, Covered Notes, 2.500% due 3/28/22(b)	390,482
Portugal - 0.1%
		Banco Espirito Santo SA, Senior Unsecured Notes:
200,000	EUR	4.750% due 1/15/18(c)(e)	67,366
200,000	EUR	4.000% due 1/21/19(c)(e)	69,064

		Total Portugal	136,430

Singapore - 0.2%
200,000		BOC Aviation Ltd., Senior Unsecured Notes, 2.750% due 9/18/22(b)	190,492
100,000		DBS Bank Ltd., Covered Notes, 3.300% due 11/27/21(b)(c)	100,188

		Total Singapore	290,680

Supranational - 1.3%
1,400,000	NZD	Asian Development Bank, Senior Unsecured Notes, 4.625% due 3/6/19	968,985
		European Investment Bank, Senior Unsecured Notes:
500,000	AUD	0.500% due 6/21/23	329,477
800,000	AUD	0.500% due 8/10/23	524,241

		Total Supranational	1,822,703

Sweden - 4.8%
		Lansforsakringar Hypotek AB, Covered Notes:
10,100,000	SEK	2.250% due 9/21/22	1,182,892
12,000,000	SEK	1.250% due 9/20/23	1,349,486
10,700,000	SEK	Nordea Hypotek AB, Covered Notes, 1.000% due 4/8/22	1,202,073
2,500,000	SEK	Skandinaviska Enskilda Banken AB, Covered Notes, 1.500% due 12/15/21	285,149

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Sweden - 4.8% - (continued)
		Stadshypotek AB, Covered Notes:
2,000,000	SEK	1.500% due 12/15/21	$228,230
8,000,000	SEK	4.500% due 9/21/22	1,011,990
		Sveriges Sakerstallda Obligationer AB, Covered Notes:
7,000,000	SEK	1.250% due 6/15/22	793,018
2,000,000	SEK	2.000% due 6/17/26	231,001
5,100,000	SEK	Swedbank Hypotek AB, Covered Notes, 1.000% due 6/15/22	572,296

		Total Sweden	6,856,135

Switzerland - 1.5%
$ 300,000		Credit Suisse Group AG, Senior Unsecured Notes, 2.997% (3-Month USD-LIBOR + 1.200%) due 12/14/23(a)(b)	284,945
		UBS AG:
		Senior Unsecured Notes:
300,000		2.200% due 6/8/20(b)	294,424
500,000		2.907% (3-Month USD-LIBOR + 0.580%) due 6/8/20(a)(b)	500,948
		Subordinated Notes:
250,000		7.625% due 8/17/22	269,375
400,000		5.125% due 5/15/24	394,973
400,000		UBS Group Funding Switzerland AG, Company Guaranteed Notes, 3.566% (3-Month USD-LIBOR + 0.950%) due 8/15/23(a)(b)	396,792

		Total Switzerland	2,141,457

United Kingdom - 5.9%
400,000		Barclays Bank PLC, Subordinated Notes, 7.625% due 11/21/22	420,250
		Barclays PLC:
		Junior Subordinated Notes:
700,000	EUR	6.500% (5-Year EUR Swap Rate + 5.875%)(a)(d)	783,820
400,000	GBP	7.000% (5-Year GBP Swap Rate + 5.084%)(a)(d)	500,397
200,000		8.250% (5-Year USD Swap Rate + 6.705%)(a)(d)	200,283
		Senior Unsecured Notes:
600,000		4.728% (3-Month USD-LIBOR + 2.110%) due 8/10/21(a)	619,123
200,000		4.610% (3-Month USD-LIBOR + 1.400%) due 2/15/23(a)	197,784
200,000		British Telecommunications PLC, Senior Unsecured Notes, 9.625% due 12/15/30	271,540
200,000	GBP	Co-operative Group Holdings 2011 Ltd., Company Guaranteed Notes, step bond to yield, 6.875% due 7/8/20	269,306
		HSBC Holdings PLC, Senior Unsecured Notes:
400,000		3.240% (3-Month USD-LIBOR + 0.600%) due 5/18/21(a)	397,820
300,000		3.640% (3-Month USD-LIBOR + 1.000%) due 5/18/24(a)	294,832
200,000		3.950% (3-Month USD-LIBOR + 0.987%) due 5/18/24(a)	197,267
600,000		Imperial Brands Finance PLC, Company Guaranteed Notes, 2.950% due 7/21/20(b)	590,480
300,000	GBP	Lloyds Banking Group PLC, Junior Subordinated Notes, 7.000% (5-Year GBP Swap Rate + 5.060%)(a)(d)	381,045
		Nationwide Building Society:
300,000	GBP	Junior Subordinated Notes, 6.875% (5-Year GBP Swap Rate + 4.880%)(a)(d)	381,943
200,000		Senior Unsecured Notes, 3.766% (3-Month USD-LIBOR + 1.064%) due 3/8/24(a)(b)	191,672
100,000	GBP	RAC Bonds Co. PLC, Senior Secured Notes, 4.870% due 5/6/26	123,311
1,000,000		Royal Bank of Scotland Group PLC, Senior Unsecured Notes, 3.923% (3-Month USD-LIBOR + 1.550%) due 6/25/24(a)	977,063
		Santander UK Group Holdings PLC:
500,000		Subordinated Notes, 4.750% due 9/15/25(b)	469,677
300,000		Senior Unsecured Notes, 3.823% (3-Month USD-LIBOR + 1.400%) due 11/3/28(a)	266,550
97,810	GBP	Tesco Property Finance 4 PLC, Senior Secured Notes, 5.801% due 10/13/40	142,604
300,000	GBP	Virgin Media Secured Finance PLC, Senior Secured Notes, 4.875% due 1/15/27	367,209
300,000	GBP	Virgin Money PLC, Senior Unsecured Notes, 2.250% due 4/21/20	382,819

		Total United Kingdom	8,426,795

United States - 8.7%
500,000		Ally Financial Inc., Company Guaranteed Notes, 8.000% due 11/1/31 ...	586,350
100,000		American Honda Finance Corp., Senior Unsecured Notes, 2.932% (3-Month USD-LIBOR + 0.350%) due 11/5/21(a)	100,097
400,000		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes, 4.000% due 4/13/28	382,895
		AT&T Inc., Senior Unsecured Notes:

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
United States - 8.7% - (continued)
$ 300,000		3.488% (3-Month USD-LIBOR + 0.750%) due 6/1/21(a)	$301,326
300,000		3.386% (3-Month USD-LIBOR + 0.950%) due 7/15/21(a)	301,746
300,000	EUR	1.800% due 9/5/26(b)	335,620
400,000		Aviation Capital Group LLC, Senior Unsecured Notes, 3.673% (3-Month USD-LIBOR + 0.950%) due 6/1/21(a)(b)(c)	400,237
200,000		Bank of America Corp., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 2.931%)(a)(d)	191,250
		BAT Capital Corp., Company Guaranteed Notes:
100,000		3.204% (3-Month USD-LIBOR + 0.590%) due 8/14/20(a)	99,855
100,000		3.222% due 8/15/24	92,432
100,000		3.557% due 8/15/27	89,199
100,000		4.390% due 8/15/37	84,833
400,000		Boston Scientific Corp., Senior Unsecured Notes, 6.000% due 1/15/20	410,837
200,000		Campbell Soup Co., Senior Unsecured Notes, 3.650% due 3/15/23	193,296
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
250,000		3.579% due 7/23/20	248,955
700,000		4.464% due 7/23/22	701,402
400,000		Comcast Corp., Company Guaranteed Notes, 2.848% (3-Month USD-LIBOR + 0.440%) due 10/1/21(a)	400,178
		Dell International LLC/EMC Corp., Senior Secured Notes:
400,000		3.480% due 6/1/19(b)	399,188
250,000		4.420% due 6/15/21(b)	250,272
400,000		Delta Air Lines Inc., Senior Unsecured Notes, 3.625% due 3/15/22	392,269
200,000		Dominion Energy Gas Holdings LLC, Senior Unsecured Notes, 2.934% (3-Month USD-LIBOR + 0.600%) due 6/15/21(a)	199,190
200,000		Emera US Finance LP, Company Guaranteed Notes, 2.700% due 6/15/21	193,859
200,000		EPR Properties, Company Guaranteed Notes, 4.500% due 6/1/27	189,325
100,000		Equifax Inc., Senior Unsecured Notes, 3.600% due 8/15/21	99,309
100,000	EUR	Equinix Inc., Senior Unsecured Notes, 2.875% due 3/15/24	114,084
		Fidelity National Information Services Inc., Senior Unsecured Notes:
100,000	EUR	0.400% due 1/15/21	113,432
100,000	GBP	1.700% due 6/30/22	125,512
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
200,000		2.597% due 11/4/19	197,400
200,000		2.681% due 1/9/20	197,146
300,000		Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes, 5.625% due 7/31/19(b)	303,853
200,000		General Motors Financial Co., Inc., Company Guaranteed Notes, 3.258% (3-Month USD-LIBOR + 0.850%) due 4/9/21(a)	198,710
100,000		Keurig Dr Pepper Inc., Company Guaranteed Notes, 3.551% due 5/25/21(b)	99,135
400,000		KLA-Tencor Corp., Senior Unsecured Notes, 3.375% due 11/1/19	400,034
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes(c)	27,852
100,000		McDonald’s Corp., Senior Unsecured Notes, 2.939% (3-Month USD-LIBOR + 0.430%) due 10/28/21(a)	99,846
		Navient Corp., Senior Unsecured Notes:
100,000		5.500% due 1/15/19	100,075
350,000		4.875% due 6/17/19	351,094
400,000		8.000% due 3/25/20	414,000
300,000		Progress Energy Inc., Senior Unsecured Notes, 4.400% due 1/15/21	304,961
100,000		Santander Holdings USA Inc., Senior Unsecured Notes, 3.400% due 1/18/23	94,807
100,000		Spectra Energy Partners LP, Senior Unsecured Notes, 3.016% (3-Month USD-LIBOR + 0.700%) due 6/5/20(a)	100,122
100,000		Springleaf Finance Corp., Company Guaranteed Notes, 6.000% due 6/1/20	101,750
300,000		Time Warner Cable LLC, Senior Secured Notes, 8.250% due 4/1/19	304,673
346,000		Verizon Communications Inc., Senior Unsecured Notes, 3.376% due 2/15/25	333,508
		Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
300,000		3.388% (3-Month USD-LIBOR + 0.770%) due 11/13/20(a)(b)	299,369
200,000		3.875% due 11/13/20(b)	200,183
300,000		3.558% (3-Month USD-LIBOR + 0.940%) due 11/12/21(a)(b)	298,380
200,000		4.000% due 11/12/21(b)	199,552
300,000		WEA Finance LLC/Westfield UK & Europe Finance PLC, Company Guaranteed Notes, 3.750% due 9/17/24(b)	293,732
100,000		Wells Fargo & Co., Senior Unsecured Notes, 3.597% (3-Month USD-LIBOR + 1.110%) due 1/24/23(a)	100,577

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
United States - 8.7% - (continued)
$ 300,000		Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 3.150% due 4/1/22	$293,070

		Total United States	12,310,777

		TOTAL CORPORATE BONDS & NOTES (Cost - $52,240,842)	51,390,142

SOVEREIGN BONDS - 34.0%
Argentina - 0.3%
3,930,000	ARS	Argentina Bonar Bonds, 51.839% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 2.000%) due 4/3/22(a)	109,625
4,620,000	ARS	Argentina POM Politica Monetaria, 64.951% due 6/21/20(a)	143,076
200,000	EUR	Argentine Republic Government International Bonds, 3.375% due 1/15/23	189,338

		Total Argentina	442,039

Canada - 3.5%
		Province of Alberta Canada:
900,000	CAD	1.250% due 6/1/20	666,933
900,000	CAD	2.350% due 6/1/25	657,085
		Province of Ontario Canada:
3,100,000	CAD	3.150% due 6/2/22(f)	2,376,605
500,000	CAD	2.400% due 6/2/26	363,922
1,100,000	CAD	Province of Quebec Canada, 3.750% due 9/1/24	872,103

		Total Canada	4,936,648

France - 4.9%
		French Republic Government Bonds OAT:
900,000	EUR	3.250% due 5/25/45	1,401,128
4,500,000	EUR	2.000% due 5/25/48(b)	5,539,262

		Total France	6,940,390

Ireland - 1.1%
1,000,000	EUR	Ireland Government Bonds, 5.400% due 3/13/25	1,482,518
Israel - 0.2%
200,000		Israel Government International Bonds, 3.250% due 1/17/28	191,810
Italy - 1.4%
		Italy Buoni Poliennali Del Tesoro:
700,000	EUR	2.500% due 11/15/25	776,455
600,000	EUR	3.450% due 3/1/48(b)	639,363
400,000	GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	580,208

		Total Italy	1,996,026

Japan - 9.4%
200,000		Development Bank of Japan Inc., 2.000% due 10/19/21	193,222
		Japan Bank for International Cooperation:
200,000		2.375% due 7/21/22	194,058
200,000		3.250% due 7/20/23	199,956
200,000		3.375% due 10/31/23	201,037
		Japan Finance Organization for Municipalities:
500,000		2.125% due 4/13/21(b)	486,501
200,000		2.625% due 4/20/22(b)	195,253
		Japan Government Thirty Year Bonds:
210,000,000	JPY	1.700% due 9/20/44	2,263,286
330,000,000	JPY	1.400% due 9/20/45	3,354,542
180,000,000	JPY	0.500% due 9/20/46	1,474,904
		Japan Government Twenty Year Bonds:
400,000,000	JPY	1.000% due 12/20/35	3,836,430
60,000,000	JPY	0.400% due 3/20/36	522,478
400,000		Tokyo Metropolitan Government, 2.000% due 5/17/21(b)	387,720

		Total Japan	13,309,387

Kuwait - 0.6%
900,000		Kuwait International Government Bonds, 3.500% due 3/20/27(b)	873,277

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Lithuania - 0.2%
$ 300,000		Lithuania Government International Bonds, 6.125% due 3/9/21	$317,772
Poland - 0.5%
2,700,000	PLN	Republic of Poland Government Bonds, 3.250% due 7/25/25	736,329
Qatar - 1.2%
		Qatar Government International Bonds:
200,000		4.500% due 1/20/22	204,792
1,000,000		3.875% due 4/23/23(b)	1,004,120
500,000		4.500% due 4/23/28(b)	510,975

		Total Qatar	1,719,887

Saudi Arabia - 0.8%
1,200,000		Saudi Government International Bonds, 2.375% due 10/26/21	1,155,300
Slovenia - 0.3%
		Slovenia Government International Bonds:
200,000		4.125% due 2/18/19	200,398
250,000		5.250% due 2/18/24	267,837

		Total Slovenia	468,235

Spain - 4.8%
		Autonomous Community of Catalonia:
500,000	EUR	4.950% due 2/11/20	591,736
200,000	EUR	4.900% due 9/15/21	244,555
100,000	EUR	4.220% due 4/26/35	116,374
		Spain Government Bonds:
3,000,000	EUR	1.450% due 10/31/27(b)	3,422,397
1,200,000	EUR	1.400% due 7/30/28(b)	1,347,021
900,000	EUR	2.900% due 10/31/46(b)	1,078,939

		Total Spain	6,801,022

United Arab Emirates - 0.3%
		Abu Dhabi Government International Bonds:
300,000		2.500% due 10/11/22(b)	288,615
200,000		3.125% due 10/11/27(b)	186,614

		Total United Arab Emirates	475,229

United Kingdom - 4.5%
		United Kingdom Gilt:
1,800,000	GBP	3.250% due 1/22/44(f)	2,825,726
2,100,000	GBP	3.500% due 1/22/45(f)	3,443,590
150,000	GBP	1.500% due 7/22/47	168,044

		Total United Kingdom	6,437,360

		TOTAL SOVEREIGN BONDS (Cost - $48,903,428)	48,283,229

COLLATERALIZED MORTGAGE OBLIGATIONS - 15.7%
250,000	EUR	Adagio IV CLO Ltd., Series IV-A, Class A2R, 1.100% due 10/15/29(b)	284,418
406,700	GBP	Aggregator of Loans Backed by Assets PLC, Series 2015-1, Class A, 1.986% (1-Month GBP-LIBOR + 1.250%) due 4/24/49(a)	519,350
418,188	GBP	ALBA PLC, Series 2007-1, Class A3, 0.967% (3-Month GBP-LIBOR + 0.170%) due 3/17/39(a)	498,900
400,000		Apex Credit CLO 2016 Ltd., Series 2016-1A, Class ASR, 3.611% (3-Month USD-LIBOR + 1.050%) due 10/27/28(a)(b)(c)	400,000
699,080		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 2.795% (1-Month USD-LIBOR + 0.480%) due 5/25/35(a)	663,746
22,985		Banc of America Funding Trust, Series 2006-A, Class 1A1, 4.584% due 2/20/36(a)	22,734
287,216		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 2.765% (1-Month USD-LIBOR + 0.450%) due 3/25/37(a)(b)	282,645
273,802		Bayview Opportunity Master Fund IVa Trust, Series 2018-SBR3, Class A1, step bond to yield, 4.090% due 5/28/33(b)	274,009
		Bear Stearns Adjustable Rate Mortgage Trust:
6,371		Series 2003-5, Class 1A2, 4.115% due 8/25/33(a)	6,301
9,057		Series 2003-7, Class 6A, 4.551% due 10/25/33(a)	9,137
22,479		Series 2004-2, Class 22A, 4.252% due 5/25/34(a)	21,979
5,814		Series 2004-2, Class 23A, 3.123% due 5/25/34(a)	5,329
92,156		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 4.429% due 1/26/36(a)	84,591

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 15.7% - (continued)
17,485	EUR	Casa d’este Finance SRL, Series 1, Class A2, 0.031% (3-Month EURIBOR + 0.350%) due 9/15/40(a)	$19,811
$ 128,125		CHL Mortgage Pass-Through Trust, Series 2007-19, Class 2A1, 6.500% due 11/25/47	107,479
		Countrywide Alternative Loan Trust:
7,871		Series 2005-21CB, Class A3, 5.250% due 6/25/35	7,283
34,835		Series 2007-7T2, Class A9, 6.000% due 4/25/37	24,358
52,035		Series 2007-11T1, Class A12, 2.665% (1-Month USD-LIBOR + 0.350%) due 5/25/37(a)	30,588
26,438		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	22,211
		Countrywide Asset-Backed Certificates:
250,953		Series 2006-18, Class 2A2, 2.475% (1-Month USD-LIBOR + 0.160%) due 3/25/37(a)	248,390
837,069		Series 2007-13, Class 1A, 3.155% (1-Month USD-LIBOR + 0.840%) due 10/25/47(a)	825,110
436,728		Series 2007-SEA2, Class 1A1, 3.315% (1-Month USD-LIBOR + 1.000%) due 8/25/47(a)(b)	431,404
		Countrywide Home Loan Mortgage Pass-Through Trust:
4,295		Series 2004-12, Class 11A1, 3.911% due 8/25/34(a)	4,064
91,011		Series 2005-2, Class 1A1, 2.955% (1-Month USD-LIBOR + 0.640%) due 3/25/35(a)	81,999
8,749		Series 2005-3, Class 2A1, 2.895% (1-Month USD-LIBOR + 0.580%) due 4/25/35(a)	8,136
88,750		Series 2005-9, Class 1A3, 2.775% (1-Month USD-LIBOR + 0.460%) due 5/25/35(a)	82,374
25,478		Series 2005-11, Class 3A1, 2.831% due 4/25/35(a)	23,402
29,496		Series 2005-HYB9, Class 3A2A, 4.592% (1-Year USD-LIBOR + 1.750%) due 2/20/36(a)	25,757
850,253		Series 2007-4, Class 1A47, 6.000% due 5/25/37	670,271
627,709		Credit Suisse Mortgage Capital Certificates, Series 2007-NC1, Class 2A1, 2.915% (1-Month USD-LIBOR + 0.600%) due 9/25/37(a)	614,859
38,577		Credit Suisse Mortgage Capital Trust, Series 2007-5R, Class A5, 6.500% due 7/26/36	20,117
400,000		Crown Point CLO 6 Ltd., Series 2018-6A, Class A1, 3.975% (3-Month USD-LIBOR + 1.170%) due 10/20/28(a)(b)(c)	400,000
170,364		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36	75,146
700,282		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 3.065% (1-Month USD-LIBOR + 0.750%) due 10/25/47(a)	619,926
738,431		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 3.365% (1-Month USD-LIBOR + 1.050%) due 5/25/37(a)(b)	737,081
223,242	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 0.947% (3-Month GBP-LIBOR + 0.150%) due 6/15/44(a)	272,612
		Eurosail-UK PLC:
431,220	GBP	Series 2007-4X, Class A3, 1.750% (3-Month GBP-LIBOR + 0.950%) due 6/13/45(a)	543,769
62,327	GBP	Series 2007-6NCX, Class A2A, 1.500% (3-Month GBP-LIBOR + 0.700%) due 9/13/45(a)	79,446
100,000		Evans Grove CLO Ltd., Series 2018-1A, Class A1, 3.627% (3-Month USD-LIBOR + 0.920%) due 5/28/28(a)(b)	99,706
		Federal Home Loan Mortgage Corp. (FHLMC):
30,346		Series T-35, Class A, 2.595% (1-Month USD-LIBOR + 0.280%) due 9/25/31(a)	30,050
44,011		Series T-62, Class 1A1, 3.253% (1-Year Treasury Average Rate + 1.200%) due 10/25/44(a)	44,024
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
37,541		Series 2391, Class FJ, 2.807% (1-Month USD-LIBOR + 0.500%) due 4/15/28(a)	37,703
59,884		Series 2614, Class SJ, 13.320% (19.663% - 1-Month USD-LIBOR) due 5/15/33(a)	77,083
256,602		Series 4579, Class FD, 2.606% (1-Month USD-LIBOR + 0.350%) due 1/15/38(a)	255,460
256,602		Series 4579, Class SD, 1.521% due 1/15/38(a)(g)	13,283
7,773		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	8,485
		Federal National Mortgage Association (FNMA), REMICS:
7,018		Series 2003-34, Class A1, 6.000% due 4/25/43	7,710
15,655		Series 2006-48, Class TF, 2.715% (1-Month USD-LIBOR + 0.400%) due 6/25/36(a)	15,712
117,339		Series 2009-104, Class FA, 3.115% (1-Month USD-LIBOR + 0.800%) due 12/25/39(a)	119,058
532,868		Series 2010-46, Class WF, 3.065% (1-Month USD-LIBOR + 0.750%) due 5/25/40(a)	544,924
54,703		Federal National Mortgage Association (FNMA), REMICS Trust, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	60,129
400,000		Figueroa CLO Ltd., Series 2014-1A, Class AR, 3.336% (3-Month USD-LIBOR + 0.900%) due 1/15/27(a)(b)	399,597
271,035		First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 2.675% (1-Month USD-LIBOR + 0.360%) due 10/25/35(a)	270,648
361,726		Flagship VII Ltd., Series 2013-7A, Class A1R, 3.589% (3-Month USD-LIBOR + 1.120%) due 1/20/26(a)(b)	361,929
50,580		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 4.279% due 11/19/35(a)	48,253
449,404		Government National Mortgage Association, Series 2016-H15, Class FA, 3.074% (1-Month USD-LIBOR + 0.800%) due 7/20/66(a)	454,965
		GSR Mortgage Loan Trust:
11,174		Series 2003-1, Class A2, 3.830% (1-Year CMT Index + 1.750%) due 3/25/33(a)	11,113
289,128		Series 2005-AR7, Class 2A1, 4.043% due 11/25/35(a)	287,569
		Harborview Mortgage Loan Trust:

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 15.7% - (continued)
$ 24,636		Series 2005-2, Class 2A1A, 2.743% (1-Month USD-LIBOR + 0.440%) due 5/19/35(a)	$23,916
56,892		Series 2005-3, Class 2A1A, 2.783% (1-Month USD-LIBOR + 0.480%) due 6/19/35(a)	56,359
104,735		Series 2006-SB1, Class A1A, 2.903% (1-Year Treasury Average Rate + 0.850%) due 12/19/36(a)	101,311
125,393		Series 2007-1, Class 2A1A, 2.433% (1-Month USD-LIBOR + 0.130%) due 3/19/37(a)	119,643
		JPMorgan Mortgage Trust:
5,266		Series 2003-A2, Class 3A1, 4.115% due 11/25/33(a)	5,322
2,275		Series 2005-A1, Class 6T1, 4.301% due 2/25/35(a)	2,266
67,615		JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 5.396% due 7/27/37(a)(b)	67,619
584,241	GBP	Ludgate Funding PLC, Series 2007-1, Class A2A, 0.959% (3-Month GBP-LIBOR + 0.160%) due 1/1/61(a)	695,943
8,914		Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1, 4.121% due 2/25/33(a)	8,746
400,000		Monarch Grove CLO 18-1, Series 2018-1A, Class A1, 3.370% (3-Month USD-LIBOR + 0.880%) due 1/25/28(a)(b)	397,360
700,000	GBP	Newgate Funding PLC, Series 2007-1X, Class A3, 0.960% (3-Month GBP-LIBOR + 0.160%) due 12/1/50(a)	838,539
102,785		Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, 2.455% (1-Month USD-LIBOR + 0.140%) due 3/25/37(a)	91,836
		Puma Finance Pty Ltd.:
143,920	AUD	Series 2014-1, Class A, 2.779% (1-Month Australian Bank Bill + 0.900%) due 5/13/45(a)	105,396
142,380	AUD	Series 2014-2, Class A, 2.655% (1-Month Australian Bank Bill + 0.790%) due 10/18/45(a)	103,988
234,202		RAAC Trust, Series 2007-SP3, Class A1, 3.515% (1-Month USD-LIBOR + 1.200%) due 9/25/47(a)	235,775
63,301		RALI Trust, Series 2007-QO2, Class A1, 2.465% (1-Month USD-LIBOR + 0.150%) due 2/25/47(a)	38,521
96,398	CAD	Real Estate Asset Liquidity Trust, Series 2018-1A, Class A1, 3.072% due 8/12/53(b)	72,216
		Residential Asset Securitization Trust:
19,194		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	13,796
48,517		Series 2006-R1, Class A2, 2.715% (1-Month USD-LIBOR + 0.400%) due 1/25/46(a)	24,421
281,618	GBP	Residential Mortgage Securities 28 PLC, Series 28, Class A, 1.947% (3-Month GBP-LIBOR + 1.150%) due 6/15/46(a)	359,881
281,895	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 0.957% (3-Month GBP-LIBOR + 0.160%) due 12/15/43(a)	337,618
		RMAC Securities No 1 PLC:
269,268	GBP	Series 2006-NS1X, Class A2A, 0.951% (3-Month GBP-LIBOR + 0.150%) due 6/12/44(a)	323,134
506,702	GBP	Series 2006-NS3X, Class A2A, 0.951% (3-Month GBP-LIBOR + 0.150%) due 6/12/44(a)	613,281
		Soundview Home Loan Trust:
334,222		Series 2006-3, Class A3, 2.475% (1-Month USD-LIBOR + 0.160%) due 11/25/36(a)	326,386
1,300,000		Series 2006-3, Class A4, 2.565% (1-Month USD-LIBOR + 0.250%) due 11/25/36(a)	1,196,710
		Structured Adjustable Rate Mortgage Loan Trust:
7,695		Series 2004-1, Class 4A1, 4.221% due 2/25/34(a)	7,640
26,716		Series 2004-4, Class 3A2, 4.378% due 4/25/34(a)	27,025
43,601		Series 2004-19, Class 2A1, 3.453% (1-Year Treasury Average Rate + 1.400%) due 1/25/35(a)	41,327
		Structured Asset Mortgage Investments II Trust:
53,526		Series 2005-AR2, Class 2A1, 2.775% (1-Month USD-LIBOR + 0.460%) due 5/25/45(a)	52,286
68,247		Series 2005-AR8, Class A1A, 2.595% (1-Month USD-LIBOR + 0.280%) due 2/25/36(a)	64,649
46,800		Series 2006-AR5, Class 1A1, 2.525% (1-Month USD-LIBOR + 0.210%) due 5/25/36(a)	42,941
246,485		Series 2007-AR4, Class A3, 2.535% (1-Month USD-LIBOR + 0.220%) due 9/25/47(a)	233,235
104,855		Series 2007-AR6, Class A1, 3.553% (1-Year Treasury Average Rate + 1.500%) due 8/25/47(a)	98,986
73,289		Structured Asset Securities Corp., Series 2006-RF1, Class 1A, 2.595% (1-Month USD-LIBOR + 0.280%) due 1/25/36(a)(b)	68,146
19,423		Structured Asset Securities Corp. Trust, Series 2005-10, Class 4A1, 5.500% due 12/25/34	19,490
839,052		Symphony CLO XII Ltd., Series 2013-12A, Class AR, 3.466% (3-Month USD-LIBOR + 1.030%) due 10/15/25(a)(b)	839,275
400,000	EUR	Toro European CLO 2 DAC, Series 2A, Class AR, 0.900% (3-Month USD-LIBOR + 0.900%) due 10/15/30(a)(b)	453,633
400,000		Tralee CLO V Ltd., Series 2018-5A, Class A1, 3.869% (3-Month USD-LIBOR + 1.110%) due 10/20/28(a)(b)	399,738
400,000		Venture XVI CLO Ltd., Series 2014-16A, Class ARR, 3.286% (3-Month USD-LIBOR + 0.850%) due 1/15/28(a)(b)	398,007
100,000		Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 3.316% (3-Month USD-LIBOR + 0.880%) due 4/15/27(a)(b)	99,450
		WaMu Mortgage Pass-Through Certificates Trust:
12,329		Series 2002-AR9, Class 1A, 3.453% (1-Year Treasury Average Rate + 1.400%) due 8/25/42(a)	12,217
3,476		Series 2003-AR5, Class A7, 4.079% due 6/25/33(a)	3,513
246,193		Series 2003-AR9, Class 2A, 4.404% due 9/25/33(a)	250,221
351,339		Series 2004-AR1, Class A, 3.757% due 3/25/34(a)	359,029
45,517		Series 2005-AR13, Class A1A1, 2.605% (1-Month USD-LIBOR + 0.290%) due 10/25/45(a)	45,155
49,761		Series 2006-AR10, Class 2A1, 3.992% due 9/25/36(a)	49,469

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 15.7% - (continued)
$ 80,960		Series 2006-AR13, Class 2A, 2.518% (11th District Cost of Funds Index + 1.500%) due 10/25/46(a)	$77,527
24,223		Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class 3A, 2.993% (1-Year Treasury Average Rate + 0.940%) due 7/25/46(a)	17,644
112,744		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 4.170% due 12/25/32(a)	112,962
143,894		Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1, 4.290% due 3/25/36(a)	146,531

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $22,934,014)	22,276,212

MORTGAGE-BACKED SECURITIES - 12.7%
CMHC - 0.4%
		Canadian Mortgage and Housing Corp. (CMHC):
691,009	CAD	2.381% due 6/1/20 - 8/1/20(c)	521,632

FNMA - 12.3%
		Federal National Mortgage Association (FNMA):
86,910		3.000% due 1/1/22	86,454
46,491		4.257% (1-Year CMT Index + 2.360%) due 11/1/34(a)	49,264
93,245		6.500% due 8/1/37	101,572
11,500,000		3.500% due 12/1/48(h)	11,275,955
5,900,000		4.000% due 1/1/49(h)	5,926,799

		TOTAL FNMA	17,440,044

GNMA - 0.0%
3,053		Government National Mortgage Association II (GNMA), 6.000% due 9/20/38	3,145

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $17,850,804)	17,964,821

U.S. GOVERNMENT OBLIGATIONS - 7.7%
		U.S. Treasury Inflation Indexed Bonds:
1,701,000		2.375% due 1/15/25(f)	1,838,595
235,182		2.500% due 1/15/29	266,887
153,575		3.875% due 4/15/29	195,085
216,656		1.375% due 2/15/44	221,892
511,905		1.000% due 2/15/48	479,261
		U.S. Treasury Inflation Indexed Notes:
207,626		0.125% due 4/15/22	200,714
3,304,352		0.250% due 1/15/25(f)	3,155,776
1,842,336		0.500% due 1/15/28(f)	1,751,167
2,800,000		U.S. Treasury Notes, 2.875% due 4/30/25(f)(i)	2,793,766

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $11,216,736)	10,903,143

ASSET-BACKED SECURITY - 0.1%
Student Loans - 0.1%
96,294		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 3.440% (3-Month USD-LIBOR + 0.950%) due 4/25/38(a)
		(Cost - $96,294)	96,470

SENIOR LOAN - 0.1%
198,500		CenturyLink Inc., 5.095% (1-Month USD-LIBOR + 2.750%) due 1/31/25
		(Cost - $197,689)	193,166

MUNICIPAL BOND - 0.0%
United States - 0.0%
700,000		Tobacco Settlement Finance Authority, Revenue Bonds, Series B, zero coupon, due 6/1/47
		(Cost - $44,498)	38,227

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $153,484,305)	151,145,410

SHORT-TERM INVESTMENTS - 12.3%
SOVEREIGN BONDS - 9.8%
France - 4.2%
		France Treasury Discount Bills:
1,200,000	EUR	(0.638%) due 1/4/19(j)	1,362,124

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
France - 4.2% - (continued)
3,300,000	EUR	(0.617)% due 1/16/19(j)	$3,745,113
800,000	EUR	(0.586)% due 2/13/19(j)	907,947

		Total France	6,015,184

Japan - 5.1%
		Japan Treasury Discount Bills:
30,000,000	JPY	(0.182)% due 2/12/19(j)	264,550
800,000,000	JPY	(0.156)% due 3/11/19(j)	7,053,956

		Total Japan	7,318,506

Netherlands - 0.5%
600,000	EUR	Dutch Treasury Certificate, (0.630)% due 1/31/19(j)	681,359
		TOTAL SOVEREIGN BONDS (Cost - $14,352,390)	14,015,049

TIME DEPOSITS - 1.2%
$ 1,026,927		Banco Santander SA - Frankfurt, 1.540% due 12/3/18	1,026,927
		BBH - Grand Cayman:
1,379	SEK	(0.920)% due 12/3/18	151
1,594	DKK	(0.800)% due 12/3/18	242
31,845	NOK	0.300% due 12/3/18	3,705
11,375	GBP	0.360% due 12/3/18	14,500
8,848	NZD	0.700% due 12/3/18	6,083
67,010	AUD	0.750% due 12/3/18	48,984
405	SGD	0.820% due 12/3/18	295
21,998	CAD	0.830% due 12/3/18	16,555
499,415	ZAR	5.250% due 12/3/18	36,037
307,053	EUR	BNP Paribas - Paris, (0.570)% due 12/3/18	347,645
19,104,956	JPY	Sumitomo - Tokyo, (0.270)% due 12/3/18	168,326

		TOTAL TIME DEPOSITS (Cost - $1,669,450)	1,669,450

U.S. GOVERNMENT AGENCY - 1.3%
1,800,000		Federal Home Loan Bank (FHLB), Discount Notes, 2.151% due 12/7/18(j) (Cost - $1,799,570)	1,799,570

		TOTAL SHORT-TERM INVESTMENTS (Cost - $17,821,410)	17,484,069

		TOTAL INVESTMENTS IN SECURITIES (Cost - $171,305,715)	168,629,479

		TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $17,636)	18,478

		TOTAL INVESTMENTS - 118.8% (Cost - $171,323,351)	168,647,957

		Liabilities in Excess of Other Assets - (18.8)%	(26,699,139)

		TOTAL NET ASSETS - 100.0%	$141,948,818

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2018.
(b)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2018, amounts to approximately $35,230,894 and represents 24.8% of net assets.

(c)	Illiquid security.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Security is currently in default.
(f)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(g)	Interest only security.
(h)	This security is traded on a TBA basis (see Note 1).
(i)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.
(j)	Rate shown represents yield-to-maturity.

At November 30, 2018, for International Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
International Fixed Income Fund	$171,323,351	$10,589,449	$(11,897,056)	$(1,307,607)

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit

Summary of Investments by Security Type^
Corporate Bonds & Notes	30.5%
Sovereign Bonds	28.6
Collateralized Mortgage Obligations	13.2
Mortgage-Backed Securities	10.6
U.S. Government Agencies & Obligations	6.5
Senior Loan	0.1
Asset-Backed Security	0.1
Municipal Bond	0.0 *
Short-Term Investments	10.4

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2018, International Fixed Income Fund held the following Options Contracts Purchased:

Currency Options

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
100,000	100,000	EUR	OTC Euro versus U.S. Dollar, Call(a)	BCLY	9/22/21		$1.31	$3,781
100,000	$113,220		OTC Euro versus U.S. Dollar, Put(a)	BCLY	9/22/21		$1.31	10,130
800,000	800,000		OTC U.S. Dollar versus Chinese Offshore Renminbi, Call(a)	GSC	2/11/19	CNH	7.11	4,567

			Total Currency Options					$18,478

			TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $17,636)					$18,478

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Illiquid security.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2018, International Fixed Income Fund held the following Options Contracts Written:

Credit Default Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate		Value
300,000	$22,352,700		OTC Markit CSX North America Investment Grade Series 31 5-Year Index, Put	BNP	12/19/18		0.900%	$76
200,000	14,901,800		OTC Markit CSX North America Investment Grade Series 31 5-Year Index, Put	BOA	12/19/18		0.900%	51
100,000	7,450,900		OTC Markit CSX North America Investment Grade Series 31 5-Year Index, Put	GSC	12/19/18		0.900%	25
600,000	44,705,400		OTC Markit CSX North America Investment Grade Series 31 5-Year Index, Put	GSC	1/16/19		0.900%	604
200,000	14,901,800		OTC Markit CSX North America Investment Grade Series 31 5-Year Index, Put	BOA	1/16/19		0.900%	202
2,000,000	149,018,000		OTC Markit CSX North America Investment Grade Series 31 5-Year Index, Put	BCLY	1/16/19		1.000%	1,126
1,400,000	104,312,600		OTC Markit CSX North America Investment Grade Series 31 5-Year Index, Put	BOA	2/20/19		0.950%	2,174
300,000	22,352,700		OTC Markit CSX North America Investment Grade Series 31 5-Year Index, Put	JPM	2/20/19		0.950%	466
300,000	22,352,700		OTC Markit CSX North America Investment Grade Series 31 5-Year Index, Put	BOA	2/20/19		1.000%	392
300,000	22,352,700		OTC Markit CSX North America Investment Grade Series 31 5-Year Index, Put	BCLY	2/20/19		1.050%	323
400,000	29,803,600		OTC Markit CSX North America Investment Grade Series 31 5-Year Index, Put	BOA	3/20/19		1.000%	767
600,000	44,705,400		OTC Markit CSX North America Investment Grade Series 31 5-Year Index, Put	BCLY	3/20/19		1.100%	863

			Total Credit Default Swaptions					$7,069

Currency Options

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
500,000	$365,500		OTC Australian Dollar versus U.S. Dollar, Call(a)	HSBC	12/12/18		$0.73	$2,865
457,000	582,538		OTC British Pound versus U.S. Dollar, Call(a)	BNP	6/14/19		$1.44	2,062
454,000	454,000	GBP	OTC British Pound versus U.S. Dollar, Put(a)	BNP	6/14/19		$1.32	26,202
1,220,000	1,220,000	EUR	OTC Euro versus British Pound, Put	BNP	12/5/18	GBP	0.88	424
600,000	77,102,818	JPY	OTC Euro versus Japanese Yen, Call(a)	GSC	2/26/19	JPY	135.00	1,300
800,000	800,000		OTC U.S. Dollar versus Chinese Offshore Renminbi, Put(a)	GSC	2/11/19	CNH	6.84	3,830
200,000	1,719,060	NOK	OTC U.S. Dollar versus Norwegian Krone, Call(a)	GSC	12/19/18	NOK	8.35	5,867
700,000	700,000		OTC U.S. Dollar versus Russian Ruble, Put(a)	GSC	12/18/18	RUB	65.00	1,428
500,000	4,551,550	SEK	OTC U.S. Dollar versus Swedish Krona, Call(a)	GSC	12/19/18	SEK	9.04	5,523

			Total Currency Options					$49,501

Options on Futures

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
23	3,039,910	EUR	Euro-Bobl January Futures, Call	CSFB	12/21/18	EUR	132.50	$3,385
23	3,039,910	EUR	Euro-Bobl January Futures, Put	CSFB	12/21/18	EUR	130.75	130
15	$1,789,688		U.S. Treasury 10-Year Note January Futures, Call	CSFB	12/21/18		$119.00	10,313
15	1,789,688		U.S. Treasury 10-Year Note January Futures, Put	CSFB	12/21/18		$117.00	234

			Total Options on Futures					$14,062

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $81,597)					$70,632

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Illiquid security.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2018, International Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amounts†		Security	Value
		Crédit Agricole Corporate and Investment Bank S.A.:
4,936,567	GBP	0.830% due 1/15/19	$6,292,642
		Crédit Agricole Securities (USA) Inc.:
$2,045,525		2.570% due 1/22/19	2,045,525
		Merrill Lynch & Pierce, Fenner & Smith Inc.:
911,250		2.550% due 1/16/19	911,250
		NatWest Markets Securities Inc.:
2,768,350		2.540% due 2/13/19	2,768,350

		TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $12,134,270)	$12,017,767

†	Amount denominated in U.S. dollars, unless otherwise noted.

For the period ended November 30, 2018, the average borrowing and interest rate under the reverse repurchase agreements were $14,026,643 and 1.532%, respectively.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2018, International Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Eurodollar March Futures	451	3/19	$109,697,450	$109,542,262	$(155,188)
90-Day Sterling September Futures	251	9/19	39,535,872	39,561,780	25,908
Australian Government 3-Year Bond December Futures	44	12/18	3,578,535	3,581,750	3,215
Australian Government 10-Year Bond December Futures	22	12/18	2,088,201	2,087,789	(412)
Canada Government 10-Year Bond March Futures	3	3/19	299,232	300,925	1,693
Euro-Bobl December Futures	28	12/18	4,163,054	4,183,660	20,606
Euro-BTP December Futures	24	12/18	3,325,747	3,384,644	58,897
Euro-Buxl 30-Year Bond March Futures	12	3/19	2,398,543	2,405,880	7,337
Euro-Schatz Note March Futures	80	3/19	10,135,686	10,135,454	(232)
Japan Government 10-Year Bond December Futures	5	12/18	6,616,960	6,659,471	42,511
U.S. Treasury 5-Year Note March Futures	46	3/19	5,186,799	5,196,203	9,404
U.S. Treasury Ultra Long Bond March Futures	9	3/19	1,372,008	1,371,657	(351)

					13,388

Contracts to Sell:
90-Day Eurodollar December Futures	368	12/20	89,127,046	89,240,000	(112,954)
90-Day Eurodollar March Futures	83	3/21	20,109,863	20,131,650	(21,787)
90-Day Sterling September Futures	251	9/20	39,434,406	39,485,792	(51,386)
Euro-Bund March Futures	1	3/19	183,201	183,892	(691)
Euro-OAT March Futures	82	3/19	13,910,662	14,021,685	(111,023)
U.S. Treasury 2-Year Note March Futures	12	3/19	2,530,313	2,531,813	(1,500)
U.S. Treasury 10-Year Note March Futures	5	3/19	595,631	597,266	(1,635)
United Kingdom Treasury 10-Year Gilt March Futures	21	3/19	3,277,266	3,282,913	(5,647)

					(306,623)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(293,235)

At November 30, 2018, International Fixed Income Fund had deposited cash of $503,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2018, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Argentine Peso	2,323,534	USD	57,075	BOA	$57,980	1/16/19	$905
Australian Dollar	354,000	USD	256,926	BCLY	258,774	12/4/18	1,848
Australian Dollar	213,000	USD	154,190	BNP	155,703	12/4/18	1,513
Australian Dollar	206,000	USD	150,516	HSBC	150,586	12/4/18	70
Australian Dollar	3,317,000	USD	2,433,680	JPM	2,424,727	12/4/18	(8,953)
Australian Dollar	489,000	USD	356,572	SCB	357,459	12/4/18	887
Australian Dollar	588,000	USD	425,968	BCLY	429,835	12/5/18	3,867
Australian Dollar	404,000	USD	294,705	BNP	295,330	12/5/18	625
Australian Dollar	500,000	USD	397,350	HSBC	365,513	12/6/18	(31,837)
Australian Dollar	270,000	USD	214,650	HSBC	197,595	2/7/19	(17,055)
Brazilian Real	714,199	USD	184,868	BCLY	184,696	12/4/18	(172)
Brazilian Real	377,740	USD	101,000	BNP	97,685	12/4/18	(3,315)
Brazilian Real	941,367	USD	254,754	BNP	243,442	12/4/18	(11,312)
Brazilian Real	715,859	USD	191,314	DUB	185,125	12/4/18	(6,189)
Brazilian Real	2,312,901	USD	598,685	DUB	598,128	12/4/18	(557)
Brazilian Real	3,248,040	USD	837,663	HSBC	839,959	12/4/18	2,296
Brazilian Real	1,048,755	USD	271,466	JPM	271,213	12/4/18	(253)
Brazilian Real	189,812	USD	49,132	SCB	49,086	12/4/18	(46)
British Pound	111,000	USD	145,568	BCLY	141,492	12/4/18	(4,076)
British Pound	6,276,189	USD	8,008,282	GSC	8,000,262	12/4/18	(8,020)
British Pound	1,302,000	USD	1,704,317	HSBC	1,659,660	12/4/18	(44,657)
British Pound	111,819	USD	145,276	BCLY	142,541	12/5/18	(2,735)
British Pound	111,000	USD	142,852	BNP	141,498	12/5/18	(1,354)
Canadian Dollar	8,135,000	USD	6,102,776	BOA	6,122,065	12/4/18	19,289
Canadian Dollar	375,000	USD	284,488	BNP	282,215	12/5/18	(2,273)
Canadian Dollar	186,000	USD	140,159	GSC	139,978	12/5/18	(181)
Chilean Peso	237,481,769	USD	346,562	HSBC	353,609	12/17/18	7,047
Chinese Offshore Renminbi	14,663,831	USD	2,137,980	BOA	2,099,143	7/12/19	(38,837)
Colombian Peso	1,049,180,000	USD	339,628	BCLY	324,169	12/17/18	(15,459)
Colombian Peso	1,106,410,000	USD	354,789	GSC	341,852	12/17/18	(12,937)
Danish Krone	835,000	USD	130,973	GSC	127,080	1/2/19	(3,893)
Euro	562,000	USD	638,925	BCLY	636,296	12/4/18	(2,629)
Euro	532,000	USD	602,421	BCLY	602,331	12/4/18	(90)
Euro	11,464,801	USD	13,041,211	BOA	12,980,450	12/4/18	(60,761)
Euro	1,165,000	USD	1,340,784	GSC	1,319,013	12/4/18	(21,771)
Euro	1,130,000	USD	1,281,155	GSC	1,279,386	12/4/18	(1,769)
Euro	147,000	USD	165,989	HSBC	166,433	12/4/18	444
Euro	567,000	USD	639,578	JPM	641,957	12/4/18	2,379
Euro	1,038,000	USD	1,184,350	JPM	1,175,224	12/4/18	(9,126)
Euro	394,000	USD	450,504	RBS	446,087	12/4/18	(4,417)
Euro	9,412,743	USD	10,696,453	UBS	10,657,110	12/4/18	(39,343)
Euro	387,000	USD	442,397	UBS	438,162	12/4/18	(4,235)
Euro	614,000	USD	696,858	BNP	695,223	12/5/18	(1,635)
Euro	127,000	USD	143,827	BNP	143,800	12/5/18	(27)
Euro	3,308,434	USD	3,769,497	RBS	3,746,089	12/5/18	(23,408)
Euro	125,000	USD	140,791	UBS	141,535	12/5/18	744
Euro	200,600	USD	252,796	SOG	227,319	12/14/18	(25,477)
Euro	10,257,601	USD	11,681,223	BOA	11,630,725	12/19/18	(50,498)
Euro	16,561,399	USD	18,841,572	UBS	18,778,373	12/19/18	(63,199)
Euro	350,000	USD	440,206	DUB	398,272	1/24/19	(41,934)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Euro	290,000	USD	350,117	HSBC	333,606	5/28/19	(16,511)
Euro	2,219,000	USD	2,598,236	GSC	2,557,846	6/19/19	(40,390)
Indian Rupee	95,225,678	USD	1,339,565	BNP	1,364,813	12/19/18	25,248
Indian Rupee	3,592,589	USD	50,807	SOG	51,490	12/19/18	683
Indonesian Rupiah	960,755,800	USD	63,719	BNP	67,035	12/19/18	3,316
Indonesian Rupiah	5,332,733,920	USD	358,744	SCB	372,084	12/19/18	13,340
Japanese Yen	79,300,000	USD	697,324	BCLY	698,678	12/4/18	1,354
Japanese Yen	1,220,800,000	USD	10,734,742	UBS	10,755,947	12/4/18	21,205
Japanese Yen	800,000,000	USD	7,062,747	BOA	7,048,943	12/5/18	(13,804)
Japanese Yen	64,280,000	USD	569,063	GSC	566,383	12/5/18	(2,680)
Japanese Yen	32,178,000	USD	283,229	UBS	283,526	12/5/18	297
Korean Won	2,005,602,563	USD	1,777,544	GSC	1,791,084	12/19/18	13,540
Korean Won	367,217,500	USD	325,000	HSBC	327,940	12/19/18	2,940
Mexican Peso	30,541,479	USD	1,584,833	HSBC	1,488,103	1/25/19	(96,730)
Mexican Peso	2,874,769	USD	134,000	DUB	139,049	3/14/19	5,049
Mexican Peso	1,181,700	USD	60,000	HSBC	57,157	3/14/19	(2,843)
New Taiwan Dollar	11,186,381	USD	362,606	BNP	363,116	12/19/18	510
New Taiwan Dollar	10,422,555	USD	339,000	GSC	338,321	12/19/18	(679)
New Zealand Dollar	3,843,000	USD	2,634,922	SCB	2,642,063	12/4/18	7,141
New Zealand Dollar	419,000	USD	286,459	BNP	288,067	12/5/18	1,608
New Zealand Dollar	219,000	USD	145,532	HSBC	150,565	12/5/18	5,033
Norwegian Krone	30,000	USD	3,540	BNP	3,491	12/5/18	(49)
Norwegian Krone	2,392,000	USD	286,418	SCB	278,302	12/5/18	(8,116)
Norwegian Krone	3,581,000	USD	429,311	UBS	416,639	12/5/18	(12,672)
Russian Ruble	28,020,085	USD	410,700	SOG	417,654	12/14/18	6,954
Russian Ruble	15,299,600	USD	230,000	GSC	227,888	12/19/18	(2,112)
Russian Ruble	4,925,040	USD	72,601	BOA	73,007	1/30/19	406
Russian Ruble	61,013,164	USD	920,958	SOG	904,437	1/30/19	(16,521)
Russian Ruble	28,020,085	USD	422,543	SCB	414,650	2/15/19	(7,893)
Swedish Krona	62,165,000	USD	6,841,103	BOA	6,828,992	12/4/18	(12,111)
Swedish Krona	2,609,000	USD	288,546	JPM	286,628	12/5/18	(1,918)
Swiss Franc	143,000	USD	142,572	BNP	143,155	12/5/18	583
Swiss Franc	431,000	USD	428,254	JPM	431,468	12/5/18	3,214
Swiss Franc	422,000	USD	422,875	SCB	422,458	12/5/18	(417)

							(645,541)

Contracts to Sell:
Australian Dollar	150,000	USD	108,132	HSBC	109,650	12/4/18	(1,518)
Australian Dollar	4,345,000	USD	3,082,528	HSBC	3,176,195	12/4/18	(93,667)
Australian Dollar	84,000	USD	60,950	JPM	61,404	12/4/18	(454)
Australian Dollar	8,000	USD	5,788	HSBC	5,848	12/5/18	(60)
Australian Dollar	192,000	USD	138,263	JPM	140,355	12/5/18	(2,092)
Australian Dollar	202,000	USD	145,411	JPM	147,664	12/5/18	(2,253)
Australian Dollar	591,000	USD	425,557	JPM	432,029	12/5/18	(6,472)
Australian Dollar	3,317,000	USD	2,435,207	JPM	2,426,362	1/11/19	8,845
Brazilian Real	714,199	USD	193,006	BCLY	184,696	12/4/18	8,310
Brazilian Real	1,319,107	USD	341,446	BNP	341,128	12/4/18	318
Brazilian Real	3,028,760	USD	812,000	DUB	783,253	12/4/18	28,747
Brazilian Real	301,480	USD	80,000	HSBC	77,964	12/4/18	2,036
Brazilian Real	2,946,560	USD	762,705	HSBC	761,995	12/4/18	710
Brazilian Real	1,048,755	USD	278,000	JPM	271,213	12/4/18	6,787
Brazilian Real	189,812	USD	51,000	SCB	49,086	12/4/18	1,914
Brazilian Real	3,248,040	USD	836,175	HSBC	838,658	1/3/19	(2,483)
Brazilian Real	604,619	USD	158,000	DUB	155,347	3/14/19	2,653
Brazilian Real	202,500	USD	60,000	HSBC	52,029	3/14/19	7,971
British Pound	37,000	USD	47,976	BNP	47,164	12/4/18	812
British Pound	964,000	USD	1,235,432	HSBC	1,228,812	12/4/18	6,620
British Pound	268,000	USD	345,069	HSBC	341,619	12/4/18	3,450
British Pound	206,000	USD	266,630	HSBC	262,589	12/4/18	4,041
British Pound	952,000	USD	1,226,141	HSBC	1,213,514	12/4/18	12,627
British Pound	5,262,189	USD	6,766,773	SOG	6,707,715	12/4/18	59,058
British Pound	223,000	USD	286,872	BCLY	284,270	12/5/18	2,602
British Pound	331,000	USD	424,650	JPM	421,943	12/5/18	2,707

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
British Pound	6,276,189	USD	8,025,796	GSC	8,019,541	1/11/19	6,255
British Pound	151,000	USD	202,370	BNP	194,462	6/18/19	7,908
Canadian Dollar	55,000	USD	41,382	BNP	41,391	12/4/18	(9)
Canadian Dollar	8,135,000	USD	6,199,101	HSBC	6,122,065	12/4/18	77,036
Canadian Dollar	187,002	USD	143,050	HSBC	140,732	12/5/18	2,318
Canadian Dollar	748,000	USD	565,057	SCB	562,925	12/5/18	2,132
Canadian Dollar	1,000	USD	757	SCB	753	12/5/18	4
Canadian Dollar	8,135,000	USD	6,109,375	BOA	6,128,785	1/11/19	(19,410)
Chilean Peso	37,372,500	USD	55,000	BNP	55,648	12/17/18	(648)
Chilean Peso	82,449,400	USD	121,000	HSBC	122,767	12/17/18	(1,767)
Chilean Peso	115,057,350	USD	171,000	HSBC	171,320	12/17/18	(320)
Chinese Offshore Renminbi	2,722,356	USD	392,865	BNP	390,292	4/15/19	2,573
Chinese Offshore Renminbi	2,804,680	USD	403,696	SCB	402,094	4/15/19	1,602
Chinese Offshore Renminbi	1,369,505	USD	200,358	BOA	196,046	7/12/19	4,312
Chinese Offshore Renminbi	3,367,520	USD	499,032	HSBC	482,064	7/12/19	16,968
Chinese Offshore Renminbi	7,725,305	USD	1,126,483	HSBC	1,105,886	7/12/19	20,597
Chinese Offshore Renminbi	1,677,501	USD	248,812	HSBC	240,136	7/12/19	8,676
Chinese Offshore Renminbi	524,000	USD	77,005	JPM	75,011	7/12/19	1,994
Colombian Peso	556,324,000	USD	184,000	GSC	171,890	12/17/18	12,110
Colombian Peso	508,872,000	USD	168,000	JPM	157,228	12/17/18	10,772
Danish Krone	27,731,024	USD	4,407,557	BOA	4,220,452	1/2/19	187,105
Euro	1,206,000	USD	1,379,759	BCLY	1,365,434	12/4/18	14,325
Euro	1,534,000	USD	1,755,138	BCLY	1,736,795	12/4/18	18,343
Euro	523,000	USD	598,759	BCLY	592,141	12/4/18	6,618
Euro	23,536,544	USD	26,858,891	SCB	26,648,079	12/4/18	210,812
Euro	739,000	USD	847,365	BCLY	836,758	12/5/18	10,607
Euro	3,308,434	USD	3,735,898	BCLY	3,746,090	12/5/18	(10,192)
Euro	249,000	USD	284,464	BNP	281,939	12/5/18	2,525
Euro	377,609	USD	431,007	SCB	427,560	12/5/18	3,447
Euro	240,000	USD	298,512	HSBC	271,967	12/14/18	26,545
Euro	200,600	USD	252,742	SCB	227,319	12/14/18	25,423
Euro	2,219,000	USD	2,554,213	GSC	2,516,044	12/19/18	38,169
Euro	1,200,000	USD	1,364,172	SCB	1,363,161	1/4/19	1,011
Euro	11,464,801	USD	13,088,876	BOA	13,031,456	1/11/19	57,420
Euro	10,257,601	USD	11,710,231	BOA	11,659,293	1/11/19	50,938
Euro	16,561,399	USD	18,889,600	UBS	18,824,499	1/11/19	65,101
Euro	9,412,743	USD	10,735,986	UBS	10,698,985	1/11/19	37,001
Euro	3,308,434	USD	3,784,494	RBS	3,762,140	1/16/19	22,354
Euro	365,000	USD	438,745	HSBC	415,340	1/24/19	23,405
Euro	600,000	USD	683,664	BCLY	683,161	1/31/19	503
Euro	464,000	USD	586,821	DUB	528,611	2/7/19	58,210
Euro	800,000	USD	912,506	RBS	911,830	2/13/19	676
Euro	114,000	SEK	1,169,287	JPM	130,723	4/23/19	(654)
Euro	350,000	USD	408,503	HSBC	402,628	5/28/19	5,875
Indian Rupee	14,327,933	USD	197,518	BNP	205,354	12/19/18	(7,836)
Indian Rupee	12,694,644	USD	172,716	BOA	181,945	12/19/18	(9,229)
Indian Rupee	21,275,940	USD	283,000	GSC	304,935	12/19/18	(21,935)
Indian Rupee	10,335,500	USD	140,000	GSC	148,133	12/19/18	(8,133)
Indian Rupee	8,201,349	USD	110,000	GSC	117,545	12/19/18	(7,545)
Indian Rupee	4,689,165	USD	65,000	GSC	67,207	12/19/18	(2,207)
Indian Rupee	3,173,940	USD	44,000	GSC	45,490	12/19/18	(1,490)
Indian Rupee	24,119,796	USD	322,000	SCB	345,695	12/19/18	(23,695)
Indian Rupee	3,592,589	USD	50,281	SOG	50,973	3/20/19	(692)
Indonesian Rupiah	515,508,000	USD	34,000	BOA	35,969	12/19/18	(1,969)
Indonesian Rupiah	939,771,000	USD	62,319	HSBC	65,571	12/19/18	(3,252)
Indonesian Rupiah	948,944,160	USD	60,884	HSBC	66,211	12/19/18	(5,327)
Indonesian Rupiah	1,138,050,000	USD	75,000	HSBC	79,406	12/19/18	(4,406)
Indonesian Rupiah	1,572,480,000	USD	104,000	JPM	109,718	12/19/18	(5,718)
Indonesian Rupiah	938,627,940	USD	60,203	UBS	65,491	12/19/18	(5,288)
Japanese Yen	1,289,300,000	USD	11,515,514	BOA	11,359,471	12/4/18	156,043
Japanese Yen	10,800,000	USD	96,004	SCB	95,154	12/4/18	850
Japanese Yen	15,989,000	USD	142,232	BNP	140,882	12/5/18	1,350
Japanese Yen	800,000,000	USD	7,035,383	BOA	7,048,944	12/5/18	(13,561)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Japanese Yen	96,433,324	USD	857,076	JPM	849,692	12/5/18	7,384
Japanese Yen	1,220,800,000	USD	10,776,960	UBS	10,798,590	1/11/19	(21,630)
Japanese Yen	30,000,000	USD	267,240	RBS	266,043	2/12/19	1,197
Japanese Yen	800,000,000	USD	7,122,076	BOA	7,109,312	3/11/19	12,764
Korean Won	1,632,475,063	USD	1,461,351	BNP	1,457,866	12/19/18	3,485
Korean Won	342,249,600	USD	308,000	BNP	305,643	12/19/18	2,357
Korean Won	85,055,400	USD	76,000	GSC	75,958	12/19/18	42
Korean Won	313,040,000	USD	280,000	HSBC	279,557	12/19/18	443
Korean Won	1,119,400	USD	1,000	BNP	1,000	1/4/19	–
Korean Won	106,400,000	USD	95,000	HSBC	95,086	1/4/19	(86)
Korean Won	234,979,500	USD	210,000	JPM	209,992	1/4/19	8
Korean Won	2,005,602,563	USD	1,784,741	GSC	1,798,071	3/20/19	(13,330)
Mexican Peso	7,136,000	USD	354,975	HSBC	347,694	1/25/19	7,281
New Taiwan Dollar	10,431,507	USD	342,151	BNP	338,611	12/19/18	3,540
New Taiwan Dollar	11,177,429	USD	362,092	SCB	362,824	12/19/18	(732)
New Taiwan Dollar	11,186,381	USD	365,711	BNP	365,909	3/20/19	(198)
New Zealand Dollar	3,843,000	USD	2,517,958	SCB	2,642,063	12/4/18	(124,105)
New Zealand Dollar	430,000	USD	289,659	GSC	295,630	12/5/18	(5,971)
New Zealand Dollar	207,000	USD	140,480	HSBC	142,315	12/5/18	(1,835)
New Zealand Dollar	3,843,000	USD	2,636,569	SCB	2,643,717	1/11/19	(7,148)
Norwegian Krone	2,338,000	USD	272,495	JPM	272,019	12/5/18	476
Norwegian Krone	1,220,000	USD	144,011	JPM	141,944	12/5/18	2,067
Polish Zloty	2,892,133	USD	787,457	HSBC	763,427	1/15/19	24,030
Romanian New Leu	1,852,000	USD	451,697	BCLY	450,219	2/22/19	1,478
Romanian New Leu	940,661	EUR	201,000	JPM	228,795	12/14/18	(1,022)
Romanian New Leu	79,565	EUR	17,000	GSC	19,352	12/14/18	(88)
Romanian New Leu	84,241	EUR	18,000	SOG	20,490	12/14/18	(92)
Romanian New Leu	13,000	EUR	2,779	BNP	3,162	12/14/18	(13)
Russian Ruble	28,020,085	USD	425,562	SCB	417,653	12/14/18	7,909
Russian Ruble	11,835,220	USD	178,000	BNP	176,286	12/19/18	1,714
Russian Ruble	3,459,040	USD	52,000	SCB	51,522	12/19/18	478
Swedish Krona	62,165,000	USD	6,844,180	JPM	6,828,993	12/4/18	15,187
Swedish Krona	2,611,000	USD	288,340	BCLY	286,847	12/5/18	1,493
Swedish Krona	1,272,000	USD	141,433	BNP	139,744	12/5/18	1,689
Swedish Krona	2,576,000	USD	283,666	JPM	283,002	12/5/18	664
Swedish Krona	62,165,000	USD	6,869,275	BOA	6,856,810	1/11/19	12,465
Swedish Krona	607,632	EUR	59,000	DUB	67,592	4/23/19	63
Swedish Krona	820,850	EUR	79,000	RBS	91,310	4/23/19	(721)
Swiss Franc	428,000	USD	431,148	GSC	428,465	12/5/18	2,683
Swiss Franc	286,000	USD	285,759	JPM	286,310	12/5/18	(551)

							1,029,214

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$383,673

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2018, International Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Payment Paid	Unrealized Appreciation/ (Depreciation)
Receive	3-Month KRW Certificate of Deposit Rate	1.993%	7/10/27	JPM	KRW 980,600,000	$453	$—	$453
Receive	3-Month KRW Certificate of Deposit Rate	2.025%	7/10/27	SOG	KRW 3,500,900,000	(6,960)	—	(6,960)

						$(6,507)	$—	$(6,507)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2018, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	BRL-CDI-Compounded	0.000%	1/4/21	PAM*	BRL	200,000	$1,387	$(1,516)	$2,903
Receive	U.S. Federal Funds Effective Rate Index	2.673%	4/30/25	12-Month	USD	200,000	(785)	20	(805)
Receive	U.S. Federal Funds Effective Rate Index	2.683%	4/30/25	12-Month	USD	1,000,000	(4,574)	372	(4,946)
Receive	U.S. Federal Funds Effective Rate Index	2.684%	4/30/25	12-Month	USD	1,000,000	(4,506)	(32)	(4,474)
Receive	U.S. Federal Funds Effective Rate Index	2.696%	4/30/25	12-Month	USD	300,000	(1,624)	—	(1,624)
Receive	U.S. Federal Funds Effective Rate Index	2.710%	4/30/25	12-Month	USD	300,000	(1,895)	—	(1,895)
Pay	28-Day MXN TIIE Banxico	5.825%	1/12/23	28-Day	MXN	6,800,000	(35,877)	2,273	(38,150)
Pay	28-Day MXN TIIE Banxico	7.317%	3/23/22	28-Day	MXN	2,100,000	(4,579)	—	(4,579)
Pay	28-Day MXN TIIE Banxico	7.740%	2/22/27	28-Day	MXN	15,800,000	(65,045)	(2,879)	(62,166)
Receive	3-Month Canadian Bank Bill	1.850%	9/15/27	6-Month	CAD	2,000,000	103,735	35,305	68,430
Pay	3-Month Canadian Bank Bill	2.300%	7/16/20	6-Month	CAD	8,800,000	(12,009)	(13,489)	1,480
Pay	3-Month GBP-LIBOR	1.250%	9/18/20	3-Month	GBP	13,100,000	15,797	(919)	16,716
Pay	3-Month GBP-LIBOR	1.500%	12/18/20	PAM*	GBP	10,700,000	40,392	30,300	10,092
Receive	3-Month GBP-LIBOR	1.500%	9/16/21	PAM*	GBP	13,100,000	(31,347)	(7,565)	(23,782)
Receive	3-Month GBP-LIBOR	1.500%	12/16/21	PAM*	GBP	10,700,000	(21,947)	(4,671)	(17,276)
Receive	3-Month USD-LIBOR	1.750%	6/20/20	6-Month	USD	27,400,000	417,454	513,968	(96,514)
Receive	3-Month USD-LIBOR	1.750%	12/21/26	6-Month	USD	3,100,000	273,161	(89,304)	362,465
Receive	3-Month USD-LIBOR	2.000%	12/20/19	6-Month	USD	8,200,000	41,663	(573)	42,236
Pay	3-Month USD-LIBOR	2.000%	6/20/23	6-Month	USD	100,000	(3,739)	(4,704)	965
Receive	3-Month USD-LIBOR	2.250%	12/16/22	6-Month	USD	2,200,000	49,396	(12,375)	61,771
Receive	3-Month USD-LIBOR	2.250%	6/20/28	6-Month	USD	5,500,000	336,695	323,047	13,648
Receive	3-Month USD-LIBOR	2.500%	6/20/48	6-Month	USD	1,000,000	128,664	111,190	17,474
Pay	3-Month USD-LIBOR	2.750%	12/19/20	6-Month	USD	3,700,000	(17,589)	(11,348)	(6,241)
Receive	3-Month USD-LIBOR	2.750%	12/20/47	6-Month	USD	3,100,000	238,833	(113,222)	352,055
Receive	3-Month USD-LIBOR	2.953%	11/12/49	6-Month	USD	600,000	27,837	—	27,837
Receive	3-Month USD-LIBOR	2.955%	11/12/49	6-Month	USD	600,000	27,544	—	27,544
Receive	3-Month USD-LIBOR	3.000%	12/19/28	6-Month	USD	1,000,000	5,198	6,389	(1,191)
Pay	3-Month USD-LIBOR	3.000%	12/19/28	6-Month	USD	500,000	(3,584)	(3,749)	165
Receive	3-Month USD-LIBOR	3.000%	12/19/48	6-Month	USD	1,800,000	65,262	52,540	12,722
Pay	3-Month USD-LIBOR	3.153%	2/28/23	6-Month	USD	2,900,000	19,636	—	19,636
Pay	3-Month USD-LIBOR	3.155%	2/28/23	6-Month	USD	2,500,000	17,063	—	17,063
Pay	3-Month USD-LIBOR	3.200%	4/1/20	PAM*	USD	115,900,000	77,642	8,740	68,902
Receive	3-Month USD-LIBOR	3.200%	4/1/21	PAM*	USD	115,900,000	(96,568)	(771)	(95,797)
Pay	3-Month ZAR-SAJIBOR	7.250%	6/20/23	3-Month	ZAR	14,000,000	(18,780)	(14,709)	(4,071)
Pay	3-Month ZAR-SAJIBOR	8.500%	3/15/27	3-Month	ZAR	5,200,000	8,343	(349)	8,692
Pay	3-Month ZAR-SAJIBOR	8.750%	3/16/21	3-Month	ZAR	15,700,000	34,568	1,570	32,998
Pay	6-Month EURIBOR	0.000%	3/20/21	12-Month	EUR	6,400,000	13,856	3,673	10,183
Pay	6-Month EURIBOR	0.500%	12/19/23	12-Month	EUR	2,600,000	32,002	(21,244)	53,246
Pay	6-Month EURIBOR	0.500%	3/20/24	12-Month	EUR	15,600,000	134,762	42,877	91,885
Pay	6-Month EURIBOR	1.000%	3/20/29	12-Month	EUR	4,350,000	29,674	(23,184)	52,858
Pay	6-Month EURIBOR	1.250%	12/19/28	6-Month	EUR	11,000,000	445,720	186,165	259,555
Receive	6-Month EURIBOR	1.500%	3/20/49	12-Month	EUR	2,250,000	(15,395)	45,279	(60,674)
Pay	6-Month GBP-LIBOR	1.000%	3/20/21	6-Month	GBP	1,400,000	(7,612)	(9,361)	1,749
Receive	6-Month GBP-LIBOR	1.500%	3/20/24	6-Month	GBP	200,000	(1,432)	(178)	(1,254)
Pay	6-Month GBP-LIBOR	1.500%	12/19/28	6-Month	GBP	800,000	(4,561)	(4,616)	55
Receive	6-Month GBP-LIBOR	1.500%	3/20/29	6-Month	GBP	700,000	5,963	11,272	(5,309)
Pay	6-Month GBP-LIBOR	1.500%	12/19/48	6-Month	GBP	300,000	(26,288)	(20,672)	(5,616)
Receive	6-Month GBP-LIBOR	1.750%	3/20/49	6-Month	GBP	100,000	1,260	(613)	1,873
Pay	6-Month JPY-LIBOR	0.100%	3/20/24	6-Month	JPY	1,120,000,000	4,597	(33,210)	37,807
Receive	6-Month JPY-LIBOR	0.450%	3/20/29	6-Month	JPY	230,000,000	(34,593)	(23,672)	(10,921)
Receive	6-Month JPY-LIBOR	0.500%	9/20/46	6-Month	JPY	10,000,000	7,673	10,359	(2,686)
Receive	6-Month JPY-LIBOR	0.750%	12/20/38	6-Month	JPY	184,205,000	(25,103)	24,040	(49,143)
Pay	6-Month JPY-LIBOR	1.500%	6/19/33	6-Month	JPY	150,000,000	206,594	105,297	101,297
Receive	6-Month JPY-LIBOR	1.500%	12/20/44	6-Month	JPY	60,000,000	(93,173)	(41,481)	(51,692)

							$2,279,766	$1,054,270	$1,225,496

*	PAM - paid at maturity

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Maturity Date	Notional Amount		Market Value	Upfront Payment (Received)	Unrealized Appreciation/ (Depreciation)
1-Month USD-LIBOR + 0.070%	3-Month USD-LIBOR	6/12/22	USD	1,400,000	$2,517	$—	$2,517
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	6/12/22	USD	1,900,000	2,461	—	2,461
1-Month USD-LIBOR + 0.073%	3-Month USD-LIBOR	4/27/23	USD	4,600,000	489	—	489
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	4/26/22	USD	6,700,000	(767)	—	(767)
1-Month USD-LIBOR + 0.073%	3-Month USD-LIBOR	6/19/22	USD	7,400,000	8,746	(555)	9,301

					$13,446	$(555)	$14,001

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2018, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues and Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 11/30/18 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
China Government International Bond, A+	(1.000)%	6/20/23	3-Month	BCLY	0.629%	USD	200,000	$(3,555)	$(3,815)	$260
China Government International Bond, A+	(1.000)%	6/20/23	3-Month	GSC	0.629%	USD	500,000	(8,887)	(9,654)	767
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	BCLY	0.116%	USD	400,000	(12,851)	(14,121)	1,270
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	BNP	0.116%	USD	700,000	(22,489)	(25,057)	2,568
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	BOA	0.116%	USD	200,000	(6,425)	(6,913)	488
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	GSC	0.116%	USD	500,000	(16,063)	(17,653)	1,590
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	HSBC	0.116%	USD	300,000	(9,638)	(10,159)	521
Markit iTraxx Europe Sub Financials Series 27 5-Year Index	(1.000)%	6/20/22	3-Month	BNP	1.514%	EUR	700,000	12,603	36,666	(24,063)
South Korea International Bond, AA	(1.000)%	6/20/23	3-Month	BCLY	0.371%	USD	600,000	(17,320)	(15,056)	(2,264)
South Korea International Bond, AA	(1.000)%	6/20/23	3-Month	BNP	0.371%	USD	400,000	(11,547)	(9,884)	(1,663)
South Korea International Bond, AA	(1.000)%	6/20/23	3-Month	HSBC	0.371%	USD	200,000	(5,773)	(4,989)	(784)
South Korea International Bond, AA	(1.000)%	6/20/23	3-Month	JPM	0.371%	USD	400,000	(11,547)	(9,580)	(1,967)

								$(113,492)	$(90,215)	$(23,277)

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (4)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 11/30/18 (2)	Notional Amount (3)		Market Value	Upfront Premiums (Received)	Unrealized Appreciation/ (Depreciation)
South Africa Government Bond, BB	1.000%	6/20/23	3-Month	JPM	2.195%	USD	100,000	$(4,681)	$(4,998)	$317
South Africa Government Bond, BB	1.000%	12/20/23	3-Month	JPM	2.296%	USD	200,000	(11,183)	(10,920)	(263)

								$(15,864)	$(15,918)	$54

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Centrally Cleared - Credit Default Swaps on Corporate and Sovereign Issues and Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/18 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Basf Se, A	(1.000)%	12/20/20	3-Month	0.160%	EUR	100,000	$(2,218)	$(2,908)	$690
Markit CDX North America High Yield Series 31 5-Year Index	(5.000)%	12/20/23	3-Month	3.925%	USD	400,000	(21,837)	(29,140)	7,303
Markit CDX North America Investment Grade Series 29 5-Year Index	(1.000)%	12/20/22	3-Month	0.605%	USD	4,200,000	(71,510)	(91,553)	20,043
Markit iTraxx Europe Senior Financials Series 28 5-Year Index	(1.000)%	12/20/22	3-Month	0.830%	EUR	300,000	(3,241)	(8,323)	5,082
Markit iTraxx Europe Senior Financials Series 30 5-Year Index	(1.000)%	12/20/23	3-Month	1.043%	EUR	2,100,000	(303)	5,166	(5,469)
Markit iTraxx Europe Series 26 5-Year Index	(1.000)%	12/20/21	3-Month	0.424%	EUR	43,500,000	(967,878)	(1,285,998)	318,120
Markit iTraxx Europe Series 28 5-Year Index	(1.000)%	12/20/22	3-Month	0.608%	EUR	16,500,000	(334,364)	(643,847)	309,483
Markit iTraxx Europe Series 30 5-Year Index	(1.000)%	12/20/23	3-Month	0.808%	EUR	2,600,000	(34,014)	(30,971)	(3,043)
Reynolds American Inc., BBB+	(1.000)%	12/20/20	3-Month	0.216%	USD	500,000	(8,913)	(14,731)	5,818
United Utilities PLC, BBB	(1.000)%	12/20/20	3-Month	0.313%	EUR	200,000	(3,820)	(3,440)	(380)

							$(1,448,098)	$(2,105,745)	$657,647

Centrally Cleared - Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/18 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Daimler AG, A	1.000%	12/20/20	3-Month	0.466%	EUR	100,000	$1,460	$1,651	$(191)
Marks & Spencer PLC, BBB-	1.000%	6/20/23	3-Month	1.748%	EUR	400,000	(13,923)	(12,000)	(1,923)
Ryder System Inc., BBB+	1.000%	6/20/22	3-Month	0.632%	USD	100,000	1,425	1,866	(441)
Shell International Finance BV, AA-	1.000%	12/20/26	3-Month	0.832%	EUR	200,000	3,181	(5,907)	9,088

							(7,857)	(14,390)	$6,533

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2018, International Fixed Income Fund held the following OTC Cross-Currency Swap Contracts:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6)	Notional Amount of Currency Delivered (6)		Market Value	Upfront Payment Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EUR-LIBOR less 0.299% based on the notional amount of currency delivered	6/19/19	GSC	USD 24,725,000	EUR	21,500,000	$(402,204)	$125,775	$(527,979)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EUR-LIBOR less 0.283% based on the notional amount of currency delivered	6/19/19	GSC	USD 3,565,000	EUR	3,100,000	(57,708)	12,400	(70,108)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency delivered	10/13/26	RBS	USD 610,100	GBP	500,000	18,846	14,000	4,846
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency delivered	10/13/26	DUB	USD 244,000	GBP	200,000	7,578	(30)	7,608

							$(433,488)	$152,145	$(585,633)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amount to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At November 30, 2018, International Fixed Income Fund deposited cash collateral with brokers in the amount of $1,188,000 for open centrally cleared swap contracts.

At November 30, 2018, International Fixed Income Fund had cash collateral from brokers in the amount of $330,000 for open OTC swap contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Currency Abbreviations used in this schedule:

ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CNH	—	Chinese Offshore Renminbi
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
BOA	—	Bank of America
CSFB	—	Credit Suisse Securities (USA) LLC
DUB	—	Deutsche Bank AG
GSC	—	Goldman Sachs & Co.
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
RBS	—	Royal Bank of Scotland PLC
SCB	—	Standard Chartered Bank
SOG	—	Societe Generale SA
UBS	—	UBS Securities LLC

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount/Units†	Rating††	Security	Value
MUNICIPAL BONDS - 98.3%
California - 12.5%
$ 735,000	AAA	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series U-7, 5.000% due 6/1/46	$923,285
1,000,000	AA+	California Infrastructure & Economic Development Bank, Revenue Bonds, Bay Area Toll Bridges, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36(a)	1,210,870
500,000	Baa1(b)	California Municipal Finance Authority, Revenue Bonds, California Lutheran University, 5.000% due 10/1/36	560,550
1,050,000	AA-	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health Project, Series A, Prerefunded 8/15/20 @ 100, 5.500% due 8/15/26(a)	1,115,173
1,000,000	AA-	Garden Grove Unified School District, GO, 2010 Election, Series C, 5.000% due 8/1/35	1,108,970
1,000,000	A3(b)	Kaweah Delta Health Care District, Revenue Bonds, Series B, 4.000% due 6/1/45	955,990
640,000	A+	Madera Unified School District, GO, Capital Appreciation Election of 2006, NPFG-Insured, zero coupon, due 8/1/29	443,546
1,500,000	A+	San Diego County, CA, Regional Airport Authority, Revenue Bonds, Series A, 5.000% due 7/1/43	1,636,035

		Total California	7,954,419

Colorado - 11.3%
750,000	A+	City & County of Denver, CO, Airport System Revenue, Revenue Bonds, AMT, Series A, 5.000% due 11/15/30(c)	853,193
1,435,000	AA	City of Colorado Springs, CO, Utilities System Revenue, Revenue Bonds, System Improvement, Series B-2, 5.000% due 11/15/38	1,587,727
1,500,000	AA-	Colorado Health Facilities Authority, Revenue Bonds, Sisters of Charity of Leavenworth Inc., Series A, 5.000% due 1/1/44	1,608,255
1,000,000	AAA	Colorado Water Resources & Power Development Authority, Revenue Bonds, Revolving Fund, Series A, 5.500% due 9/1/22	1,123,210
2,000,000	AA-	University of Colorado Hospital Authority, Revenue Bonds, Series A, 4.000% due 11/15/36	2,028,800

		Total Colorado	7,201,185

District of Colombia - 5.4%
		District of Columbia, Revenue Bonds:
1,500,000	AAA	Income Tax Revenue, Series A, 5.000% due 12/1/28	1,618,245
1,000,000	A	University Revenue, Georgetown University, 5.000% due 4/1/24	1,127,090
700,000	AA-	Metropolitan Washington Airports Authority, Revenue Bonds, AMT, Series A, 4.000% due 10/1/36(c)	705,621

		Total District of Colombia	3,450,956

Florida - 4.3%
1,400,000	A+	City of Cape Coral, FL, Water & Sewer Revenue, Revenue Bonds, 5.000% due 10/1/39	1,562,176
1,000,000	AA	Orlando Utilities Commission, Utility System Revenue Bonds, 2018 Project, Series A, 5.000% due 10/1/33	1,153,690

		Total Florida	2,715,866

Illinois - 6.6%
		Illinois Finance Authority, Revenue Bonds:
1,235,000	AA	Advocate Health Care, 4.000% due 6/1/47	1,220,983
600,000	A	DePaul University, 5.000% due 10/1/36	663,738
1,095,000	A2(b)	DePaul University, Series A, 5.375% due 10/1/19	1,125,057
1,000,000	AAA	Northwestern University, 5.000% due 12/1/28	1,203,830

		Total Illinois	4,213,608

Indiana - 2.6%
		Indiana Municipal Power Agency, Power Supply, Revenue Bonds:
500,000	A+	Series A, 5.000% due 1/1/42	556,410
1,000,000	A+	Series C, 5.000% due 1/1/37	1,112,420

		Total Indiana	1,668,830

Louisiana - 0.9%
		New Orleans Aviation Board, AMT, General Airport North Terminal, Revenue Bonds, Series B:
250,000	A-	5.000% due 1/1/37(c)	271,963
250,000	A-	5.000% due 1/1/38(c)	271,355

		Total Louisiana	543,318

Massachusetts - 6.3%
1,000,000	AA	Massachusetts Bay Transportation Authority, Revenue Bonds, Series A, 5.250% due 7/1/34	1,256,910
1,145,000	AAA	Massachusetts Development Finance Agency, Revenue Bonds, Harvard University, Series A, 5.000% due 7/15/40	1,424,414
1,110,000	AA+	Massachusetts Water Resources Authority, Revenue Bonds, Series B, AGM-Insured, 5.250% due 8/1/28	1,361,904

		Total Massachusetts	4,043,228

Nevada - 2.1%
1,130,000	AA+	State of Nevada Highway Improvement Revenue, Revenue Bonds, 5.000% due 12/1/31	1,308,642

New Jersey - 4.5%
1,340,000	A3(b)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,507,339
1,335,000	WD(d)	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack University, Prerefunded 1/1/20 @ 100, 5.000% due 1/1/20(a)	1,378,815

		Total New Jersey	2,886,154

New York - 2.2%
1,170,000	AA	New York City Trust for Cultural Resources, Revenue Bonds, Julliard School, Series A, 5.000% due 1/1/33	1,385,549

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount/Units†	Rating††	Security	Value
North Carolina - 3.1%
2,000,000	AAApre(d)	North Carolina Eastern Municipal Power Agency, Revenue Bonds, Series B, Prerefunded 1/1/19 @ 100, 5.000% due 1/1/26(a)	$2,004,960

North Dakota - 1.7%
1,000,000	Aa1(b)	City of Fargo, Refunding and Improvement, GO, Series B, 5.000% due 5/1/22	1,095,970

Oregon - 3.2%
500,000	AA+	Salem-Keizer School District No. 24J, GO, SCH BD GTY-Insured, 5.000% due 6/15/25	580,055
1,330,000	Aa2(b)	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO, NPFG-Insured, 5.000% due 6/15/22	1,461,670

		Total Oregon	2,041,725

South Carolina - 6.3%
1,535,000	Aa3(b)	Clemson University, Revenue Bonds, 5.000% due 5/1/29	1,746,891
2,000,000	A	South Carolina Jobs-Economic Development Authority, Revenue Bonds, Prisma Health Obligation Group, Series A, 5.000% due 5/1/28(e)	2,282,720

		Total South Carolina	4,029,611

Tennessee - 1.8%
1,120,000	Aa2(b)	Tennessee Housing Development Agency, Revenue Bonds, Series A, 3.850% due 1/1/35	1,129,094

Texas - 10.2%
1,000,000	A1(b)	City of Houston, TX, Airport System Revenue, Revenue Bonds, AMT, Series C, 5.000% due 7/1/26(c)	1,148,210
		North East, TX, Independent School District, GO, PSF-GTD-Insured:
1,000,000	AAA	5.250% due 2/1/28	1,209,030
1,000,000	AAA	5.250% due 2/1/30	1,230,460
1,000,000	AA	Texas State Technical College, Revenue Bonds, AGM-Insured, 4.000% due 10/15/33	1,035,040
1,575,000	AAA	Texas Transportation Commission State Highway Fund, Revenue Bonds, 5.250% due 4/1/26	1,866,092

		Total Texas	6,488,832

Utah - 4.4%
500,000	A	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind, Series A, 5.000% due 9/1/32	569,315
2,000,000	AA	Utah State University, Revenue Bonds, Student Building Fee, Series B, Prerefunded 6/1/23 @ 100, 5.000% due 12/1/44(a)	2,246,460

		Total Utah	2,815,775

Washington - 3.5%
1,000,000	AA+	City of Seattle, WA, Drainage & Wastewater Revenue, Revenue Bonds, 4.000% due 7/1/28	1,094,270
1,000,000	AA+	King County School District No. 401 Highline, GO, SCH BD GTY-Insured, 5.000% due 12/1/35	1,158,320

		Total Washington	2,252,590

Wisconsin - 5.4%
1,500,000	AA+	Wisconsin Department of Transportation, Revenue Bonds, Series I, FGIC & NPFG-Insured, 5.000% due 7/1/20	1,570,605
1,300,000	AA-	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Aspirus Inc. Obligation Group, 4.000% due 8/15/40	1,281,527
500,000	AA	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Milwaukee Regional Medical Center Thermal Service Obligated Group, 5.000% due 4/1/37	563,750

		Total Wisconsin	3,415,882

		TOTAL MUNICIPAL BONDS (Cost - $61,327,762)	62,646,194

SHORT-TERM INVESTMENT - 4.2%
TIME DEPOSIT - 4.2%
2,652,148		JPMorgan Chase & Co. - New York, 1.540% due 12/3/18
		TOTAL SHORT-TERM INVESTMENT (Cost - $2,652,148)	2,652,148

		TOTAL INVESTMENTS - 102.5% (Cost - $63,979,910)	65,298,342

		Liabilities in Excess of Other Assets - (2.5)%	(1,612,453)

		TOTAL NET ASSETS - 100.0%	$63,685,889

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)

Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(d)	Rating by Fitch Ratings Service. All ratings are unaudited.
(e)	When-issued security.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

At November 30, 2018, for Municipal Bond Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Municipal Bond Fund	$63,979,910	$1,805,897	$(487,465)	$1,318,432

Abbreviations used in this schedule:

AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	American Bond Assurance Corporation
FGIC	—	Financial Guarantee Insurance Company
GO	—	General Obligation
NPFG	—	National Public Finance Guarantee Corporation
PSF-GTD	—	Permanent School Fund Guaranteed
SCH BD GTY	—	Oregon School Bond Guaranty

See pages 240-242 for definitions of ratings.

Summary of Investments by Industry^
Higher Education	20.6%
Health Care Providers & Services	14.4
School District	13.3
Transportation	9.1
Water and Sewer	7.9
Airport	7.5
Power	5.6
General Obligation	6.1
Utilities	5.9
Nursing Homes	2.1
Development	1.7
Single Family Housing	1.7
Short-Term Investment	4.1

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 105.5%
U.S. GOVERNMENT OBLIGATIONS - 105.5%
			U.S. Treasury Inflation Indexed Bonds:
$ 16,755,519			2.375% due 1/15/25(a)	$18,110,883
8,806,194			2.000% due 1/15/26	9,386,984
1,924,577			1.750% due 1/15/28	2,037,445
9,710,670			3.625% due 4/15/28(a)	11,899,364
16,276,946			2.500% due 1/15/29(a)	18,471,261
7,082,879			3.875% due 4/15/29	8,997,331
745,311			3.375% due 4/15/32	953,164
4,450,385			2.125% due 2/15/40	5,187,770
1,729,305			2.125% due 2/15/41	2,026,642
223,462			0.750% due 2/15/42	200,748
219,622			0.625% due 2/15/43(b)	190,598
5,947,207			1.375% due 2/15/44	6,090,931
643,278			0.750% due 2/15/45	569,443
5,423,446			1.000% due 2/15/46	5,092,708
4,288,108			0.875% due 2/15/47	3,894,250
8,436,194			1.000% due 2/15/48	7,898,222
			U.S. Treasury Inflation Indexed Notes:
7,895,554			0.125% due 4/15/19	7,798,761
21,032,458			0.125% due 4/15/20(a)	20,627,966
2,170,613			1.250% due 7/15/20	2,175,288
14,469,019			0.125% due 4/15/21(a)	14,087,936
414,463			0.625% due 7/15/21	410,323
9,035,226			0.125% due 1/15/22	8,772,670
14,265,982			0.125% due 4/15/22(a)	13,791,100
10,346,065			0.125% due 1/15/23	9,966,818
1,575,436			0.625% due 4/15/23	1,546,163
4,077,051			0.625% due 1/15/24	3,998,539
16,977,072			0.125% due 7/15/24(a)	16,212,997
4,122,979			0.250% due 1/15/25	3,937,594
3,315,227			0.375% due 7/15/25	3,191,899
17,999,089			0.625% due 1/15/26(a)	17,491,458
2,264,509			0.125% due 7/15/26	2,120,943
689,806			0.375% due 1/15/27	653,128
14,255,587			0.500% due 1/15/28(a)	13,550,139
905,202			0.750% due 7/15/28	881,894
			U.S. Treasury Notes:
1,600,000			2.125% due 3/31/24(a)	1,540,688
640,000			1.875% due 8/31/24	606,125
900,000			2.250% due 11/15/24(a)	867,797
561,000			2.750% due 2/15/28(a)	549,473

			TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $252,569,231)	245,787,443

SOVEREIGN BONDS - 7.9%
Argentina - 0.3%
617,000	ARS	NR	Argentina Bonar Bonds, 51.839% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 2.000%) due 4/3/22(c)	17,211
14,214,000	ARS	NR	Argentina POM Politica Monetaria, 64.951% due 6/21/20(c)	440,191
200,000		B	Argentine Republic Government International Bonds, 5.875% due 1/11/28	150,202

			Total Argentina	607,604

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Australia - 0.8%
		Australia Government Bonds:
1,040,000 AUD	Aaa(d)	1.250% due 2/21/22	$881,897
890,000 AUD	Aaa(d)	3.000% due 9/20/25	913,835

		Total Australia	1,795,732

Brazil - 3.2%
29,293,000 BRL	BB-	Brazil Letras do Tesouro Nacional, zero coupon, due 1/1/19	7,536,200

Canada - 0.2%
		Canadian Government Real Return Bonds:
456,789 CAD	AAA	4.250% due 12/1/26	438,467
51,446 CAD	AAA	0.500% due 12/1/50(e)	35,136

		Total Canada	473,603

Cyprus - 0.0%
		Cyprus Government International Bonds:
20,000 EUR	Ba2(d)	3.875% due 5/6/22	24,976
30,000 EUR	BBB-	3.750% due 7/26/23	37,687

		Total Cyprus	62,663

France - 0.8%
		French Republic Government Bonds OAT:
221,573 EUR	Aa2u(d)	0.250% due 7/25/24	270,579
734,062 EUR	Aa2u(d)	0.100% due 3/1/25	879,213
566,263 EUR	Aa2u(d)	1.850% due 7/25/27	792,363

		Total France	1,942,155

Italy - 0.7%
		Italy Buoni Poliennali Del Tesoro:
101,102 EUR	Baa3u(d)	1.650% due 4/23/20(e)(f)	116,802
450,116 EUR	Baa3u(d)	2.100% due 9/15/21(e)(f)	527,400
628,485 EUR	Baa3u(d)	2.600% due 9/15/23(e)(f)	747,051
146,132 EUR	Baa3u(d)	2.350% due 9/15/24(f)	170,669

		Total Italy	1,561,922

Japan - 0.2%
60,369,000 JPY	A1(d)	Japanese Government CPI Linked Bonds, 0.100% due 3/10/28	555,288

New Zealand - 0.3%
970,000 NZD	AA+	New Zealand Government Bonds Inflation Linked Bonds, 2.500% due 9/20/35	781,221

Peru - 0.2%
1,400,000 PEN	A3(d)	Peru Government Bonds Inflation Linked Bonds, 6.150% due 8/12/32(f)	420,555

Qatar - 0.2%
		Qatar Government International Bonds:
$200,000	AA-	3.875% due 4/23/23(f)	200,824
200,000	AA-	5.103% due 4/23/48(f)	203,277

		Total Qatar	404,101

United Kingdom - 1.0%
		United Kingdom Gilt:
200,000 GBP	Aa2u(d)	4.250% due 12/7/27	320,952
1,110,000 GBP	Aa2u(d)	1.750% due 9/7/37	1,374,689
		United Kingdom Gilt Inflation Linked Bonds:
142,179 GBP	Aa2u(d)	0.125% due 3/22/46	272,040
72,377 GBP	Aa2u(d)	0.125% due 8/10/48	143,353
7,509 GBP	Aa2u(d)	0.125% due 11/22/56	16,595
72,004 GBP	Aa2u(d)	0.125% due 11/22/65	182,576

		Total United Kingdom	2,310,205

		TOTAL SOVEREIGN BONDS (Cost - $19,897,564)	$18,451,249

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.3%
$ 431,124	Caa2(d)	Alternative Loan Trust, Series 2006-HY11, Class A1, 2.435% (1-Month USD-LIBOR + 0.120%) due 6/25/36(c)	$400,841
846,129	Caa3(d)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37(c)	800,756
4,070	AA	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 4.248% (6-Month USD-LIBOR + 1.500%) due 9/25/45(c)	4,063
374,684	AAA	B&M CLO Ltd., Series 2014-1A, Class A1R, 3.166% (3-Month USD-LIBOR + 0.730%) due 4/16/26(c)(f)	373,019
35,958	AA+	Banc of America Funding Trust, Series 2005-B, Class 3A1B, 2.921% (1-Month USD-LIBOR + 0.620%) due 4/20/35(c)	35,859
38,466	BBB+	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 4.145% due 5/25/33(c)	38,971
390,775	CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 3.290% (1-Month USD-LIBOR + 0.975%) due 6/25/34(c)	391,243
96,274	AA+	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-A, Class A1, 2.675% (1-Month USD-LIBOR + 0.360%) due 3/25/35(c)(f)	96,389
174,971	Caa2(d)	CHL Mortgage Pass-Through Trust, Series 2006-6, Class A4, 6.000% due 4/25/36	144,436
388,198	Caa2(d)	Citigroup Mortgage Loan Trust, Series 2007-AR4, Class , 3.861% due 3/25/37(c)	378,989
10,808	B-	Citigroup Mortgage Loan Trust Inc., Series 2004-HYB2, Class 2A, 3.889% due 3/25/34(c)	10,872
		Countrywide Asset-Backed Certificates:
505,514	CC	Series 2007-1, Class 1A, 2.455% (1-Month USD-LIBOR + 0.140%) due 7/25/37(c)	459,732
104,463	CC	Series 2007-6, Class 1A, 2.515% (1-Month USD-LIBOR + 0.200%) due 9/25/37(c)	90,753
903,000	NR	Credit Suisse Commercial Mortgage, Series 2015-3R, Class 5A2, 2.465% (1-Month USD-LIBOR + 0.150%) due 9/29/36(c)(e)(f)	847,303
94,253	NR	Credit Suisse Commercial Mortgage Capital Trust, Series 2017-1, Class A, 4.500% due 3/25/21(f)	94,475
		Credit-Based Asset Servicing & Securitization LLC:
153,000	BB	Series 2005-CB3, Class M4, 3.365% (1-Month USD-LIBOR + 1.050%) due 5/25/35(c)	151,954
1,183,548	CC	Series 2007-CB6, Class A3, 2.535% (1-Month USD-LIBOR + 0.220%) due 7/25/37(c)(f)	777,893
600,000	AAA	Crown Point CLO 5 Ltd., Series 2018-5A, Class A, 3.389% (3-Month USD-LIBOR + 0.940%) due 7/17/28(c)(f)	600,471
149,011	D	CWABS Asset-Backed Certificates Trust, Series 2004-7, Class MV5, 4.040% (1-Month USD-LIBOR + 1.725%) due 11/25/34(c)	146,110
100,000	Aaa(d)	Evans Grove CLO Ltd., Series 2018-1A, Class A1, 3.627% (3-Month USD-LIBOR + 0.920%) due 5/28/28(c)(f)	99,706
400,000	AAA	Figueroa CLO Ltd., Series 2013-2A, Class A1RR, 3.188% (3-Month USD-LIBOR + 0.850%) due 6/20/27(c)(f)	398,602
6,670	AA+	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 2.641% (1-Month USD-LIBOR + 0.340%) due 6/20/35(c)	6,587
82,016	B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 2.955% (1-Month USD-LIBOR + 0.640%) due 7/25/45(c)	79,527
250,000	Aaa(d)	JMP Credit Advisors CLO IIIR Ltd., Series 2014-1RA, Class A, 3.299% (3-Month USD-LIBOR + 0.850%) due 1/17/28(c)(f)	250,293
556,027	CCC	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 2.775% (1-Month USD-LIBOR + 0.460%) due 3/25/36(c)(e)(f)	533,573
260,000 EUR	Aaa	Jubilee CLO BV, Series 2015-16A, Class A1R, 0.479% (0.800% - 3-Month EURIBOR) due 12/15/29(f)	293,356
450,000	Aaa(d)	LMREC Inc., Series 2015-CRE1, Class AR, 3.317% (1-Month USD-LIBOR + 0.980%) due 2/22/32(c)(f)	448,687
206,143	CC	Long Beach Mortgage Loan Trust, Series 2006-7, Class A2A, 2.435% due 8/25/36(c)	110,748
320,000	Aaa(d)	Monarch Grove CLO, Series 2018-1A, Class A1, 3.370% (3-Month USD-LIBOR + 0.880%) due 1/25/28(c)(f)	317,888
660,000	AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 3.256% (3-Month USD-LIBOR + 0.820%) due 10/13/27(c)(f)	658,827
20,619	AA+	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 2.787% (1-Month USD-LIBOR + 0.480%) due 6/15/30(c)	20,287
26,880	NR	NYMT Residential, Series 2016-RP1A, Class A, step bond to yield, 4.000% due 3/25/21(f)	26,868
		Option One Mortgage Loan Trust:
135,175	CC	Series 2007-1, Class 1A1, 2.455% (1-Month USD-LIBOR + 0.140%) due 1/25/37(c)	102,827
135,446	CC	Series 2007-2, Class 1A1, 2.455% (1-Month USD-LIBOR + 0.140%) due 3/25/37(c)	101,246
600,000	B-	RASC Trust, Series 2006-KS3, Class M1, 2.645% (1-Month USD-LIBOR + 0.330%) due 4/25/36(c)	593,954
662,965	WD(g)	Residential Asset Securitization Trust, Series 2006-A10, Class A5, 6.500% due 9/25/36	470,161
562,304	NR	RMAT LP, Series 2018-NPL1, Class A1, step bond to yield, 4.090% due 5/25/48(f)	560,288
634,225	CC	Securitized Asset-Backed Receivables LLC Trust, Series 2006-FR3, Class A3, 2.565% (1-Month USD-LIBOR + 0.250%) due 5/25/36(c)	403,114
525,484	B	Sequoia Mortgage Trust, Series 6, Class A, 2.943% (1-Month USD-LIBOR + 0.640%) due 4/19/27(c)	499,498
260,000	Aaa(d)	Symphony CLO XVII Ltd., Series 2016-17A, Class AR, 3.316% (3-Month USD-LIBOR + 0.880%) due 4/15/28(c)(f)	259,104
360,000	Aaa(d)	TICP CLO III-2 Ltd., Series 2018-3R, Class A, 3.309% (3-Month USD-LIBOR + 0.840%) due 4/20/28(c)(f)	360,469
500,000	Aaa(d)	Venture 35 CLO Ltd., Series 2018-35A, Class AS, 3.650% (3-Month USD-LIBOR + 1.150%) due 10/22/31(c)(f)	500,851
540,000	AAA	Venture XII CLO Ltd., Series 2012-12A, Class ARR, 3.507% (3-Month USD-LIBOR + 0.800%) due 2/28/26(c)(f)	538,300
800,000	Aaa(d)	Venture XVI CLO Ltd., Series 2014-16A, Class ARR, 3.286% (3-Month USD-LIBOR + 0.850%) due 1/15/28(c)(f)	796,014
330,000	Aaa(d)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 3.316% (3-Month USD-LIBOR + 0.880%) due 4/15/27(c)(f)	328,187
		WaMu Mortgage Pass-Through Certificates Trust:
17,981	Baa1(d)	Series 2002-AR2, Class A, 2.268% (11th District Cost of Funds Index + 1.250%) due 2/27/34(c)	17,696
8,670	BBB	Series 2002-AR17, Class 1A, 3.253% (1-Year Treasury Average Rate + 1.200%) due 11/25/42(c)	8,333

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/ Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.3% - (continued)
$ 4,465		A+	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-E, Class A2, 4.351% due 5/25/34(c)	$4,584

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $14,595,710)	14,633,704

MORTGAGE-BACKED SECURITIES - 4.0%
FNMA - 4.0%
			Federal National Mortgage Association (FNMA):
3,000,000			4.000% due 12/1/48(h)	3,016,791
6,570,000			3.500% due 1/1/49(h)	6,436,099

			TOTAL FNMA	9,452,890

			TOTAL MORTGAGE-BACKED SECURITIES (Cost - $9,397,359)	9,452,890

CORPORATE BONDS & NOTES - 3.3%
Agriculture - 0.1%
100,000		BBB+	BAT Capital Corp., Company Guaranteed Notes, 3.204% (3-Month USD-LIBOR + 0.590%) due 8/14/20(c)	99,855

Auto Manufacturers - 0.1%
200,000		BBB+	Hyundai Capital America, Senior Unsecured Notes, 1.750% due 9/27/19(f)	197,170

Banks - 1.4%
200,000	EUR	B+	Barclays PLC, Junior Subordinated Notes, 6.500% (5-Year EUR Swap Rate + 5.875%)(c)(i)	223,949
200,000	EUR	Baa3(d)	Cooperatieve Rabobank UA, Junior Subordinated Notes, 6.625% (6.697% - 5-Year EUR Swap Rate)(c)(i)	247,669
700,000		BBB-	Deutsche Bank AG, Senior Unsecured Notes, 4.250% due 10/14/21	683,302
100,000	GBP	BBB+	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	145,489
200,000		BBB+	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.153% (3-Month USD-LIBOR + 0.800%) due 6/21/21(c)	199,608
			Royal Bank of Scotland Group PLC:
240,000		B	Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%)(c)(i)	247,800
			Senior Unsecured Notes:
200,000		BBB-	3.923% (3-Month USD-LIBOR + 1.550%) due 6/25/24(c)	195,413
200,000		BBB-	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(c)	194,893
400,000		Aaa(d)	Toronto-Dominion Bank (The), Covered Notes, 2.250% due 3/15/21(f)	391,047
			UBS AG, Senior Unsecured Notes:
400,000		A+	2.637% (3-Month USD-LIBOR + 0.320%) due 12/7/18(c)(f)	399,998
400,000		A+	2.907% (3-Month USD-LIBOR + 0.580%) due 6/8/20(c)(f)	400,758

			Total Banks	3,329,926

Diversified Financial Services - 1.0%
			Ally Financial Inc.:
400,000		BB+	Company Guaranteed Notes, 8.000% due 11/1/31	469,080
100,000		BB+	Senior Unsecured Notes, 8.000% due 11/1/31	117,000
600,000		BBB-	International Lease Finance Corp., Senior Unsecured Notes, 6.250% due 5/15/19	606,438
100,000		A	National Rural Utilities Cooperative Finance Corp., Senior Unsecured Notes, 2.771% (3-Month USD-LIBOR + 0.375%) due 6/30/21(c)	100,084
200,000		B+	Navient Corp., Senior Unsecured Notes, 5.500% due 1/15/19	200,150
700,000		B+	Springleaf Finance Corp., Company Guaranteed Notes, 5.250% due 12/15/19	704,375

			Total Diversified Financial Services	2,197,127

Electric - 0.0%
100,000		BBB+	Sempra Energy, Senior Unsecured Notes, 2.784% (3-Month USD-LIBOR + 0.450%) due 3/15/21(c)	99,640

Gas - 0.1%
200,000		BBB+	Dominion Energy Gas Holdings LLC, Senior Unsecured Notes, 2.934% (3-Month USD-LIBOR + 0.600%) due 6/15/21(c)	199,190

Oil & Gas - 0.3%
757,000		BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 5.999% due 1/27/28	712,829

Pipelines - 0.1%
200,000		BBB+	Enbridge Inc., Senior Unsecured Notes, 2.814% (3-Month USD-LIBOR + 0.400%) due 1/10/20(c)	199,270

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
Savings & Loans - 0.1%
200,000	GBP	BB+	Nationwide Building Society, Junior Subordinated Notes, 6.875% (5-Year GBP Swap Rate + 4.880%)(c)(i)	$254,628

Telecommunications - 0.1%
$ 300,000		BBB	AT&T Inc., Senior Unsecured Notes, 3.488% (3-Month USD-LIBOR + 0.750%) due 6/1/21(c)	301,327

			TOTAL CORPORATE BONDS & NOTES (Cost - $7,741,006)	7,590,962

ASSET-BACKED SECURITY - 0.1%
Student Loans - 0.1%
227,713		Aaa(d)	Navient Student Loan Trust, Series 2016-7A, Class A, 3.465% (1-Month USD-LIBOR + 1.150%) due 3/25/66(c)(f) (Cost - $227,714)	231,825

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $304,428,584)	296,148,073

Face Amount†
SHORT-TERM INVESTMENTS - 1.9%
SOVEREIGN BOND - 1.5%
390,000,000	JPY	NR	Japan Treasury Discount Bills, (0.321)% due 2/4/19(j)
			(Cost - $3,495,916)	3,439,088

TIME DEPOSITS - 0.4%
$ 573,202			ANZ National Bank - London, 1.540% due 12/3/18	573,202
199,920	GBP		Banco Santander - Frankfurt, 0.360% due 12/3/18	254,838
			BBH - Grand Cayman:
2,094	DKK		(0.800)% due 12/3/18	318
707,008	JPY		(0.270)% due 12/3/18	6,229
13,541	NZD		0.700% due 12/3/18	9,309
24,269	AUD		0.750% due 12/3/18	17,741
864	CAD		0.830% due 12/3/18	650
563	ZAR		5.250% due 12/3/18	41
46,388	EUR		SEB - Stockholm, (0.570)% due 12/3/18	52,521

			TOTAL TIME DEPOSITS (Cost - $914,849)	914,849

			TOTAL SHORT-TERM INVESTMENTS (Cost - $4,410,765)	4,353,937

			TOTAL INVESTMENTS - 129.0% (Cost - $308,839,349)	300,502,010

			Liabilities in Excess of Other Assets - (29.0)%	(67,570,801)

			TOTAL NET ASSETS - 100.0%	$232,931,209

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2018.
(d)	Rating by Moody’s Investors Service.
(e)	Illiquid security.
(f)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2018, amounts to approximately $12,634,366 and represents 5.4% of net assets.

(g)	Rating by Fitch Ratings Service.
(h)	This security is traded on a TBA basis (see Note 1).
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	Rate shown represents yield-to-maturity.

At November 30, 2018, for Inflation-Linked Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Inflation-Linked Fixed Income Fund	$308,839,349	$5,058,550	$(12,835,595)	$(7,777,045)

Abbreviations used in this schedule:

CLO              —         Collateralized Loan Obligation

EURIBOR    —         Euro Interbank Offered Rate

LIBOR         —         London Interbank Offered Rate

PLC             —         Public Limited Company

Summary of Investments by Security Type^
U.S. Government Agencies & Obligations	81.8%
Sovereign Bonds	6.1
Collateralized Mortgage Obligations	4.9
Mortgage-Backed Securities	3.1
Corporate Bonds & Notes	2.5
Asset-Backed Security	0.1
Short-Term Investments	1.5

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2018, Inflation-Linked Fixed Income Fund held the following Options Contracts Written:

Credit Default Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
600,000	$447,054		OTC Markit CDX North America Investment Grade Series 31 5-Year Index, Put	BCLY	12/19/18	0.850%	$280
400,000	298,036		OTC Markit CDX North America Investment Grade Series 31 5-Year Index, Put	BNP	12/19/18	0.900%	101
500,000	372,545		OTC Markit CDX North America Investment Grade Series 31 5-Year Index, Put	BCLY	1/16/19	1.000%	281
500,000	372,545		OTC Markit CDX North America Investment Grade Series 31 5-Year Index, Put	JPM	2/20/19	0.950%	777
500,000	372,545		OTC Markit CDX North America Investment Grade Series 31 5-Year Index, Put	BCLY	2/20/19	1.050%	539
300,000	223,527		OTC Markit CDX North America Investment Grade Series 31 5-Year Index, Put	BCLY	3/20/19	1.100%	431

			Total Credit Default Swaptions				$2,409

Currency Option

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price	Value
794,000	794,000	EUR	OTC Euro versus U.S. Dollar, Put(a)	HSBC	2/13/19	$1.10	$2,679

Interest Rate Swaption

Number of Contracts	Notional Amount		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
2,200,000	$6,023,886		OTC 5-Year Swaption, 3-Month USD-LIBOR, Put	DUB	12/4/18	3.250%	$29

Options on Futures

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price	Value
6	$837,000		U.S. Treasury Bond January Futures, Put	MLP	12/21/18	$139.00	$3,094
7	835,188		U.S. Treasury 10-Year Note January Futures, Call	MLP	12/21/18	$118.50	7,438
4	477,250		U.S. Treasury 10-Year Note January Futures, Call	MLP	12/21/18	$119.00	2,750
12	1,431,750		U.S. Treasury 10-Year Note January Futures, Call	MLP	12/21/18	$119.50	4,687
14	1,670,375		U.S. Treasury 10-Year Note January Futures, Put	CSFB	12/21/18	$117.00	219
11	1,312,438		U.S. Treasury 10-Year Note January Futures, Put	MLP	12/21/18	$117.00	172

			Total Options on Futures				$18,360

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $39,713)				$23,477

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Illiquid security.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2018, Inflation-Linked Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amounts†	Security	Value
	NatWest Markets Securities Inc.:
$ 973,750	2.400% due 12/3/18	$973,750
1,003,750	2.450% due 12/3/18	1,003,750
6,600,000	2.420% due 1/17/19	6,600,000
1,017,625	2.460% due 1/22/19	1,017,625
7,162,125	2.550% due 2/7/19	7,162,125
2,280,000	2.540% due 2/13/19	2,280,000
4,145,000	2.540% due 2/14/19	4,145,000
	Royal Bank of Canada:
551,183	2.620% due 1/8/19	551,183
1,640,250	2.570% due 1/16/19	1,640,250
31,462,920	2.480% due 1/23/19	31,462,920
	Standard Chartered Bank:
3,495,000	2.600% due 1/2/19	3,495,000

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $60,331,603)	$60,331,603

†	Amount denominated in U.S. dollars, unless otherwise noted.

For the period ended November 30, 2018, the average borrowing and interest rate under the reverse repurchase agreements were $45,713,441 and 2.311%, respectively.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2018, Inflation-Linked Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Eurodollar December Futures	1	12/18	$244,250	$243,006	$(1,244)
90-Day Eurodollar December Futures	1	12/19	243,688	242,438	(1,250)
90-Day Eurodollar June Futures	55	6/19	13,345,000	13,349,188	4,188
90-Day Eurodollar March Futures	1	3/19	244,075	242,888	(1,187)
90-Day Eurodollar September Futures	1	9/19	243,800	242,575	(1,225)
Euro-Bund March Futures	33	3/19	6,039,698	6,068,433	28,735
U.S. Treasury 10-Year Note March Futures	212	3/19	25,253,372	25,324,063	70,691

					98,708

Contracts to Sell:
90-Day Eurodollar June Futures	54	6/20	13,084,875	13,095,000	(10,125)
Australian Government 3-Year Bond December Futures	14	12/18	1,140,280	1,139,648	632
Australian Government 10-Year Bond December Futures	4	12/18	379,523	379,598	(75)
Euro-BTP March Futures	7	3/19	938,447	971,179	(32,732)
Euro-Bund December Futures	6	12/18	1,095,630	1,097,374	(1,744)
Euro-OAT March Futures	63	3/19	10,689,938	10,772,758	(82,820)
Japan Government 10-Year Bond December Futures	2	12/18	2,650,220	2,663,788	(13,568)
U.S. Treasury 2-Year Note March Futures	40	3/19	8,434,375	8,439,375	(5,000)
U.S. Treasury 5-Year Note March Futures	68	3/19	7,670,531	7,681,344	(10,813)
U.S. Treasury Long Bond March Futures	77	3/19	10,733,078	10,772,781	(39,703)
U.S. Treasury Ultra Long Bond March Futures	1	3/19	152,188	152,407	(219)
U.S. Ultra Long Bond March Futures	42	3/19	5,286,750	5,313,000	(26,250)
United Kingdom Treasury 10-Year Gilt March Futures	106	3/19	16,504,688	16,570,896	(66,208)

					(288,625)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(189,917)

At November 30, 2018, Inflation-Linked Fixed Income Fund had deposited cash of $546,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2018, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Argentine Peso	308,474	USD	7,577	MLP	$7,697	1/16/19	$120
Australian Dollar	4,232,000	USD	3,105,015	JPM	3,093,592	12/4/18	(11,423)
Brazilian Real	442,600	USD	114,565	DUB	114,458	12/4/18	(107)
Brazilian Real	442,600	USD	114,146	HSBC	114,459	12/4/18	313
British Pound	197,000	USD	256,195	HSBC	251,116	12/4/18	(5,079)
British Pound	2,620,000	USD	3,342,751	SCB	3,339,715	12/4/18	(3,035)
Chinese Offshore Renminbi	3,586,695	USD	513,476	BCLY	515,815	12/19/18	2,339
Euro	4,833,000	USD	5,497,538	MLP	5,471,924	12/4/18	(25,614)
Indian Rupee	22,533,559	USD	316,986	BNP	322,960	12/19/18	5,974
Indian Rupee	22,533,559	USD	313,838	HSBC	319,718	3/20/19	5,880
Indonesian Rupiah	3,652,622,400	USD	245,720	SCB	254,857	12/19/18	9,137
Indonesian Rupiah	3,652,622,400	USD	248,461	DUB	251,679	3/20/19	3,218
Japanese Yen	16,400,000	USD	144,787	BCLY	144,494	12/4/18	(293)
Japanese Yen	46,700,000	USD	417,106	MLP	411,454	12/4/18	(5,652)
Japanese Yen	195,000,000	USD	1,721,514	HSBC	1,718,180	12/5/18	(3,334)
Korean Won	468,092,900	USD	415,270	BCLY	418,026	12/19/18	2,755
Mexican Peso	2,532,000	USD	131,388	HSBC	123,369	1/25/19	(8,019)
New Taiwan Dollar	7,206,890	USD	233,611	BNP	233,939	12/19/18	328
Peruvian Sol	1,581,510	USD	468,041	BNP	468,152	12/17/18	111
Russian Ruble	30,145,113	USD	450,251	BNP	446,096	2/15/19	(4,155)

							(36,536)

Contracts to Sell:
Australian Dollar	4,232,000	USD	3,002,361	HSBC	3,093,592	12/4/18	(91,231)
Australian Dollar	4,232,000	USD	3,106,963	JPM	3,095,678	1/11/19	11,285
Brazilian Real	442,600	USD	118,285	DUB	114,459	12/4/18	3,827
Brazilian Real	442,600	USD	114,565	HSBC	114,459	12/4/18	107
Brazilian Real	8,670,000	USD	2,349,212	BNP	2,238,633	1/3/19	110,579
Brazilian Real	4,154,000	USD	1,088,774	BNP	1,072,581	1/3/19	16,193
Brazilian Real	442,600	USD	113,943	HSBC	114,281	1/3/19	(338)
Brazilian Real	2,860,000	USD	795,660	JPM	738,465	1/3/19	57,195
Brazilian Real	8,872,000	USD	2,363,661	JPM	2,290,790	1/3/19	72,871
Brazilian Real	4,737,000	USD	1,272,395	SCB	1,223,114	1/3/19	49,281
British Pound	201,000	USD	257,595	HSBC	256,215	12/4/18	1,380
British Pound	2,616,000	USD	3,344,886	SCB	3,334,617	12/4/18	10,269
British Pound	2,620,000	USD	3,349,838	SCB	3,347,764	1/11/19	2,074
Canadian Dollar	1,608,000	USD	1,225,342	HSBC	1,210,114	12/4/18	15,227
Chinese Offshore Renminbi	3,586,695	USD	525,847	HSBC	515,815	12/19/18	10,031
Chinese Offshore Renminbi	3,586,695	USD	511,185	BCLY	514,208	4/15/19	(3,023)
Euro	173,000	USD	196,690	MLP	195,871	12/4/18	819
Euro	4,660,000	USD	5,317,792	SCB	5,276,053	12/4/18	41,739
Euro	4,833,000	USD	5,517,631	MLP	5,493,425	1/11/19	24,206
Indian Rupee	22,533,559	USD	317,106	HSBC	322,960	12/19/18	(5,854)
Indonesian Rupiah	3,652,622,400	USD	251,593	DUB	254,857	12/19/18	(3,264)
Japanese Yen	63,100,000	USD	558,517	BCLY	555,947	12/4/18	2,570
Japanese Yen	195,000,000	USD	1,714,964	BCLY	1,718,180	12/5/18	(3,216)
Japanese Yen	16,400,000	USD	145,340	BCLY	145,066	1/11/19	274
Japanese Yen	195,000,000	USD	1,731,179	HSBC	1,728,261	2/4/19	2,918
Japanese Yen	195,000,000	USD	1,735,800	HSBC	1,728,261	2/4/19	7,539
Korean Won	468,092,900	USD	419,025	BNP	418,026	12/19/18	999
Korean Won	468,092,900	USD	416,842	BCLY	419,657	3/20/19	(2,814)
New Taiwan Dollar	7,206,890	USD	236,384	BNP	233,939	12/19/18	2,445
New Taiwan Dollar	7,206,890	USD	235,612	BNP	235,739	3/20/19	(127)
New Zealand Dollar	1,074,000	USD	703,692	SCB	738,375	12/4/18	(34,684)
Peruvian Sol	1,581,510	USD	477,725	HSBC	468,152	12/17/18	9,573
Peruvian Sol	1,581,510	USD	467,059	BNP	466,524	2/19/19	535
Singapore Dollar	324,084	USD	236,838	HSBC	236,276	12/19/18	562

							309,947

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$273,411

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2018, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	U.S. Federal Funds Effective Rate Index	2.428%	12/20/47	12-Month	USD	100,000	$6,983	$241	$6,742
Receive	U.S. Federal Funds Effective Rate Index	2.478%	12/20/47	12-Month	USD	378,000	22,412	758	21,654
Receive	U.S. Federal Funds Effective Rate Index	2.499%	12/20/47	12-Month	USD	950,000	52,112	2,364	49,748
Receive	3-Month FRA New Zealand Bank Bill	3.250%	3/21/28	6-Month	NZD	700,000	(17,285)	2,137	(19,422)
Receive	3-Month USD-LIBOR	1.750%	6/20/20	6-Month	USD	6,880,000	104,821	129,114	(24,293)
Receive	3-Month USD-LIBOR	1.750%	12/21/26	6-Month	USD	620,000	54,632	(15,863)	70,495
Pay	3-Month USD-LIBOR	2.000%	6/20/23	6-Month	USD	2,300,000	(86,730)	(88,855)	2,125
Receive	3-Month USD-LIBOR	2.000%	7/27/26	6-Month	USD	3,100,000	140,347	90,254	50,093
Pay	3-Month USD-LIBOR	2.250%	12/20/22	6-Month	USD	12,100,000	(274,544)	15,240	(289,784)
Receive	3-Month USD-LIBOR	2.250%	6/20/28	6-Month	USD	1,490,000	91,214	80,316	10,898
Receive	3-Month USD-LIBOR	2.400%	12/7/26	6-Month	USD	2,900,000	82,264	17,679	64,585
Receive	3-Month USD-LIBOR	2.500%	2/22/26	6-Month	USD	9,530,000	221,991	(281,476)	503,467
Receive	3-Month USD-LIBOR	2.500%	6/20/48	6-Month	USD	1,010,000	129,951	120,680	9,271
Pay	3-Month USD-LIBOR	2.750%	12/19/23	6-Month	USD	10,700,000	(117,293)	(65,884)	(51,409)
Receive	3-Month USD-LIBOR	2.765%	7/18/28	6-Month	USD	1,550,000	28,019	—	28,019
Receive	3-Month USD-LIBOR	3.000%	12/19/48	6-Month	USD	1,100,000	39,882	65,675	(25,793)
Receive	3-Month USD-LIBOR	3.100%	4/17/28	6-Month	USD	4,140,000	7,066	(24,343)	31,409
Receive	6-Month GBP-LIBOR	1.500%	3/20/29	6-Month	GBP	1,060,000	9,029	17,068	(8,039)
Receive	6-Month GBP-LIBOR	1.750%	3/20/49	6-Month	GBP	670,000	8,442	(4,110)	12,552
Receive	6-Month JPY-LIBOR	0.300%	9/20/27	6-Month	JPY	260,000,000	(19,929)	(4,697)	(15,232)
Receive	6-Month JPY-LIBOR	0.450%	3/20/29	6-Month	JPY	80,000,000	(12,033)	(4,651)	(7,382)

							$471,351	$51,647	$419,704

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2018, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	5-Year EUR Inflation Linked	1.350%	1/15/23	EUR	480,000	$3,085	$196	$2,889
Receive	5-Year EUR Inflation Linked	1.507%	5/15/23	EUR	441,000	(4,239)	420	(4,659)
Pay	10-Year EUR Inflation Linked	1.360%	6/15/27	EUR	800,000	(6,125)	(11,973)	5,848
Pay	10-Year EUR Inflation Linked	1.385%	12/15/26	EUR	70,000	(333)	(6,018)	5,685
Pay	10-Year EUR Inflation Linked	1.520%	11/15/27	EUR	2,770,000	24,384	(18,586)	42,970
Pay	10-Year EUR Inflation Linked	1.535%	3/15/28	EUR	700,000	7,639	91	7,548
Pay	10-Year EUR Inflation Linked	1.575%	1/15/28	EUR	220,000	4,585	—	4,585
Pay	10-Year EUR Inflation Linked	1.590%	2/15/28	EUR	240,000	5,503	(194)	5,697
Pay	10-Year EUR Inflation Linked	1.606%	2/15/28	EUR	160,000	3,983	—	3,983
Pay	10-Year EUR Inflation Linked	1.620%	5/15/28	EUR	910,000	17,220	57	17,163
Receive	15-Year EUR Inflation Linked	1.710%	3/15/33	EUR	100,000	(2,140)	—	(2,140)
Pay	20-Year EUR Inflation Linked	1.796%	11/15/38	EUR	520,000	9,328	39	9,289
Pay	20-Year EUR Inflation Linked	1.808%	11/15/38	EUR	300,000	6,209	—	6,209
Pay	20-Year EUR Inflation Linked	1.910%	1/15/38	EUR	160,000	8,216	485	7,731
Pay	30-Year EUR Inflation Linked	1.946%	3/15/48	EUR	100,000	3,128	—	3,128
Pay	10-Year GBP Inflation Linked	3.513%	9/15/28	GBP	400,000	(5,072)	24	(5,096)
Pay	10-Year GBP Inflation Linked	3.593%	11/15/28	GBP	420,000	170	—	170
Pay	10-Year GBP Inflation Linked	3.595%	11/15/28	GBP	220,000	174	—	174
Pay	15-Year GBP Inflation Linked	3.100%	6/15/31	GBP	2,430,000	(303,132)	(251,380)	(51,752)
Pay	15-Year GBP Inflation Linked	3.500%	9/15/33	GBP	250,000	(6,934)	195	(7,129)
Pay	15-Year GBP Inflation Linked	3.530%	10/15/31	GBP	1,190,000	(18,058)	(7,845)	(10,213)
Receive	30-Year GBP Inflation Linked	3.428%	3/15/47	GBP	370,000	37,375	21,675	15,700
Receive	30-Year GBP Inflation Linked	3.585%	10/15/46	GBP	240,000	(2,044)	(20,844)	18,800
Receive	1-Year USD Inflation Linked	2.070%	3/23/19	USD	2,340,000	(6,447)	135	(6,582)
Receive	3-Year USD Inflation Linked	2.168%	7/15/20	USD	1,100,000	(3,286)	—	(3,286)
Receive	4-Year USD Inflation Linked	2.027%	11/23/20	USD	700,000	1,105	—	1,105
Receive	5-Year USD Inflation Linked	1.550%	7/26/21	USD	400,000	10,567	13,538	(2,971)
Receive	5-Year USD Inflation Linked	1.603%	9/12/21	USD	310,000	7,027	9,337	(2,310)
Receive	5-Year USD Inflation Linked	2.210%	2/5/23	USD	2,090,000	(13,405)	—	(13,405)
Receive	5-Year USD Inflation Linked	2.220%	4/13/23	USD	7,730,000	(70,745)	—	(70,745)
Receive	5-Year USD Inflation Linked	2.263%	4/27/23	USD	610,000	(7,079)	(136)	(6,943)
Receive	5-Year USD Inflation Linked	2.263%	5/9/23	USD	360,000	(3,990)	—	(3,990)
Receive	5-Year USD Inflation Linked	2.281%	5/10/23	USD	550,000	(7,433)	—	(7,433)
Pay	10-Year USD Inflation Linked	1.730%	7/26/26	USD	400,000	(16,666)	(21,441)	4,775
Pay	10-Year USD Inflation Linked	1.762%	8/30/26	USD	1,500,000	(55,124)	(73,591)	18,467
Pay	10-Year USD Inflation Linked	1.801%	9/12/26	USD	310,000	(10,498)	(14,319)	3,821
Pay	10-Year USD Inflation Linked	2.150%	9/25/27	USD	300,000	(2,374)	—	(2,374)
Pay	10-Year USD Inflation Linked	2.156%	10/17/27	USD	700,000	(4,911)	—	(4,911)
Pay	10-Year USD Inflation Linked	2.180%	9/20/27	USD	320,000	(1,532)	—	(1,532)
Pay	10-Year USD Inflation Linked	2.335%	2/5/28	USD	1,060,000	14,890	2,300	12,590
Pay	10-Year USD Inflation Linked	2.353%	5/9/28	USD	360,000	6,114	—	6,114
Pay	10-Year USD Inflation Linked	2.360%	5/9/28	USD	540,000	9,556	—	9,556
Pay	10-Year USD Inflation Linked	2.364%	5/10/28	USD	550,000	9,901	—	9,901

						$(361,408)	$(377,835)	$16,427

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2018, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contracts:

Centrally Cleared - Credit Default Swap on Index - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/18 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Markit iTraxx Europe Series 28 5-Year Index	(1.000)%	12/20/22	3-Month	0.608%	EUR	1,700,000	$(34,449)	$(91,330)	$56,881

							$(34,449)	$(91,330)	$56,881

Centrally Cleared - Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/18 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Daimler AG, A	1.000%	12/20/20	3-Month	0.466%	EUR	100,000	$1,459	$1,651	$(192)
General Electric Co., BBB+	1.000%	12/20/23	3-Month	2.103%	USD	100,000	(4,658)	(4,874)	216

							$(3,199)	$(3,223)	$24

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

At November 30, 2018 Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $571,000 for open centrally cleared swap contracts.

At November 30, 2018, Inflation-Linked Fixed Income Fund had cash collateral from brokers in the amount of $150,000 for open OTC swap contracts.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Currency Abbreviations used in this schedule:

ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
CSFB	—	Credit Suisse Securities (USA) LLC
DUB	—	Deutsche Bank AG
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.
SCB	—	Standard Chartered Bank

See pages 240-242 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 63.1%
Aerospace/Defense - 0.3%
$ 1,500,000	BBB+	United Technologies Corp., Senior Unsecured Notes, 3.279% (3-Month USD-LIBOR + 0.650%) due 8/16/21(a)	$1,501,031

Agriculture - 1.5%
		BAT Capital Corp., Company Guaranteed Notes:
300,000	BBB+	2.297% due 8/14/20	291,919
2,330,000	BBB+	3.204% (3-Month USD-LIBOR + 0.590%) due 8/14/20(a)	2,326,614
1,400,000	BBB+	3.496% (3-Month USD-LIBOR + 0.880%) due 8/15/22(a)	1,399,394
1,500,000	BBB+	BAT International Finance PLC, Company Guaranteed Notes, 1.625% due 9/9/19	1,479,018
1,100,000	BBB	Imperial Brands Finance PLC, Company Guaranteed Notes, 2.950% due 7/21/20(b)	1,082,547
1,000,000	BBB+	Reynolds American Inc., Company Guaranteed Notes, 6.875% due 5/1/20	1,042,508

		Total Agriculture	7,622,000

Airlines - 0.6%
		Delta Air Lines Inc., Senior Unsecured Notes:
1,500,000	BB+	2.875% due 3/13/20	1,488,212
250,000	BB+	3.625% due 3/15/22	245,168
426,964	A+	Northwest Airlines Inc. Class A Pass-Through Trust, Series 2007-1, Pass-Thru Certificates, 7.027% due 11/1/19	442,971
285,160	A	Northwest Airlines Inc. Class G-2 Pass-Through Trust, Series 2002-1, Pass-Thru Certificates, 6.264% due 11/20/21	290,036
500,000	BBB+	Southwest Airlines Co., Senior Unsecured Notes, 2.750% due 11/6/19	497,418

		Total Airlines	2,963,805

Auto Manufacturers - 6.5%
		Daimler Finance North America LLC, Company Guaranteed Notes:
1,000,000	A	1.750% due 10/30/19(b)	984,261
4,600,000	A	3.140% (3-Month USD-LIBOR + 0.620%) due 10/30/19(a)(b)	4,609,571
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
1,500,000	BBB	2.943% due 1/8/19	1,498,964
500,000	BBB	2.021% due 5/3/19	496,594
3,400,000	BBB	3.408% (3-Month USD-LIBOR + 1.000%) due 1/9/20(a)	3,397,314
1,000,000	BBB	2.343% due 11/2/20	959,674
400,000	BBB	General Motors Co., Senior Unsecured Notes, 3.389% (3-Month USD-LIBOR + 0.800%) due 8/7/20(a)	399,119
		General Motors Financial Co., Inc. Company Guaranteed Notes:
1,000,000	BBB	4.051% (3-Month USD-LIBOR + 1.450%) due 5/9/19(a)	1,003,940
700,000	BBB	2.350% due 10/4/19	694,901
773,000	BBB	3.678% (3-Month USD-LIBOR + 1.270%) due 10/4/19(a)	776,569
2,400,000	BBB	Senior Unsecured Notes, 3.692% (3-Month USD-LIBOR + 1.100%) due 11/6/21(a)	2,389,093
1,300,000	BBB+	Harley-Davidson Financial Services Inc., Company Guaranteed Notes, 2.400% due 9/15/19(b)	1,289,318
		Hyundai Capital America, Senior Unsecured Notes:
400,000	BBB+	2.550% due 2/6/19(b)	399,557
1,000,000	BBB+	2.500% due 3/18/19(b)	998,251
400,000	BBB+	1.750% due 9/27/19(b)	394,339
600,000	BBB+	3.137% (3-Month USD-LIBOR + 0.800%) due 9/18/20(a)(b)(c)	598,483
800,000	BBB+	3.154% (3-Month USD-LIBOR + 0.820%) due 3/12/21(a)	799,761
		Hyundai Capital Services Inc., Senior Unsecured Notes:
1,600,000	BBB+	1.625% due 8/30/19	1,577,482
300,000	BBB+	1.625% due 8/30/19(b)	295,778
		Nissan Motor Acceptance Corp., Senior Unsecured Notes:
1,000,000	A	3.337% (3-Month USD-LIBOR + 1.010%) due 3/8/19(a)	1,001,811
1,000,000	A	2.776% (3-Month USD-LIBOR + 0.390%) due 9/28/20(a)(b)	998,086
1,000,000	A	2.854% (3-Month USD-LIBOR + 0.520%) due 3/15/21(a)(b)	998,430
1,700,000	A	3.086% (3-Month USD-LIBOR + 0.650%) due 7/13/22(a)(b)	1,689,072
1,000,000	A	3.076% (3-Month USD-LIBOR + 0.690%) due 9/28/22(a)(b)	993,696

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 63.1% - (continued)
Auto Manufacturers - 6.5% - (continued)
$ 1,700,000	AA-	Toyota Motor Credit Corp., Senior Unsecured Notes, 3.040% (3-Month USD-LIBOR + 0.400%) due 5/17/22(a)	$1,688,416
		Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
1,000,000	BBB+	2.450% due 11/20/19(b)	991,307
1,000,000	BBB+	3.388% (3-Month USD-LIBOR + 0.770%) due 11/13/20(a)(b)	997,896

		Total Auto Manufacturers	32,921,683

Banks - 15.7%
2,500,000	A	ADCB Finance Cayman Ltd., Company Guaranteed Notes, 3.000% due 3/4/19	2,499,075
1,400,000	A-	Aozora Bank Ltd., Senior Unsecured Notes, 2.750% due 3/9/20	1,385,594
300,000	BBB-	Axis Bank Ltd., Senior Unsecured Notes, 3.250% due 5/21/20	296,142
800,000	A	Banco Santander Chile, Senior Unsecured Notes, 3.907% (3-Month USD-LIBOR + 1.200%) due 11/28/21(a)	807,118
1,600,000	A-	Bank of America Corp., Senior Unsecured Notes, 3.046% (3-Month USD-LIBOR + 0.650%) due 10/1/21(a)	1,602,664
		Barclays PLC:
200,000	B+	Junior Subordinated Notes, 8.250% (5-Year USD Swap Rate + 6.705%)(a)(d)	200,283
		Senior Unsecured Notes:
2,900,000	BBB	2.750% due 11/8/19	2,873,622
600,000	BBB	4.728% (3-Month USD-LIBOR + 2.110%) due 8/10/21(a)	619,123
2,000,000	A	Chiba Bank Ltd. (The), Senior Unsecured Notes, 2.750% due 7/29/20	1,969,920
2,000,000	BBB+	Citigroup Inc., Senior Unsecured Notes, 3.818% (3-Month USD-LIBOR + 1.310%) due 10/26/20(a)	2,030,729
1,200,000	A+	Cooperatieve Rabobank UA, Senior Unsecured Notes, 3.244% (3-Month USD-LIBOR + 0.830%) due 1/10/22(a)	1,209,400
900,000	A	Danske Bank AS, Senior Unsecured Notes, 1.650% due 9/6/19(b)	887,112
		DBS Group Holdings Ltd., Senior Unsecured Notes:
1,000,000	Aa2(e)	3.110% (3-Month USD-LIBOR + 0.620%) due 7/25/22(a)	1,001,185
3,000,000	Aa2(e)	3.110% (3-Month USD-LIBOR + 0.620%) due 7/25/22(a)(b)	3,003,555
1,000,000	AA	Dexia Credit Local SA, Government Liquid Guaranteed Notes, 2.250% due 1/30/19	999,317
1,000,000	A+	DNB Bank ASA, Senior Unsecured Notes, 3.808% (3-Month USD-LIBOR + 1.070%) due 6/2/21(a)(c)	1,015,827
600,000	NR	Eksportfinans ASA, Senior Unsecured Notes, 3.418% (3-Month USD-LIBOR + 0.800%) due 11/10/20(a)(c)	600,984
300,000	A3(e)	Emirates NBD PJSC, Senior Unsecured Notes, 4.059% (3-Month USD-LIBOR + 1.550%) due 1/26/20(a)	302,686
1,000,000	BBB+	Goldman Sachs Group Inc. (The), Senior Unsecured Notes, 3.111% (3-Month USD-LIBOR + 0.730%) due 12/27/20(a)	1,000,326
		HSBC Holdings PLC, Senior Unsecured Notes:
1,500,000	A	4.349% (3-Month USD-LIBOR + 1.660%) due 5/25/21(a)	1,529,653
200,000	A	3.640% (3-Month USD-LIBOR + 1.000%) due 5/18/24(a)	196,554
		ICICI Bank Ltd., Senior Unsecured Notes:
1,200,000	BBB-	4.800% due 5/22/19	1,207,907
200,000	BBB-	3.125% due 8/12/20	196,964
990,000	A+	ING Bank NV, Senior Unsecured Notes, 1.650% due 8/15/19(b)	980,101
1,500,000	BBB	Intesa Sanpaolo SpA, Company Guaranteed Notes, 3.875% due 1/15/19	1,499,668
3,900,000	A-	JPMorgan Chase & Co., Senior Unsecured Notes, 2.947% (3-Month USD-LIBOR + 0.610%) due 6/18/22(a)	3,879,516
300,000	BBB+	Kasikornbank PCL, Senior Unsecured Notes, 3.500% due 10/25/19	300,013
		Lloyds Banking Group PLC:
1,600,000 GBP	BB-	Junior Subordinated Notes, 7.000% (5-Year GBP Swap Rate + 5.060%)(a)(d)	2,032,241
400,000	BBB+	Senior Unsecured Notes, 3.153% (3-Month USD-LIBOR + 0.800%) due 6/21/21(a)	399,216
5,200,000	A	Macquarie Bank Ltd., Senior Unsecured Notes, 2.600% due 6/24/19(b)	5,184,284
600,000	BBB	Macquarie Group Ltd., Senior Unsecured Notes, 3.731% (3-Month USD-LIBOR + 1.350%) due 3/27/24(a)(b)	598,846
1,000,000	A	Mizuho Bank Ltd., Company Guaranteed Notes, 2.650% due 9/25/19(b)	996,840
		Mizuho Financial Group Inc., Senior Unsecured Notes:
3,500,000	A-	3.474% (3-Month USD-LIBOR + 1.140%) due 9/13/21(a)	3,544,445
500,000	A-	3.647% (3-Month USD-LIBOR + 0.940%) due 2/28/22(a)	502,590
1,500,000	A-	3.211% (3-Month USD-LIBOR + 0.880%) due 9/11/22(a)	1,506,238
1,000,000	AA-	Nordea Bank AB, Senior Unsecured Notes, 3.681% (3-Month USD-LIBOR + 0.990%) due 5/27/21(a)(c)	1,012,071
		QNB Finance Ltd., Company Guaranteed Notes:
1,500,000	Aa3(e)	3.939% (3-Month USD-LIBOR + 1.350%) due 2/7/20(a)	1,509,447
1,600,000	Aa3(e)	4.068% (3-Month USD-LIBOR + 1,450%) due 8/11/21(c)	1,595,709

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 63.1% - (continued)
Banks - 15.7% - (continued)
		Royal Bank of Scotland Group PLC, Senior Unsecured Notes:
$ 1,000,000	BBB-	6.400% due 10/21/19	$1,022,592
3,700,000	BBB-	4.086% (3-Month USD-LIBOR + 1.470%) due 5/15/23(a)	3,618,504
800,000	BBB	Santander UK Group Holdings PLC, Senior Unsecured Notes, 2.875% due 10/16/20	788,846
		Santander UK PLC, Senior Unsecured Notes:
700,000	A	2.500% due 3/14/19	699,173
1,000,000	A	2.350% due 9/10/19	993,952
2,000,000	A	2.375% due 3/16/20	1,968,295
		Standard Chartered PLC, Senior Unsecured Notes:
1,000,000	BBB+	2.400% due 9/8/19	993,244
2,800,000	BBB+	2.400% due 9/8/19(b)	2,781,083
2,550,000	BBB-	State Bank of India, Senior Unsecured Notes, 3.358% (3-Month USD-LIBOR + 0.950%) due 4/6/20(a)	2,555,498
		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
3,100,000	A-	3.205% (3-Month USD-LIBOR + 0.780%) due 7/12/22(a)	3,105,877
500,000	A-	3.185% (3-Month USD-LIBOR + 0.740%) due 10/18/22(a)	500,835
		Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes:
500,000	A	2.050% due 3/6/19(b)	498,641
2,310,000	A	2.833% (3-Month USD-LIBOR + 0.510%) due 3/6/19(a)	2,311,866
1,400,000	A	2.779% (3-Month USD-LIBOR + 0.440%) due 9/19/19(a)(b)	1,400,785
1,039,000	A+	Suncorp-Metway Ltd., Senior Unsecured Notes, 2.100% due 5/3/19	1,034,579
1,600,000	A-	UBS Group Funding Switzerland AG, Company Guaranteed Notes, 4.216% (3-Month USD-LIBOR + 1.780%) due 4/14/21(a)(b)	1,636,405
1,000,000	A+	Wells Fargo Bank NA, Senior Unsecured Notes, 2.720% (SOFR + 0.480%) due 3/25/20(a)	996,761

		Total Banks	79,883,901

Building Materials - 0.1%
400,000	BBB	Vulcan Materials Co., Senior Unsecured Notes, 2.934% (3-Month USD-LIBOR + 0.600%) due 6/15/20(a)	399,178

Chemicals - 1.5%
4,000,000	BBB	Dow Chemical Co. (The), Senior Unsecured Notes, 8.550% due 5/15/19	4,095,265
		Incitec Pivot Finance LLC, Company Guaranteed Notes:
1,000,000	BBB	6.000% due 12/10/19	1,022,980
250,000	BBB	6.000% due 12/10/19(b)	255,745
1,000,000	BBB+	LyondellBasell Industries NV, Senior Unsecured Notes, 5.000% due 4/15/19	1,001,725
1,200,000	BBB-	Syngenta Finance NV, Company Guaranteed Notes, 3.698% due 4/24/20(b)	1,191,961

		Total Chemicals	7,567,676

Commercial Services - 2.3%
		Central Nippon Expressway Co., Ltd., Senior Unsecured Notes:
4,500,000	A1(e)	2.170% due 8/5/19	4,475,340
3,300,000	A1(e)	2.079% due 11/5/19	3,267,941
3,000,000	A1(e)	3.548% (3-Month USD-LIBOR + 0.810%) due 3/3/22(a)	3,003,855
750,000	BBB+	Equifax Inc., Senior Unsecured Notes, 3.486% (3-Month USD-LIBOR + 0.870%) due 8/15/21(a)	753,130

		Total Commercial Services	11,500,266

Computers - 1.7%
		Dell International LLC/EMC Corp., Senior Secured Notes:
550,000	BBB-	3.480% due 6/1/19	548,883
4,885,000	BBB-	3.480% due 6/1/19(b)	4,875,077
3,500,000	BBB	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 2.100% due 10/4/19(b)	3,452,854

		Total Computers	8,876,814

Diversified Financial Services - 7.0%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
2,300,000	BBB-	3.750% due 5/15/19	2,301,970
600,000	BBB-	4.625% due 10/30/20	603,657
1,300,000	BBB	Air Lease Corp., Senior Unsecured Notes, 3.375% due 1/15/19	1,300,233
457,000	BBB-	Aircastle Ltd., Senior Unsecured Notes, 7.625% due 4/15/20	478,544
		Ally Financial Inc.:

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 63.1% - (continued)
Diversified Financial Services - 7.0% - (continued)
$ 300,000	BB+	Company Guaranteed Notes, 3.500% due 1/27/19	$299,532
500,000	BB+	Senior Unsecured Notes, 3.750% due 11/18/19	500,750
		BOC Aviation Ltd., Senior Unsecured Notes:
700,000	A-	3.000% due 3/30/20	693,900
1,000,000	A-	3.609% (3-Month USD-LIBOR + 1.050%) due 5/2/21(a)	1,006,500
1,000,000	A-	3.609% (3-Month USD-LIBOR + 1.050%) due 5/2/21(a)(b)	1,006,500
1,000,000	A-	3.000% due 5/23/22	965,683
500,000	A-	2.750% due 9/18/22	476,230
200,000	A-	2.750% due 9/18/22(b)	190,492
500,000	BBB-	Cantor Fitzgerald LP, Unsecured Notes, 7.875% due 10/15/19(b)	515,084
		International Lease Finance Corp., Senior Unsecured Notes:
1,000,000	BBB-	5.875% due 4/1/19	1,007,376
600,000	BBB-	6.250% due 5/15/19	606,438
500,000	BBB-	8.250% due 12/15/20	538,014
		Mitsubishi UFJ Lease & Finance Co., Ltd., Senior Unsecured Notes:
1,200,000	A-	3.570% (3-Month USD-LIBOR + 0.925%) due 2/20/19(a)	1,201,591
2,200,000	A-	2.500% due 3/9/20	2,173,978
500,000	A-	2.652% due 9/19/22(b)	477,270
2,500,000	BBB	Nasdaq Inc., Senior Unsecured Notes, 2.756% (3-Month USD-LIBOR + 0.390%) due 3/22/19(a)	2,500,990
		Navient Corp., Senior Unsecured Notes:
1,900,000	B+	5.500% due 1/15/19	1,901,425
1,200,000	B+	4.875% due 6/17/19	1,203,750
600,000	B+	8.000% due 3/25/20	621,000
2,400,000	A-	Nomura Holdings Inc., Senior Unsecured Notes, 2.750% due 3/19/19	2,398,170
2,400,000	AA-	NTT Finance Corp., Senior Unsecured Notes, 2.916% (3-Month USD-LIBOR + 0.530%) due 6/29/20(a)	2,409,456
		ORIX Corp., Senior Unsecured Notes:
3,300,000	A-	2.650% due 4/13/21	3,206,904
200,000	A-	3.200% due 1/19/22	196,399
400,000	A-	2.900% due 7/18/22	387,619
4,300,000	BBB-	Synchrony Financial, Senior Unsecured Notes, 3.000% due 8/15/19	4,270,287

		Total Diversified Financial Services	35,439,742

Electric - 3.5%
700,000	A3(e)	Chugoku Electric Power Co., Inc. (The), Senior Secured Notes, 2.701% due 3/16/20	693,729
1,000,000	A+	CLP Power Hong Kong Financing Ltd., Company Guaranteed Notes, 4.750% due 3/19/20	1,016,165
1,600,000	BBB+	Duke Energy Corp., Senior Unsecured Notes, 3.114% (3-Month USD-LIBOR + 0.500%) due 5/14/21(a)(b)(c)	1,603,072
1,500,000	A-	Duke Energy Kentucky Inc., Senior Unsecured Notes, 4.650% due 10/1/19(b)	1,515,403
1,000,000	BBB	Emera US Finance LP, Company Guaranteed Notes, 2.150% due 6/15/19	993,479
1,000,000	A	Entergy Texas Inc., 1st Mortgage Notes, 7.125% due 2/1/19	1,005,271
700,000	BBB	Exelon Generation Co. LLC, Senior Unsecured Notes, 2.950% due 1/15/20	695,733
874,000	BBB	Israel Electric Corp., Ltd., Senior Secured Notes, 7.250% due 1/15/19	877,706
1,000,000	BBB	Metropolitan Edison Co., Senior Unsecured Notes, 7.700% due 1/15/19	1,005,251
2,200,000	A-	Mississippi Power Co., Senior Unsecured Notes, 3.031% (3-Month USD-LIBOR + 0.650%) due 3/27/20(a)	2,200,178
1,800,000	BBB+	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 3.107% (3-Month USD-LIBOR + 0.400%) due 8/21/20(a)	1,798,140
1,700,000	BBB+	Sempra Energy, Senior Unsecured Notes, 2.784% (3-Month USD-LIBOR + 0.450%) due 3/15/21(a)	1,693,885
500,000	BBB+	Southern Power Co., Senior Unsecured Notes, 2.888% (3-Month USD-LIBOR + 0.550%) due 12/20/20(a)(b)	497,172
2,000,000	A+	State Grid Overseas Investment 2014 Ltd., Company Guaranteed Notes, 2.750% due 5/7/19	1,994,754

		Total Electric	17,589,938

Electronics - 0.1%
300,000	BBB-	Arrow Electronics Inc., Senior Unsecured Notes, 3.500% due 4/1/22	293,363

Food - 0.7%
700,000	BBB	Kraft Heinz Foods Co., Company Guaranteed Notes, 3.188% (3-Month USD-LIBOR + 0.570%) due 2/10/21(a)	697,953
2,800,000	BBB	Tyson Foods Inc., Senior Unsecured Notes, 3.157% (3-Month USD-LIBOR + 0.450%) due 5/30/19(a)	2,800,475

		Total Food	3,498,428

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 63.1% - (continued)
Gas - 0.3%
$ 1,000,000	BBB+	Dominion Energy Gas Holdings LLC, Senior Unsecured Notes, 2.500% due 12/15/19	$990,301
500,000	BBB-	WGL Holdings Inc., Senior Unsecured Notes, 2.884% (3-Month USD-LIBOR + 0.550%) due 3/12/20(a)	498,451

		Total Gas	1,488,752

Healthcare - Products - 0.2%
1,000,000	BBB	Becton Dickinson & Co., Senior Unsecured Notes, 2.675% due 12/15/19	991,868

Healthcare - Services - 0.3%
1,455,000	BBB-	Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes, 5.625% due 7/31/19(b)	1,473,688

Holding Companies - Diversified - 0.6%
		Hutchison Whampoa International 09 Ltd., Company Guaranteed Notes:
850,000	A	7.625% due 4/9/19	863,621
300,000	A	7.625% due 4/9/19(b)	304,807
1,322,000	A	Hutchison Whampoa International 09/19 Ltd., Company Guaranteed Notes, 5.750% due 9/11/19	1,348,008
500,000	A	Hutchison Whampoa International 11 Ltd., Company Guaranteed Notes, 4.625% due 1/13/22	513,825

		Total Holding Companies - Diversified	3,030,261

Home Builders - 0.3%
1,500,000	BBB	DR Horton Inc., Company Guaranteed Notes, 3.750% due 3/1/19	1,499,751

Household Products/Wares - 0.3%
1,500,000	A-	Reckitt Benckiser Treasury Services PLC, Company Guaranteed Notes, 2.926% (3-Month USD-LIBOR + 0.560%) due 6/24/22(a)(b)	1,488,241

Insurance - 1.4%
		American International Group Inc., Senior Unsecured Notes:
700,000	BBB+	6.400% due 12/15/20	736,342
500,000	BBB+	3.300% due 3/1/21	494,603
1,100,000	BBB	Assurant Inc., Senior Unsecured Notes, 3.624% (3-Month USD-LIBOR + 1.250%) due 3/26/21(a)	1,099,520
		Athene Global Funding, Secured Notes:
1,500,000	A	2.750% due 4/20/20(b)	1,480,573
1,000,000	A	3.000% due 7/1/22(b)	970,273
2,500,000	A	3.628% (3-Month USD-LIBOR + 1.230%) due 7/1/22(a)(b)	2,543,683

		Total Insurance	7,324,994

Lodging - 0.3%
		MGM Resorts International, Company Guaranteed Notes:
1,300,000	BB-	8.625% due 2/1/19	1,314,222
250,000	BB-	6.750% due 10/1/20	261,125

		Total Lodging	1,575,347

Machinery - Diversified - 0.7%
		CNH Industrial Capital LLC, Company Guaranteed Notes:
2,200,000	BBB	3.375% due 7/15/19	2,192,497
400,000	BBB	3.875% due 10/15/21	396,500
1,200,000	BBB	Wabtec Corp., Company Guaranteed Notes, 3.382% (3-Month USD-LIBOR + 1.050%) due 9/15/21(a)	1,200,506

		Total Machinery - Diversified	3,789,503

Media - 2.3%
1,200,000	BBB+	21st Century Fox America Inc., Company Guaranteed Notes, 6.900% due 3/1/19	1,211,279
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
1,000,000	BBB-	3.579% due 7/23/20	995,821
1,000,000	BBB-	4.464% due 7/23/22	1,002,002
2,000,000	BBB-	Discovery Communications LLC, Company Guaranteed Notes, 2.750% due 11/15/19(b)	1,985,094
1,553,000	BBB+	RELX Capital Inc., Company Guaranteed Notes, 8.625% due 1/15/19	1,562,055
		Time Warner Cable LLC, Senior Secured Notes:

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 63.1% - (continued)
Media - 2.3% - (continued)
$ 1,200,000	BBB-	8.750% due 2/14/19	$1,212,235
2,100,000	BBB-	8.250% due 4/1/19	2,132,712
500,000	BBB-	5.000% due 2/1/20	506,596
1,000,000	BBB-	Viacom Inc., Senior Unsecured Notes, 5.625% due 9/15/19	1,020,064

		Total Media	11,627,858

Mining - 0.3%
1,200,000	A	Minera y Metalurgica del Boleo SA de CV, Company Guaranteed Notes, 2.875% due 5/7/19	1,197,285
300,000	Baa1(e)	Minmetals Bounteous Finance BVI Ltd., Company Guaranteed Notes, 3.500% due 7/30/20	297,907

		Total Mining	1,495,192

Miscellaneous Manufacturers - 0.6%
2,800,000	BBB+	General Electric Co., Senior Unsecured Notes, 6.000% due 8/7/19	2,832,104
400,000	BBB	Textron Inc., Senior Unsecured Notes, 3.168% (3-Month USD-LIBOR + 0.550%) due 11/10/20(a)	399,629

		Total Miscellaneous Manufacturers	3,231,733

Oil & Gas - 3.7%
2,800,000	A+	CNOOC Finance 2015 Australia Pty Ltd., Company Guaranteed Notes, 2.625% due 5/5/20	2,764,471
1,100,000	A	CNPC General Capital Ltd., Company Guaranteed Notes, 2.750% due 5/14/19	1,096,870
600,000	BBB-	Encana Corp., Senior Unsecured Notes, 6.500% due 5/15/19	608,699
		EQT Corp., Senior Unsecured Notes:
2,200,000	BBB-	8.125% due 6/1/19	2,251,821
1,000,000	BBB-	3.166% (3-Month USD-LIBOR + 0.770%) due 10/1/20(a)	998,862
500,000	BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 8.375% due 12/10/18	500,750
1,300,000	BBB+	Petroleos Mexicanos, Company Guaranteed Notes, 8.000% due 5/3/19	1,318,850
		Petronas Capital Ltd., Company Guaranteed Notes:
500,000	A-	5.250% due 8/12/19	507,131
750,000	A-	5.250% due 8/12/19(b)	760,696
2,000,000	BBB+	Phillips 66, Company Guaranteed Notes, 3.186% (3-Month USD-LIBOR + 0.750%) due 4/15/20(a)(b)	2,000,419
1,000,000	A	Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Notes, 6.750% due 9/30/19	1,027,123
		Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes:
500,000	A+	2.750% due 4/10/19(b)	498,908
1,200,000	A+	3.334% (3-Month USD-LIBOR + 0.920%) due 4/10/19(a)	1,201,168
1,750,000	A+	Sinopec Group Overseas Development 2015 Ltd., Company Guaranteed Notes, 2.500% due 4/28/20	1,724,625
1,500,000	A+	Sinopec Group Overseas Development 2016 Ltd., Company Guaranteed Notes, 2.125% due 5/3/19	1,493,127

		Total Oil & Gas	18,753,520

Pharmaceuticals - 2.6%
1,000,000	BBB	Allergan Funding SCS, Company Guaranteed Notes, 2.450% due 6/15/19	997,131
3,000,000	BBB	Bayer US Finance LLC, Company Guaranteed Notes, 2.375% due 10/8/19(b)	2,973,514
1,000,000	BBB+	Cardinal Health Inc., Senior Unsecured Notes, 3.104% (3-Month USD-LIBOR + 0.770%) due 6/15/22(a)	995,535
		Mylan NV, Company Guaranteed Notes:
1,500,000	BBB-	2.500% due 6/7/19	1,491,487
200,000	BBB-	3.750% due 12/15/20	200,287
200,000	BBB-	3.150% due 6/15/21	195,177
5,900,000	BBB-	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 1.900% due 9/23/19	5,810,270
500,000	BB	Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes, 1.700% due 7/19/19	494,400

		Total Pharmaceuticals	13,157,801

Pipelines - 1.6%
1,000,000	BBB-	Andeavor Logistics LP/Tesoro Logistics Finance Corp., Company Guaranteed Notes, 5.500% due 10/15/19	1,013,750
1,600,000	BBB+	Enbridge Inc., Senior Unsecured Notes, 2.814% (3-Month USD-LIBOR + 0.400%) due 1/10/20(a)	1,594,161
		Energy Transfer Operating LP, Company Guaranteed Notes:
1,000,000	BBB-	9.700% due 3/15/19	1,016,109
500,000	BBB-	9.000% due 4/15/19	510,187
1,100,000	BBB+	Florida Gas Transmission Co. LLC, Senior Unsecured Notes, 7.900% due 5/15/19(b)	1,121,105
2,000,000	BBB-	Kinder Morgan Energy Partners LP, Company Guaranteed Notes, 2.650% due 2/1/19	1,996,499
500,000	BBB-	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 5.750% due 1/15/20	510,358

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 63.1% - (continued)
Pipelines - 1.6% - (continued)
$ 300,000	BBB-	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.625% due 2/1/21	$308,862
200,000	BBB+	Spectra Energy Partners LP, Senior Unsecured Notes, 3.016% (3-Month USD-LIBOR + 0.700%) due 6/5/20(a)	200,244

		Total Pipelines	8,271,275

Real Estate - 0.4%
1,200,000	AA-	Qatari Diar Finance Co., Government Guaranteed Notes, 5.000% due 7/21/20	1,226,002
1,000,000	A-	Sinochem Overseas Capital Co., Ltd., Company Guaranteed Notes, 4.500% due 11/12/20	1,012,509

		Total Real Estate	2,238,511

Retail - 1.3%
3,000,000	BBB	Alimentation Couche-Tard Inc., Company Guaranteed Notes, 2.834% (3-Month USD-LIBOR + 0.500%) due 12/13/19(a)(b)	2,999,966
500,000	BBB+	McDonald’s Corp., Senior Unsecured Notes, 2.939% (3-Month USD-LIBOR + 0.430%) due 10/28/21(a)	499,232
3,100,000	BBB-	QVC Inc., Senior Secured Notes, 3.125% due 4/1/19	3,094,913

		Total Retail	6,594,111

Semiconductors - 1.1%
		Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes:
3,700,000	BBB-	2.375% due 1/15/20	3,651,933
500,000	BBB-	3.000% due 1/15/22	481,239
1,550,000	A-	QUALCOMM Inc., Senior Unsecured Notes, 3.250% (3-Month USD-LIBOR + 0.730%) due 1/30/23(a)	1,544,905

		Total Semiconductors	5,678,077

Sovereign - 0.1%
800,000	BBB-	Indian Railway Finance Corp., Ltd., Senior Unsecured Notes, 3.917% due 2/26/19	801,022

Telecommunications - 2.3%
		AT&T Inc., Senior Unsecured Notes:
500,000	BBB	3.488% (3-Month USD-LIBOR + 0.750%) due 6/1/21(a)	502,211
900,000	BBB	3.386% (3-Month USD-LIBOR + 0.950%) due 7/15/21(a)	905,238
		Deutsche Telekom International Finance BV, Company Guaranteed Notes:
700,000	BBB+	6.000% due 7/8/19	711,761
2,600,000	BBB+	2.789% (3-Month USD-LIBOR + 0.450%) due 9/19/19(a)(b)	2,605,022
500,000	A-	KT Corp., Senior Unsecured Notes, 2.625% due 4/22/19(b)	498,886
200,000	A-	Ooredoo International Finance Ltd., Company Guaranteed Notes, 7.875% due 6/10/19	204,669
200,000	A-	Ooredoo Tamweel Ltd., Senior Unsecured Notes, 3.039% due 12/3/18	200,000
1,035,000	BBB+	Orange SA, Senior Unsecured Notes, 5.375% due 7/8/19	1,048,559
800,000	BBB-	SES GLOBAL Americas Holdings GP, Company Guaranteed Notes, 2.500% due 3/25/19(b)	797,751
500,000	B	Sprint Capital Corp., Company Guaranteed Notes, 6.900% due 5/1/19	506,875
700,000	BBB	Telefónica Emisiones SAU, Company Guaranteed Notes, 5.877% due 7/15/19	711,002
		Verizon Communications Inc., Senior Unsecured Notes:
700,000	BBB+	3.334% (3-Month USD-LIBOR + 1.000%) due 3/16/22(a)	707,367
1,800,000	BBB+	3.716% (3-Month USD-LIBOR + 1.100%) due 5/15/25(a)	1,785,966
600,000	BBB+	Vodafone Group PLC, Senior Unsecured Notes, 3.426% (3-Month USD-LIBOR + 0.990%) due 1/16/24(a)	593,273

		Total Telecommunications	11,778,580

Transportation - 0.1%
400,000	BBB-	Pacific National Finance Pty Ltd., Company Guaranteed Notes, 4.625% due 9/23/20(b)(c)	403,947

Trucking & Leasing - 0.8%
1,500,000	A-	Aviation Capital Group LLC, Senior Unsecured Notes, 3.190% (3-Month USD-LIBOR + 0.670%) due 7/30/21(a)(b)	1,500,808
100,000	BB+	DAE Funding LLC, Company Guaranteed Notes, 4.000% due 8/1/20(b)	98,500
800,000	BBB	GATX Corp., Senior Unsecured Notes, 3.302% (3-Month USD-LIBOR + 0.720%) due 11/5/21(a)	799,660
1,770,000	BBB	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 2.500% due 6/15/19(b)	1,762,263

		Total Trucking & Leasing	4,161,231

		TOTAL CORPORATE BONDS & NOTES (Cost - $322,088,111)	320,913,088

U.S. GOVERNMENT OBLIGATIONS - 22.3%
16,897,104		U.S. Treasury Inflation Indexed Notes, 0.750% due 7/15/28	16,462,026

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 22.3% - (continued)
		U.S. Treasury Notes:
$ 96,300,000		2.625% due 7/31/20	$95,997,182
1,000,000		2.375% due 5/15/27	955,195

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $113,728,904)	113,414,403

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.5%
336,403	AAA	Apidos CLO XVI, Series 2013-16A, Class A1R, 3.430% (3-Month USD-LIBOR + 0.980%) due 1/19/25(a)(b)	336,352
700,000	AAA	Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class A, 3.257% (1-Month USD-LIBOR + 0.950%) due 6/15/35(a)(b)	700,012
871,359	AAA	B&M CLO Ltd., Series 2014-1A, Class A1R, 3.166% (3-Month USD-LIBOR + 0.730%) due 4/16/26(a)(b)	867,486
		Bancorp Commercial Mortgage Trust:
4,559	Aaa(e)	Series 2016-CRE1, Class A, 3.710% (1-Month USD-LIBOR + 1.430%) due 11/15/33(a)(b)	4,559
977,660	Aaa(e)	Series 2018-CRE4, Class A, 3.207% (1-Month USD-LIBOR + 0.900%) due 9/15/35(a)(b)	976,853
57,258	NR	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN8, Class A1, step bond to yield, 3.352% due 11/28/32(b)	57,102
342,252	NR	Bayview Opportunity Master Fund IVa Trust, Series 2018-SBR3, Class A1, step bond to yield, 4.090% due 5/28/33(b)	342,511
650,011	AA+	Bear Stearns ALT-A Trust, Series 2004-10, Class 2A1, 2.975% (1-Month USD-LIBOR + 0.660%) due 9/25/34(a)	636,249
788,232	AAA	Cent CLO 19 Ltd., Series 2013-19A, Class A1A, 3.839% (3-Month USD-LIBOR + 1.330%) due 10/29/25(a)(b)	789,167
1,000,000	AAA	Citigroup Commercial Mortgage Trust, Series 2017-1500, Class A, 3.157% (1-Month USD-LIBOR + 0.850%) due 7/15/32(a)(b)	1,000,462
207,757	NR	Civic Mortgage LLC, Series 2018-1, Class A1, step bond to yield, 3.892% due 6/25/22(b)	207,619
400,000	AAA	Cold Storage Trust, Series 2017-ICE3, Class A, 3.307% (1-Month USD-LIBOR + 1.000%) due 4/15/36(a)(b)	400,171
394,957	Aaa(e)	COMM Mortgage Trust, Series 2013-CR6, Class A3FL, 2.944% (1-Month USD-LIBOR + 0.630%) due 3/10/46(a)(b)	394,148
71,964	A+	Continental Airlines 1999-1 Class A Pass-Through Trust, Pass-Through Certificates, 6.545% due 2/2/19	72,357
188,506	NR	Credit Suisse Commercial Mortgage Capital Trust, Series 2017-1, Class A, 4.500% due 3/25/21(b)	188,950
799,852	B+	CWABS Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M1, 3.170% (1-Month USD-LIBOR + 0.855%) due 8/25/34(a)	782,941
500,000	AAA	Dorchester Park CLO DAC, Series 2015-1A, Class AR, 3.369% (3-Month USD-LIBOR + 0.900%) due 4/20/28(a)(b)	500,201
24,814	A	Eagle I Ltd., Series 2014-1A, Class A1, 2.570% due 12/15/39(b)	24,803
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
2,038,849	NR	Series 4344, Class FA, 2.706% (1-Month USD-LIBOR + 0.450%) due 12/15/37(a)	2,042,975
2,661,856	NR	Series 4351, Class FA, 2.706% (1-Month USD-LIBOR + 0.450%) due 5/15/38(a)	2,639,641
		Federal National Mortgage Association (FNMA), REMICS:
1,247,070	NR	Series 2011-86, Class KF, 2.865% (1-Month USD-LIBOR + 0.550%) due 9/25/41(a)	1,261,122
2,501,864	NR	Series 2017-108, Class AF, 2.615% (1-Month USD-LIBOR + 0.300%) due 1/25/48(a)	2,501,176
500,000	AAA	Figueroa CLO Ltd., Series 2013-2A, Class A1RR, 3.188% (3-Month USD-LIBOR + 0.850%) due 6/20/27(a)(b)	498,252
144,082	AAA	FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2, 2.703% (1-Month USD-LIBOR + 0.400%) due 8/19/34(a)	142,923
1,200,000	AAA	Ford Credit Floorplan Master Owner Trust A, Series 2018-3, Class A2, 2.715% (1-Month USD-LIBOR + 0.400%) due 10/15/23(a)	1,200,830
		GMF Floorplan Owner Revolving Trust:
500,000	AAA	Series 2018-3, Class A, 2.627% (1-Month USD-LIBOR + 0.320%) due 9/15/22(a)(b)	500,207
2,400,000	AAA	Series 2018-4, Class A1, 3.500% due 9/15/23(b)	2,409,611
1,051,161	Aaa(e)	Gosforth Funding PLC, Series 2017-1A, Class A1A, 2.809% (3-Month USD-LIBOR + 0.470%) due 12/19/59(a)(b)	1,053,117
		Government National Mortgage Association (GNMA):
2,408,304	NR	Series 2016-H06, Class FD, 3.194% (1-Month USD-LIBOR + 0.920%) due 7/20/65(a)	2,447,747
176,814	NR	Series 2016-H11, Class F, 3.074% (1-Month USD-LIBOR + 0.800%) due 5/20/66(a)	179,066
1,977,197	NR	Series 2017-H15, Class FE, 3.524% (1-Year USD-LIBOR + 0.800%) due 7/20/67(a)	2,031,322
1,000,000	AAA	Great Wolf Trust, Series 2017-WOLF, Class A, 3.307% (1-Month USD-LIBOR + 0.850%) due 9/15/34(a)(b)	998,670
500,000	Aaa(e)	GS Mortgage Securities Trust, Series 2014-GC18, Class AAB, 3.648% due 1/10/47	501,660
1,000,000	AAA	Holmes Master Issuer PLC, Series 2018-1A, Class A2, 2.796% (3-Month USD-LIBOR + 0.360%) due 10/15/54(a)(b)	997,856
1,235,000	AAA	Hyatt Hotel Portfolio Trust, Series 2017-HYT2, Class A, 2.965% (1-Month USD-LIBOR + 0.658%) due 8/9/32(a)(b)	1,230,625
188,592	B	Impac CMB Trust, Series 2004-10, Class 1A1, 2.955% (1-Month USD-LIBOR + 0.640%) due 3/25/35(a)	183,363
2,700,000	AAA	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2017-MAUI, Class A, 3.145% (1-Month USD-LIBOR + 0.830%) due 7/15/34(a)(b)	2,697,142
500,000	AAA(f)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-LAQ, Class A, 3.307% (1-Month USD-LIBOR + 1.000%) due 6/15/32(a)(b)	500,281
2,000,000 EUR	AAA	Jubilee CLO BV, Series 2015-16A, Class A1R, 0.481% (0.800% - 3-Month EURIBOR) due 12/15/29(b)	2,256,583
974,824	Aaa(e)	Ladder Capital Commercial Mortgage Trust, Series 2017-FL1, Class A, 3.183% (1-Month USD-LIBOR + 0.880%) due 9/15/34(a)(b)	975,561
800,000	AAA	Madison Park Funding XVI Ltd., Series 2015-16A, Class A1R, 3.799% (3-Month USD-LIBOR + 1.330%) due 4/20/26(a)(b)	804,400
1,000,000	AAA	Marathon CLO V Ltd., Series 2013-5A, Class A1R, 3.516% (3-Month USD-LIBOR + 0.870%) due 11/21/27(a)(b)	996,075

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.5% - (continued)
$ 1,000,000	Aaa(e)	MMAF Equipment Finance LLC, Series 2018-A, Class A2, 2.920% due 7/12/21(b)	$998,432
300,000	Aaa(e)	Monarch Grove CLO 18-1, Series 2018-1A, Class A1, 3.370% (3-Month USD-LIBOR + 0.880%) due 1/25/28(a)(b)	298,020
1,440,618	AAA	Motel 6 Trust, Series 2017-MTL6, Class A, 3.227% (1-Month USD-LIBOR + 0.920%) due 8/15/34(a)(b)	1,440,941
2,000,000	AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 3.256% (3-Month USD-LIBOR + 0.820%) due 10/13/27(a)(b)	1,996,446
400,000	BBB-	NovaStar Mortgage Funding Trust, Series 2005-4, Class M1, 2.975% (1-Month USD-LIBOR + 0.660%) due 1/25/36(a)	396,101
		OCP CLO Ltd.:
1,500,000	AAA	Series 2015-9A, Class A1R, 3.236% (3-Month USD-LIBOR + 0.800%) due 7/15/27(a)(b)	1,492,162
1,000,000	AAA	Series 2015-10A, Class A1R, 3.328% (3-Month USD-LIBOR + 0.820%) due 10/26/27(a)(b)	997,473
952,919	AAA(f)	Palmer Square CLO Ltd., Series 2018-3A, Class A1, 3.466% (3-Month USD-LIBOR + 0.850%) due 8/15/26(a)(b)	947,757
2,700,000	AAA	Permanent Master Issuer PLC, Series 2018-1A, Class 1A1, 2.816% (3-Month USD-LIBOR + 0.380%) due 7/15/58(a)(b)	2,692,696
205,830	AAA(f)	PFP Ltd., Series 2017-4, Class A, 3.187% (1-Month USD-LIBOR + 0.880%) due 7/14/35(a)(b)	206,113
228,727	AAA	RBSSP Resecuritization Trust, Series 2009-12, Class 16A1, 4.128% due 10/25/35(a)(b)	230,534
		Sofi Consumer Loan Program LLC:
95,132	AA	Series 2017-3, Class A, 2.770% due 5/25/26(b)	94,131
202,019	(P)AA	Series 2017-4, Class A, 2.500% due 5/26/26(b)	199,113
613,086	AA	Sofi Consumer Loan Program Trust, Series 2018-2, Class A1, 2.930% due 4/26/27(b)	611,300
2,000,000	Aaa(e)	Sound Point CLO X Ltd., Series 2015-3A, Class AR, 3.359% (3-Month USD-LIBOR + 0.890%) due 1/20/28(a)(b)	1,983,109
1,644,582	BBB+	Soundview Home Loan Trust, Series 2005-OPT1, Class M2, 2.989% (1-Month USD-LIBOR + 0.680) due 6/25/35(a)	1,634,736
587,930	AAA	Stonemont Portfolio Trust, Series 2017-MONT, Class A, 3.151% (1-Month USD-LIBOR + 0.850%) due 8/20/30(a)(b)	587,142
1,298,373	AAA	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 3.066% (1-Month USD-LIBOR + 0.750%) due 11/11/34(a)(b)	1,295,468
1,416,428	Aaa(e)	Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.915% (1-Month USD-LIBOR + 0.600%) due 2/25/57(a)(b)	1,416,839
1,800,000	Aaa(e)	Venture XVI CLO Ltd., Series 2014-16A, Class ARR, 3.286% (3-Month USD-LIBOR + 0.850%) due 1/15/28(a)(b)	1,791,031
800,000	Aaa(e)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 3.316% (3-Month USD-LIBOR + 0.880%) due 4/15/27(a)(b)	795,604
188,890	NR	VOLT LXI LLC, Series 2017-NPL8, Class A1, step bond to yield, 3.125% due 6/25/47(b)	187,721
872,558	NR	VOLT LXII LLC, Series 2017-NPL9, Class A1, step bond to yield, 3.125% due 9/25/47(b)	865,933
268,742	Aaa(e)	Voya CLO Ltd., Series 2014-3A, Class A1R, 3.210% (3-Month USD-LIBOR + 0.720%) due 7/25/26(a)(b)	268,518
1,065,094	AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 2.605% (1-Month USD-LIBOR + 0.290%) due 10/25/45(a)	1,056,633
		Wells Fargo Commercial Mortgage Trust:
500,000	AAA	Series 2017-HSDB, Class A, 3.164% (1-Month USD-LIBOR + 0.850%) due 12/13/31(a)(b)	500,497
1,500,000	AAA(f)	Series 2018-BXI, Class A, 3.038% (1-Month USD-LIBOR + 0.731%) due 12/15/36(a)(b)	1,497,797
		WFRBS Commercial Mortgage Trust:
1,500,000	Aaa(e)	Series 2012-C7, Class AFL, 3.503% (1-Month USD-LIBOR + 1.200%) due 6/15/45(a)(b)	1,526,796
1,232,692	Aaa(e)	Series 2012-C10, Class AFL, 3.093% (1-Month USD-LIBOR + 0.790%) due 12/15/45(a)(b)	1,239,058

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $68,688,290)	68,580,249

ASSET-BACKED SECURITIES - 5.3%
Automobiles - 0.6%
1,000,000	Aaa(e)	Hertz Fleet Lease Funding LP, Series 2018-1, Class A2, 3.230% due 5/10/32(b)	1,001,171
500,322	Aaa(e)	OSCAR US Funding Trust VIII LLC, Series 2018-1A, Class A2A, 2.910% due 4/12/21(b)	499,655
500,000	Aaa(e)	OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A2A, 3.150% due 8/10/21(b)	499,809
1,200,000	AAA	Securitized Term Auto Receivables Trust, Series 2018-2A, Class A2A, 3.060% due 2/25/21(b)	1,199,747

		Total Automobiles	3,200,382

Credit Cards - 1.6%
		CARDS II Trust:
1,000,000	Aaa(e)	Series 2017-2A, Class A, 2.567% (1-Month USD-LIBOR + 0.260%) due 10/17/22(a)(b)	999,737
1,300,000	Aaa(e)	Series 2018-1A, Class A, 2.657% (1-Month USD-LIBOR + 0.350%) due 4/17/23(a)(b)	1,302,085
1,143,715	NR	LP Credit Card ABS Master Trust, Series 2018-1, Class A, 3.830% (1-Month USD-LIBOR + 1.550%) due 8/20/24(a)(b)	1,146,543
3,000,000	Aaa(e)	Master Credit Card Trust II, Series 2018-1A, Class A, 2.790% (1-Month USD-LIBOR + 0.490%) due 7/21/24(a)(b)	3,004,922
1,700,000	AAA	Trillium Credit Card Trust II, Series 2018-1A, Class A, 2.565% (1-Month USD-LIBOR + 0.250%) due 2/27/23(a)(b)	1,698,116

		Total Credit Cards	8,151,403

Student Loans - 3.1%
		ECMC Group Student Loan Trust:
779,712	Aaa(e)	Series 2017-2A, Class A, 3.365% (1-Month USD-LIBOR + 1.050%) due 5/25/67(a)(b)	791,804

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
ASSET-BACKED SECURITIES - 5.3% - (continued)
Student Loans - 3.1% - (continued)
$ 740,268	Aaa(e)	Series 2018-1A, Class A, 3.065% (1-Month USD-LIBOR + 0.750%) due 2/27/68(a)(b)	$739,636
286,008	AAA	EFS Volunteer LLC, Series 2010-1, Class A2, 3.340% (3-Month USD-LIBOR + 0.850%) due 10/25/35(a)(b)	286,529
137,753	Aaa(e)	Navient Private Education Loan Trust, Series 2015-AA, Class A2A, 2.650% due 12/15/28(b)	135,588
1,500,000	AAA	Navient Student Loan Trust, Series 2018-1A, Class A2, 2.665% (1-Month USD-LIBOR + 0.350%) due 3/25/67(a)(b)	1,499,022
1,407,060	AA+	Nelnet Student Loan Trust, Series 2017-3A, Class A, 3.165% (1-Month USD-LIBOR + 0.850%) due 2/25/66(a)(b)	1,421,981
677,937	AA+	Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class A-3, 2,620% (3-Month USD-LIBOR + 0.130%) due 10/25/36(a)	673,781
		SLC Student Loan Trust:
1,332,014	AAA	Series 2006-1, Class A5, 2.444% (3-Month USD-LIBOR + 0.110%) due 3/15/27(a)	1,326,454
784,227	AAA	Series 2007-1, Class A4, 2.676% (3-Month USD-LIBOR + 0.060%) due 5/15/29(a)	776,314
		SLM Student Loan Trust:
348,057	AAA	Series 2003-10A, Class A3, 2.804% (3-Month USD-LIBOR + 0.470%) due 12/15/27(a)(b)	349,350
1,364,605	AAA	Series 2005-5, Class A4, 2.630% (3-Month USD-LIBOR + 0.140%) due 10/25/28(a)	1,358,382
1,124,958	A	Series 2008-5, Class A4, 4.190% (3-Month USD-LIBOR + 1.700%) due 7/25/23(a)	1,149,773
909,110	A	Series 2008-7, Class A4, 3.390% (3-Month USD-LIBOR + 0.900%) due 7/25/23(a)	910,799
249,560	A	Series 2008-8, Class A4, 3.990% (3-Month USD-LIBOR + 1.500%) due 4/25/23(a)	254,263
1,372,370	AAA	SMB Private Education Loan Trust, Series 2015-B, Class A2B, 3.507% (1-Month USD-LIBOR + 1.200%) due 7/15/27(a)(b)	1,386,755
1,443,260	AAA	Sofi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.390% due 2/25/42(b)	1,428,224
1,041,487	AA+	Utah State Board of Regents, Series 2017-1, Class A, 3,065% (1-Month USD-LIBOR + 0.750%) due 1/25/57(a)	1,042,778

		Total Student Loans	15,531,433

		TOTAL ASSET-BACKED SECURITIES (Cost - $26,851,003)	26,883,218

MORTGAGE-BACKED SECURITIES - 4.4%
FNMA - 4.4%
		Federal National Mortgage Association (FNMA)	11,162,125
11,100,000		4.000% due 12/01/2048(g)
11,353,834		4.000% due 11/01/2048	11,427,583

		TOTAL FNMA	22,589,708

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $22,367,669)	22,589,708

SOVEREIGN BONDS - 2.6%
Canada - 0.6%
3,000,000	AAA	Export Development Canada, 2.405% (3-Month USD-LIBOR + -0.040%) due 10/18/19(a)(b)	2,998,766

India - 0.9%
		Export-Import Bank of India:
200,000	BBB-	3.875% due 10/2/19	200,526
2,500,000	BBB-	2.750% due 4/1/20	2,465,367
1,900,000	Baa2(e)	3.646% (3-Month USD-LIBOR + 1.000%) due 8/21/22(a)	1,900,988

		Total India	4,566,881

Japan - 1.1%
		Japan Bank for International Cooperation:
800,000	A+	3.259% (3-Month USD-LIBOR + 0.570%) due 2/24/20(a)	804,394
4,400,000	A+	2.859% (3-Month USD-LIBOR + 0.390%) due 7/21/20(a)	4,416,961
500,000	A+	Tokyo Metropolitan Government, 2.500% due 6/8/22(b)	485,890

		Total Japan	5,707,245

		TOTAL SOVEREIGN BONDS (Cost - $13,319,446)	13,272,892

MUNICIPAL BOND - 0.3%
Washington - 0.3%
1,600,000		Washington Health Care Facilities Authority, 2.740% (SIFMA Municipal Swap Index Yield + 1.050%) due 1/1/42(a) (Cost - $1,600,000)	1,629,216

SENIOR LOANS - 0.2%
160,307	NR	AWAS Aviation Capital Ltd., 4.636% (3-Month USD-LIBOR + 2.250%) due 3/28/18(c)(h)	160,345

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
MUNICIPAL BOND - 0.3% - (continued)
SENIOR LOANS - 0.2% - (continued)
$ 587,999		NR	Las Vegas Sands LLC, 4.095% (1-Month USD-LIBOR + 1.750%) due 3/27/25	$580,167

			TOTAL SENIOR LOANS (Cost - $749,335)	740,512

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $569,392,758)	568,023,286

Face Amount†
SHORT-TERM INVESTMENTS - 20.1%
COMMERCIAL PAPERS - 1.7%
3,200,000			AT&T Inc., 3.091% due 5/28/19(i)	3,153,066
250,000			Campbell Soup Co., 2.925% due 1/15/19(b)(i)	249,134
500,000			CNH Industrial Capital LLC, 3.563% due 5/9/19(b)(i)	492,368
1,500,000			Ford Motor Credit Co. LLC, 2.964% due 1/4/19(i)	1,496,087
3,100,000			VW Credit Inc., 3.121% due 7/1/19(i)	3,044,846

			TOTAL COMMERCIAL PAPERS (Cost - $8,435,501)	8,435,501

CORPORATE BOND - 0.1%
600,000			Harris Corp., 3.166% (3-Month USD-LIBOR + 0.475%) due 2/27/19(a) (Cost - $600,000)	600,000

TIME DEPOSITS - 0.3%
			BBH - Grand Cayman:
2,636	DKK		(0.800)% due 12/3/18	400
398	EUR		(0.570)% due 12/3/18	451
63,482	JPY		(0.270)% due 12/3/18	559
6,027	NZD		0.700% due 12/3/18	4,143
74,541	AUD		0.750% due 12/3/18	54,489
878,419	CAD		0.830% due 12/3/18	661,062
216,196	GBP		Citibank - London, 0.360% due 12/3/18	275,585
472,835			Citibank - New York, 1.540% due 12/3/18	472,835

			TOTAL TIME DEPOSITS (Cost - $1,469,524)	1,469,524

U.S. GOVERNMENT OBLIGATION - 18.0%
92,000,000			U.S. Treasury Bills, 2.142% due 12/11/18(i) (Cost - $91,956,222)	91,956,221

			TOTAL SHORT-TERM INVESTMENTS (Cost - $102,461,247)	102,461,246

			TOTAL INVESTMENTS IN SECURITIES (Cost - $671,854,005)	670,484,532

			TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $12,996)	—

			TOTAL INVESTMENTS - 131.8% (Cost - $671,867,001)	670,484,532

			Liabilities in Excess of Other Assets - (31.9)%	(161,864,626)

			TOTAL NET ASSETS - 100.0%	$508,619,906

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2018.
(b)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2018, amounts to approximately $151,623,257 and represents 29.8% of net assets.

(c)	Illiquid security.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Rating by Moody’s Investors Service.
(f)	Rating by Fitch Ratings Service.
(g)	This security is traded on a TBA basis (see Note 1).
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(i)	Rate shown represents yield-to-maturity.

At November 30, 2018, for Ultra-Short Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Ultra-Short Term Fixed Income Fund	$671,867,001	$3,575,816	$(4,781,596)	$(1,205,780)

Abbreviations used in this schedule:

ABS	—	Asset-Based Security
CLO	—	Collateralized Loan Obligation
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	47.9%
U.S. Government Agencies & Obligations	16.9
Collateralized Mortgage Obligations	10.2
Asset-Backed Securities	4.0
Mortgage-Backed Securities	3.4
Sovereign Bonds	2.0
Municipal Bond	0.2
Senior Loans	0.1
Short-Term Investments	15.3

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At November 30, 2018, Ultra-Short Term Fixed Income held the following Options Contracts Purchased:

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
991	$111,913,321	U.S. Treasury 4-Year Note March Futures, Call	CITI	2/22/19	$120.50	$—
18	2,032,734	U.S. Treasury 4-Year Note March Futures, Call	CITI	2/22/19	$119.50	—
63	7,114,570	U.S. Treasury 5-Year Note March Futures, Call	CITI	2/22/19	$120.25	—
438	52,258,875	U.S. Treasury 10-Year Note March Futures, Call	CITI	2/22/19	$132.00	—
9	1,073,813	U.S. Treasury 10-Year Note March Futures, Call	CITI	2/22/19	$131.50	—
1	119,313	U.S. Treasury 10-Year Note March Futures, Call	CITI	2/22/19	$131.00	—
		TOTAL OPTIONS CONTRACTS PURCHASED (Premiums received — $12,996)				$—

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At November 30, 2018, Ultra-Short Term Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Eurodollar March Futures	408	3/19	$99,077,700	$99,098,100	$20,400
90-Day Sterling March Futures	951	3/19	150,153,684	150,075,274	(78,410)
Bank Accept December Futures	321	12/19	58,783,131	58,810,543	27,412
Bank Accept June Futures	28	6/19	5,141,481	5,136,213	(5,268)
Bank Accept June Futures	194	6/20	35,430,219	35,528,221	98,002
Bank Accept March Futures	315	3/20	57,634,995	57,693,502	58,507
Bank Accept September Futures	71	9/19	13,017,648	13,015,287	(2,361)
U.S. Treasury 2-Year Note March Futures	1,597	3/19	336,742,417	336,942,048	199,631

					317,913

Contracts to Sell:
90-Day Eurodollar March Futures	408	3/20	98,792,100	98,924,700	(132,600)
90-Day Sterling March Futures	951	3/20	149,812,670	149,741,908	70,762
U.S. Treasury 5-Year Note March Futures	1,730	3/19	195,145,969	195,422,423	(276,454)
U.S. Treasury 10-Year Note March Futures	448	3/19	53,368,544	53,515,000	(146,456)
U.S. Treasury Ultra Long Bond March Futures	42	3/19	6,391,875	6,401,062	(9,187)
United Kingdom Treasury 10-Year Gilt March Futures	152	3/19	23,667,100	23,762,040	(94,940)

					(588,875)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(270,962)

At November 30, 2018, Ultra-Short Term Fixed Income Fund had deposited cash of $2,531,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At November 30, 2018, Ultra-Short Term Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
British Pound	421,000	USD	547,677	BCLY	$536,649	12/4/18	$(11,028)
Euro	6,383,000	USD	7,227,872	HSBC	7,226,834	12/4/18	(1,038)
Euro	15,258,000	USD	17,355,975	MLP	17,275,111	12/4/18	(80,864)
Japanese Yen	1,436,930,000	USD	12,685,883	BCLY	12,660,176	12/4/18	(25,707)
Mexican Peso	779,000	USD	40,423	HSBC	37,956	1/25/19	(2,467)

							(121,104)

Contracts to Sell:
British Pound	200,000	USD	256,314	HSBC	254,940	12/4/18	1,374
British Pound	2,167,000	USD	2,770,783	SCB	2,762,276	12/4/18	8,507
Canadian Dollar	737,000	USD	563,776	HSBC	554,636	12/4/18	9,140
Euro	6,461,000	USD	7,371,951	JPM	7,315,146	12/4/18	56,805
Euro	15,180,000	USD	17,322,763	SCB	17,186,799	12/4/18	135,964
Euro	228,000	USD	260,112	HSBC	259,156	1/11/19	956
Euro	15,258,000	USD	17,419,410	MLP	17,342,992	1/11/19	76,418
Japanese Yen	1,436,930,000	USD	12,834,087	MLP	12,660,177	12/4/18	173,910
Japanese Yen	1,436,930,000	USD	12,734,361	BCLY	12,710,368	1/11/19	23,993
Japanese Yen	298,500,000	USD	2,639,514	JPM	2,640,383	1/11/19	(869)

							486,198

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$365,094

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At November 30, 2018, Ultra-Short Term Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid	Unrealized Depreciation
Receive	3-Month USD-LIBOR	3.000%	12/19/28	6 - Month	USD	6,000,000	$43,005	$100,300	$(57,295)

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation
1-Month USD-LIBOR + 0.095%	3-Month USD-LIBOR	5/21/22	3 - Month	USD	147,600,000	$139,852	$—	$139,852

At November 30, 2018, Ultra-Short Term Fixed Income Fund deposited cash collateral with brokers in the amount of $260,000 for open centrally cleared swap contracts.

At November 30, 2018, Ultra-Short Term Fixed Income Fund had cash collateral from brokers in the amount of $20,000 for open centrally cleared swap contracts.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
CITI	—	Citigroup Global Markets Inc.
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.
SCB	—	Standard Chartered Bank

See pages 240-242 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Alternative Strategies Fund

Units	Security	Value
OPEN END MUTUAL FUND SECURITIES—97.2%
United States—97.2%
$ 77,714	American Beacon AHL Managed Futures Strategy Fund, Class Y	$812,110
47,863	BlackRock Event Driven Equity Fund, Institutional Class	457,571
51,737	BlackRock Global Long/Short Credit Fund, Institutional Class	530,305
28,055	Diamond Hill Long/Short Fund, Class I	740,378
61,128	Driehaus Event Driven Fund, Common Class*	646,118
68,222	Eaton Vance Global Macro Absolute Return Advantage Fund, Class I	648,792
86,994	Goldman Sachs Absolute Return Tracker Fund, Institutional Class	831,664
84,048	John Hancock Seaport Long/Short Fund, Class I	925,365
55,436	LoCorr Market Trend Fund, Class I*	554,356
49,060	PIMCO Mortgage Opportunities and Bond Fund, Class I-2	536,716
66,439	Prudential QMA Long/Short Equity Fund, Class Z*	832,480
53,066	Tortoise MLP & Pipeline Fund, Institutional Class	652,183
96,805	Western Asset Macro Opportunities Fund, Class I	1,012,580

	Total United States	9,180,618

	TOTAL OPEN END MUTUAL FUND SECURITIES (Cost - $9,383,658)	9,180,618

	TOTAL INVESTMENTS - 97.2% (Cost - $9,383,658)	9,180,618

	Other Assets in Excess of Liabilities - 2.8%.	266,986

	TOTAL NET ASSETS - 100.0%.	$9,447,604

*	Non-income producing security.

At November 30, 2018, for Alternative Strategies Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Alternative Strategies Fund	$9,383,658	$20,760	$(223,800)	$(203,040)

Summary of Investments by Security Type^
Open End Mutual Fund Securities	100.0%

100.0%

^	As a percentage of total investments.

Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Notes to Schedules of Investments

1. Organization and Significant Accounting Policies

The Morgan Stanley Pathway Funds (Formerly known as Consulting Group Capital Markets Funds) (“Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund and Alternative Strategies Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2 and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at November 30, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Large Cap Equity Fund
Investments, at value
Common Stocks:
Communication Services	$125,793,312	$125,793,312	$—		$—
Consumer Discretionary	153,363,201	153,363,201	—		—
Consumer Staples	104,700,500	104,700,500	—		—
Energy	85,400,294	85,400,294	—		—
Financials	188,298,728	188,298,728	—		—
Health Care	262,333,876	262,333,876	—		—
Industrials	134,593,564	134,593,564	—		—
Information Technology	313,337,771	313,337,771	—		—
Materials	51,767,062	51,767,062	—		—
Real Estate	38,857,681	38,857,681	—		—
Utilities	31,804,742	31,804,742	—		—
Closed End Mutual Fund Security:
Financials	78,710,400	78,710,400	—		—
Short-Term Investments:
Money Market Fund	9,151,558	9,151,558	—		—
Time Deposits	38,984,998	—	38,984,998		—

Total Investments, at value	$1,617,097,687	$1,578,112,689	$38,984,998		$—

Other Financial Instruments - Liabilities
Futures Contracts	$(398,486)	$(398,486)	$—		$—

Total Other Financial Instruments - Liabilities	$(398,486)	$(398,486)	$—		$—

	Total Fair Value at November 30, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Small-Mid Cap Equity Fund
Investments, at value
Common Stocks:
Communication Services	$8,954,477	$8,954,477	$—		$—
Consumer Discretionary	51,591,529	51,591,529	—		—
Consumer Staples	6,953,987	6,953,987	—		—
Energy	13,458,990	13,458,990	—		—
Financials	52,085,995	52,085,995	—		—
Health Care	70,585,223	70,585,068	155		—
Industrials	85,386,390	85,386,390	—		—
Information Technology	86,801,574	86,801,574	—		—
Materials	23,614,750 *	23,612,573	—		2,177	*
Real Estate	27,180,964	27,180,964	—		—
Utilities	8,174,729	8,174,729	—		—
Closed End Mutual Fund Security:
Financials	17,154,564	17,154,564	—		—
Convertible Preferred Stock:
Utilities	423,675	423,675	—		—
Rights:
Health Care	34 *	—	34	*	—
Corporate Bond & Note	288,735	—	288,735		—
Short-Term Investments:
Money Market Fund	5,435,200	5,435,200	—		—
Time Deposits	9,938,486	—	9,938,486		—

Total Investments, at value	$468,029,302 *	$457,799,715	$10,227,410	*	$2,177	*

Other Financial Instruments - Liabilities
Futures Contracts	$(92,305)	$(92,305)	$—		$—

Total Other Financial Instruments - Liabilities	$(92,305)	$(92,305)	$—		$—

*	Includes securities that are fair valued by the Board at $0.

	Total Fair Value at November 30, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Equity Fund
Investments, at value
Common Stocks:
France	$132,739,587	$2,652,325	$130,087,262	$—
Germany	112,938,290	—	112,938,290	—
Japan	292,811,362	304,383	292,506,979	—
Switzerland	141,495,999	—	141,495,999	—
United Kingdom	264,691,740	900,435	263,791,305	—
Other Countries**	521,186,659	96,859,456	424,327,203	—
Preferred Stocks:
Brazil	1,475,428	1,475,428	—	—
Germany	14,068,206	—	14,068,206	—
United Kingdom	26,702	—	26,702	—
Closed End Mutual Fund Security:
United States	1,703,725	1,703,725	—	—
Right:
Switzerland	281,030	—	281,030	—
Short-Term Investments:
Money Market Fund	20,112,449	20,112,449	—	—
Time Deposits	45,433,194	—	45,433,194	—

Total Investments, at value	$1,548,964,371	$124,008,201	$1,424,956,170	$—

Other Financial Instruments - Liabilities
Futures Contracts	$(23,082)	$(23,082)	$—	$—

Total Other Financial Instruments - Liabilities	$(23,082)	$(23,082)	$—	$—

**	Other Countries represents Countries that are individually less than 5% of Net Assets.

	Total Fair Value at November 30, 2018		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Emerging Markets Equity Fund
Investments, at value
Common Stocks:
Brazil	$27,729,173		$27,729,173	$—		$—
China	116,114,758		32,678,901	83,434,293		1,564
India	41,695,558		5,528,855	36,166,703		—
Russia	24,048,155		20,096,681	3,951,474		—
South Africa	31,471,693		29,887	31,441,806		—
South Korea	48,573,843		264,091	48,309,752		—
Taiwan	32,045,542		74,846	31,970,696		—
Other Countries**	120,192,819		31,440,135	88,737,742		14,942
Preferred Stocks:
Brazil	7,238,054		7,238,054	—		—
Chile	186,585		186,585	—		—
Colombia	206,673		206,673	—		—
Russia	170,585		170,585	—		—
South Korea	5,909,349		—	5,909,349		—
Warrant:
Thailand	—	*	—	—	*	—
Right:
China	—	*	—	—	*	—
Short-Term Investments:
Money Market Fund	4,693,781		4,693,781	—		—
Time Deposits	19,537,310		—	19,537,310		—

Total - Investments, at value	$479,813,878	*	$130,338,247	$349,459,125	*	$16,506

Other Financial Instruments - Liabilities
Futures Contract	$(52,614)		$(52,614)	$—		$—

Total Other Financial Instruments - Liabilities	$(52,614)		$(52,614)	$—		$—

*	Includes securities that are valued in good faith at fair value by or under the direction of the Board of Trustees at $0.
**	Other Countries represents countries that are individually less than 5% of Net Assets.

	Total Fair Value at November 30, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Core Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$290,395,246 *	$—	$290,395,246	$—	*
Mortgage-Backed Securities	234,514,507	—	234,514,507	—
U.S. Government Agencies & Obligations	176,711,738	—	176,711,738	—
Collateralized Mortgage Obligations	85,163,859	—	85,163,859	—
Sovereign Bonds	22,208,273	—	22,208,273	—
Asset-Backed Securities	12,774,344	—	12,774,344	—
Senior Loans	7,888,770	—	7,888,770	—
Municipal Bonds	3,827,453	—	3,827,453	—
Preferred Stock:
Financials	96,900	96,900	—	—
Purchased Options	340,683	196,766	143,917	—
Short-Term Investments:
Commercial Papers	5,553,830	—	5,553,830	—
Money Market Fund	356,704	356,704	—	—
Repurchase Agreement	18,000,000	—	18,000,000	—
Sovereign Bonds	7,098,237	—	7,098,237	—
Time Deposits	18,905,885	—	18,905,885	—
U.S. Government Agencies	2,708,638	—	2,708,638	—
U.S. Government Obligations	11,474,172	—	11,474,172	—

Total Investments, at value	$898,019,239 *	$650,370	$897,368,869	$—	*

Other Financial Instruments - Assets
Futures Contracts	$561,307	$561,307	$—	$—
Forward Foreign Currency Contracts	495,613	—	495,613	—
OTC Interest Rate Swap	207,929	—	207,929	—
Centrally Cleared Interest Rate Swaps	31,882	—	31,882	—
Centrally Cleared Credit Default Swaps	37,284	—	37,284	—

Total Other Financial Instruments - Assets	$1,334,015	$561,307	$772,708	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(284,291)	$(278,046)	$(6,245)	$—
Futures Contracts	(728,983)	(728,983)	—	—
Forward Foreign Currency Contracts	(708,339)	—	(708,339)	—
Centrally Cleared Interest Rate Swaps	(326,825)	—	(326,825)	—

Total Other Financial Instruments - Liabilities	$(2,048,438)	$(1,007,029)	$(1,041,409)	$—

*	Includes securities that are valued in good faith at fair value by or under the direction of the Board of Trustees at $0.

	Total Fair Value at November 30, 2018		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
High Yield Fund
Investments, at value
Corporate Bonds & Notes	$48,725,789	*	$—	$48,557,132	$168,657	*
Senior Loans	3,269,318		—	3,269,318	—
Common Stocks:
Consumer Cyclical	125,607		—	—	125,607
Energy	786,109		564,558	181,378	40,173
Financials	—	*	—	—	—	*
Preferred Stocks:
Energy	45,794		—	—	45,794
Financials	226,002		226,002	—	—
Sovereign Bond	127,726		—	127,726	—
Short-Term Investments:
Money Market Fund	753,156		753,156	—	—
Time Deposits	1,840,495		—	1,840,495	—

Total Investments, at value	$55,899,996	*	$1,543,716	$53,976,049	$380,231	*

*	Includes securities that are valued in good faith at fair value by or under the direction of the Board of Trustees at $0.

	Total Fair Value at November 30, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal Bond Fund
Investments, at value
Municipal Bonds	$62,646,194	$—	$62,646,194	$—
Short-Term Investments:
Time Deposit	2,652,148	—	2,652,148	—

Total Investments, at value	$65,298,342	$—	$65,298,342	$—

	Total Fair Value at November 30, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Fixed Income Fund
Investments, at value
Corporate Bonds & Notes:
United Kingdom	$8,426,795	$—	$8,426,795	$—
United States	12,310,777	—	12,310,777	—
Other Countries**	30,652,570	—	30,652,570	—
Sovereign Bonds:
Japan	13,309,387	—	13,309,387	—
Other Countries**	34,973,842	—	34,973,842	—
Collateralized Mortgage Obligations	22,276,212	—	22,276,212	—
Mortgage-Backed Securities	17,964,821	—	17,964,821	—
U.S. Government Obligations	10,903,143	—	10,903,143	—
Asset-Backed Security	96,470	—	96,470	—
Senior Loan	193,166	—	193,166	—
Municipal Bond	38,227	—	38,227	—
Short-Term Investments:
Sovereign Bonds:
Japan	7,318,506	—	7,318,506	—
Other Countries**	6,696,543	—	6,696,543	—
Time Deposits	1,669,450		1,669,450	—
U.S. Government Agency	1,799,570	—	1,799,570	—
Purchased Options	18,478	—	18,478	—

Total Investments, at value	$168,647,957	$—	$168,647,957	$—

Other Financial Instruments - Assets
Futures Contracts	$169,571	$169,571	$—	$—
Forward Foreign Currency Contracts	1,625,353	—	1,625,353	—
OTC Interest Rate Swap	453	—	453	—
Centrally Cleared Interest Rate Swaps	1,791,070	—	1,791,070	—
OTC Credit Default Swaps	7,781	—	7,781	—
Centrally Cleared Credit Default Swaps	675,627	—	675,627	—
OTC Cross-Currency Swaps	12,454	—	12,454	—

Total Other Financial Instruments - Assets	$4,282,309	$169,571	$4,112,738	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(70,632)	$(14,062)	$(56,570)	$—
Reverse Repurchase Agreements	(12,017,767)		(12,017,767)	—
Futures Contracts	(462,806)	(462,806)	—	—
Forward Foreign Currency Contracts	(1,241,680)	—	(1,241,680)	—
OTC Interest Rate Swap	(6,960)	—	(6,960)	—
Centrally Cleared Interest Rate Swaps	(551,573)	—	(551,573)	—
OTC Credit Default Swaps	(31,004)	—	(31,004)	—
Centrally Cleared Credit Default Swaps	(11,447)	—	(11,447)	—
OTC Cross-Currency Swaps	(598,087)	—	(598,087)	—

Total Other Financial Instruments - Liabilities	$(14,991,956)	$(476,868)	$(14,515,088)	$—

**	Other Countries represents Countries that are individually less than 5% of Net Assets.

	Total Fair Value at November 30, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Inflation-Linked Fixed Income Fund
Investments, at value
U.S. Government Obligations	$245,787,443	$—	$245,787,443	$—
Sovereign Bonds	18,451,249	—	18,451,249	—
Collateralized Mortgage Obligations	14,633,704	—	14,633,704	—
Mortgage-Backed Securities	9,452,890	—	9,452,890	—
Corporate Bonds & Notes	7,590,962	—	7,590,962	—
Asset-Backed Security	231,825	—	231,825	—
Short-Term Investments:
Sovereign Bond	3,439,088	—	3,439,088	—
Time Deposits	914,849	—	914,849	—

Total Investments, at value	$300,502,010	$—	$300,502,010	$—

Other Financial Instruments - Assets
Futures Contracts	$104,246	$104,246	$—	$—
Forward Foreign Currency Contracts	484,673	—	484,673	—
Centrally Cleared Interest Rate Swaps	861,058	—	861,058	—
Centrally Cleared Inflation Rate Swaps	223,898	—	223,898	—
Centrally Cleared Credit Default Swaps	57,097	—	57,097	—

Total Other Financial Instruments - Assets	$1,730,972	$104,246	$1,626,726	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(23,477)	$(18,360)	$(5,117)	$—
Reverse Repurchase Agreements	(60,331,603)	—	(60,331,603)	—
Futures Contracts	(294,163)	(294,163)	—	—
Forward Foreign Currency Contracts	(211,262)	—	(211,262)	—
Centrally Cleared Interest Rate Swaps	(441,354)	—	(441,354)	—
Centrally Cleared Inflation Rate Swaps	(207,471)	—	(207,471)	—
Centrally Cleared Credit Default Swap	(192)	—	(192)	—

Total Other Financial Instruments - Liabilities	$(61,509,522)	$(312,523)	$(61,196,999)	$—

	Total Fair Value at November 30, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Ultra-Short Term Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$320,913,088	$—	$320,913,088	$—
U.S. Government Obligations	113,414,403	—	113,414,403	—
Collateralized Mortgage Obligations	68,580,249	—	68,580,249	—
Asset-Backed Securities	26,883,218	—	26,883,218	—
Mortgage-Backed Securities	22,589,708	—	22,589,708	—
Sovereign Bonds	13,272,892	—	13,272,892	—
Municipal Bond	1,629,216	—	1,629,216	—
Senior Loans	740,512	—	740,512	—
Short-Term Investments:
Commercial Papers	8,435,501	—	8,435,501	—
Corporate Bond	600,000	—	600,000	—
Time Deposits	1,469,524	—	1,469,524	—
U.S. Government Obligation	91,956,221	—	91,956,221	—
Purchased Options	—	—	—	—

Total Investments, at value	$670,484,532	$—	$670,484,532	$—

Other Financial Instruments - Assets
Futures Contracts	$474,714	$474,714	$—	$—
Forward Foreign Currency Contracts	487,067	—	487,067	—
Centrally Cleared Interest Rate Swap	139,852	—	139,852	—

Total Other Financial Instruments - Assets	$1,101,633	$474,714	$626,919	$—

Other Financial Instruments - Liabilities
Futures Contracts	$(745,676)	$(745,676)	$—	$—
Forward Foreign Currency Contracts	(121,973)	—	(121,973)	—
Centrally Cleared Interest Rate Swap	(57,295)	—	(57,295)	—

Total Other Financial Instruments - Liabilities	$(924,944)	$(745,676)	$(179,268)	$—

	Total Fair Value at November 30, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Alternative Strategies Fund
Investments, at value
Open End Mutual Fund Securities:
United States	$9,180,618	$9,180,618	$—	$—

Total Investments, at value	$9,180,618	$9,180,618	$—	$—

*	Other Countries represents Countries that are individually less than 5% of Total Net Assets.
**	Includes securities that are valued in good faith at fair value by or under the direction of the Board of Trustees at $0.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

During the period ended November 30, 2018, International Equity Fund had a transfer from Level 2 to Level 1 of $2,397,303. Emerging Markets Equity Fund had a transfer from Level 1 to Level 2 of $726,904.

Transfers from Level 1 to Level 2 were due to valuing the securities using significant observable inputs. Transfer from Level 1 to Level 3 was due to unavailability of unadjusted quote prices and valuing the security using significant unobservable inputs. Transfers from Level 2 to Level 1 were due to valuing the security using unadjusted quoted prices. Transfers from Level 3 to Level 2 were due to significant observable inputs available to determine the value of the securities.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2018 through November 30, 2018:

	Total		Collateralized Mortgage Obligations		Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks	Senior Loans	Rights		Warrant
Small-Mid Cap Equity Fund
Balance as of August 31, 2018	$2,177	*	$—		$2,177	*	$—		$—	$—	$—		$—
Total realized gain (loss)	—		—		—		—		—	—	—		—
Change in unrealized appreciation (depreciation)	—		—		—		—		—	—	—		—
Purchases	—		—		—		—		—	—	—		—
(Sales)	—		—		—		—		—	—	—		—
Transfers In	—		—		—		—		—	—	—		—
(Transfers Out)	—		—		—		—		—	—	—		—

Balance as of November 30, 2018	$2,177	*	$—		$2,177	*	$—		$—	$—	$—		$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2018	$—		$—	*	$—		$—		$—	$—	$—		$—

	Total		Collateralized Mortgage Obligations		Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks	Senior Loans	Rights		Warrant
Emerging Markets Equity Fund
Balance as of August 31, 2018	$4,194	*	$—		$1,949		$—		$—	$—	$2,245	*	$—	*
Total realized gain (loss)	—		—		—		—		—	—	—		—
Change in unrealized appreciation (depreciation)	(2,688)		—		(443)		—		—	—	(2,245)		—
Purchases	15,000		—		15,000		—		—	—	—		—
(Sales)	—		—		—		—		—	—	—		—
Transfers In	—		—		—		—		—	—	—		—
(Transfers Out)	—		—		—		—		—	—	—		—

Balance as of November 30, 2018	$16,506	*	$—		$16,506		$—		$—	$—	$—		$—	*

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2018	$(443)		$—		$(443)		$—		$—	$—	$—		$—

	Total		Collateralized Mortgage Obligations		Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks	Senior Loans	Rights		Warrant
Core Fixed Income Fund
Balance as of August 31, 2018	$—	*	$—		$—		$—	*	$—	$—	$—		$—
Total realized gain (loss)	—		—		—		—		—	—	—		—
Change in unrealized appreciation (depreciation)	—		—		—		—		—	—	—		—
Purchases	—		—		—		—		—	—	—		—
(Sales)	—		—		—		—		—	—	—		—
Transfers In	—		—		—		—		—	—	—		—
(Transfers Out)	—		—		—		—		—	—	—		—

Balance as of November 30, 2018	$—	*	$—		$—		$—	*	$—	$—	$—		$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2018	$—		$—		$—		$—		$—	$—	$—		$—

	Total		Collateralized Mortgage Obligations		Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks	Senior Loans	Rights		Warrant
High Yield Fund
Balance as of August 31, 2018	$479,128	*	$—		$273,891	*	$162,832	*	$42,405	$—	$—		$—
Total realized gain (loss)	(3,689	)*	—		—		(3,689	)*	—	—	—		—
Accured discounts (premiums)	1,414	*	—		—		1,414	*	—	—	—		—
Change in unrealized appreciation (depreciation)	(105,836	)*	—		(108,111)		2,275	*	—	—	—		—
Purchases	9,214		—		—		5,825		3,389	—	—		—
(Sales)	—		—		—		—		—	—	—		—
Transfers In	—		—		—		—		—	—	—		—
(Transfers Out)	—		—		—		—		—	—	—		—

Balance as of November 30, 2018	$380,231	*	$—		$165,780	*	$168,657	*	$45,794	$—	$—		$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2018	$(109,513)		$—		$(108,111)		$(1,402)		$—	$—	$—		$—

*	Includes securities that are valued at $0.
**	Amount represents the funding of unfunded loan commitments.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at the period-end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments and are reported on the Statements of Assets and Liabilities. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the change value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets. Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at period-end are included on the Fund’s Schedule of Investments under the caption “Purchased Options.”

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Such amounts are reported on the Statements of Assets and Liabilities as deposits with counterparties.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xii) Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swap Contracts. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statements of Operations. Inflation rate swap contracts are subject to movements in interest rates.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances. See Note 1(x).

At November 30, 2018, the aggregate market value of the loaned securities and the value of the collateral each fund received were as follows:

Fund	Market Value of Securities on Loan	Value of Collateral Held
Large Cap Equity Fund	$8,992,491	$9,151,558
Small-Mid Cap Equity Fund	5,255,369	5,435,200
International Equity Fund	19,029,501	20,112,449
Emerging Markets Equity Fund	4,462,234	4,693,781
Core Fixed Income Fund	344,522	356,704
High Yield Fund	723,890	753,156

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments.” The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(n) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt, if any, and is included in interest and dividend income, respectively. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(o) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(p) Distributions to Shareholders. Distributions from net investment income for Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Alternative Strategies Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(q) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2018 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(r) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(s) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(t) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(u) Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(v) Offering costs. Offering costs are incurred in connection with launching of new funds. These offering costs are accounted for as deferred charges and are being amortized to expense over 12 months on a straight line basis.

(w) Senior Floating-Rate Loans. Interests in senior floating-rate loans (“Senior Loans”) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

In connection with bank loan interests, the Fund may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The fund is obligated to fund those commitments at borrower’s discretion. In connection with these commitments, the Fund earns a commitment fee, which is included in interest income in the Statement of Operations and recognized respectively over the commitment period. As of November 30, 2018, the Fund had no unfunded loan commitments.

(x) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at November 30, 2018 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of November 30, 2018 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of November 30, 2018.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

2. Investments

The aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes at November 30, 2018 have been disclosed under respective schedules of investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pathway Funds

By:	/s/ Paul Ricciardelli
Paul Ricciardelli
Chief Executive Officer

Date:	January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul Ricciardelli
Paul Ricciardelli
Chief Executive Officer

Date: January 28, 2019

By:	/s/ Francis Smith
Francis Smith
Chief Financial Officer

Date: January 28, 2019